                         -----------------------------
                               THE BRINSON FUNDS
                           BRINSON U.S. BALANCED FUND

                            BRINSON U.S. EQUITY FUND

                             BRINSON U.S. BOND FUND
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1995
                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
                         -----------------------------

      CHICAGO.BASEL.LONDON.MELBOURNE.NEW YORK.PARIS.SINGAPORE.SYDNEY.TOKYO

                    TRUSTEES AND OFFICERS


--------------------------------------------------------------------------------
LOGO

TRUSTEES

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob

OFFICERS

Frank K. Reilly, CFA           Carolyn M. Burke, CPA
Chairman of the Board          Assistant Secretary

E. Thomas McFarlan             Catherine E. Macrae
President and Treasurer        Assistant Secretary

Thomas J. Digenan, CPA         Debra L. Nichols
Assistant Treasurer            Assistant Secretary
Bruce G. Leto
Secretary


                   ------------------------------------------------------------

                     THE FUNDS' ADVISOR -- BRINSON PARTNERS, INC.


--------------------------------------------------------------------------------
LOGO

Brinson Partners, Inc. is an institutional investment management firm structured around teams of investment specialists covering major world asset classes. We specialize in managing multiple asset portfolios that provide clients with the opportunity to participate in all major world asset classes. It is important that investment decisions, whether they pertain to a global portfolio or a single asset class portfolio, be made within the context of a global capital market perspective. Our coordinated application of investment strategies distinguishes Brinson Partners, Inc. as a leader in global investment management of institutional assets.

We firmly believe that asset allocation is portfolio management at its highest and most important level. Performance is maximized through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full long-term investment cycles.

At Brinson Partners, Inc., our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.


                   ------------------------------------------------------------
2

                    TABLE OF CONTENTS

--------------------------------------------------------------------------------

LOGO

Shareholder Letter............................................................ 4

U.S. Economic and Market Highlights........................................... 5

U.S. Balanced Fund............................................................ 6

 Schedule of Investments...................................................... 9

 Financial Statements.........................................................12

 Financial Highlights.........................................................15

U.S. Equity Fund..............................................................17

 Schedule of Investments......................................................20

 Financial Statements.........................................................22

 Financial Highlights.........................................................25

U.S. Bond Fund................................................................27

 Schedule of Investments......................................................30

 Financial Statements.........................................................31

 Financial Highlights.........................................................34

The Brinson Funds--Notes to Financial Statements..............................36

                   -------------------------------------------------------------

                    SHAREHOLDER LETTER

--------------------------------------------------------------------------------
LOGO
February 22, 1996

Dear Shareholder:

We appreciate the confidence you have placed in us and are pleased to present you with the December 31, 1995 Semi- Annual Report for the U.S. Balanced Fund, the U.S. Equity Fund and the U.S. Bond Fund. This Report presents our current U.S. economic and market outlook, as well as the Funds' recent investment strategies and performance. To summarize this information:

U.S. Balanced Fund

The Brinson U.S. Balanced Fund paid a dividend of $0.851 per share on December 29, 1995 to shareholders of record on December 20, 1995.

For the period from December 31, 1994 (performance inception date) to December 31, 1995, the Fund has provided a total return of 25.48%. In the second half of 1995, the Fund returned 10.16%.

The Fund's market allocation has been characterized by an underweight in the U.S. equity market and an overweight to the U.S. bond market.

U.S. Equity Fund

The Brinson U.S. Equity Fund paid a dividend of $0.359 per share on December 29, 1995 to shareholders of record on December 20, 1995.

For the period from February 28, 1994 (performance inception date) to December 31, 1995, the Fund provided an annualized total return of 19.34%. In 1995, the Fund returned 40.58%. The Fund returned 17.39% in the second half of the year.

Fund strategy presently maintains an above average exposure to stocks with high earnings/price measures and an overweight of intermediate versus large capitalization issues relative to the benchmark. The Fund also possesses a meaningful exposure toward economically-sensitive and financially-leveraged stocks and an underweight with respect to companies with foreign earnings and relative strength.

U.S. Bond Fund

The Brinson U.S. Bond Fund paid a dividend of $0.237 per share on December 29, 1995 to shareholders of record on December 20, 1995.

For the period from August 31, 1995 (performance inception date) to December 31, 1995, the Fund returned 5.49%.

With intermediate and long term interest rates within the range of our estimates of fair value, the Fund's current investment strategy involves near neutral duration and yield curve exposure.

We look forward to the challenges ahead and, as always, welcome your comments and suggestions.

Sincerely,

/s/ Gary P. Brinson, CFA
Gary P. Brinson, CFA
President and Chief Investment Officer
Brinson Partners, Inc.

                   ------------------------------------------------------------
4

                    U.S. ECONOMIC AND MARKET HIGHLIGHTS


--------------------------------------------------------------------------------
LOGO
The economy has settled into a moderate but uneven growth path. Real GDP growth slowed in the first half of this year, but picked up in the third quarter.

Consumer price inflation remains modest, with year-on-year growth in the CPI running below 3.0%. There was some upward pressure in the first half of the year, which can be characterized as an effect of the strong growth at the end of last year. Price pressures going forward should remain subdued.

Congressional debate is centered on reducing the size of the federal budget deficit. The main contention is the length of time in which balance should be achieved. Anticipation of deficit reduction has taken pressure off real interest rates.

 U.S. ENVIRONMENT
                                 MAJOR MARKETS

                        One Year Ended December 31, 1995



                             [GRAPH APPEARS HERE]
                                                  Total Return

                        U.S. CASH EQUIVALENTS          5.57%
                        U.S. BONDS                    18.55%
                        U.S. EQUITIES                 36.45%


                    SALOMON U.S. TREASURY BENCHMARK RETURNS

                        One Year Ended December 31, 1995

                           [GRAPH APPEARS HERE]

                            MATURITY               Total Return
                            (YEARS)

                               1                       8.09%
                               2                      11.04%
                               3                      13.36%
                               5                      16.97%
                              10                      23.73%
                              30                      33.48%


 TOP TEN INDUSTRY RETURNS
 RELATIVE TO S&P 500

One Year Ended December 31, 1995

S&P 500                  37.48%
-------------------------------
 1. Aerospace            26.76%
 2. Oil Service          20.07
 3. Tobacco              17.10
 4. Drugs, Medicine      14.70
 5. Thrift Institutions  14.14
 6. Beverages            13.62
 7. Air Transport        12.31
 8. Other Insurance      11.53
 9. Banks                11.04
10. Business Machines     8.89
-------------------------------

Source: BARRA
 BOTTOM TEN INDUSTRY
 RETURNS RELATIVE TO S&P
 500

One Year Ended December 31, 1995

S&P 500                 37.48%
------------------------------
 1. Coal & Uranium     -60.53%
 2. Trucking, Freight  -30.26
 3. Motor Vehicles     -27.65
 4. Forest Products    -25.37
 5. Apparel, Textiles  -22.63
 6. Water Transport    -22.50
 7. Pollution Control  -19.42
 8. Iron & Steel       -18.16
 9. Retail (Other)     -17.76
10. Real Property      -17.67
------------------------------

Source: BARRA

                   ------------------------------------------------------------

                    U.S. BALANCED FUND


--------------------------------------------------------------------------------
LOGO
The U.S. Balanced Fund is an actively managed, diversified portfolio that provides integrated asset management across and within U.S. stocks, bonds and cash. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced long-term returns, while controlling risk.

The Brinson U.S. Balanced Fund produced a total return of 25.48% for the year ended December 31, 1995, compared to the U.S. Balanced Index return of 29.45%. In the second half of 1995, the Fund returned 10.16% compared to the benchmark return of 11.59%. The U.S. Balanced Index is a fixed weight composite of 65% Wilshire 5000 Equity Index and 35% Salomon Brothers Broad Investment Grade Bond Index. Security selection within equities contributed positively to relative performance, while underweighting equities and overweighting bonds contributed negatively.

At the start of 1995, the Federal Reserve raised its target for the Fed Funds rate by 50 basis points, after increasing it more than 250 basis points the previous year. These rate hikes produced enough signs of slowing growth and sluggish inflationary pressure that the Fed reversed course and provided two small rate cuts later in the year.

Bonds performed well in the low inflation environment. Considerable declines in long yields caused the yield curve to become almost horizontal toward the end of the year. Long bonds provided excellent returns as a result. With rates declining over most of the curve, the bond market moved from undervalued to a position approximating fundamental value. At the short end, values are still in excess of price, but at the long end price and value are very close.

Lower interest rates also benefited several sectors of the U.S. equity market, in particular bank and insurance stocks. The equity market was buoyed by a large number of positive earnings surprises, and earnings growth continued at a double-digit pace. The equity component of the Fund was helped by an overweight in bank stocks and by favorable market response to consolidation in several overweighted industries.

With equity prices rising through the year, the market's overvaluation persisted at about 20%. At year-end, asset allocation strategy involves underweighting the overvalued equity market and overweighting the relatively attractive bond market. Duration strategy is approximately neutral as bond prices, except at the short end, are within the range of our fundamental value estimates.
                   ------------------------------------------------------------
6

                    U.S. BALANCED FUND

--------------------------------------------------------------------------------

 TOTAL RETURN

                            6 months
                             ended     Since
                            12/31/95 inception*
-----------------------------------------------
BRINSON U.S. BALANCED FUND   10.16%    25.48%
-----------------------------------------------
U.S. Balanced Index**        11.59%    29.45%
-----------------------------------------------

*Performance Inception date of the Brinson U.S. Balanced Fund is December 31, 1994.
**An un-managed index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Equity Index and 35% Salomon Brothers Broad Investment Grade Bond Index.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth    made for any income taxes
in the value of an             payable by shareholders on
investment in the Brinson      income dividends and capital
U.S. Balanced Fund and the     gain distributions.  Past
U.S. Balanced Index if you     performance is no guarantee
had invested $100,000 on       of future results.  Share
December 31, 1994, and had     price and return will vary
reinvested all your income     with market conditions;
dividends and capital gain     investors may realize a gain
distributions through          or loss upon redemption.
December 31, 1995.  No
adjustment has been

BRINSON U.S. BALANCED FUND
VS. U.S. BALANCED INDEX
Wealth Value with Dividends Reinvested

                             [GRAPH APPEARS HERE]

                                  12/31/94      12/31/95
                                  --------      --------
BRINSON U.S. BALANCED FUND        $100,000      $125,481
U.S. BALANCED INDEX               $100,000      $129,452



Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
LOGO
                   ------------------------------------------------------------

                    U.S. BALANCED FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

-------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals..............................................................  0.31%
 Housing/Paper..........................................................  1.30
 Metals.................................................................  0.56
                                                                         -----
                                                                          2.17
Capital Investment
 Capital Goods..........................................................  3.54
 Technology.............................................................  2.22
                                                                         -----
                                                                          5.76
Consumer
 Autos/Durables.........................................................  0.41
 Discretionary..........................................................  2.12
 Health: Drugs..........................................................  3.77
 Health: Non-Drugs......................................................  1.22
 Non-Durables...........................................................  3.94
 Retail/Apparel.........................................................  2.44
                                                                         -----
                                                                         13.90
Energy..................................................................  2.40
Financial
 Banks..................................................................  3.14
 Non-Banks..............................................................  3.86
                                                                         -----
                                                                          7.00

Services...............................................................   3.11%
Transportation.........................................................   1.70
Utilities..............................................................   2.54
Miscellaneous..........................................................   0.92
                                                                         ------
   Total U.S. Equities.................................................  39.50
                                                                         ------
U.S. BONDS
Corporate Bonds
 Asset-backed..........................................................   4.26
 Consumer..............................................................   2.83
 Financial.............................................................   4.46
 Floating Rate.........................................................   0.52
 Industrial............................................................   0.39
 Telecommunications....................................................   1.02
 Transportation........................................................   0.23
 Yankee................................................................   0.41
                                                                         ------
                                                                         14.12
International Dollar Bonds.............................................   3.27
U.S. Government Agencies...............................................  16.61
U.S. Government Obligations............................................  17.01
                                                                        ------
   Total U.S. Bonds....................................................  51.01
                                                                        ------
SHORT-TERM INVESTMENTS.................................................  15.01
                                                                        ------
   TOTAL INVESTMENTS................................................... 105.52
LIABILITIES, LESS
 CASH AND OTHER ASSETS.................................................  (5.52)
                                                                         ------

NET ASSETS............................................................. 100.00%
                                                                        =======

 ASSET ALLOCATION

As of December 31, 1995 (Unaudited)

------------------------------------
                            CURRENT
                  BENCHMARK STRATEGY
                  --------- --------
U.S. Equity           65%      40%
U.S. Bonds            35       55
Cash Equivalents       0        5
------------------------------------
                     100%     100%

 TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1995 (Unaudited)

                                   PERCENT OF
                                   NET ASSETS
---------------------------------------------
 1. Citicorp                          2.09%
 2. Lockheed Martin Corp.             2.07
 3. Burlington Northern, Santa Fe     1.65
 4. Honeywell, Inc.                   1.57
 5. Avon Products, Inc.               1.26
 6. Schering Plough Corp.             1.17
 7. AON Corp.                         1.17
 8. Kimberly-Clark Corp.              1.13
 9. Sprint Corp.                      1.11
10. Enron Corp.                       1.09
---------------------------------------------

                   ------------------------------------------------------------
---------------
8

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                        ----------- ------------
U.S. EQUITIES -- 39.50%
Aetna Life & Casualty Co...............................      25,100 $  1,738,175
Air & Water Technologies Corp.
 Class A (b)...........................................      10,400       63,700
Allergan, Inc..........................................      39,900    1,296,750
Alza Corp. (b).........................................      34,900      863,775
American Mobile Satellite Corp., Inc. (b)..............       6,000      183,750
Aon Corp...............................................      50,300    2,508,712
AST Research Corp. (b).................................       7,918       67,303
Automatic Data Processing, Inc.........................      22,800    1,692,900
Avon Products, Inc.....................................      35,800    2,698,425
Bard (C.R.), Inc.......................................      24,100      777,225
Beckman Instruments, Inc...............................      15,500      548,312
Biogen, Inc. (b).......................................       3,600      221,400
Birmingham Steel Corp..................................      15,600      232,050
Boeing Co..............................................      14,200    1,112,925
Boston Technology, Inc. (b)............................       9,600      122,400
Brinker International, Inc. (b)........................      11,500      173,938
Burlington Northern Santa Fe...........................      45,400    3,541,200
Campbell Soup Co.......................................      12,300      738,000
Centerior Energy Co....................................       7,000       62,125
CIGNA Corp.............................................      19,600    2,023,700
Citicorp...............................................      66,600    4,478,850
CMS Energy Corp........................................      42,500    1,269,688
Coca-Cola Enterprises, Inc.............................      50,200    1,348,734
Comerica, Inc..........................................      10,760      429,337
Computer Sciences Corp. (b)............................       2,300      161,575
Converse Technology, Inc. (b)..........................       6,500      130,000
Cooper Cameren Corp. (b)...............................      13,130      466,115
Cooper Industries, Inc.................................      13,692      519,719
Dial Corp..............................................      40,600    1,202,775
Enron Corp.............................................      61,100    2,329,437
Entergy Corp...........................................      42,900    1,254,825
Federated Department Stores (b)........................      50,800    1,397,000
First Data Corp........................................      23,631    1,580,330
Food Lion, Inc. Class A................................      64,100      366,569
Ford Motor Co..........................................      40,400    1,171,600
Forest Laboratories, Inc. (b)..........................      26,600    1,203,650
Gannett Co. Inc........................................      14,400      883,800
Genzyme Corp. (b)......................................       5,100      318,113
Goodyear Tire and Rubber Co............................      28,400    1,288,650
Grand Metro............................................      50,000    1,462,500
Health Care & Retirement Corp. (b).....................      11,000      385,000
Hillenbrand Industries, Inc............................       1,100       37,263
Honeywell, Inc.........................................      69,100    3,359,987
Illinova Corp. ........................................       8,200      246,000
Inland Steel Industries, Inc...........................      23,200      582,900
Interpublic Group of Companies, Inc....................      15,600      676,650
Kimberly-Clark Corp....................................      29,300    2,424,575
Kroger Co. (b).........................................      22,500      843,750
Lockheed Martin Corp...................................      56,100    4,431,900
LTV Corp...............................................      22,600      310,750
Lyondell Petrochemical Co..............................      42,600      974,475
Magna Group, Inc.......................................       7,700      182,875
Manor Care, Inc........................................      25,400      889,000
Mattel, Inc............................................      63,800    1,961,850
Melville Corp..........................................      35,400    1,088,550
National Semiconductor Corp. (b).......................      16,300      373,800
Nextel Communications, Inc. Class A (b)................      36,600      539,850
Octel Communications Corp. (b).........................       4,200      135,450

                                                          SHARES       VALUE
                                                        ----------- ------------
Old Republic International Corp........................      15,100 $    536,050
Owens Illinois, Inc. (b)...............................      44,100      639,450
Pentair, Inc...........................................       9,100      452,725
Pfizer, Inc............................................      24,500    1,543,500
Philip Morris Companies, Inc...........................      11,500    1,040,750
Raychem Corp...........................................      13,500      767,812
RJR Nabisco Convertible Preferred "C"..................     126,400      805,800
RJR Nabisco Holdings Corp. (b).........................      38,540    1,189,922
Schering Plough Corp...................................      46,000    2,518,500
Schlumberger Ltd.......................................      16,500    1,142,625
Schweitzer-Meuduit International, Inc. (b).............       2,930       67,756
Seagate Technology, Inc. (b)...........................      16,300      774,250
Sprint Corp............................................      59,600    2,376,550
State Street Boston Corp...............................      11,600      522,000
Timken Co..............................................      11,000      420,750
Tosco Corp.............................................       7,000      266,875
Transamerica Corp......................................      20,000    1,457,500
Ultramar Corp..........................................      20,200      520,150
US Bancorp.............................................      26,700      897,788
USF&G Corp.............................................      37,400      631,125
Walgreen Co............................................      34,200    1,021,725
Westvaco Corp..........................................      10,750      298,312
WMX Technologies, Inc..................................      50,200    1,499,725
                                                                    ------------
Total U.S. Equities (Cost $70,776,456).................               84,766,297
                                                                    ------------
                                                           FACE
                                                          AMOUNT       VALUE
                                                        ----------- ------------
BONDS -- 51.01%
U.S. CORPORATE BONDS -- 14.12%
Bell South Corp.
0.000% due 12/15/15.................................... $ 3,175,000 $    840,676
Beneficial Home Equity
6.280%, due 03/28/25...................................     495,158      495,158
Burlington Northern Santa Fe
7.000%, due 12/15/25...................................     900,000      889,005
Chrysler Financial Corp.
FRN 6.023%, due 07/31/97...............................   1,000,000    1,000,283
MTN 6.500%, due 08/21/97...............................   1,000,000    1,012,330
Dayton Hudson Credit Card Trust 95-1
6.100%, due 09/25/98...................................   2,000,000    2,032,100
Dean Witter & Co.
6.245%, due 03/21/97...................................   1,250,000    1,249,258
Ford Motor Credit Corp.
5.370%, due 09/08/98...................................     945,000      937,242
GMAC MTN
6.750%, due 06/10/02...................................   1,000,000    1,030,960
Grace W.R. & Co.
8.000%, due 08/15/04...................................   1,150,000    1,269,355
MBNA Master Trust
5.962%, due 03/15/01...................................   1,500,000    1,499,925
Nationwide CSN Trust
9.875%, due 02/15/25...................................   1,000,000    1,168,063
News America Corp.
7.750%, due 01/20/24...................................   1,000,000    1,037,323
Petroliam Nasional
7.125%, due 08/15/05...................................   1,500,000    1,582,500
Republic Bank of New York Corp. FRN
6.025%, due 12/29/02...................................   1,065,000    1,033,050
RJR Nabisco Inc.
8.625%, due 12/01/02...................................   1,500,000    1,555,871

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT       VALUE
                                                       ----------- ------------
U.S. CORPORATE BONDS (CONTINUED)
Signet Credit Card
 6.062%, due 05/15/02................................. $ 1,500,000 $  1,504,065
Standard Credit Card Trust
 94-1A 4.650%, due 02/07/97...........................   2,000,000    1,983,360
 91-3A 8.875%, due 07/07/98...........................   1,750,000    2,950,255
TCI Communication
 6.820%, due 09/15/10.................................   2,100,000    2,134,225
Time Warner Inc.
 9.125%, due 01/15/13.................................   1,000,000    1,125,148
Woolworth Corp.
 7.000%, due 10/15/02.................................   1,920,000    1,962,797
                                                                   ------------
                                                                     30,292,949
                                                                   ------------
INTERNATIONAL DOLLAR BONDS -- 3.27%
Bangkok Bank Public Co. Ltd.
 7.250%, due 09/15/05.................................   2,100,000    2,175,075
Hanson PLC Notes
 6.750%, due 09/15/05.................................   1,000,000    1,035,095
Hong Kong Shanghai Perpetual FRN
 6.375%, due 07/30/49.................................   1,000,000      775,850
International Bank for Reconstruction & Development
 6.375%, due 07/21/05.................................   1,500,000    1,558,665
Republic of Italy
 6.875%, due 09/27/23.................................   1,500,000    1,466,250
                                                                   ------------
                                                                      7,010,935
                                                                   ------------
U.S. GOVERNMENT AGENCIES -- 16.61%
Federal Home Loan Mortgage Corp.
 7.000%, due 12/15/06.................................   1,695,000    1,736,239
 7.000%, due 03/15/07.................................   2,615,000    2,693,816
 9.250%, due 07/15/21.................................   2,314,417    2,503,296
 7.000%, due 10/15/21.................................     750,000      749,297
 7.000%, due 12/15/23.................................     949,443      849,751
Federal Home Loan Mortgage Corp. Gold
 9.000%, due 03/01/24.................................     532,516      563,231
Federal National Mortgage Association
 8.000%, due 06/01/24.................................     355,229      367,773
 8.000%, due 07/01/24.................................      23,026       23,839
 8.000%, due 08/01/24.................................      52,078       53,916
 6.500%, due 09/01/24.................................   1,875,000    1,852,734
 7.000%, due 09/01/24.................................   4,585,000    4,620,823
 8.000%, due 11/01/24.................................      25,509       26,410
 8.000%, due 03/01/25.................................     208,092      215,440
 8.000%, due 04/01/25.................................     916,702      949,073
 7.500%, due 05/01/25.................................   1,632,993    1,672,797
 8.000%, due 05/01/25.................................   1,985,695    2,055,815
 8.000%, due 06/01/25.................................   1,739,010    1,800,419
Federal National Mortgage Association Dwarf
 7.500%, due 09/01/09.................................   1,655,000    1,701,547
 7.000%, due 12/01/09.................................   5,160,000    5,253,525
Government National Mortgage Association
 9.000%, due 12/15/09.................................   1,476,280    1,563,365
 11.000%, due 09/15/15................................     443,192      497,995
 9.000%, due 12/15/17.................................     493,677      525,579
 7.750%, due 06/16/20.................................     600,000      624,938
 7.000%, due 06/15/23.................................     449,193      454,387
 7.000%, due 07/15/23.................................     474,793      480,283

                                                     FACE AMOUNT    VALUE
                                                     ----------- ------------
 7.000%, due 09/15/23............................... $   100,375 $    101,536
 9.000%, due 07/15/24...............................     211,455      223,944
 8.500%, due 11/15/24...............................     234,174      245,737
 8.500%, due 01/15/25...............................     527,633      553,664
 9.000%, due 05/15/25...............................     644,922      683,013
                                                                 ------------
                                                                   35,644,182
                                                                 ------------
U.S. GOVERNMENT OBLIGATIONS -- 17.01%
U.S. Treasury Coupon Strips
 0.000%, due 11/15/19...............................   1,295,000      293,965
U.S. Treasury Notes and Bonds
 6.625%, due 03/31/97...............................  12,215,000   12,424,939
 5.300%, due 11/15/98...............................   2,500,000    2,517,968
 6.250%, due 08/31/00...............................   4,415,000    4,569,525
 7.250%, due 05/15/04...............................   7,235,000    8,048,938
 8.125%, due 05/15/21...............................   6,620,000    8,378,437
U.S. Treasury Principal Strips
 0.000%, due 05/15/20...............................   1,245,000      275,917
                                                                 ------------
                                                                   36,509,689
                                                                 ------------
Total U.S. Bonds (Cost $106,199,902)................              109,457,755
                                                                 ------------
SHORT-TERM INVESTMENTS -- 15.01%
COMMERCIAL PAPER -- 15.01%
Baxter International, Inc.
 6.050%, due 01/02/96...............................   1,000,000      999,832
Burlington Northern Santa Fe
 6.050%, due 01/03/96...............................   3,000,000    2,998,992
 6.150%, due 01/31/96...............................   2,500,000    2,487,187
Conagra, Inc.
 5.910%, due 01/04/96...............................   2,000,000    1,999,015
 6.050%, due 01/11/96...............................   2,000,000    1,996,639
Crown Cork & Seal Co., Inc.
 6.060%, due 01/09/96...............................   1,400,000    1,398,115
CSX Corp.
 6.000%, due 01/08/96...............................   2,000,000    1,997,666
General American Transportation Corp.
 6.200%, due 01/18/96...............................   2,500,000    2,492,681
Nabisco Holdings Corp.
 5.850%, due 01/03/96...............................   3,000,000    2,999,025
 6.040%, due 01/19/96...............................   2,990,000    2,980,970
P.S. Colorado Credit Corp.
 6.030%, due 01/04/96...............................   2,500,000    2,498,744
Texas Utilities Electric Co.
 6.300%, due 01/05/96...............................   2,000,000    1,998,600
Trinova Corp.
 6.100%, due 01/10/96...............................   2,000,000    1,996,950
 6.200%, due 01/10/96...............................   2,562,000    2,558,029
Whitman Corp.
 5.950%, due 01/02/96...............................     799,000      798,868
                                                                 ------------
Total Short-Term Investments
 (Cost $32,201,313).................................               32,201,313
                                                                 ------------
Total Investments
 (Cost $209,177,671) -- 105.52% (a) ................              226,425,365
                                                                 ------------
Liabilities, less cash and other assets --(5.52%) ..              (11,852,198)
                                                                 ------------
Net Assets -- 100%..................................             $214,573,167
                                                                 ============

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------
10

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a)Aggregate cost for federal income tax purposes was $209,177,671; and net unrealized appreciation consisted of:

        Gross unrealized appreciation.............................  $18,141,919
        Gross unrealized depreciation.............................     (894,225)
                                                                    -----------
         Net unrealized appreciation..............................  $17,247,694
                                                                    ===========

(b)Non-income producing security

  FRN: Floating Rate Note--The rate disclosed is that in effect at December 31, 1995.
  MTN: Medium Term Note

FUTURES CONTRACTS (NOTE 4)

INDEX FUTURES CONTRACTS:
The U.S. Balanced Fund had the following open index futures contract as of December 31, 1995:

                                        SETTLEMENT          CURRENT  UNREALIZED
                                           DATE      COST    VALUE     (LOSS)
                                        ---------- -------- -------- ----------
        INDEX FUTURES BUY CONTRACTS
        Standard & Poors 500, 2 con-
         tracts........................ March 1996 $625,300 $618,450  $(6,850)
                                                                      =======

The segregated cash pledged to cover margin requirements for the open position at December 31, 1995 was $30,000.



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $209,177,671) (Note 1)............... $226,425,365
 Cash.............................................................      200,986
 Receivables:
  Investment securities sold......................................      804,060
  Dividends.......................................................      130,699
  Interest........................................................    1,288,509
  Fund shares sold................................................       17,309
  Due from Advisor (Note 2).......................................       46,935
 Deferred organization costs, net of amortization (Note 1)........       11,240
 Other assets.....................................................       46,125
                                                                   ------------
    TOTAL ASSETS..................................................  228,971,228
                                                                   ------------
LIABILITIES:
 Payables:
  Fund shares redeemed............................................        3,516
  Investment securities purchased.................................   14,185,918
  Accrued expenses................................................      208,627
                                                                   ------------
    TOTAL LIABILITIES.............................................   14,398,061
                                                                   ------------
NET ASSETS........................................................  214,573,167
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $196,113,598
 Accumulated undistributed net investment income..................        3,527
 Accumulated net realized gain....................................    1,215,178
 Net unrealized appreciation......................................   17,240,864
                                                                   ------------
    NET ASSETS.................................................... $214,573,167
                                                                   ============
OFFERING PRICE PER SHARE:
 Brinson Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $214,352,075 and 18,619,851 shares is-
   sued and outstanding) (Note 6)................................. $      11.51
                                                                   ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $221,092 and 19,251 shares issued and
   outstanding) (Note 6).......................................... $      11.48
                                                                   ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME
 Interest.......................................................... $ 3,742,835
 Dividends.........................................................     893,648
                                                                    -----------
    TOTAL INCOME...................................................   4,636,483
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................     660,274
 Custodian.........................................................      76,000
 Professional......................................................      65,831
 Registration......................................................      62,845
 Administration....................................................      62,280
 Amortization of organization costs (Note 1).......................       1,406
 Distribution (Note 5).............................................           8
 Other.............................................................     129,004
                                                                    -----------
    TOTAL EXPENSES.................................................   1,057,648
    Expenses deferred by Advisor (Note 2)..........................    (303,042)
                                                                    -----------
    NET EXPENSES...................................................     754,606
                                                                    -----------
    NET INVESTMENT INCOME .........................................   3,881,877
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments......................................................   4,856,016
  Futures contracts................................................      90,260
                                                                    -----------
    Net realized gain..............................................   4,946,276
                                                                    -----------
 Change in net unrealized appreciation on:
  Investments .....................................................   9,587,848
  Futures contracts................................................      (9,406)
                                                                    -----------
    Change in net unrealized appreciation..........................   9,578,442
                                                                    -----------
 Net realized and unrealized gain..................................  14,524,718
                                                                    -----------
 Net increase in net assets resulting from operations.............. $18,406,595
                                                                    ===========



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS ENDED  DECEMBER 30, 1994*
                                           DECEMBER 31, 1995      THROUGH
                                              (UNAUDITED)      JUNE 30, 1995
                                           ----------------- ------------------
OPERATIONS:
 Net investment income....................   $  3,881,877       $  2,935,679
 Net realized gain........................      4,946,276          6,155,398
 Change in net unrealized appreciation....      9,578,442          7,662,424
                                             ------------       ------------
 Net increase in net assets resulting from
  operations..............................     18,406,595         16,753,501
                                             ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
  Brinson Class...........................     (4,820,091)        (1,993,463)
  SwissKey Class..........................           (477)               --
 Distributions from net realized gain:
  Brinson Class...........................     (9,885,505)               --
  SwissKey Class..........................           (992)               --
                                             ------------       ------------
 Total distributions to shareholders......    (14,707,065)        (1,993,463)
                                             ------------       ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold..............................     46,157,898        154,231,504
 Shares issued on reinvestment of distri-
  butions.................................     14,703,089          1,991,226
 Shares redeemed..........................     (7,711,178)       (13,268,940)
                                             ------------       ------------
 Net increase in net assets resulting from
  capital share transactions
  (Note 6)................................     53,149,809        142,953,790
                                             ------------       ------------
    TOTAL INCREASE IN NET ASSETS..........     56,849,339        157,713,828
                                             ------------       ------------
NET ASSETS:
 Beginning of period......................    157,723,828             10,000
                                             ------------       ------------
 End of period (including accumulated un-
  distributed net investment income of
  $3,527 and $942,216, respectively)......   $214,573,167       $157,723,828
                                             ============       ============

* Commencement of investment operations

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                           SIX MONTHS ENDED  DECEMBER 30, 1994*
                                           DECEMBER 31, 1995      THROUGH
BRINSON CLASS                                 (UNAUDITED)      JUNE 30, 1995
-------------------------------------------------------------------------------
Net asset value, beginning of period......     $  11.23           $  10.00
                                               --------           --------
 Income from investment operations:
  Net investment income...................         0.21               0.23
  Net realized and unrealized gain........         0.92               1.16
                                               --------           --------
    Total income from investment opera-
     tions................................         1.13               1.39
                                               --------           --------
 Less distributions:
  Distributions from net investment in-
   come...................................        (0.28)             (0.16)
  Distributions from net realized gain....        (0.57)               --
                                               --------           --------
    Total distributions...................        (0.85)             (0.16)
                                               --------           --------
Net asset value, end of period............     $  11.51           $  11.23
                                               ========           ========
Total return (non-annualized).............        10.16%             13.91%
Ratios/Supplemental data
 Net assets, end of period (in 000s)......     $214,352           $157,724
 Ratio of expenses to average net assets:
  Before expense reimbursement............         1.12%**            1.06%**
  After expense reimbursement.............         0.80%**            0.80%**
 Ratio of net investment income to average
  net assets:
  Before expense reimbursement............         3.81%**            4.36%**
  After expense reimbursement.............         4.13%**            4.63%**
 Portfolio turnover rate..................          130%               196%

 *Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                JULY 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $11.38
                                                                    ------
 Income from investment operations:
  Net investment income.......................................        0.21
  Net realized and unrealized gain on investments.............        0.74
                                                                    ------
    Total income from investment operations...................        0.95
                                                                    ------
 Less distributions:
  Distributions from net investment income....................       (0.28)
  Distributions from net realized gain........................       (0.57)
                                                                    ------
    Total distributions.......................................       (0.85)
                                                                    ------
Net asset value, end of period................................      $11.48
                                                                    ======
Total return (non-annualized).................................        8.41%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $  221
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        1.62%**
  After expense reimbursement.................................        1.30%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        3.31%**
  After expense reimbursement.................................        3.63%**
 Portfolio turnover rate......................................         130%

 *Commencement of SwissKey Class distribution
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16

                    U.S. EQUITY FUND


--------------------------------------------------------------------------------
LOGO
The U.S. Equity Fund is an actively managed portfolio of common stocks selected from the total universe of public, domestic issues.

For the period February 28, 1994 to December 31, 1995, the Brinson U.S. Equity Fund provided a total return of 19.34% compared to its benchmark, the Wilshire 5000 Index, return of 17.90%. For the year ended December 31, 1995, the Fund returned 40.58%, while the benchmark returned 36.45%. The total return of the U.S. Equity Fund was 17.39% for the second six months of 1995, compared to the 14.46% return for the Wilshire 5000 Index. The major factors affecting excess return so far in 1995 are discussed in the following paragraphs.

The strong excess return of the U.S. Equity Fund in 1995 was attributable to a number of favorable industry positions. Industry consolidation was a common theme in many of these positions as strong excess cash flows plus management focus on strengthening market position and cutting costs catalyzed a wave of mergers, acquisitions, and divestitures across corporate America. One of the most favorable of these industry positions was the weighting in defense/aerospace. This group benefited from a number of positive factors in 1995, including a stabilization of the downtrend in defense budget appropriations, strong takeover activity among defense industry participants, and an upturn in commercial aircraft orders. Lockheed Martin, one of the larger portfolio positions, was a notable beneficiary of these trends, particularly as a result of the merger of Martin Marietta and Lockheed earlier in the year. This combination promises to produce a materially stronger, more profitable competitor. Other meaningful holdings in this industry were Boeing, which enjoyed a strong flow of new orders, especially from overseas, and Honeywell, which has a leading market position in avionics for both commercial and defense aircraft.

An overweighting in bank stocks also added to results. Continued improvement in credit quality, lower interest rates, strong loan demand and heightened merger activity were all contributors to bank earnings and stock valuations in 1995. Bank holdings included Citicorp, Chase Manhattan, U.S. Bancorp, Comerica, BayBanks, State Street and Magna Group.

Insurance was another industry that benefited from a confluence of favorable fundamental factors in 1995, including lower inflation and interest rates as well as reduced claims trends, particularly regarding environmental liabilities. In addition, many insurance company managements took action to refocus their companies on core strengths in recent years by eliminating less profitable lines of business. The U.S. Equity Fund was well represented in the insurance industry last year with important positions in Cigna, Aon, TransAmerica, Aetna, Old Republic, Allstate and USF&G.

The consolidation theme was also evident in several other important individual stock contributors to portfolio results. Burlington Northern is particularly noteworthy in this regard, as the combination with Santa Fe Pacific promises to produce very large cost savings and other synergies. In addition, Kimberly Clark was a standout performer following the Scott Paper acquisition announcement, as the combined company promises to be a better positioned, more profitable, global entity. Finally, First Financial Management, a credit card transaction processing company, was acquired by First Data Corp. in a highly complementary merger.

                   ------------------------------------------------------------

                    U.S. EQUITY FUND

--------------------------------------------------------------------------------

 TOTAL RETURN

                                            Annualized
                          6 months  1 year   2/28/94*
                           ended    ended       to
                          12/31/95 12/31/95  12/31/95
------------------------------------------------------
BRINSON U.S. EQUITY FUND   17.39%   40.58%    19.34%
------------------------------------------------------
Wilshire 5000 Index        14.46    36.45     17.90
------------------------------------------------------

*Performance inception date of the Brinson U.S. Equity Fund.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth    any income taxes payable by
in the value of an             shareholders on income divi-
investment in the Brinson      dends and capital gain dis-
U.S. Equity Fund and the       tributions.  Past perfor-
Wilshire 5000 Index if you     mance is no guarantee of fu-
had invested $100,000 on       ture results.  Share price
February 28, 1994, and had     and return will vary with
reinvested all your income     market conditions; investors
dividends and capital gain     may realize a gain or loss
distributions through          upon redemption.
December 31, 1995.  No
adjustment has been made for

BRINSON U.S. EQUITY FUND
VS. WILSHIRE 5000 INDEX
Wealth Value with Dividends Reinvested

                             [GRAPH APPEARS HERE]

                                  02/28/94          12/31/95
                                  --------          --------
BRINSON U.S. EQUITY FUND          $100,000          $138,288
WILSHIRE 5000 INDEX               $100,000          $135,235

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
                   ------------------------------------------------------------
18

                    U.S. EQUITY FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

-------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals..............................................................  0.76%
 Housing/Paper..........................................................  3.18
 Metals.................................................................  1.38
                                                                         -----
                                                                          5.32
Capital Investments
 Capital Goods..........................................................  8.66
 Technology.............................................................  5.42
                                                                         -----
                                                                         14.08
Consumer
 Autos/Durables.........................................................  1.01
 Discretionary..........................................................  5.19
 Health: Drugs..........................................................  9.23
 Health: Non-Drugs......................................................  2.99
 Non-Durables...........................................................  9.64
 Retail/Apparel.........................................................  5.97
                                                                         -----
                                                                         34.03

------------------------------------------------------------

Energy..................................................................   5.87%
Financial
 Banks..................................................................   7.69
 Non-Banks..............................................................   9.43
                                                                         ------
                                                                          17.12
Services................................................................   7.62
Transportation..........................................................   4.17
Utilities...............................................................   6.22
Miscellaneous...........................................................   2.21
                                                                         ------
   Total U.S. Equities..................................................  96.64
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   3.31
                                                                         ------
   TOTAL INVESTMENTS....................................................  99.95
CASH AND OTHER ASSETS,
 LESS LIABILITIES ......................................................   0.05
                                                                         ------
NET ASSETS.............................................................. 100.00%
                                                                         =======
 TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1995 (Unaudited)

                               Percent of
                               Net Assets
-----------------------------------------
 1. Citicorp                      5.25%
 2. Lockheed Martin Corp.         5.10
 3. Burlington Northern,Santa Fe  4.14
 4. Honeywell, Inc.               3.92
 5. Avon Products, Inc.           3.18
 6. Schering Plough Corp.         2.95
 7. Kimberly-Clark Corp.          2.84
 8. AON Corp.                     2.84
 9. Enron Corp.                   2.73
10. Sprint Corp.                  2.69
-----------------------------------------


---------------    ------------------------------------------------------------

                    U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                          ---------- -----------
U.S. EQUITIES -- 96.64%
Aetna Life & Casualty Co.................................     26,300 $ 1,821,275
Air & Water Technologies Corp. Class A (b)...............      3,700      22,662
Allergan, Inc............................................     44,000   1,430,000
Alza Corp. (b)...........................................     35,100     868,725
American Mobile Satellite Corp., Inc. (b)................      6,400     196,000
Aon Corp.................................................     53,500   2,668,312
AST Research Corp. (b)...................................      5,159      43,851
Automatic Data Processing, Inc...........................     25,200   1,871,100
Avon Products, Inc.......................................     39,700   2,992,387
Bard (C.R.), Inc.........................................     26,600     857,850
Beckman Instruments, Inc.................................     17,200     608,450
Biogen, Inc. (b).........................................      4,000     246,000
Birmingham Steel Corp....................................     17,100     254,362
Boeing Co................................................     15,500   1,214,812
Boston Technology, Inc. (b)..............................     10,500     133,885
Brinker International, Inc. (b)..........................     12,600     190,575
Burlington Northern Santa Fe.............................     49,900   3,892,200
Campbell Soup Co.........................................     13,500     810,000
Centerior Energy Co......................................      7,300      64,787
CIGNA Corp...............................................     21,200   2,188,900
Citicorp.................................................     73,500   4,942,875
CMS Energy Corp..........................................     47,000   1,404,125
Coca-Cola Enterprises, Inc...............................     53,600   1,433,800
Comerica, Inc............................................     11,800     473,475
Computer Sciences Corp. (b)..............................      2,100     147,525
Comverse Technology, Inc. (b)............................      7,000     140,000
Cooper Cameron Corp. (b).................................     14,629     519,329
Cooper Industries, Inc...................................     10,076     370,293
Dial Corp................................................     41,300   1,223,512
Enron Corp...............................................     67,300   2,565,812
Entergy Corp.............................................     47,200   1,380,600
Federated Department Stores (b)..........................     56,900   1,564,750
First Data Corp..........................................     25,916   1,733,119
Food Lion, Inc. Class A..................................     69,200     395,734
Ford Motor Co............................................     44,400   1,287,600
Forest Laboratories, Inc. (b)............................     29,300   1,325,825
Gannett Co., Inc.........................................     15,700     963,587
Genzyme Corp. (b)........................................      5,700     355,537
Goodyear Tire & Rubber Co................................     31,300   1,420,237
Health Care & Retirement Corp. (b).......................     12,000     420,000
Hillenbrand Industries, Inc..............................        500      16,937
Honeywell, Inc...........................................     75,900   3,690,637
Illinova Corp. ..........................................      8,800     264,000
Inland Steel Industries, Inc.............................     25,400     638,175
Interpublic Group of Companies, Inc......................     17,200     746,050
Kimberly-Clark Corp......................................     32,300   2,672,825
Kroger Co. (b)...........................................     24,900     933,750
Lockheed Martin Corp.....................................     60,800   4,803,200
LTV Corp.................................................     25,200     346,500
Lyondell Petrochemical Co................................     46,800   1,070,550
Magna Group, Inc.........................................      8,700     206,625
Manor Care, Inc..........................................     28,000     980,000
Mattel, Inc..............................................     70,000   2,152,500
Melville Corp............................................     39,800   1,223,850

                                                           SHARES      VALUE
                                                         ---------- -----------
National Semiconductor Corp. (b)........................     18,300 $   407,175
Nextel Communications, Inc. Class A (b).................     56,100     827,475
Octel Communications Corp. (b)..........................      4,700     151,575
Old Republic International Corp.........................     16,600     589,300
Owens Illinois, Inc. (b)................................     48,900     709,050
Pentair, Inc............................................     10,100     502,475
Pfizer, Inc.............................................     27,100   1,707,300
Philip Morris Companies, Inc............................     12,700   1,149,350
Raychem Corp............................................     14,900     847,438
RJR Nabisco Convertible Preferred "C"...................    139,900     891,862
RJR Nabisco Holdings Corp. (b)..........................     41,840   1,291,810
Schering Plough Corp....................................     50,700   2,775,825
Schlumberger Ltd........................................     18,300   1,267,275
Schweitzer-Meuduit International, Inc. (b)..............      3,230      74,693
Seagate Technology, Inc. (b)............................     17,900     850,250
Sprint Corp.............................................     63,400   2,528,075
State Street Boston Corp................................     12,600     567,000
Timken Co...............................................     12,000     459,000
Tosco Corp..............................................      7,600     289,750
Transamerica Corp.......................................     22,100   1,610,537
Ultramar Corp...........................................     18,600     478,950
US Bancorp..............................................     29,200     981,850
USF&G Corp..............................................     40,000     675,000
Walgreen Co.............................................     38,100   1,138,237
Westvaco Corp...........................................     11,500     319,125
WMX Technologies, Inc...................................     54,500   1,628,188
                                                                    -----------
Total U.S. Equities (Cost $77,802,162)..................             90,908,032
                                                                    -----------
                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- -----------
SHORT-TERM INVESTMENTS -- 3.31%
COMMERCIAL PAPER -- 3.31%
Baxter International, Inc.
 6.050%, due 01/02/96................................... $1,000,000 $   999,832
Crown Cork & Seal Co., Inc.
 6.060%, due 01/09/96...................................    700,000     699,057
General American Transportation Corp.
 6.200%, due 01/18/96...................................    400,000     398,829
Nabisco Holdings Corp.
 5.850%, due 01/03/96...................................    700,000     699,772
Whitman Corp.
 5.959%, due 01/02/96...................................    311,000     310,949
                                                                    -----------
Total Short-Term Investments
 (Cost $3,108,439)......................................              3,108,439
                                                                    -----------
Total Investments
 (Cost $80,910,601) -- 99.95% (a).......................             94,016,471
                                                                    -----------
Cash and other assets,
 less liabilities -- 0.05%..............................                 50,366
                                                                    -----------
Net Assets -- 100%......................................            $94,066,837
                                                                    ===========

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------
20

                    U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $80,910,601; and net unrealized appreciation consisted of:

        Gross unrealized appreciation.............................  $14,060,570
        Gross unrealized depreciation.............................     (954,700)
                                                                    -----------
         Net unrealized appreciation..............................  $13,105,870
                                                                    ===========

(b) Non-income producing security

FUTURES CONTRACTS (NOTE 4)

INDEX FUTURES CONTRACTS:
The U.S. Equity Fund had the following open index futures contracts as of December 31, 1995:

                                  SETTLEMENT                CURRENT   UNREALIZED
                                     DATE    COST/PROCEEDS   VALUE      (LOSS)
                                  ---------- ------------- ---------- ----------
      INDEX FUTURES BUY CON-
      TRACTS
      Standard & Poor's 500, 10
       contracts................  March 1996  $3,129,000   $3,092,250  $(36,750)
      INDEX FUTURE SELL CONTRACT
      Standard & Poor's 500, 1
      contract..................  March 1996     308,700      309,225      (525)
                                                                       --------
                                                                       $(37,275)
                                                                       ========

The segregated cash pledged to cover margin requirements for the open positions at December 31, 1995 was $100,000.




                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $80,910,601) (Note 1) ............... $94,016,471
 Cash.............................................................     291,716
 Receivables:
  Investment securities sold......................................     376,554
  Dividends.......................................................     139,939
  Fund shares sold................................................       1,833
  Due from Advisor (Note 2).......................................      74,339
 Deferred organization costs, net of amortization (Note 1)........       8,586
 Other assets.....................................................      48,975
                                                                   -----------
    TOTAL ASSETS..................................................  94,958,413
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................     599,616
  Fund shares redeemed............................................     122,463
  Accrued expenses................................................     169,497
                                                                   -----------
    TOTAL LIABILITIES.............................................     891,576
                                                                   -----------
NET ASSETS........................................................ $94,066,837
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $80,059,249
 Accumulated distributions in excess of net investment income.....      (4,423)
 Accumulated net realized gain....................................     943,416
 Net unrealized appreciation......................................  13,068,595
                                                                   -----------
    NET ASSETS.................................................... $94,066,837
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $93,927,856 and 7,130,115 shares issued
   and outstanding) (Note 6)...................................... $     13.17
                                                                   ===========
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $138,981 and 10,537 shares issued and
   outstanding) (Note 6).......................................... $     13.19
                                                                   ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
 Dividends......................................................... $   783,884
 Interest..........................................................      98,066
                                                                    -----------
    TOTAL INCOME...................................................     881,950
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................     254,154
 Custodian.........................................................      52,000
 Professional......................................................      38,786
 Registration......................................................      31,899
 Accounting........................................................      30,818
 Amortization of organization costs (Note 1).......................       1,404
 Distribution (Note 5).............................................         208
 Other.............................................................      81,171
                                                                    -----------
    TOTAL EXPENSES.................................................     490,440
    Expenses deferred and reimbursed by Advisor (Note 2)...........    (199,769)
                                                                    -----------
    NET EXPENSES...................................................     290,671
                                                                    -----------
    NET INVESTMENT INCOME..........................................     591,279
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments......................................................   1,902,847
  Futures contracts................................................     319,925
                                                                    -----------
    Net realized gain .............................................   2,222,772
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments .....................................................   8,867,673
  Futures contracts ...............................................     (59,100)
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........   8,808,573
                                                                    -----------
 Net realized and unrealized gain .................................  11,031,345
                                                                    -----------
 Net increase in net assets resulting from operations.............. $11,622,624
                                                                    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                      ENDED           YEAR
                                                DECEMBER 31, 1995     ENDED
                                                   (UNAUDITED)    JUNE 30, 1995
                                                ----------------- -------------
OPERATIONS:
 Net investment income.........................    $   591,279     $   440,023
 Net realized gain ............................      2,222,772         552,822
 Change in net unrealized appreciation or de-
  preciation ..................................      8,808,573       4,476,351
                                                   -----------     -----------
 Net increase in net assets resulting from op-
  erations.....................................     11,622,624       5,469,196
                                                   -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income......       (725,167)       (318,699)
 Distributions in excess of net investment in-
  come.........................................         (4,423)            --
 Distributions from net realized gain..........     (1,766,825)        (47,930)
                                                   -----------     -----------
 Total distributions to shareholders*..........     (2,496,415)       (366,629)
                                                   -----------     -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     41,500,740      30,972,427
 Shares issued on reinvestment of distribu-
  tions........................................      2,459,602         349,100
 Shares redeemed...............................     (1,593,175)     (2,050,830)
                                                   -----------     -----------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 6).............     42,367,167      29,270,697
                                                   -----------     -----------
    TOTAL INCREASE IN NET ASSETS...............     51,493,376      34,373,264
                                                   -----------     -----------
NET ASSETS:
 Beginning of period...........................     42,573,461       8,200,197
                                                   -----------     -----------
 End of period (including accumulated undis-
  tributed net investment income of ($4,423)
  and $133,889, respectively)..................    $94,066,837     $42,573,461
                                                   ===========     ===========
*DISTRIBUTIONS BY CLASS:
 Distributions from and in excess of net in-
  vestment income:
   Brinson Class...............................    $  (728,627)    $  (318,699)
   SwissKey Class..............................           (963)            --
 Distributions from net realized gain:
   Brinson Class...............................     (1,764,214)        (47,930)
   SwissKey Class..............................         (2,611)            --
                                                   -----------     -----------
                                                   $(2,496,415)    $  (366,629)
                                                   ===========     ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                SIX MONTHS
                                   ENDED           YEAR      FEBRUARY 22, 1994*
                             DECEMBER 31, 1995     ENDED          THROUGH
BRINSON CLASS                   (UNAUDITED)    JUNE 30, 1995   JUNE 30, 1994
-------------------------------------------------------------------------------
Net asset value, beginning
 of period..................      $ 11.53         $  9.65          $10.00
                                  -------         -------          ------
 Income from investment op-
  erations:
 Net investment income......         0.07            0.16            0.05
 Net realized and unrealized
  gain (loss)...............         1.93            1.89           (0.36)
                                  -------         -------          ------
    Total income (loss) from
     investment operations..         2.00            2.05           (0.31)
                                  -------         -------          ------
 Less distributions:
 Distributions from and in
  excess of net investment
  income....................        (0.11)          (0.14)          (0.04)
 Distributions from net re-
  alized gain...............        (0.25)          (0.03)            --
                                  -------         -------          ------
    Total distributions.....        (0.36)          (0.17)          (0.04)
                                  -------         -------          ------
Net asset value, end of pe-
 riod.......................      $ 13.17         $ 11.53          $ 9.65
                                  =======         =======          ======
Total return (non-
 annualized)................        17.39%          21.45%          (3.10%)
Ratios/Supplemental data
 Net assets, end of period
  (in 000s).................      $93,928         $42,573          $8,200
 Ratio of expenses to aver-
  age net assets:
  Before expense reimburse-
   ment.....................         1.35%**         1.70%           5.40% **
  After expense reimburse-
   ment.....................         0.80%**         0.80%           0.80% **
 Ratio of net investment in-
  come to average net as-
  sets:
  Before expense reimburse-
   ment.....................         1.08%**         1.09%          (2.82%)**
  After expense reimburse-
   ment.....................         1.63%**         1.99%           1.78% **
 Portfolio turnover rate....           17%             33%              9%

 *Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                JULY 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $11.94
                                                                    ------
 Income from investment operations:
  Net investment income.......................................        0.03
  Net realized and unrealized gain on investments.............        1.56
                                                                    ------
    Total income from investment operations...................        1.59
                                                                    ------
 Less distributions:
  Distributions from and in excess of net investment income...       (0.09)
  Distributions from net realized gain........................       (0.25)
                                                                    ------
    Total distributions.......................................       (0.34)
                                                                    ------
Net asset value, end of period................................      $13.19
                                                                    ======
Total return (non-annualized).................................       13.35%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $  139
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        1.87%**
  After expense reimbursement.................................        1.32%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        0.56%**
  After expense reimbursement.................................        1.11%**
 Portfolio turnover rate......................................          17%

 *Commencement of Swisskey Class distribution
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26

                    U.S. BOND FUND


--------------------------------------------------------------------------------
LOGO
The U.S. Bond Fund is an actively managed portfolio of debt securities selected from a wide range of maturities and market sectors.

The Brinson U.S. Bond Fund produced a return of 5.49% since its inception on August 31, 1995 compared to the Salomon Brothers Broad Investment Grade (BIG) Bond Index return of 5.32%.

Below is a dicussion of the 1995 U.S. Bond market activity, as well as our outlook for 1996.

At the beginning of 1995, the U.S. economy was coming off a period of above trend real economic growth. The most recent changes in Federal Reserve policy were to raise short-term interest rates. Bond markets were priced to reflect the risk of an acceleration of inflation in a potentially overheated economy. These expectations were reinforced when the Federal Reserve increased its target rate on overnight funds from 5.5% to 6.0% at the end of January 1995.

The lagged impact of a restrictive monetary policy was reinforced by a less expansive fiscal policy as reported federal deficits declined. This was complemented by events in Mexico and elsewhere that dampened U.S. export demand. A growing political consensus to move toward a federal budget balance met a favorable response in the bond market. Over the course of the year, growth of real economic activity slowed, inflation remained stable, and bond prices shifted from discounting further Fed tightening to expecting Fed ease. Responding to an improved inflation outlook, the Federal Reserve cut its overnight target rates in 25 basis point increments both in July and December.

Yields on intermediate-maturity fixed income securities fell by over 250 basis points over the year as the front of the yield curve shifted from a steep positive slope at the beginning of the year to a flat to mildly inverted shape at year-end. Long-term yields fell about 190 basis points. Corporate bonds provided the best sector returns as credit risk premiums generally narrowed. Mortgage backed securities lagged in performance as the large absolute decline in intermediate yields gave homeowners added incentives to refinance outstanding higher coupon mortgages.

Our investment strategies early in 1996 involve near neutral duration and yield curve exposures within the U.S. Bond Fund. Intermediate and long-term interest rates are within the range of our estimates of fair value. Short-term rates remain above fair value, and we expect them to decline as Federal Reserve policy shifts produce further reductions in overnight funds rates. Unlike the prior two years, when large interest rate shifts first produced negative returns followed by large positive returns, in 1996 we expect relative stability in U.S. interest rates, which would result in total returns comparable to the current yields available to fixed income investors.
                   ------------------------------------------------------------

                    U.S. BOND FUND

--------------------------------------------------------------------------------

 TOTAL RETURN

                                                           8/31/95*
                                                          to 12/31/95
---------------------------------------------------------------------
BRINSON U.S. BOND FUND                                       5.49%
---------------------------------------------------------------------
Salomon Brothers Broad Investment Grade (BIG) Bond Index     5.32%
---------------------------------------------------------------------

*Inception date of the Brinson U.S. Bond Fund.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth   any income taxes payable by
in the value of an            shareholders on income
investment in the Brinson     dividends and capitial gain
U.S.Bond Fund and the         distributions. Past
Salomon Brothers Broad        performance is no guarantee
Investment Grade Bond         of future results. Share
Index if you had invested     price and return will vary
$100,000 on August 31, 1995,  with market conditions;
and had reinvested all your   investors may realize a gain
income dividends and capital  or loss upon redemption.
gain distributions through
December 31, 1995. No
adjustment has been made for

BRINSON U.S. BOND FUND
VS. SALOMON BROTHERS BIG BOND INDEX
Wealth Value with Dividends Reinvested

                                            [GRAPH APPEARS HERE]

                                          08/31/95          12/31/95
                                          --------          --------
BRINSON U.S. BOND FUND                    $100,000          $105,493
SALOMON BROTHERS BIG BOND INDEX           $100,000          $105,322


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
LOGO
                   ------------------------------------------------------------
28

                    U.S. BOND FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
 Asset-backed...........................................................   3.78%
 CMO....................................................................   2.73
 Consumer...............................................................   2.77
 Financial..............................................................  10.88
 Floating Rate..........................................................   2.62
 Industrial.............................................................   6.19
 Telecommunications.....................................................   2.80
 Yankee.................................................................   1.12
                                                                         ------
   Total U.S. Corporate Bonds...........................................  32.89
U.S. Government Agencies................................................  27.54
U.S. Government Obligations.............................................  28.94
International Dollar Bonds..............................................   5.08
                                                                         ------
   Total U.S. Bonds.....................................................  94.45
                                                                         ------
SHORT-TERM INVESTMENTS..................................................  12.44
                                                                         ------
   TOTAL INVESTMENTS.................................................... 106.89
LIABILITIES, LESS
 CASH AND OTHER ASSETS..................................................  (6.89)
                                                                         ------
NET ASSETS.............................................................. 100.00%
                                                                         ======



                   ------------------------------------------------------------
---------------

                    U.S. BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT    VALUE
                                                            -------- ----------
BONDS -- 94.45%
U.S. CORPORATE BONDS 32.89%
Capital One Bank
 8.625%, due 01/15/97...................................... $250,000 $  257,353
Citicorp Mortgage Securities
 5.750%, due 06/25/09......................................   84,462     75,898
Countrywide Funding FRN
 6.480%, due 12/01/03......................................  250,000    238,413
Dayton Hudson Credit Card Trust 95-1A
 6.100%, due 02/25/02......................................  100,000    101,605
GMAC MTN
 7.450%, due 06/05/97......................................  250,000    256,280
Green Tree Financial 94-2
 8.300%, due 05/15/19......................................  160,000    176,950
Hanson PLC Notes
 6.750%, due 09/15/05......................................  100,000    103,509
IBM Corp.
 7.000%, due 10/30/25......................................  325,000    334,482
Lehman Brothers Holdings, Inc. MTN
 6.650%, due 07/14/98......................................  250,000    253,535
News America Corp.
 7.750%, due 01/20/24......................................  250,000    259,331
Republic Bank of New York Corp. FRN
 6.025%, due 12/29/02......................................  250,000    242,500
RJR Nabisco, Inc.
 8.750%, due 04/15/04......................................  250,000    256,590
Standard Credit Card Trust 94-1A
 4.650%, due 02/07/97......................................  250,000    247,920
USX Corp.
 9.800%, due 07/01/01......................................  130,000    149,997
 8.500%, due 03/01/23......................................   30,000     87,809
                                                                     ----------
                                                                      3,042,172
                                                                     ----------
INTERNATIONAL DOLLAR BONDS -- 5.08%
Republic of Italy
 6.875%, due 09/27/23......................................  250,000    244,375
Standard Credit Card Trust 91-3
 8.875%, due 09/07/99......................................  210,000    225,292
                                                                     ----------
                                                                        469,667
                                                                     ----------
U.S. GOVERNMENT AGENCIES -- 27.54%
Federal Home Loan Mortgage Corp.
 7.000%, due 12/15/06......................................  220,000    225,353
 7.000%, due 10/15/21......................................   60,000     60,923
 7.500%, due 07/15/22......................................  250,000    262,428
Federal National Mortgage Association
 6.500%, due 09/01/24......................................  220,000    217,388
 7.000%, due 09/01/24......................................  245,000    246,914
 7.500%, due 05/01/25......................................  232,592    238,262
Federal National Mortgage Association Dwarf
 7.000%, due 12/01/09......................................  250,000    254,531
Government National Mortgage Association
 9.000%, due 12/15/09......................................   72,145     76,400
 9.000%, due 12/15/17......................................  214,071    227,904
 7.500%, due 12/15/22......................................  463,088    476,740
 8.000%, due 09/15/24......................................  100,000    104,125
Government National Mortgage Association ARM 5.500%, due
 10/20/25..................................................  156,576    156,623
                                                                     ----------
                                                                      2,547,591
                                                                     ----------

                                                              FACE
                                                             AMOUNT    VALUE
                                                            -------- ----------
U.S. GOVERNMENT OBLIGATIONS -- 28.94%
U.S. Treasury Coupon Strips
 0.000%, due 11/15/19...................................... $480,000 $  108,960
U.S. Treasury Notes and Bonds
 6.625%, due 03/31/97......................................  835,000    849,352
 5.500%, due 11/15/98......................................  350,000    352,515
 6.250%, due 08/31/00......................................  185,000    191,475
 7.250%, due 05/15/04......................................  740,000    823,250
 8.125%, due 05/15/21......................................  250,000    316,406
U.S. Treasury Principal Strips
 0.000%, due 05/15/20......................................  155,000     34,351
                                                                     ----------
                                                                      2,676,309
                                                                     ----------
Total U.S. Bonds (Cost $8,554,756).........................           8,735,739
                                                                     ----------
SHORT-TERM INVESTMENTS -- 12.44%
COMMERCIAL PAPER -- 12.44%
Baxter International, Inc.
 6.050%, due 01/02/96......................................  451,000    450,924
General American Transportation Corp.
 6.200%, due 01/18/96......................................  200,000    199,415
Whitman Corp.
 5.950%, due 01/02/96......................................  500,000    499,917
                                                                     ----------
Total Short-Term Investments
 (Cost $1,150,256).........................................           1,150,256
                                                                     ----------
Total Investments
 (Cost $9,705,012) -- 106.89%..............................           9,885,995
                                                                     ----------
Liabilities, less cash and other assets --(6.89%) (a)......            (636,965)
                                                                     ----------
Net Assets -- 100%.........................................          $9,249,030
                                                                     ==========

(a) Aggregate cost for federal income tax purposes was $9,705,012; and net unrealized appreciation consisted of:

   Gross unrealized appreciation.........  $181,935
   Gross unrealized depreciation.........      (952)
                                           --------
    Net unrealized appreciation..........  $180,983
                                           ========

FRN: Floating Rate Note -- The rate disclosed is that in effect at December 31,
     1995.
MTN:Medium Term Note

--------------------------------------------------------------------------------
30

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $9,705,012) (Note 1)................. $ 9,885,995
 Cash.............................................................      40,223
 Receivables:
  Investment securities sold......................................     253,203
  Interest........................................................     117,792
  Due from Advisor (Note 2).......................................      99,086
 Deferred organization costs, net of amortization (Note 1)........      13,004
 Other assets.....................................................      15,935
                                                                   -----------
    TOTAL ASSETS..................................................  10,425,238
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................   1,071,068
  Accrued expenses................................................     105,140
                                                                   -----------
    TOTAL LIABILITIES.............................................   1,176,208
                                                                   -----------
NET ASSETS........................................................ $ 9,249,030
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $ 8,985,395
 Accumulated distributions in excess of net investment income.....      (7,907)
 Accumulated net realized gain on investments.....................      90,559
 Net unrealized appreciation on investments.......................     180,983
                                                                   -----------
    NET ASSETS.................................................... $ 9,249,030
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Class
  Net asset value, offering price and redemption price per share
   (Based on net assets of $9,074,299 and 880,184 shares issued
   and outstanding) (Note 6)...................................... $     10.31
                                                                   ===========
 SwissKey Class
  Net asset value, offering price and redemption price per share
   (Based on net assets of $174,731 and 16,961 shares issued and
   outstanding) (Note 6).......................................... $     10.30
                                                                   ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD AUGUST 31, 1995* TO DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
 Interest............................................................ $ 190,503
                                                                      ---------
    TOTAL INCOME.....................................................   190,503
                                                                      ---------
EXPENSES:
 Professional........................................................    28,675
 Custodian...........................................................    21,000
 Registration........................................................    17,605
 Transfer Agent......................................................    16,060
 Advisory (Note 2)...................................................    14,076
 Accounting..........................................................    13,585
 Printing............................................................    11,358
 Amortization of organization costs (Note 1).........................       932
 Distribution (Note 5)...............................................        89
 Other expenses......................................................     6,897
                                                                      ---------
    TOTAL EXPENSES...................................................   130,277
    Expenses deferred by Advisor (Note 2)............................  (113,298)
                                                                      ---------
    NET EXPENSES.....................................................    16,979
                                                                      ---------
    NET INVESTMENT INCOME ...........................................   173,524
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on investments....................................   113,897
 Change in net unrealized appreciation...............................   180,983
                                                                      ---------
 Net realized and unrealized gain....................................   294,880
                                                                      ---------
 Net increase in net assets resulting from operations................ $ 468,404
                                                                      =========

*Commencement of investment operations


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD AUGUST 31, 1995* TO DECEMBER 31, 1995 (UNAUDITED)

OPERATIONS:
 Net investment income............................................. $  173,524
 Net realized gain on investments..................................    113,897
 Change in net unrealized appreciation.............................    180,983
                                                                    ----------
 Net increase in net assets resulting from operations..............    468,404
                                                                    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income..........................   (173,523)
 Distributions in excess of net investment income..................     (7,907)
 Distributions from net realized gain..............................    (23,339)
                                                                    ----------
 Total distributions to shareholders*..............................   (204,769)
                                                                    ----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold.......................................................  8,861,181
 Shares issued on reinvestment of distributions....................    204,769
 Shares redeemed...................................................   (131,555)
                                                                    ----------
 Net increase in net assets resulting from capital share transac-
  tions (Note 6)...................................................  8,934,395
                                                                    ----------
    TOTAL INCREASE IN NET ASSETS...................................  9,198,030
                                                                    ----------
NET ASSETS:
 Beginning of period...............................................     51,000
                                                                    ----------
 End of period (including distributions in excess of net investment income of $7,907)................................................ $9,249,030
                                                                    ==========
*DISTRIBUTION BY CLASS:
 Distributions from and in excess of net investment income:
  Brinson Class.................................................... $ (179,446)
  SwissKey Class...................................................     (1,984)
 Distributions from net realized gain:
  Brinson Class....................................................    (23,071)
  SwissKey Class...................................................       (268)
                                                                    ----------
                                                                    $ (204,769)
                                                                    ==========

* Commencement of investment operations

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period.

                                                               AUGUST 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
BRINSON CLASS                                                     (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $10.00
                                                                    ------
 Income from investment operations:
  Net investment income.......................................        0.20
  Net realized and unrealized gain............................        0.35
                                                                    ------
    Total income from investment operations...................        0.55
                                                                    ------
 Less distributions:
  Distributions from and in excess of net investment income...       (0.21)
  Distributions from net realized gain........................       (0.03)
                                                                    ------
    Total distributions.......................................       (0.24)
                                                                    ------
Net asset value, end of period................................      $10.31
                                                                    ======
Total return (non-annualized).................................        5.49%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $9,074
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        4.69%**
  After expense reimbursement.................................        0.60%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        2.17%**
  After expense reimbursement.................................        6.26%**
 Portfolio turnover rate......................................         212%

 *Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                               AUGUST 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $10.00
                                                                    ------
 Income from investment operations:
  Net investment income.......................................        0.20
  Net realized and unrealized gain............................        0.33
                                                                    ------
    Total income from investment operations...................        0.53
                                                                    ------
 Less distributions:
  Distributions from and in excess of net investment income...       (0.20)
  Distributions from net realized gain........................       (0.03)
                                                                    ------
    Total distributions.......................................       (0.23)
                                                                    ------
Net asset value, end of period................................      $10.30
                                                                    ======
Total return (non-annualized).................................        5.29%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................        $175
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        5.16%**
  After expense reimbursement.................................        1.07%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        1.70%**
  After expense reimbursement.................................        5.79%**
 Portfolio turnover rate......................................         212%

 *Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of ten series: Global Fund, Global Equity Fund, Global Bond Fund, Short-Term Global Income Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, U.S. Cash Management Fund, Non-U.S. Equity Fund and Non-U.S. Bond Fund. Each Fund has outstanding two classes of shares, Brinson class and SwissKey class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The following is a summary of significant accounting policies consistently followed by the U.S. Balanced Fund, U.S. Equity Fund and the U.S. Bond Fund (each a "Fund," collectively the "Funds") in the preparation of their financial statements.

A.INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Fixed income/debt securities are valued using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.INVESTMENT INCOME: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

D.FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended December 31, 1995, therefore, no federal income tax provision was required.

E.ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

F.DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Differences in dividends per share between the classes are due to different class expenses. Amounts equal to 7.21% and 68.68% of the amount taxable as ordinary income qualify for the dividends received deduction available to corporate shareholders for the Brinson U.S. Balanced Fund and the Brinson U.S. Equity Fund, respectively.

G.INCOME AND EXPENSE ALLOCATIONS: All income earned and expenses incurred by the Fund will be borne on a prorata basis by each of the classes except that the Brinson class will not incur any of the 12b-1 expenses.

--------------------------------------------------------------------------------
36

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on the Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates for the period ended December 31, 1995, were as follows:

                                  BRINSON SWISSKEY
                                   CLASS   CLASS
                         ADVISORY EXPENSE EXPENSE  ADVISORY   FEES DEFERRED   DUE FROM
                           FEE      CAP     CAP      FEES   AND/OR REIMBURSED ADVISOR
                         -------- ------- -------- -------- ----------------- --------
U.S. Balanced Fund......   0.70%   0.80%    1.30%  $660,274     $303,042      $46,935
U.S. Equity Fund........   0.70    0.80     1.32    254,154      199,769       74,339
U.S. Bond Fund..........   0.50    0.60     1.07     14,076      113,298       99,086

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $3,623, $2,451 and $3,942 for the U.S. Balanced Fund, U.S. Equity Fund, and U.S. Bond Fund, respectively.

3.INVESTMENT TRANSACTIONS
Investment transactions for the period ended December 31, 1995, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                        PURCHASES    FROM SALES
                                                       ------------ ------------
U.S. Balanced Fund.................................... $255,669,041 $220,420,733
U.S. Equity Fund......................................   51,092,420   11,182,406
U.S. Bond Fund........................................   26,005,847   17,524,350

4.FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) based on the number of open contracts. Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects realized and unrealized gains and losses on these contracts. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded.

5.DISTRIBUTION PLAN
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"). The Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Class of shares. Annual fees under the Plan of 0.50%, 0.52% and 0.47% of the average daily net assets of the SwissKey Class of the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund, respectively, are accrued daily.

--------------------------------------------------------------------------------

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

6.CAPITAL TRANSACTIONS

Capital stock transactions were as follows:

                                                U.S. BALANCED FUND
                                   ---------------------------------------------
                                     SIX MONTHS ENDED
                                     DECEMBER 31, 1995        PERIOD ENDED
                                        (UNAUDITED)           JUNE 30, 1995
                                   --------------------- -----------------------
                                    SHARES      VALUE      SHARES      VALUE
                                   --------- ----------- ---------- ------------
Sales:
  Brinson Class................... 3,945,476 $45,936,887 15,121,050 $154,231,504
  SwissKey Class..................    19,216     221,011        --           --
                                   --------- ----------- ---------- ------------
Total Sales....................... 3,964,692 $46,157,898 15,121,050 $154,231,504
                                   ========= =========== ========== ============
Dividend Reinvestment:
  Brinson Class................... 1,291,889 $14,701,695    178,265 $  1,991,226
  SwissKey Class..................       123       1,394        --           --
                                   --------- ----------- ---------- ------------
Total Dividend Reinvestment....... 1,292,012 $14,703,089    178,265 $  1,991,226
                                   ========= =========== ========== ============
Redemptions:
  Brinson Class...................   657,649 $ 7,710,180  1,260,181 $ 13,268,940
  SwissKey Class..................        88         998        --           --
                                   --------- ----------- ---------- ------------
Total Redemptions.................   657,737 $ 7,711,178  1,260,181 $ 13,268,940
                                   ========= =========== ========== ============
                                                 U.S. EQUITY FUND
                                   ---------------------------------------------
                                     SIX MONTHS ENDED
                                     DECEMBER 31, 1995        PERIOD ENDED
                                        (UNAUDITED)           JUNE 30, 1995
                                   --------------------- -----------------------
                                    SHARES      VALUE      SHARES      VALUE
                                   --------- ----------- ---------- ------------
Sales:
  Brinson Class................... 3,374,176 $41,373,607  3,011,049 $ 30,972,427
  SwissKey Class..................    10,353     127,133        --           --
                                   --------- ----------- ---------- ------------
Total Sales....................... 3,384,529 $41,500,740  3,011,049 $ 30,972,427
                                   ========= =========== ========== ============
Dividend Reinvestment:
  Brinson Class...................   189,516 $ 2,456,129     33,507 $    349,100
  SwissKey Class..................       268       3,473        --           --
                                   --------- ----------- ---------- ------------
Total Dividend Reinvestment.......   189,784 $ 2,459,602     33,507 $    349,100
                                   ========= =========== ========== ============
Redemptions:
  Brinson Class...................   125,891 $ 1,592,171    202,160 $  2,050,830
  SwissKey Class..................        84       1,004        --           --
                                   --------- ----------- ---------- ------------
Total Redemptions.................   125,975 $ 1,593,175    202,160 $  2,050,830
                                   ========= =========== ========== ============
                                      U.S. BOND FUND
                                   ---------------------
                                       PERIOD ENDED
                                     DECEMBER 31, 1995
                                        (UNAUDITED)
                                   ---------------------
                                    SHARES      VALUE
                                   --------- -----------
Sales:
  Brinson Class...................   867,973 $ 8,691,149
  SwissKey Class..................    16,640     170,032
                                   --------- -----------
Total Sales.......................   884,613 $ 8,861,181
                                   ========= ===========
Dividend Reinvestment:
  Brinson Class...................    19,835 $   202,518
  SwissKey Class..................       221       2,251
                                   --------- -----------
Total Dividend Reinvestment.......    20,056 $   204,769
                                   ========= ===========
Redemptions:
  Brinson Class...................    12,624 $   131,555
  SwissKey Class..................       --          --
                                   --------- -----------
Total Redemptions.................    12,624 $   131,555
                                   ========= ===========

--------------------------------------------------------------------------------
38

                                DISTRIBUTED BY:
                        FUND/PLAN BROKER SERVICES, INC.
                                2 W. ELM STREET
                             CONSHOHOCKEN, PA 19428

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

THE BRINSON FUNDS
--------------------------------------------------------------------------------
209 South LaSalle Street . Chicago, Illinois 60604-1295 . Tel: (800) 448-2430

                         -----------------------------
                               THE BRINSON FUNDS
                              BRINSON GLOBAL FUND
                           BRINSON GLOBAL EQUITY FUND
                            BRINSON GLOBAL BOND FUND
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1995
                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
                         -----------------------------

      CHICAGO.BASEL.LONDON.MELBOURNE.NEW YORK.PARIS.SINGAPORE.SYDNEY.TOKYO

                    TRUSTEES AND OFFICERS


--------------------------------------------------------------------------------
LOGO

TRUSTEES

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob

OFFICERS

Frank K. Reilly, CFA           Carolyn M. Burke, CPA
Chairman of the Board          Assistant Secretary

E. Thomas McFarlan             Catherine E. Macrae
President and Treasurer        Assistant Secretary

Thomas J. Digenan, CPA         Debra L. Nichols
Assistant Treasurer            Assistant Secretary

Bruce G. Leto
Secretary

                   ------------------------------------------------------------

                     THE FUNDS' ADVISOR -- BRINSON PARTNERS, INC.


--------------------------------------------------------------------------------
LOGO

Brinson Partners, Inc. is an institutional investment management firm structured around teams of investment specialists covering major world asset classes. We specialize in managing multiple asset portfolios that provide clients with the opportunity to participate in all major world asset classes. It is important that investment decisions, whether they pertain to a global portfolio or a single asset class portfolio, be made within the context of a global capital market perspective. Our coordinated application of investment strategies distinguishes Brinson Partners, Inc. as a leader in global investment management of institutional assets.

We firmly believe that asset allocation is portfolio management at its highest and most important level. Performance is maximized through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full long-term investment cycles.

At Brinson Partners, Inc. our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.


                   ------------------------------------------------------------

                    TABLE OF CONTENTS

--------------------------------------------------------------------------------

LOGO

Shareholder Letter.............................................................4

Global Economic and Market Highlights..........................................5

Global Fund....................................................................6

  Schedule of Investments.....................................................10

  Financial Statements........................................................17

  Financial Highlights........................................................20

Global Equity Fund............................................................22

  Schedule of Investments.....................................................26

  Financial Statements........................................................31

  Financial Highlights........................................................34

Global Bond Fund..............................................................36

  Schedule of Investments.....................................................39

  Financial Statements........................................................42

  Financial Highlights........................................................45

The Brinson Funds--Notes to Financial Statements..............................47

                   ------------------------------------------------------------

                    SHAREHOLDER LETTER


--------------------------------------------------------------------------------
LOGO
February 22, 1996

Dear Shareholder:

We appreciate the confidence you have placed in us and are pleased to present you with the December 31, 1995 Semi-Annual Report for the Global Fund, Global Equity Fund and Global Bond Fund. This Report presents our current global economic and market outlook, as well as the Funds' recent investment strategies and performance. To summarize this information:

Global Fund

The Brinson Global Fund paid a dividend of $0.802 per share on December 29, 1995 to shareholders of record on December 20, 1995.

For the period from August 31, 1992 (performance inception date) to December 31, 1995, the Fund provided an annualized total return of 10.58%. In 1995, the Fund returned 24.14%. The Fund returned 11.29% in the second half of the year.

Fund strategy presently continues to underweight equities, as equity prices generally continue to exceed values. These underweights are offset by overweights in the relatively attractive bond markets, primarily the U.S., Canada and DM-bloc countries.

Global Equity Fund

The Brinson Global Equity Fund paid a dividend of $0.723 per share on December 29, 1995 to shareholders of record on December 20, 1995.

For the period from January 31, 1994 (performance inception date) to December 31, 1995, the Fund provided an annualized total return of 8.37%. In 1995, the Fund returned 21.93%. The Fund returned 15.39% in the second half of the year.

The Fund continues to hold a 10% cash hedge, reflecting the overvaluation in many equity markets. The greatest underweight is in the U.S. market, where price exceeds fundamental value by about 20%. Although the Japanese market remains overpriced, its underweight is smaller, as the downward adjustment of the yen should benefit the equity market.

Global Bond Fund

The Brinson Global Bond Fund paid a dividend of $1.335 per share on December 29, 1995 to shareholders of record on December 20, 1995.

For the period from July 31, 1993 (performance inception date) to December 31, 1995, the Fund provided an annualized total return of 8.05%. In 1995, the Fund returned 20.32%. The Fund returned 9.19% in the second half of the year.

The attractive European bond markets, primarily Denmark, France, Germany and the Netherlands, are the primary overweights in the Fund. In the U.S. market, the yield curve is very close to our equilibrium level, leading to a modest underweight. The below-equilibrium yields cause the Fund's largest underweight to be the Japanese bond market.

Funds' Currency Strategy

The currency strategy continues to focus on reducing the risk of exposure to the yen and DM-bloc currencies. Even after their declines from the peaks reached last April, the levels of these currencies are still above fair value.

We look forward to the challenges ahead and, as always, welcome your comments and suggestions.

Sincerely,

/s/ Gary P. Brinson
Gary P. Brinson, CFA
President and Chief Investment Officer
Brinson Partners, Inc.

                   ------------------------------------------------------------
4

                    GLOBAL ECONOMIC AND MARKET HIGHLIGHTS


--------------------------------------------------------------------------------
LOGO

Relative to the U.S. dollar, the yen and deutschemark have weakened from the highs reached earlier this year. These currencies are, however, still above equilibrium values. Currency strength has dampened economic activity in Germany, and has contributed to the suspension of growth and to price deflation in Japan.

With continued modest growth in most countries, unemployment has tended to decline, albeit slowly. The exception is Japan, where the reported unemployment rate hit new highs and is expected to continue upward. As businesses attempt to cut costs, in part by shifting production overseas, the demand for labor has weakened substantially. The unemployment rate, if calculated by other countries' standards, would be several times higher than reported.

Inflation in most developed countries remains under control, owing both to increased central bank vigilance and to a lack of major cost shocks. Inflation has risen in Italy recently and has stayed higher in Spain than elsewhere. Both these countries have demonstrated less than responsible fiscal policy and poor monetary discipline.

 GLOBAL ENVIRONMENT

                                       6 months  1 year  3 years  Annualized
MAJOR MARKETS                           ended    ended    ended    8/31/92*
Total Return in U.S. Dollars           12/31/95 12/31/95 12/31/95 to 12/31/95
-----------------------------------------------------------------------------
U.S. Equity                              14.46%  36.45%   14.92%     16.16%
Non-U.S. Equities (currency unhedged)     8.39   11.73    16.67      12.87
Non-U.S. Equities (currency hedged)      19.10   12.23    11.80      11.84
U.S. Bonds                                6.32   18.55     8.18       7.80
Non-U.S. Bonds (currency unhedged)       -0.40   19.55    13.40      10.04
Non-U.S. Bonds (currency hedged)          7.69   17.94     8.68       9.18
U.S. Cash Equivalents                     2.75    5.57     4.12       4.00
-----------------------------------------------------------------------------
MAJOR CURRENCIES                       6 months  1 year  3 years  Annualized
Percent Change Relative to U.S.         ended    ended    ended    8/31/92*
Dollars                                12/31/95 12/31/95 12/31/95 to 12/31/95
-----------------------------------------------------------------------------
Yen                                     -17.70%  -3.28%    6.57%      5.48%
Pound                                    -2.41   -0.76     0.84      -7.06
Deutschemark                             -3.30    8.29     4.20      -0.51
Canadian Dollar                           0.73   -1.48    -2.31      -3.85
-----------------------------------------------------------------------------

*Inception date of the Brinson Global Fund

                   ------------------------------------------------------------

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO
The Global Fund is an actively managed, diversified mutual fund that provides integrated asset management across and within securities markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving superior long-term returns, while maintaining control of risk.

The Brinson Global Fund has provided an annualized return of 10.58% since its inception on August 31, 1992. This compares with the corresponding 12.95% return of its benchmark, the Brinson Global Fund Index. Fund performance over this period was achieved with an annualized volatility of 4.61%, well below the benchmark volatility of 6.08%. In 1995, the Fund returned 24.14%, while the benchmark returned 25.42%. For the second half of 1995, the Global Fund returned 11.29% compared to the 9.98% return of the benchmark. Positive contributors to relative performance included security selection within the U.S. equity component, hedging currency risk, and underweighting non-U.S. equities. Negative contributors included an underweight in U.S. equities and overweights in bond markets.

Currency market volatility during the year carried the yen and core European currencies to extreme highs against the dollar in the first four months of 1995. By the end of the year, however, the dollar showed net appreciation against the yen and reversed its slide against the deutschemark. Because of the very low short-term interest rates in Japan, hedging yen risk provided a substantial interest rate differential.

The strong yen prompted the Bank of Japan to cut short rates to historic lows. In the U.S., the Fed began to partially reverse the hikes made in 1994. European central banks eased in the face of slowing growth and overvalued currencies. The result was falling yield curves and very good performance in bond markets.

As the U.S. equity and bond markets rallied, the non-U.S. markets became relatively more attractive and additional weight was allocated. The Japanese bond and equity valuations remained relatively unattractive. But because of the policy initiatives by the Japanese government and central bank to restart the economy and provide liquidity, the Japanese equity underweight was reduced.

Asset allocation strategy continues to underweight equity markets, as prices remain in excess of fundamental value, and to overweight bonds. In most bond markets outside Japan, yields exceed equilibrium levels, offering attractive relative value. The Fund continues to hold no cash. Currency strategy is focused on controlling exposure to the overvalued core European currencies and the yen, with a primary overweight in the U.S. dollar.

                   ------------------------------------------------------------
6

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN

                                     6 months  1 year   3 years  Annualized
                                      ended     ended    ended    8/31/92*
                                     12/31/95 12/31/95  12/31/95 to 12/31/95
----------------------------------------------------------------------------
BRINSON GLOBAL FUND                   11.29%    24.14%   10.62%     10.58%
Brinson Global Fund Index (currency
 unhedged)**                           9.98     25.42    13.34      12.95
Brinson Global Fund Index (currency
 hedged)**                            12.43     25.34    12.10      12.66
----------------------------------------------------------------------------

*Inception date of the Brinson Global Fund.
**An un-managed index compiled by the Advisor, constructed as follows since December 31, 1981: 50% Wilshire 5000 Index; 17% MSCI Non-U.S. Equity (Free) Index; 18% Salomon BIG Bond Index; 2% International Dollar Bond Index; 8% Salomon Non-U.S. Gov't. Bond Index (unhedged); and 5% 30-day Treasury Bills. Total return includes reinvestment of all capital gain and income distributions.
 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Global Fund and the Brinson Global Fund Index (currency unhedged and hedged) if you had invested $100,000 on August 31, 1992, and had reinvested all your income dividends and capital gain distributions through December
31, 1995. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON GLOBAL FUND
VS. BRINSON GLOBAL FUND INDEX (CURRENCY UNHEDGED AND HEDGED)
Wealth Value with Dividends Reinvested

                           [GRAPH APPEARS HERE]
------------------------------------------------------------------
                                                8/31/92   12/31/95
                                                -------   --------

Brinson Global Fund                             $100,000  $139,824
Brinson Global Fund Index (currency unhedged)   $100,000  $150,088
Brinson Global Fund Index (currency hedged)     $100,000  $148,772

8/31/92 = $100,000                           Data through 12/31/95

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                   ------------------------------------------------------------

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO
 ASSET ALLOCATION

As of December 31, 1995 (Unaudited)

                                                                                       Current
                                         Benchmark                                     Strategy
-----------------------------------------------------------------------------------------------
U.S. EQUITY                              50.0%                                         28.0%
 Large Cap. Stocks                          35.0                                         19.0
 Small/Int. Cap.                            15.0                                          9.0
NON-U.S. EQUITIES                        17.0                                          17.0
 Japan Equity                                6.7                                          5.9
 Other Equities                             10.3                                         11.1
DOLLAR BONDS                             20.0                                          29.5
 U.S. Bonds                                 18.0                                         27.5
 International $ Bonds                       2.0                                          2.0
NON-U.S. BONDS                           8.0                                           25.5
 Japan Bonds                                 2.4                                          0.4
 Other Bonds                                 5.6                                         25.1
CASH EQUIVALENTS                         5.0                                           0.0
-----------------------------------------------------------------------------------------------
                                         100.0%                                        100.0%

 TOP TEN U.S. EQUITY HOLDINGS


As of December 31, 1995 (Unaudited)

                                                                    Percent of
                                                                    Net Assets
------------------------------------------------------------------------------
 1. Citicorp                                                           1.51%
 2. Lockheed Martin Corp.                                              1.47
 3. Burlington Northern, Santa Fe                                      1.18
 4. Honeywell, Inc.                                                    1.13
 5. Avon Products, Inc.                                                0.90
 6. Schering Plough Corp.                                              0.85
 7. Kimberly-Clark Corp.                                               0.82
 8. AON Corp.                                                          0.82
 9. Enron Corp.                                                        0.79
10. Sprint Corp.                                                       0.77
------------------------------------------------------------------------------

 CURRENCY ALLOCATION

As of December 31, 1995 (Unaudited)

                              Current
                    Benchmark Strategy
--------------------------------------
U.S.                   75.0%    82.9%
Japan                   9.1      0.0
U.K.                    3.4      3.4
Continental Europe      9.7      5.1
Canada                  1.0      6.0
Other                   1.8      2.6
--------------------------------------
                      100.0%   100.0%



 TOP TEN NON-U.S. EQUITY HOLDINGS


As of December 31, 1995 (Unaudited)

                                                                    Percent of
                                                                    Net Assets
------------------------------------------------------------------------------
 1. Royal Dutch Petroleum                                              0.35%
 2. Lloyds TSB Group                                                   0.26
 3. General Electric, PLC                                              0.24
 4. British Telecommunications                                         0.20
 5. Broken Hill Proprietary                                            0.19
 6. Grand Metropolitan                                                 0.19
 7. British Petroleum                                                  0.18
 8. International Nederlander Group NV                                 0.18
 9. Peugeot S.A.                                                       0.16
10. British Gas                                                        0.15
------------------------------------------------------------------------------

                   ------------------------------------------------------------
8

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals...............................................................  0.22%
 Housing/Paper...........................................................  0.93
 Metals..................................................................  0.40
                                                                          -----
                                                                           1.55
Capital Investment
 Capital Goods...........................................................  2.53
 Technology..............................................................  1.59
                                                                          -----
                                                                           4.12
Consumer
 Autos/Durables..........................................................  0.29
 Discretionary...........................................................  1.52
 Health: Drugs...........................................................  2.70
 Health: Non-Drugs.......................................................  0.87
 Non-Durables............................................................  2.82
 Retail/Apparel..........................................................  1.75
                                                                          -----
                                                                           9.95
Energy...................................................................  1.72
Financial
 Banks...................................................................  2.25
 Non-Banks...............................................................  2.76
                                                                          -----
                                                                           5.01
Services.................................................................  2.23
Transportation...........................................................  1.22
Utilities................................................................  1.82
Miscellaneous............................................................  0.67
                                                                          -----
   Total U.S. Equities................................................... 28.29
                                                                          -----
NON-U.S. EQUITIES
Aerospace & Military.....................................................  0.08
Airlines.................................................................  0.01
Appliances & Household Durables..........................................  0.27
Automobiles..............................................................  0.41
Banking..................................................................  2.20
Beverages & Tobacco......................................................  0.43
Broadcasting & Publishing................................................  0.23
Building Materials.......................................................  0.05
Business & Public Service................................................  0.42
Chemicals................................................................  0.49
Construction.............................................................  0.25
Data Processing..........................................................  0.03
Electric Components......................................................  0.10
Electronics..............................................................  0.57
Energy...................................................................  1.42
Financial Services.......................................................  0.07
--------------------------------------------------------------------------------

Food & House Products...................................................   0.50%
Forest Products.........................................................   0.27
Goldmines...............................................................   0.03
Health & Personal Care..................................................   0.52
Industrial Components...................................................   0.26
Insurance...............................................................   0.93
Leisure & Tourism.......................................................   0.07
Machinery & Engineering.................................................   0.13
Merchandising...........................................................   0.81
Miscellaneous Materials.................................................   0.16
Multi-Industry..........................................................   0.96
Non-Ferrous Metals......................................................   0.15
Real Estate.............................................................   0.06
Recreation..............................................................   0.13
Shipping................................................................   0.04
Steel...................................................................   0.14
Telecommunications......................................................   0.60
Transportation..........................................................   0.10
Utilities...............................................................   0.72
                                                                         ------
   Total Non-U.S. Equities..............................................  13.61*
                                                                         ------
U.S. BONDS
Corporate Bonds
 Asset-backed...........................................................   3.32
 CMO....................................................................   0.25
 Consumer...............................................................   0.73
 Financial..............................................................   1.00
 Floating rate..........................................................   0.23
 Industrial.............................................................   0.97
 Supernational..........................................................   0.04
 Telecommunications.....................................................   1.52
 Yankee.................................................................   0.23
                                                                         ------
                                                                           8.29
U.S. Government Agencies................................................   8.04
U.S. Government Obligations.............................................   8.65
International Dollar Bonds..............................................   2.18
Municipal Bonds.........................................................   0.04
                                                                         ------
   Total U.S. Bonds.....................................................  27.20
                                                                         ------
NON-U.S. BONDS
Foreign Government Bonds................................................  24.07
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   6.84*
                                                                         ------
   TOTAL INVESTMENTS.................................................... 100.01
LIABILITIES LESS CASH AND OTHER ASSETS..................................  (0.01)
                                                                         ------
   NET ASSETS........................................................... 100.00%
                                                                         ======

LOGO
* The Fund held a long position in Topix futures on December 31, 1995 which increased Japanese equity exposure from 2.87% to 5.91% and decreased the Fund's exposure to Short-Term Investments from 6.84% to 3.80%.

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                      ------------- ------------
Equities -- 41.90%
U.S. EQUITIES -- 28.29%
Aetna Life & Casualty Co.............................        34,900 $  2,416,825
Air & Water Technologies Corp.
 Class A (b).........................................        22,400      137,200
Allergan, Inc........................................        58,300    1,894,750
Alza Corp. (b).......................................        46,200    1,143,450
American Mobile Satellite Corp., Inc. (b)............         8,500      260,313
Aon Corp.............................................        70,900    3,536,138
AST Research Corp. (b)...............................        13,740      116,790
Automatic Data Processing, Inc.......................        33,300    2,472,525
Avon Products, Inc...................................        51,500    3,881,812
Bard (C.R.), Inc.....................................        35,200    1,135,200
Beckman Instruments, Inc.............................        22,700      803,012
Biogen, Inc. (b).....................................         5,200      319,800
Birmingham Steel Corp................................        23,000      342,125
Boeing Co. ..........................................        20,600     1,64,525
Boston Technology, Inc. (b)..........................        14,000      178,500
Brinker International, Inc. (b)......................        16,500      249,563
Burlington Northern Santa Fe.........................        65,500    5,109,000
Campbell Soup Co.....................................        18,000    1,080,000
Centerior Energy Co..................................         9,900       87,863
CIGNA Corp...........................................        28,200    2,911,650
Citicorp.............................................        97,300    6,543,425
CMS Energy Corp......................................        62,300    1,861,213
Coca-Cola Enterprises, Inc...........................        73,400    1,963,450
Comerica, Inc........................................        15,700      629,963
Computer Sciences Corp. (b)..........................         3,000      210,750
Converse Technology, Inc. (b)........................         9,100      182,000
Cooper Cameron Corp. (b).............................        19,283      684,546
Cooper Industries, Inc...............................        22,352      821,436
Dial Corp............................................        54,700    1,620,487
Enron Corp...........................................        89,400    3,408,375
Entergy Corp.........................................        62,700    1,833,975
Federated Department Stores (b)......................        72,800    2,002,000
First Data Corp......................................        34,490    2,306,505
Food Lion, Inc. Class A..............................        92,300      527,836
Ford Motor Co........................................        57,900    1,679,100
Forest Laboratories, Inc. (b)........................        38,600    1,746,650
Gannett Co., Inc.....................................        20,700    1,270,463
Genzyme Corp. (b)....................................         7,400      461,575
Goodyear Tire and Rubber Co..........................        41,300    1,873,988
Grand Metro..........................................        60,000    1,755,000
Health Care and Retirement Corp. (b).................        16,600      581,000
Hillenbrand Industries, Inc..........................         1,200       40,650
Honeywell, Inc.......................................       100,800    4,901,400
Illinova Corp........................................        12,100      363,000
Inland Steel Industries, Inc.........................        33,900      851,737
Interpublic Group of Companies, Inc..................        22,900      993,287
Kimberly-Clark Corp..................................        42,900    3,549,975
Kroger Co. (b).......................................        33,100    1,241,250
Lockheed Martin Corp.................................        80,600    6,367,400
LTV Corp.............................................        33,100      455,125
Lyondell Petrochemical Co............................        62,400    1,427,400
Magna Group, Inc.....................................        11,400      270,750
Manor Care, Inc......................................        37,250    1,303,750
Mattel, Inc..........................................        90,800 $  2,792,100
Melville Corp........................................        52,700    1,620,525
National Semiconductor Corp. (b).....................        24,500      545,125
Nextel Communications, Inc. Class A (b)..............        50,100      738,975
Octel Communications Corp. (b).......................         6,300      203,175
Old Republic International Corp......................        22,100      784,550
Owens Illinois, Inc. (b).............................        64,600      936,700
Pentair, Inc.........................................        13,300      661,675
Pfizer, Inc..........................................        34,300    2,160,900
Philip Morris Companies, Inc.........................        16,800    1,520,400
Raychem Corp.........................................        19,800    1,126,125
RJR Nabisco Convertible Preferred "C"                       184,500    1,176,187
RJR Nabisco Holdings Corp. (b).......................        55,140    1,702,448
Schering Plough Corp.................................        67,100    3,673,725
Schlumberger Ltd.....................................        24,200    1,675,850
Schweitzer-Masuduit Intl., Inc. (b)..................         4,290       99,206
Seagate Technology (b)...............................        23,800    1,130,500
Sprint Corp..........................................        83,800    3,341,525
State Street Boston Corp.............................        16,800      756,000
Timken Co............................................        15,900      608,175
Tosco Corp...........................................        10,200      388,875
Transamerica Corp....................................        29,500    2,149,813
Ultramar Corp........................................        24,900      641,175
US Bancorp...........................................        38,800    1,304,650
USF&G Corp...........................................        55,700      939,937
Walgreen Co..........................................        50,200    1,499,725
Westvaco Corp........................................        15,950      442,612
WMX Technologies, Inc................................        72,100    2,153,987
                                                                    ------------
Total U.S. Equities..................................                122,195,142
                                                                    ------------
NON-U.S. EQUITIES -- 13.61%
AUSTRALIA -- 0.72%
Amcor Ltd............................................        29,400      207,766
ANZ Banking Group....................................        33,753      158,433
Broken Hill Proprietary..............................        57,180      808,168
CRA Ltd..............................................        20,600      302,495
David Jones Ltd. (b).................................        74,000      112,847
Lend Lease Corp. Ltd.................................        17,623      255,634
National Australia Bank..............................        36,947      332,559
News Corp............................................        36,100      192,813
Pacific Dunlop Ltd...................................        47,600      111,538
Qantas Airways Ltd...................................        18,400       30,659
Santos Ltd...........................................        49,600      145,003
Western Mining Corp..................................        19,100      122,758
Westpac Banking Corp. Ltd............................        70,138      310,959
                                                                    ------------
                                                                       3,091,632
                                                                    ------------
BELGIUM -- 0.47%
Dellanizo-Le Lion, S.A...............................         2,100       87,051
Electrabel...........................................         1,860      442,392
Fortis AG............................................         1,707      207,641
Groupe Bruxelles Lambert.............................           900      124,920
Kredietbank..........................................         1,070      292,669
Petrofina............................................           855      261,750

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                      ------------- ------------
BELGIUM (CONTINUED)
Petrofina S.A. Warrants "97" (b).....................            13 $        173
Societe Gen De Belgique..............................         1,553      128,489
Solvay...............................................           360      194,489
Tractebel............................................           575      237,378
Union Mineire (b)....................................           920       61,582
                                                                    ------------
                                                                       2,038,534
                                                                    ------------
CANADA -- 0.67%
Alcan Aluminum Ltd...................................         7,600      236,142
Bank of Montreal.....................................        16,700      379,601
Barrick Gold Corp....................................         5,700      150,462
Canadian Pacific Ltd.................................        19,900      362,966
Imperial Oil Canada Ltd..............................         7,800      282,391
Moore Corp. Ltd......................................         3,900       73,279
Noranda Inc..........................................         7,700      158,793
Norcen Energy........................................         5,800       87,183
Northern Telecom Ltd.................................         3,400      145,531
Nova Corporation of Alberta..........................        10,400       83,883
Royal Bank of Canada.................................        13,600      310,383
Seagram Co Ltd.......................................         6,500      224,006
Thomson Corp.........................................        17,800      247,983
TransCanada Pipelines Ltd............................        11,200      155,008
                                                                    ------------
                                                                       2,897,611
                                                                    ------------
FRANCE -- 1.58%
Accor................................................         2,140      277,422
Alcatel Alsthom......................................         2,938      253,634
Banque Nationale de Paris............................         9,230      416,903
Carnaud Metal Box....................................         4,780      218,934
Cep Communications...................................         1,984      164,705
Cie Bancaire S.A.....................................         1,963      219,957
Cie de Saint Gobain..................................         3,374      373,923
Cie Fin de Suez......................................         4,367      180,374
Colas................................................           854      143,189
Credit Local de France...............................         5,059      405,498
GAN (b)..............................................         1,820       66,614
Generale des Eaux....................................         4,326      432,458
LVMH (Moet-Hennessy Louis Vaitton)...................         3,029      631,738
Michelin Class B.....................................         5,660      226,025
Pechiney Cert D'Invest...............................         3,640      137,693
Peugeot S.A..........................................         5,170      682,906
Sanofi...............................................         3,788      243,130
Societe Generale.....................................         4,386      542,578
Societe Nationale Elf Aquitaine......................         5,434      400,889
Total Co. "B"........................................         8,712      588,745
UAP..................................................         9,066      237,096
                                                                    ------------
                                                                       6,844,411
                                                                    ------------
GERMANY -- 1.02%
Allianz AG Holdings..................................           268      527,275
BASF AG..............................................           911      205,584
Bayer................................................           978      260,199
Bayer Motoren Werken.................................           440      227,486
Bayer Vereinsbank....................................         5,794      174,067
Commerzbank..........................................           891 $    211,965
Daimler-Benz.........................................           408      206,380
Deutsche Bank........................................        12,811      609,536
Hoechst..............................................           974      265,395
Kaufhof Holding AG...................................           550      167,924
Mannesmann...........................................         1,077      343,499
Muenchener Rueckver..................................           171      369,168
Muenchener Rueckver Warrants "98" (b)................             2          265
Preussag.............................................           742      209,438
RWE..................................................           600      218,612
Schering.............................................         1,535      102,205
Veba.................................................         6,839      293,379
                                                                    ------------
                                                                       4,392,377
                                                                    ------------
ITALY -- 0.48%
Assic Generali.......................................        14,300      346,573
Eni ADR (c)..........................................        10,000      342,500
Fiat Spa Priv........................................       110,000      201,073
Instituto Mobilaire Italiano.........................        41,000      258,432
Italgas..............................................        45,000      137,001
Mediobanca...........................................         6,000       41,582
Montedison (b).......................................       150,000      100,599
La Rinascente Savings (Risp).........................         9,000       25,528
Sai Di Risp..........................................        42,000      210,629
Telecom Italia.......................................       170,000      208,095
Telecom Italia Mobile (b)............................       170,000      178,948
                                                                    ------------
                                                                       2,050,960
                                                                    ------------
JAPAN -- 2.87%
Amada................................................        20,000      197,770
Asahi Glass Co.......................................        24,000      267,572
Bank of Tokyo........................................        11,000      193,020
Canon, Inc...........................................        17,000      308,192
Canon Sales..........................................         5,250      139,966
Citizen Watch Co.....................................        19,000      145,516
Dai Nippon Printing..................................        19,000      322,346
Daiichi Pharmaceutical Co., Ltd......................         8,000      114,009
Daiwa Industries.....................................        21,000      205,623
Daiwa House Industries...............................        10,000      164,809
Fanuc Co.............................................         4,300      186,340
Fujitsu..............................................        12,000      133,786
Hitachi Ltd..........................................        39,000      393,214
Honda Motor Co.......................................        11,000      227,145
Inax.................................................        18,000      171,013
Isetan...............................................         7,000      115,366
Ito Yokado Co........................................        10,000      616,578
Keio Teito Electric Railway..........................        23,000      134,009
Kinki Nippon Railway.................................        22,000      166,360
Kurin Brewery Co. Ltd................................        11,000      130,102
Kuraray Co. Ltd......................................        12,000      131,459
Maeda Road Construction..............................         4,000       74,067
Marui Co.............................................         6,000      125,061
Matsushita Electric Industrial.......................        32,000      521,182
Mitsubishi Bank......................................         8,000      188,463
Mitsubishi Paper.....................................        25,000      150,509

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                      ------------- ------------
JAPAN (CONTINUED)
NGK Insulators.......................................        34,000 $    339,506
Nichii Co............................................        14,000      185,943
Nintendo.............................................         1,900      144,595
Nippon Denso Co......................................        13,000      243,238
Nippon Meat Packers..................................        12,000      174,503
Nippon Steel Corp....................................        16,000       54,910
Orix Corp............................................         2,000       82,404
Osaka Gas Corp.......................................        81,000      280,339
Pioneer Electronics..................................         9,000      164,905
Sankyo Co. Ltd.......................................        14,000      314,881
Secom Co.............................................         4,000      278,429
Seino Transportation.................................         7,000      117,402
Sekisui House........................................        38,000      486,282
Shinmaywa Industries Ltd.............................        13,000      107,378
Sony Corp............................................         5,200      312,050
Sumitomo Bank........................................        22,000      467,087
Sumitomo Electric Industries.........................        16,000      192,341
Takeda Chemical Industries...........................        23,000      379,060
TDK Corp.............................................         5,000      255,453
Tokio Marine & Fire..................................        18,000      235,579
Tokyo Electric Power.................................         7,979      213,495
Tokyo Steel Mfg......................................        14,000      257,877
Tonen Corp...........................................        11,000      161,028
Toray Industries, Inc................................        84,000      553,757
Toshiba Corp.........................................        62,000      486,263
Toyo Suisan Kaisha...................................        13,000      161,318
Toyota Motor Corp....................................         6,000      127,387
Yawazaki Baking Co. Ltd..............................         6,000      111,682
                                                                    ------------
                                                                      12,412,569
                                                                    ------------
MALAYSIA -- 0.17%
Genting..............................................         5,000       41,749
Hume Industries......................................        11,000       52,855
Kuala Lumpur Kepong..................................        23,000       72,922
Land & General Holdings..............................        25,000       54,155
Malayan Bank.........................................        12,000      101,142
Nestle Malaysia......................................         7,000       51,280
Sime Darby...........................................        39,000      103,683
Telekom Malaysia.....................................        18,000      140,370
Tenaga Nasional......................................        28,000      110,280
                                                                    ------------
                                                                         728,436
                                                                    ------------
NETHERLANDS -- 1.13%
ABN-AMRO Holdings....................................        13,446      613,164
D.S.M................................................         1,610      132,576
Internationale Nederlanden Groep NV..................        11,798      788,987
KPN NV...............................................         9,895      359,874
Philips Electronics..................................         4,680      169,333
Royal Dutch Petroleum................................        10,800    1,510,518
Royal Dutch Petroleum NY Shares......................         3,500      493,938
Unilever NV..........................................         4,650      654,133
VNU-Ver Ned Uitger...................................         1,310      180,033
                                                                    ------------
                                                                       4,902,556
                                                                    ------------
NEW ZEALAND -- 0.38%
Brierly Investment...................................       417,700 $    330,424
Carter Holt Harvey...................................       175,400      378,413
Fletcher Challenge Ltd...............................       162,100      374,093
Fletcher Challenge Forest Division...................        16,333       23,278
Telecom Corp. of New Zealand Ltd.....................        91,000      392,652
Telecom Corp. of New Zealand Ltd. ADS (c)............         2,000      138,750
                                                                    ------------
                                                                       1,637,610
                                                                    ------------
SPAIN -- 0.43%
Banco Bilbao-Vizcaya.................................         3,800      136,873
Banco Intercontinental...............................         1,430      139,082
Banco Popular........................................           740      136,443
Banco Santander......................................         3,900      195,765
Empresa NAC Electric.................................         3,100      175,538
Iberdrola S.A........................................        39,100      357,729
Repsol S.A...........................................         4,100      134,331
Repsol S.A. ADR (c)..................................         2,100       69,038
Sevillana de Electric................................        13,200      102,489
Telefonica de Espana.................................        26,400      365,567
Viscofan.............................................         4,900       58,159
                                                                    ------------
                                                                       1,871,014
                                                                    ------------
SWITZERLAND -- 0.44%
Ciba-Geigy (Reg.)....................................           258      227,594
CS Holdings..........................................         1,948      200,201
Nestle (Reg) S.A.....................................           483      535,641
Roche Holdings Gen...................................            50      396,532
Schweiz Bankgesellschaft.............................           201      218,364
Societe Generale Surveillance (Br)...................            76      151,260
Zurich Insurance.....................................           569      170,611
                                                                    ------------
                                                                       1,900,203
                                                                    ------------
UNITED KINGDOM -- 3.25%
Asda Group...........................................        90,200      154,745
Bass.................................................        39,800      444,282
B.A.T. Industries PLC................................        46,184      406,915
BET PLC..............................................        70,900      139,797
Booker PLC...........................................        14,100       78,370
British Gas..........................................       167,900      662,111
British Petroleum....................................        94,815      793,437
British Telecommunications...........................       159,500      876,619
Charter Group........................................        20,969      280,954
Coats Viyella........................................        66,000      179,320
FKI..................................................        68,700      175,990
General Electric PLC.................................       191,700    1,056,567
Glaxo Holdings.......................................        26,800      380,717
Grand Metropolitan...................................       111,200      801,068
Guinness.............................................        61,000      448,905
Hanson...............................................       101,400      303,051
Hillsdown Holdings...................................        66,000      173,172
House of Fraser......................................       153,800      427,421
Legal and General....................................        22,300      231,968
Lloyds Abbey Life....................................        31,300      218,677
Lloyds TSB Group.....................................       215,779    1,108,878
Lucas Industries.....................................        49,851      140,087
Marks & Spencer......................................        46,400      324,173
Mirror Group.........................................        85,500      233,628

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                     ------------- -------------
UNITED KINGDOM (CONTINUED)
National Power......................................        37,900 $    264,494
National Westminster Bank...........................        45,800      461,484
Ocean Group.........................................        32,200      193,970
P & O...............................................        36,600      270,480
Reckitt & Colman....................................        28,325      313,550
Redland.............................................        23,200      140,115
RJB Mining PLC......................................        10,000       85,080
Rolls Royce.........................................       119,900      351,826
Royal Insurance.....................................        34,366      203,816
Sears PLC...........................................       160,700      259,475
Sedgwick Group......................................        24,100       45,274
SmithKline Beecham Units............................        27,000      294,271
Tesco...............................................        99,200      457,420
Thames Water........................................        27,500      239,948
Unilever Ord 5P.....................................         9,600      197,187
W.H. Smith Group....................................        29,300      192,877
                                                                   ------------
                                                                     14,012,119
                                                                   ------------
Total Non-U.S. Equities.............................                 58,780,032
                                                                   ------------
Total Equities (Cost $151,483,329)..................                180,975,174
                                                                   ------------

                                                          FACE
                                                         AMOUNT        VALUE
                                                     ------------- -------------
Bonds -- 51.27%
U.S. BONDS -- 27.20%
U.S. CORPORATE BONDS -- 8.29%
Bell South Corp.
 9.125%, due 07/01/03............................... $     219,468 $     241,278
 0.000%, due 12/15/15...............................     4,100,000     1,085,598
Choice Credit Card
 7.200%, due 03/15/98...............................     1,000,000     1,030,210
Chrysler Financial
 8.500%, due 08/21/97...............................       165,000       167,034
Citicorp
 9.750%, due 08/01/99...............................       150,000       168,974
Dayton Hudson Credit Card Trust 95-1 6.100%, due
 09/25/98...........................................     2,000,000     2,032,100
Ford Credit Grantor Trust 95-b
 5.900%, due 10/15/00...............................       194,539       193,129
GMAC
 6.700%, due 04/21/97...............................     1,350,000     1,368,590
Green Tree Financial 94-2
 8.300%, due 05/15/19...............................       435,000       481,084
Green Tree Acceptance Corp. 94-A
 6.900%, due 02/15/04...............................       562,785       564,462
International Bank for Reconstruction and Develop-
 ment
 9.875%, due 10/01/97...............................       175,000       187,933
ITT Destinations
 7.375%, due 11/15/15...............................     1,000,000     1,010,630
Lehman Brothers Holdings, Inc.
 6.650%, due 07/14/98...............................     1,960,000     1,987,714
MBNA Master Trust
 6.275%, due 09/15/99...............................     3,150,000     3,149,843
News America Corp.
 7.750%, due 01/20/24................................ $   1,755,000 $  1,820,502
Petroliam Nasional
 7.125%, due 08/15/05................................       950,000    1,002,250
Premier Auto 95-1
 8.050%, due 04/04/00................................       500,000      528,490
Premier Auto Trust
 4.220%, due 03/02/99................................        65,039       64,034
Republic Bank of New York Corp. FRN
 6.025%, due 12/29/02................................     1,000,000      996,055
RJR Nabisco Inc.
 8.625%, due 12/01/02................................     2,100,000    2,178,219
Salomon, Inc.
 7.020%, due 09/25/98................................       585,000      595,249
Signet Credit Card 1993-4A
 6.375%, due 05/15/02................................     2,000,000    2,005,420
Standard Credit Card Trust
 94-I 4.650%, due 02/07/97...........................     1,065,000    1,056,139
 8.500%, due 08/07/97................................       805,000      815,521
 91-3A 8.875%, due 07/07/98..........................     2,750,000    2,950,255
 8.250%, due 01/07/05................................       500,000      569,855
Tele-Communications, Inc.
 7.250%, due 08/01/05................................       800,000      813,849
Thrift Financial Corp.
 11.250%, due 01/01/16...............................        45,038       49,534
Time Warner, Inc.
 9.125%, due 01/15/13................................     2,250,000    2,531,583
USX Corp.
 9.800%, due 07/01/01................................     1,570,000    1,811,502
 8.500% due 03/01/23.................................       950,000    1,042,733
WR Grace & Co.
 8.000%, due 08/15/04................................     1,195,000    1,319,025
                                                                    ------------
                                                                      35,818,794
                                                                    ------------
INTERNATIONAL DOLLAR BONDS -- 2.18%
BBV International
 7.000%, due 12/01/05................................     2,200,000    2,191,603
City of Oslo
 7.875%, due 02/03/97................................     1,200,000    1,229,250
European Investment Bank
 9.250%, due 11/15/97................................     1,100,000    1,175,625
GMAC Euro
 7.250%, due 10/17/97................................       325,000      333,531
Hanson PLC Notes
 6.750%, due 09/15/05................................       790,000      817,725
Hong Kong Shanghai Perpetual FRN
 6.500%, due 07/30/49................................     1,700,000    1,318,945
Japanese Development Bank
 8.375%, due 02/15/01................................     1,000,000    1,109,375
Republic of Italy
 6.875%, due 09/27/23................................       150,000      146,625
Republic of South Africa
 9.625%, due 12/15/99................................     1,000,000    1,080,000
                                                                    ------------
                                                                       9,402,679
                                                                    ------------

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT        VALUE
                                                     ------------- -------------
U.S. GOVERNMENT AGENCIES -- 8.08%
Federal Home Loan Mortgage Corp.
 9.200%, due 08/25/97............................... $     200,000 $     211,839
 9.000%, due 03/01/17...............................       521,086       553,055
 7.000%, due 10/15/21...............................       735,000       734,311
 7.500%, due 07/15/22...............................     2,575,000     2,703,003
Federal Home Loan Mortgage Corp. Gold
 9.500%, due 10/01/20...............................       695,580       742,789
 9.000%, due 05/01/24...............................     1,434,965     1,571,734
Federal National Mortgage Association
 7.600%, due 01/10/97...............................       200,000       204,575
 5.000%, due 06/01/01...............................     1,843,425     1,768,987
 7.000%, due 06/17/17...............................       895,000       924,078
 10.000%, due 06/25/19..............................       492,597       546,427
 9.000%, due 08/01/21...............................       395,756       420,772
 8.200%, due 08/25/21...............................        74,865        77,263
 8.000%, due 05/01/22...............................       185,388       191,934
 8.500%, due 07/01/22...............................       945,009       994,810
 6.500%, due 09/01/24...............................     5,400,000     5,335,875
 7.000%, due 09/01/24...............................       115,000       115,899
 7.500%, due 05/01/25...............................     2,107,869     2,159,248
 8.500%, due 05/01/25...............................       502,612       524,287
Federal National Mortgage Association Dwarf 7.000%,
 12/01/09...........................................     4,600,000     4,683,375
Federal National Mortgage Association Principal
 0.000%, due 11/01/01...............................       225,000       214,051
Government National Mortgage Association
 9.000%, due 12/15/09...............................     2,032,780     2,152,693
 11.000%, due 09/15/15..............................       313,073       353,381
 9.000%, due 12/15/17...............................     2,040,194     2,172,032
 8.500%, due 05/15/21...............................        76,145        79,905
 8.000%, due 11/15/22...............................       582,554       603,672
 8.000%, due 12/15/22...............................     1,981,496     2,055,493
 8.000%, due 09/15/24...............................     1,050,000     1,093,312
 5.500%, due 10/20/25...............................     1,580,440     1,580,915
Tennessee Valley Authority
 6.875%, due 12/15/43...............................       170,000       168,565
                                                                   -------------
                                                                      34,884,280
                                                                   -------------
U.S. GOVERNMENT OBLIGATIONS-- 8.65%
U.S. Treasury Bonds
 8.125%, due 05/15/21...............................     4,355,000     5,739,609
U.S. Treasury Coupon Strips
 0.000%, due 02/15/03...............................       225,000       152,375
 0.000%, due 11/15/19...............................     1,785,000       405,195
U.S. Treasury Notes
 6.625%, due 03/31/97...............................     9,400,000     9,561,558
 5.500%, due 11/15/98...............................     1,500,000     1,510,780
 6.250%, due 08/31/00...............................     4,070,000     4,212,450
 7.250%, due 05/15/04...............................    13,840,000    15,397,000
U.S. Treasury Principal Strips
 0.000%, due 05/15/20...............................  $   1,855,000 $    411,105
                                                                    ------------
                                                                      37,390,072
                                                                    ------------
 Total U.S. Bonds...................................                 117,495,825
                                                                    ------------
Non-U.S. Bonds -- 24.07%
BELGIUM -- 1.19%
Kingdom of Belgium
 8.250%, due 06/01/99............................... BEF 24,000,000      896,527
 8.750%, due 06/25/02...............................     32,000,000    1,240,166
 9.000%, due 03/28/03...............................     54,000,000    2,121,036
 8.500%, due 10/01/07...............................     23,000,000      873,239
                                                                    ------------
                                                                       5,130,968
                                                                    ------------
CANADA -- 2.38%
Government of Canada
 7.500%, due 09/01/00............................... CAD  4,350,000    3,309,228
 9.000%, due 06/01/25...............................      1,800,000    1,537,668
Government of Canada
 4.250%, due 12/01/21 (d)...........................      7,200,000    5,450,096
                                                                    ------------
                                                                      10,296,992
                                                                    ------------
DENMARK -- 2.32%
Kingdom of Denmark
 9.000%, due 11/15/98............................... DKR  8,300,000    1,631,366
 9.000%, due 11/15/00...............................     14,600,000    2,930,748
 8.000%, due 05/15/03...............................     12,000,000    2,301,871
 7.000%, due 12/15/04...............................     17,500,000    3,145,017
                                                                    ------------
                                                                      10,009,002
                                                                    ------------
FRANCE -- 4.01%
Government of France (OAT)
 8.500%, due 03/28/00............................... FRF  3,300,000      742,307
 9.500%, due 01/25/01...............................     15,700,000    3,703,012
 8.500%, due 04/25/03...............................      6,500,000    1,485,912
 8.250%, due 02/27/04...............................     10,700,000    2,426,786
 6.750%, due 10/25/04...............................     27,000,000    5,576,003
 8.500%, due 12/26/12...............................     14,500,000    3,387,959
                                                                    ------------
                                                                      17,321,979
                                                                    ------------
GERMANY -- 5.77%
Bundesrepublik Deutscheland
 6.250%, due 02/20/98............................... DEM  3,260,000    2,382,422
 7.000%, due 09/20/99...............................      7,000,000    5,277,999
 8.500%, due 08/21/00...............................      2,600,000    2,074,841
 8.375%, due 05/21/01...............................      1,900,000    1,519,549
 8.000%, due 07/22/02...............................      1,950,000    1,537,875
 6.500%, due 07/15/03...............................      7,600,000    5,530,748
 6.750%, due 07/15/04...............................      5,900,000    4,330,294
Treuhandanstalt
 7.750%, due 10/01/02...............................      2,950,000    2,297,467
                                                                    ------------
                                                                      24,951,195
                                                                    ------------

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT         VALUE
                                                 ----------------- ------------
ITALY -- 1.22%
Republic of Italy (BTP)
 9.000%, due 10/01/96........................... ITL 2,100,000,000 $  1,314,279
 8.500%, due 01/01/99...........................     3,100,000,000    1,881,701
 9.500%, due 12/01/99...........................     1,200,000,000      741,259
 9.000%, due 10/01/03...........................     2,300,000,000    1,333,762
                                                                   ------------
                                                                      5,271,001
                                                                   ------------
JAPAN -- 0.43%
International Bank of Reconstruction and
 Developmentt
 6.750%, due 03/15/00........................... JPY    84,000,000      976,200
Export Import Bank of Japan
 4.375%, due 10/01/03...........................        82,000,000      873,461
                                                                   ------------
                                                                      1,849,661
                                                                   ------------
NETHERLANDS -- 3.20%
Government of Nederlands
 6.250%, due 07/15/98........................... NLG     1,400,000      914,847
 8.500%, due 03/15/01...........................         1,000,000      714,597
 8.750%, due 09/15/01...........................         1,300,000      944,791
 6.500%, due 04/15/03...........................         1,000,000      654,086
 8.500%, due 06/01/06...........................         8,650,000    6,356,644
 8.250%, due 02/15/07...........................         4,900,000    3,542,795
 7.500%, due 04/15/10...........................         1,000,000      685,115
                                                                   ------------
                                                                     13,812,875
                                                                   ------------
SPAIN -- 1.36%
Government of Spain
 7.400%, due 07/30/99........................... SPN   625,000,000    4,434,682
 11.300%, due 01/15/02..........................        60,000,000      531,635
 8.200%, due 02/28/09...........................        70,000,000      511,770
                                                                   ------------
                                                                      5,878,087
                                                                   ------------
UNITED KINGDOM -- 2.19%
UK Treasury
 7.000%, due 11/06/01........................... GBP     1,305,000    2,028,616
 8.000%, due 06/10/03...........................         2,040,000    3,310,724
 8.500%, due 12/07/05...........................         2,470,000    4,121,220
                                                                   ------------
                                                                      9,460,560
                                                                   ------------
Total Non-U.S. Bonds............................                    103,982,320
                                                                   ------------
Total Bonds
 (Cost $209,790,002)............................                    221,478,145
                                                                   ------------
Short-Term Investments -- 6.84%
COMMERCIAL PAPER -- 6.76%
Baxter International, Inc.
 6.050%, due 01/02/96.........................      $    1,177,000 $  1,176,802
Burlington Northern Santa Fe
 6.050%, due 01/03/96.........................           3,500,000    3,498,824
 6.150%, due 01/31/96.........................           2,500,000    2,487,187
Conagra, Inc.
 5.910%, due 01/04/96.........................           1,000,000      999,508
 6.050%, due 01/11/96.........................           3,210,000    3,204,605
Crown Cork & Seal Co., Inc.
 6.060%, due 01/09/96.........................           2,000,000    1,997,307
CSX Corp.
 6.000%, due 01/08/96.........................           2,000,000    1,997,667
General American
 Transportation Corp.
 6.200%, due 01/18/96.........................           5,000,000    4,985,361
Nabisco, Inc.
 5.850%, due 01/03/96.........................           2,163,000    2,162,297
P.S. Colorado Credit Corp. 6.030%, due
 01/04/96.....................................           2,500,000    2,498,744
Texas Utilities Electric Co.
 6.300%, due 01/05/96.........................           2,000,000    1,998,600
Trinova Corp.
 6.100%, due 01/10/96.........................           1,500,000    1,497,713
 6.200%, 01/10/96.............................             700,000      698,915
                                                                  -------------
                                                                     29,203,530
                                                                  -------------
FOREIGN TIME DEPOSIT -- 0.08%
Bankers Trust
Japanese Yen -- 0.08%,
 1.125%, due 01/02/96......................... JPN      36,699,859      355,791
                                                                  -------------
Total Short-Term Investments
 (Cost $29,559,321)...........................                       29,559,321
                                                                  -------------
Total Investments (Cost $390,823,651) --
  100.01% (a).................................                      432,012,640
                                                                  -------------
Liabilities, less cash and other assets --
 (0.01%)......................................                          (53,884)
                                                                  -------------
Net Assets -- 100%............................                    $ 431,958,756
                                                                  =============

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a)Aggregate cost for federal income tax purposes was $390,832,651; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $44,301,030
      Gross unrealized depreciation................................  (3,121,041)
                                                                    -----------
          Net unrealized appreciation.............................. $41,179,989
                                                                    ===========

(b)Non-income producing security.
(c)Denominated in U.S. dollars.
(d)Linked to Canadian's retail price index. Reset semi-annually.
FRN: Floating rate note--The rate disclosed is that in effect at December 31, 1995.
MTN: Medium Term Note

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Fund had the following open forward foreign currency contracts as of December 31, 1995:

                               SETTLEMENT     LOCAL       CURRENT   UNREALIZED
                                  DATE      CURRENCY       VALUE    GAIN/(LOSS)
                               ---------- ------------- ----------- ----------
FORWARD FOREIGN CURRENCY BUY
 CONTRACTS
Australian Dollar............   06/05/96      6,800,000 $ 5,037,578 $    5,918
British Pound................   06/05/96      4,000,000   6,157,418    (63,782)
Canadian Dollar..............   06/05/96     15,600,000  11,432,505   (121,553)
Danish Krone.................   06/04/96      3,000,000     542,980     (7,832)
Dutch Guilder................   06/05/96      2,000,000   1,258,173    (23,656)
French Franc.................   06/05/96      7,000,000   1,434,031     (8,109)
Italian Lira.................   06/05/96  5,400,000,000   3,337,254     25,488
Swedish Krone................   06/05/96     34,300,000   5,114,447    (67,761)
FORWARD FOREIGN CURRENCY SALE
 CONTRACTS
Belgian Franc................   06/05/96    200,000,000   6,830,383    142,145
British Pound................   06/05/96     10,000,000  15,524,500    130,955
Danish Krone.................   06/04/96     58,000,000  10,497,618    146,733
Dutch Guilder................   06/05/96     29,000,000  18,582,001    338,493
French Franc.................   06/05/96    125,000,000  25,607,692    119,305
German Mark..................   06/05/96     40,000,000  28,163,121    417,255
Japanese Yen.................   06/05/96  1,430,000,000  14,166,487    327,149
Swedish Krone................   06/05/96     34,300,000   5,114,447    (99,534)
                                                                    ----------
  Total......................                                       $1,261,214
                                                                    ==========

FUTURES CONTRACTS (NOTE 5)

INDEX FUTURES CONTRACTS:
The Global Fund had the following open index futures contracts as of December 31, 1995:

                                  SETTLEMENT               CURRENT   UNREALIZED
                                     DATE       COST        VALUE       GAIN
                                  ---------- ----------- ----------- ----------
INDEX FUTURES BUY CONTRACTS
Topix, 86 contracts.............. March 1996 $12,136,016 $13,123,024  $987,008
                                                                      ========

The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1995 was $2,170,000.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
16

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $390,832,651) (Note 1).............. $432,012,640
 Cash............................................................    2,635,056
 Foreign currency, at value (Cost $2,583,346)....................    2,589,281
 Receivables:
  Investment securities sold.....................................    3,519,944
  Dividends......................................................      243,260
  Interest.......................................................    4,869,024
  Fund shares sold...............................................    1,026,190
  Variation Margin (Note 5)......................................    1,202,454
 Net unrealized appreciation on forward foreign currency con-
  tracts.........................................................    1,261,214
 Deferred organization costs, net of amortization (Note 1).......       25,375
 Other assets....................................................       58,220
                                                                  ------------
    TOTAL ASSETS.................................................  449,442,658
                                                                  ------------
LIABILITIES:
 Payables:
  Investment securities purchased................................   16,976,226
  Investment advisory fees (Note 2)..............................      286,282
  Accrued expenses...............................................      221,394
                                                                  ------------
    TOTAL LIABILITIES............................................   17,483,902
                                                                  ------------
NET ASSETS....................................................... $431,958,756
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)........................................ $388,721,692
 Accumulated undistributed net investment income.................    1,301,114
 Accumulated net realized loss...................................   (1,496,517)
 Net unrealized appreciation.....................................   43,432,467
                                                                  ------------
    NET ASSETS................................................... $431,958,756
                                                                  ============
OFFERING PRICE PER SHARE:
 Brinson Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $430,112,118 and 36,388,462 shares is-
   sued and outstanding) (Note 7)................................ $      11.82
                                                                  ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $1,846,638 and 156,484 shares issued
   and outstanding) (Note 7)..................................... $      11.80
                                                                  ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
 Interest.......................................................... $ 7,985,393
 Dividends (net of $63,572 for foreign taxes withheld).............   1,819,381
                                                                    -----------
    TOTAL INCOME...................................................   9,804,774
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................   1,610,179
 Administration....................................................     139,310
 Custodian.........................................................     136,000
 Amortization of organization costs (Note 1).......................       7,739
 Distribution (Note 6).............................................       1,692
 Other.............................................................     290,457
                                                                    -----------
    TOTAL EXPENSES.................................................   2,185,377
                                                                    -----------
    NET INVESTMENT INCOME .........................................   7,619,397
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments......................................................   9,168,219
  Futures contracts................................................     240,485
  Foreign currency transactions....................................   2,269,816
                                                                    -----------
    Net realized gain..............................................  11,678,520
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................  19,027,030
  Futures contracts................................................     987,009
  Forward contracts................................................   3,246,227
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................    (83,519)
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........  23,176,747
                                                                    -----------
 Net realized and unrealized gain..................................  34,855,267
                                                                    -----------
 Net increase in net assets resulting from operations.............. $42,474,664
                                                                    ===========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
18

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED      YEAR
                                                DECEMBER 31, 1995     ENDED
                                                   (UNAUDITED)    JUNE 30, 1995
                                                ----------------- -------------
OPERATIONS:
 Net investment income.........................   $  7,619,397    $ 14,388,762
 Net realized gain.............................     11,678,520       2,567,030
 Change in net unrealized appreciation or de-
  preciation...................................     23,176,747      23,779,745
                                                  ------------    ------------
 Net increase in net assets resulting from op-
  erations.....................................     42,474,664      40,735,537
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income......    (16,328,500)     (8,427,640)
 Distributions from net realized gain..........     (9,441,309)     (2,567,030)
 Distributions in excess of net realized gain..     (1,496,517)       (275,888)
                                                  ------------    ------------
 Total distributions to shareholders*..........    (27,266,326)    (11,270,558)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     59,719,842     124,484,442
 Shares issued on reinvestment of distribu-
  tions........................................     26,139,635      10,276,565
 Shares redeemed...............................    (34,786,984)    (77,406,972)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 7).............     51,072,493      57,354,035
                                                  ------------    ------------
    TOTAL INCREASE IN NET ASSETS...............     66,280,831      86,819,014
NET ASSETS:
 Beginning of year.............................    365,677,925     278,858,911
                                                  ------------    ------------
 End of year (including accumulated undistrib-
  uted net investment income of
  $1,301,114 and $4,495,172, respectively).....   $431,958,756    $365,677,925
                                                  ============    ============
*DISTRIBUTIONS BY CLASS:
Distributions from net investment income:
 Brinson Class.................................   $(16,262,552)   $ (8,427,640)
 SwissKey Class................................        (65,948)            --
Distributions from and in excess of net real-
 ized gain:
 Brinson Class.................................    (10,892,522)     (2,842,918)
 SwissKey Class................................        (45,304)            --
                                                  ------------    ------------
                                                  $(27,266,326)   $(11,270,558)
                                                  ============    ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                             SIX MONTHS
                                ENDED           YEAR          YEAR      AUGUST 31, 1992*
                          DECEMBER 31, 1995     ENDED         ENDED         THROUGH
BRINSON CLASS                (UNAUDITED)    JUNE 30, 1995 JUNE 30, 1994  JUNE 30, 1993
----------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........      $  11.35        $  10.43      $  10.87        $  10.00
                              --------        --------      --------        --------
 Income from investment
  operations:
 Net investment income..          0.20            0.43          0.33            0.26
 Net realized and
  unrealized gain
  (loss)................          1.07            0.86         (0.23)           0.81
                              --------        --------      --------        --------
    Total income from
     investment opera-
     tions..............          1.27            1.29          0.10            1.07
                              --------        --------      --------        --------
 Less distributions:
 Distributions from net
  investment income.....         (0.48)          (0.27)        (0.27)          (0.20)
 Distributions from and
  in excess of net real-
  ized gain.............         (0.32)          (0.10)        (0.27)            --
                              --------        --------      --------        --------
    Total distributions.         (0.80)          (0.37)        (0.54)          (0.20)
                              --------        --------      --------        --------
Net asset value, end of
 period.................      $  11.82        $  11.35      $  10.43        $  10.87
                              ========        ========      ========        ========
Total return (non-
 annualized)............         11.29%          12.57%         0.77%          10.76%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........      $430,112        $365,678      $278,859        $191,389
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          1.10%**         1.09%         1.14%           1.35%**
  After expense reim-
   bursement............           N/A             N/A          1.10%           1.05%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          3.82%**         4.27%         3.21%           3.26%**
  After expense reim-
   bursement............           N/A             N/A          3.25%           3.56%**
 Portfolio turnover
  rate..................            79%            238%          231%            149%

 * Commencement of investment operations
** Annualized
N/A = Not Applicable


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
20

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                JULY 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $11.60
                                                                    ------
 Income from investment operations:
 Net investment income........................................        0.18
 Net realized and unrealized gain.............................        0.81
                                                                    ------
    Total income from investment operations...................        0.99
                                                                    ------
 Less distributions:
 Distributions from and in excess of net investment income....       (0.47)
 Distributions from net realized gain.........................       (0.32)
                                                                    ------
    Total distributions.......................................       (0.79)
                                                                    ------
Net asset value, end of period................................      $11.80
                                                                    ======
Total return (non-annualized).................................        8.61%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $1,847
 Ratio of expenses to average net assets......................        1.75**
 Ratio of net investment income to average net assets.........        3.17**
 Portfolio turnover rate......................................          79%

 * Commencement of SwissKey Class distribution
** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO

The Global Equity Fund is an actively managed portfolio that provides integrated asset management across and within world equity markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced long-term returns, while maintaining control of risk.

The Global Equity Fund has provided an annualized return of 8.37% since January 31, 1994 (performance inception date), compared to the 9.99% return of its benchmark, the MSCI World Equity (Free) Index; on a currency hedged basis the benchmark returned 7.39%. In 1995, the Fund returned 21.93%, while the benchmark returned 25.42%. For the second half of 1995, the Fund returned 15.39% compared to the Index return of 10.84%.

Currency allocation and equity management strategies contributed positively to Fund performance during the year. Market allocation strategies, notable for a U.S. equity market underweight and cash risk hedge, detracted from performance.

Global equity markets were generally strong in 1995, with the U.S. and Switzerland providing the highest returns of 38.19% and 30.58%, respectively, on a U.S. dollar hedged basis. Many other markets posted double-digit returns. The weakest markets were Austria and Italy with respective currency hedged declines of 10.68% and 4.65%. Amidst this general market strength, Japanese equities were notable underperformers. The Japanese market rallied by 9.16% in U.S. dollar hedged terms. The first half of 1995 saw the Japanese market decline by about 20%, only to recover more than 35% in the last half. The Global Equity Fund began the year with a large Japan underweight and shifted to a near neutral strategy during the year.

Currency movements, especially the Japanese yen, contributed significantly to index volatility during the year. The yen appreciated by more than 20% early in the year, reaching a peak of 80 yen/U.S. dollar in mid-April. It depreciated through the rest of the year to end about unchanged at roughly 100 yen/U.S. dollar. The yen underweight and U.S. dollar overweight added value through the extreme interest rate differential between the U.S. and Japan. A partial offset to this value added came from underweights of the core European currencies. These currencies appreciated in the early part of 1995, but, unlike the yen, remained steady for the year's duration. The European currencies as well as the yen ended the year overpriced relative to fundamental values. Consequently, the Fund remains underweighted in these currencies with offsetting overweights in the U.S. and Canadian dollars.

Security selection derived most of its added value from equity management in the U.S. and Japan. The extra return in the U.S. in 1995 was attributable to a number of favorable industry positions. Favorable industry exposures included overweights in defense/aerospace, bank and insurance stocks. Positive contributions from equity management in Japan were attributable to the Fund's exposure to high quality defensive issues and exporters, and underweights to cyclicals in an environment of market decline.

                   ------------------------------------------------------------
22

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN


                                                            Annualized
                                          6 months  1 year   1/31/94*
                                           ended    ended       to
                                          12/31/95 12/31/95  12/31/95
----------------------------------------------------------------------
BRINSON GLOBAL EQUITY FUND                 15.39%   21.93%     8.37%
MSCI World Equity (Free) Index (currency
 unhedged)**                               10.84    21.29      9.99
MSCI World Equity (Free) Index (currency
 hedged)**                                 17.35    21.54      7.39
----------------------------------------------------------------------

 *Inception date of the Brinson Global Equity Fund was January 28, 1994. **Performance is net of withholding taxes on dividends.
Total return includes reinvestment of all capital gain and income distributions.
 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Global Equity Fund and the MSCI World Equity (Free) Index (currency unhedged and hedged) if you had invested $100,000 on January 31, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 1995. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


BRINSON GLOBAL EQUITY FUND
VS. MSCI WORLD EQUITY (FREE) INDEX (CURRENCY UNHEDGED AND HEDGED)
Wealth Value with Dividends Reinvested

                           [GRAPH APPEARS HERE]
------------------------------------------------------------------
                                                1/31/94   12/31/95
                                                -------   --------

Brinson Global Equity Fund                      $100,000  $116,632
MSCI World Equity (Free)
Index (currenty unhedged)                       $100,000  $120,024
MSCI World Equity (Free)
(currency hedged)                               $100,000  $114,647

1/31/94 = $100,000                           Data through 12/31/95

Fund returns are net of all fees and costs, while the Index returns are based solely on the market returns without deduction for fees or transaction costs for rebalancing.

                  -------------------------------------------------------------

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO

 MARKET ALLOCATION


As of December 31, 1995 (Unaudited)

                         Current
               Benchmark Strategy
---------------------------------
U.S.              40.7%    33.4%
Japan             23.3     22.5
Australia          1.5      2.4
Belgium            0.6      1.6
Canada             2.2      2.0
France             3.6      4.8
Germany            3.9      3.4
Hong Kong          1.8      0.0
Italy              1.3      1.3
Malaysia           1.3      0.6
Netherlands        2.3      3.6
New Zealand        0.2      1.3
Spain              1.0      1.6
Sweden             1.1      0.0
Switzerland        3.4      1.3
U.K.               9.6     10.2
Other Markets      2.2      0.0
Cash Reserves      0.0     10.0
---------------------------------
                 100.0%   100.0%

 TOP TEN U.S. EQUITY HOLDINGS


As of December 31, 1995
(Unaudited)

                       Percent of
                       Net Assets
---------------------------------
 1. Citicorp                2.45%
 2. Lockheed Martin Corp.   2.39
 3. Burlington Northern,
    Santa Fe                1.91
 4. Honeywell,Inc.          1.84
 5. Avon Products, Inc.     1.45
 6. Schering Plough Corp.   1.38
 7. AON Corp.               1.33
 8. Kimberly-Clark Corp.    1.33
 9. Enron Corp.             1.27
10. Sprint Corp.            1.23
---------------------------------

 CURRENCY ALLOCATION


As of December 31, 1995 (Unaudited)

                         Current
               Benchmark Strategy
---------------------------------
U.S.              40.7%    70.6%
Japan             23.3      0.0
Australia          1.5      2.4
Belgium            0.6      0.0
Canada             2.2     10.8
France             3.6      0.0
Germany            3.9      0.0
Hong Kong          1.8      0.0
Italy              1.3      3.1
Malaysia           1.3      0.6
Netherlands        2.3      0.0
New Zealand        0.2      1.3
Spain              1.0      1.6
Sweden             1.1      0.0
Switzerland        3.4      0.0
U.K.               9.6      9.6
Other Markets      2.2      0.0
---------------------------------
                 100.0%   100.0%

 TOP TEN NON-U.S. EQUITY HOLDINGS


As of December 31, 1995 (Unaudited)

                       Percent of
                       Net Assets
---------------------------------
 1. Royal Dutch Petroleum   1.01%
 2. Lloyds TSB Group        0.77
 3. Broken Hill
    Proprietary             0.76
 4. General Electric PLC    0.75
 5. Ito Yokado Co.          0.74
 6. Toray Industries, Inc.  0.63
 7. Matsushita Electric
    Industrial              0.62
 8. Sekisui House           0.59
 9. Toshiba Corp.           0.58
10. British
    Telecommunications      0.57
---------------------------------

                   ------------------------------------------------------------
24

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals...............................................................  0.36%
 Housing/Paper...........................................................  1.48
 Metals..................................................................  0.64
                                                                          -----
                                                                           2.48
Capital Investments
 Capital Goods...........................................................  4.03
 Technology..............................................................  2.53
                                                                          -----
                                                                           6.56
Consumer
 Autos/Durables..........................................................  0.47
 Discretionary...........................................................  2.42
 Health: Drugs...........................................................  4.30
 Health: Non-Drugs.......................................................  1.39
 Non-Durables............................................................  4.49
 Retail/Apparel..........................................................  2.78
                                                                          -----
                                                                          15.85
Energy...................................................................  2.73
Financial
 Banks...................................................................  3.58
 Non-Banks...............................................................  4.39
                                                                          -----
                                                                           7.97
Services.................................................................  3.55
Transportation...........................................................  1.94
Utilities................................................................  2.90
Miscellaneous............................................................  1.04
                                                                          -----
   Total U.S. Equities................................................... 45.02*
                                                                          -----

------------------------------------------------------------

NON-U.S. EQUITIES
Aerospace & Military....................................................   0.22%
Airlines................................................................   0.01
Appliances & Household Durables.........................................   1.33
Automobiles.............................................................   1.47
Banking.................................................................   6.79
Beverages & Tobacco.....................................................   1.39
Broadcasting & Publishing...............................................   0.78
Building Materials......................................................   0.35
Business & Public Service...............................................   1.62
Chemicals...............................................................   2.04
Construction............................................................   1.01
Data Processing.........................................................   0.52
Electric Components.....................................................   0.59
Electronics.............................................................   2.16
Energy..................................................................   4.62
Financial Services......................................................   0.78
Food & House Products...................................................   2.53
Forest Products.........................................................   1.03
Goldmines...............................................................   0.11
Health & Personal Care..................................................   1.48
Industrial Components...................................................   1.17
Insurance...............................................................   2.55
Leisure & Tourism.......................................................   0.22
Machinery & Engineering.................................................   0.77
Merchandising...........................................................   2.79
Miscellaneous Materials.................................................   0.63
Multi-Industry..........................................................   2.34
Non-Ferrous Metal.......................................................   0.54
Real Estate.............................................................   0.18
Recreation..............................................................   0.35
Shipping................................................................   0.32
Steel...................................................................   0.62
Telecommunications......................................................   1.47
Textiles & Apparel......................................................   0.14
Transportation..........................................................   0.50
Utilities...............................................................   2.80
                                                                         ------
   Total Non-U.S. Equities..............................................  48.22*
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   2.52*
                                                                         ------
   TOTAL INVESTMENTS....................................................  95.76
CASH AND OTHER ASSETS, LESS LIABILITIES.................................   4.24
                                                                         ------
   NET ASSETS........................................................... 100.00%
                                                                         ======

* The Fund held a short position in stock index futures on December 31, 1995 which reduced U.S. Equity exposure from 45.02% to 32.62%. The Fund held a long position in Topix futures which increased Japanese Equity exposure from 14.96% to 22.00%. These two adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 2.52% to 7.88%.

                   ------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                           --------  -----------
Equities -- 93.24%
U.S. EQUITIES -- 45.02%
Aetna Life & Casualty Co.................................     6,500  $   450,125
Air & Water Technologies Corp. (b).......................     2,300       14,088
Allergan, Inc............................................    11,000      357,500
Alza Corp. (b)...........................................     8,700      215,325
American Mobile Satellite Corp., Inc. (b)................     1,600       49,000
Aon Corp.................................................    13,300      663,338
AST Research Corp. (b)...................................     1,588       13,498
Automatic Data Processing, Inc...........................     6,300      467,775
Avon Products, Inc.......................................     9,600      723,600
Bard (C.R.), Inc.........................................     6,600      212,850
Beckman Instruments, Inc.................................     4,300      152,113
Biogen, Inc. (b).........................................     1,000       61,500
Birmingham Steel Corp....................................     4,200       62,475
Boeing Co................................................     3,900      305,663
Boston Technology, Inc. (b)..............................     2,600       33,150
Brinker International, Inc. (b)..........................     3,100       46,887
Burlington Northern Santa Fe.............................    12,200      951,600
Campbell Soup Co.........................................     3,300      198,000
Centerior Energy Co......................................     1,800       15,975
CIGNA Corp...............................................     5,300      547,225
Citicorp.................................................    18,200    1,223,950
CMS Energy Corp..........................................    11,600      346,550
Coca-Cola Enterprises, Inc...............................    13,600      363,800
Comerica, Inc............................................     2,900      116,362
Computer Sciences Corp. (b)..............................       700       49,175
Converse Technology, Inc. (b)............................     1,700       34,000
Cooper Cameron Corp. (b).................................     3,600      127,800
Cooper Industries, Inc...................................     2,333       85,738
Dial Corp................................................    10,200      302,175
Enron Corp...............................................    16,600      632,875
Entergy Corp.............................................    11,800      345,150
Federal Department Stores (b)............................    13,700      376,750
First Data Corp..........................................     6,502      434,834
Food Lion, Inc. Class A..................................    17,100       97,790
Ford Motor Co............................................    10,800      313,200
Forest Laboratories, Inc. (b)............................     7,200      325,800
Gannett Co., Inc.........................................     4,100      251,638
Genzyme Corp. (b)........................................     1,400       87,325
Goodyear Tire & Rubber Co................................     7,800      353,925
Health Care and Retirement Corp. (b).....................     2,300       80,500
Hillenbrand Industries, Inc..............................       400       13,550
Honeywell, Inc...........................................    18,900      919,012
Illinova Corp............................................     2,200       66,000
Inland Steel Industries, Inc.............................     6,300      158,288
Interpublic Group of Companies, Inc......................     4,300      186,513
Kimberly-Clark Corp......................................     8,000      662,000
Kroger Co. (b)...........................................     6,200      232,500
Lockheed Martin Corp.....................................    15,100    1,192,900
LTV Corp.................................................     6,200       85,250
Lyondell Petrochemical Co................................    11,700      267,637
Magna Group Inc..........................................     2,100       49,875
Manor Care, Inc..........................................     6,900      241,500
Mattel, Inc..............................................    16,700      513,525
Melville Corp............................................     9,000      276,750
National Semiconductor Corp. (b).........................     4,500      100,125
Nextel Communications, Inc. Class A (b)..................     9,400      138,650
Octel Communications Corp. (b)...........................     1,100       35,475
Old Republic International Corp..........................     4,100      145,550
Owens Illinois Inc. (b)..................................    12,200      176,900
Pentair, Inc.............................................     2,500      124,375
Pfizer, Inc..............................................     6,500      409,500
Philip Morris Companies, Inc.............................     3,200      289,600
Raychem Corp.............................................     3,800      216,125
RJR Nabisco Convertible Preferred "C"....................    34,600      220,575
RJR Nabisco Holdings Corp. (b)...........................    10,400      321,100
Schering Plough Corp.....................................    12,600      689,850
Schlumberger Ltd.........................................     4,500      311,625
Schweitzer Manduit International, Inc. (b)...............       800       18,500
Seagate Technology (b)...................................     4,400      209,000
Sprint Corp..............................................    15,700      626,037
State Street Boston Corp.................................     3,100      139,500
Timken Co................................................     3,000      114,750
Tosco Corp...............................................     1,900       72,437
Transamerica Corp........................................     5,900      429,962
Ultramar Corp............................................     4,700      121,025
US Bancorp...............................................     7,200      242,100
USF&G Corp...............................................    10,200      172,125
Walgreen Co..............................................     9,600      286,800
Westvaco Corp............................................     3,350       92,962
WMX Technologies, Inc....................................    13,500      403,312
                                                                     -----------
Total U.S. Equities......................................             22,464,284
                                                                     -----------
NON-U.S. EQUITIES -- 48.22%
AUSTRALIA -- 2.55%
Amcor Ltd. ..............................................    10,100       71,376
ANZ Banking Group........................................     8,947       41,996
Broken Hill Proprietary..................................    26,750      378,076
CRA Ltd..................................................     7,500      110,132
David Jones Ltd. (b).....................................    22,000       33,549
Lend Lease Corp. Ltd.....................................     6,049       87,745
National Australia Bank..................................    18,275      164,493
News Corp................................................    14,500       77,446
Pacific Dunlop Ltd.......................................    40,000       93,729
Qantas Airways Ltd.......................................     4,000        6,665
Santos Ltd...............................................    17,000       49,699
Western Mining Corp......................................     7,300       46,918
Westpac Banking Corp. Ltd................................    24,545      108,821
                                                                     -----------
                                                                       1,270,645
                                                                     -----------
BELGIUM -- 1.42%
Delhaize-Le Lion, S.A....................................       600       24,872
Electrabel...............................................       650      154,599
Fortis AG................................................       580       70,552
Groupe Bruxelles Lambert.................................       380       52,744
Kredietbank..............................................       365       99,835
Petrofina................................................       290       88,781
Petrofina S.A. Warrants "97" (b).........................        10          133
Societe Gen De Belgique..................................       540       44,678
Solvay...................................................       115       62,128
--------------------------------------------------------------------------------

26

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

BELGIUM (CONTINUED)                                         SHARES     VALUE
                                                           -------- -----------
Tractebel.................................................      200 $    82,566
Union Miniere (b).........................................      420      28,113
                                                                    -----------
                                                                        709,001
                                                                    -----------
CANADA -- 2.17%
Alcan Aluminium Ltd.......................................    2,800      87,000
Bank of Montreal..........................................    6,100     138,657
Barrick Gold Corp.........................................    2,100      55,433
Canadian Pacific Ltd......................................    7,300     133,148
Imperial Oil Canada Ltd...................................    2,900     104,992
Moore Corp. Ltd...........................................    1,800      33,821
Noranda, Inc..............................................    2,800      57,743
Norcen Energy.............................................    2,500      37,579
Northern Telecom Ltd......................................    1,400      59,924
Nova Corporation of Alberta...............................    4,300      34,682
Royal Bank of Canada......................................    4,800     109,547
Seagram Co. Ltd...........................................    2,400      82,710
Thomson Corp..............................................    6,500      90,556
TransCanada Pipelines Ltd.................................    4,000      55,360
                                                                    -----------
                                                                      1,081,152
                                                                    -----------
FRANCE -- 4.75%
Accor.....................................................      760      98,524
Alcatel Alsthom...........................................    1,044      90,127
Banque Nationale de Paris.................................    3,280     148,152
Cep Communications........................................      704      58,444
Cie Bancaire S.A..........................................      680      76,195
Cie de Saint Gobain.......................................    1,228     136,093
Cie Fin de Suez...........................................    1,651      68,192
Colas.....................................................      330      55,331
Credit Local de France....................................    1,803     144,517
GAN (b)...................................................      650      23,791
Generale des Eaux.........................................    1,534     153,350
LVMH (Moet-Hennessy Louis Vaitton)........................    1,080     225,248
Michelin Class B (b)......................................    2,010      80,267
Pechiney Cert D'Invest....................................    1,350      51,067
Pechiney Cert D'Invest Warrants (b).......................    1,350           3
Peuegot S.A...............................................    1,840     243,046
Sanofi....................................................    1,344      86,264
Societe Generale..........................................    1,562     193,230
Societe Nationale Elf Aquitaine...........................    1,950     143,860
Total Co. "B".............................................    3,090     208,818
UAP.......................................................    3,219      84,183
                                                                    -----------
                                                                      2,368,702
                                                                    -----------
GERMANY -- 3.38%
Allianz AG Holdings.......................................      115     226,256
BASF AG...................................................      390      88,011
Bayer.....................................................      390     103,760
Bayer Motoren Worken......................................      170      87,892
Bayer Vereinsbank.........................................    2,000      60,085
Commerzbank...............................................      330      78,506
Daimler-Benz..............................................      160      80,933
Deutsche Bank.............................................    4,950     235,517
Hoechst...................................................      340      92,643
Kaufhof Holding AG.........................................      205 $    62,590
Mannesmann.................................................      430     137,145
Muenchener Rueckver........................................       57     123,056
Muenchener Rueckver Warrants "98" (b)......................        3         397
Preussag...................................................      260      73,388
RWE........................................................      220      80,158
Schering...................................................      650      43,279
Veba.......................................................    2,650     113,679
                                                                     -----------
                                                                       1,687,295
                                                                     -----------
ITALY -- 1.57%
Assic Generali.............................................    6,200     150,263
Eni ADR (c)................................................    4,300     147,275
Fiat Spa Priv..............................................   43,000      78,601
Instituto Mobilaire Italiano...............................   15,000      94,548
Italgas....................................................   13,000      39,578
La Rinascente..............................................    5,000      30,287
La Rinascente Savings (Risp)...............................    6,000      17,019
Mediobanca.................................................    2,800      19,405
Montedison (b).............................................   44,000      29,509
Sai Di Risp................................................    7,000      29,077
Telecom Italia.............................................   61,000      74,669
Telecom Italia Mobile (b)..................................   67,000      70,527
                                                                     -----------
                                                                         780,758
                                                                     -----------
JAPAN -- 14.96%
Amada......................................................   12,000     118,662
Asahi Glass Co. ...........................................   14,000     156,083
Bank of Tokyo..............................................    7,000     122,831
Canon, Inc. ...............................................   10,000     181,289
Canon Sales................................................    3,200      85,313
Citizen Watch Co. .........................................   12,000      91,905
Dai Nippon Printing........................................   11,000     186,621
Daiichi Pharmaceutical Co. Ltd.............................    4,000      57,004
Daikin Kogyo Co. ..........................................   13,000     127,290
Daiwa House Industries.....................................    6,000      98,885
Fanuc Co. .................................................    3,200     138,672
Fujitsu....................................................    7,000      78,042
Hitachi Ltd. ..............................................   18,000     181,483
Honda Motor Co. ...........................................    7,000     144,547
Inax.......................................................   12,000     114,009
Isetan.....................................................    4,000      65,923
Ito Yokado Co. ............................................    6,000     369,947
Keio Teito Electric Railway ...............................   14,000      81,571
Kinki Nippon Railway ......................................   14,000     105,865
Kirin Brewery Co. Ltd......................................    8,000      94,619
Kuraray Co. Ltd. ..........................................    6,000      65,730
Maeda Road Construction....................................    3,000      55,550
Marui Co...................................................    4,000      83,374
Matsushita Electric Industrial.............................   19,000     309,452
Mitsubishi Bank............................................    5,000     117,790
Mitsubishi Paper...........................................   16,000      96,326
NGK Insulators.............................................   19,000     189,724
Nichii Co. ................................................    9,000     119,535
Nintendo...................................................    1,100      83,713
Nippon Denso Co. ..........................................    8,000     149,685

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

JAPAN (CONTINUED)                                           SHARES     VALUE
                                                           -------- -----------
Nippon Meat Packers.......................................    7,000 $   101,794
Nippon Steel Corp. .......................................   10,000      34,319
Orix Corp. ...............................................    1,000      41,202
Osaka Gas Corp. ..........................................   48,000     166,127
Pioneer Electronics.......................................    5,000      91,614
Sankyo Co. Ltd. ..........................................    9,000     202,424
Secom Co. ................................................    3,000     208,822
Seino Transportation......................................    4,000      67,087
Sekisui House.............................................   23,000     294,329
Shimmaywa Industries Ltd..................................    7,000      57,819
Sony Corp. ...............................................    3,400     204,033
Suisan Kaisah ............................................    6,000      74,455
Sumitomo Bank ............................................   12,000     254,775
Sumitomo Electric Industries..............................   10,000     120,213
Takeda Chemical Industries................................   13,000     214,251
TDK Corp..................................................    3,000     153,272
Tokio Marine & Fire ......................................   11,000     143,965
Tokyo Electric Power .....................................    5,454     145,934
Tokyo Steel Mfg. .........................................    9,000     165,778
Tonen Corp. ..............................................    6,000      87,833
Toray Industries, Inc. ...................................   48,000     316,432
Toshiba Corp. ............................................   37,000     290,189
Toyota Motor Corp. .......................................    4,000      84,924
Yamazaki Baking Co. Ltd...................................    4,000      74,454
                                                                    -----------
                                                                      7,467,485
                                                                    -----------
MALAYSIA -- 0.51%
Genting...................................................    1,000       8,350
Hume Industries...........................................    4,000      19,220
Kuala Lumpur Kepong.......................................    8,000      25,364
Land & General Holdings...................................    9,000      19,496
Malayan Bank..............................................    5,000      42,143
Nestle Malaysia...........................................    2,000      14,651
Sime Darby................................................   14,000      37,219
Telekom Malaysia..........................................    6,000      46,790
Tenaga Nasional...........................................   10,000      39,386
                                                                    -----------
                                                                        252,619
                                                                    -----------
NETHERLANDS -- 3.42%
ABN-AMRO Holdings.........................................    4,772     217,613
D.S.M.....................................................      680      55,995
Internationale Nederlanden Groep NV.......................    4,075     272,514
KPN NV....................................................    2,778     101,034
Philips Electronics.......................................    1,600      57,891
Royal Dutch Petroleum.....................................    3,600     503,506
Royal Dutch Petroleum NY Shares...........................    1,200     169,350
Unilever NV...............................................    1,750     246,179
VNU-Ver Ned Uitger........................................      600      82,458
                                                                    -----------
                                                                      1,706,540
                                                                    -----------
NEW ZEALAND -- 1.14%
Brierly Investment........................................  141,000     111,539
Carter Holt Harvey........................................   59,500     128,367
Fletcher Challenge Ltd....................................   55,000     126,928
Fletcher Challenge Forest Division........................    7,803 $    11,121
Telecom Corp. of New Zeland Ltd...........................   26,000     112,186
Telecom Corp. of New Zealand Ltd. ADS (c).................    1,100      76,312
                                                                    -----------
                                                                        566,453
                                                                    -----------
SPAIN -- 1.60%
Banco Bilbao-Vizcaya......................................    1,800      64,835
Banco Intercontinental....................................      600      58,356
Banco Popular.............................................      300      55,315
Banco Santander...........................................    1,600      80,314
Empresa NAC Electric......................................    1,350      76,444
Iberorola S.A.............................................   16,200     148,215
Repsol S.A................................................    2,600      85,185
Sevillana de Electric.....................................    6,300      48,915
Telefonica de Espana......................................   10,900     150,935
Viscofan..................................................    2,300      27,299
                                                                    -----------
                                                                        795,813
                                                                    -----------
SWITZERLAND -- 1.37%
Ciba Geigy (Reg.).........................................       95      83,804
CS Holdings...............................................      696      71,530
Nestle (Reg.).............................................      173     191,855
Roche Holdings Gen........................................       18     142,752
Schweiz Bankgesellschaft..................................       72      78,220
Societe Generale Surveillance (Br)........................       27      53,737
Zurich Insurance..........................................      203      60,868
                                                                    -----------
                                                                        682,766
                                                                    -----------
UNITED KINGDOM -- 9.38%
Asda Group................................................   26,000      44,605
Bass......................................................   12,800     142,885
B.A.T. Industries PLC.....................................   16,000     140,972
BET PLC...................................................   24,500      48,308
Booker PLC................................................    6,500      36,128
British Gas...............................................   53,500     210,977
British Petroleum.........................................   30,278     253,374
British Telecommunications................................   52,000     285,794
Charter Group.............................................    7,236      96,952
Coats Viyella.............................................   25,000      67,924
FKI.......................................................   30,875      79,093
General Electric PLC......................................   68,000     374,787
Glaxo Holdings............................................    6,500      92,338
Grand Metropolitan........................................   35,000     252,135
Guinness..................................................   19,500     143,503
Hanson....................................................   35,000     104,603
Hillsdown Holdings........................................   25,000      65,595
House of Fraser...........................................   47,000     130,616
Legal and General.........................................    7,700      80,096
Lloyds Abbey Life.........................................   10,500      73,358
Lloyds TSB Group..........................................   74,630     383,520
Lucas Industries..........................................   15,500      43,557
Marks & Spencer...........................................   15,500     108,291
Mirror Group..............................................   28,200      77,056
National Power............................................   12,000      83,745
National Westminster Bank.................................   16,600     167,263

--------------------------------------------------------------------------------
28

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

UNITED KINGDOM--(CONTINUED)                                 SHARES     VALUE
                                                           -------- -----------
Ocean Group...............................................   11,500 $    69,275
P & O.....................................................   12,000      88,682
Reckitt & Colman..........................................    8,500      94,093
Redland...................................................    6,500      39,256
RJB Mining PLC............................................    5,000      42,540
Rolls Royce...............................................   37,400     109,744
Royal Insurance...........................................   11,900      70,576
Sears PLC.................................................   52,000      83,962
Sedgwick Group............................................   11,000      20,664
SmithKline Beecham Units..................................    9,900     107,899
Tesco.....................................................   34,000     156,777
Thames Water..............................................   10,000      87,254
Unilever Ord 5P...........................................    3,000      61,621
W.H. Smith Group..........................................    9,000      59,245
                                                                    -----------
                                                                      4,679,063
                                                                    -----------
Total Non-U.S. Equities...................................           24,048,292
                                                                    -----------
Total Equities
 (Cost $41,929,255).......................................          $46,512,576
                                                                    -----------

                                                             FACE
                                                            AMOUNT     VALUE
                                                           -------- -----------
Short-Term Investments -- 2.52%
U.S. GOVERNMENT OBLIGATIONS -- 0.49%
U.S. Treasury Bills 5.275%, due 05/30/96.................. $250,000 $   244,878
                                                                    -----------
COMMERCIAL PAPER -- 2.03%
Baxter International, Inc.
 6.050%, due 01/02/96.....................................  514,000     513,914
Crown Cork & Seal Co., Inc.
 6.060%, due 01/09/96.....................................  500,000     499,327
                                                                    -----------
                                                                      1,013,241
                                                                    -----------
Total Short-Term Investments
 (Cost $1,257,746)........................................            1,258,119
                                                                    -----------
Total Investments
 (Cost $43,187,001) -- 95.76% (a).........................           47,770,695
                                                                    -----------
Cash and other assets, less liabilities -- 4.24%..........            2,116,641
                                                                    -----------
Net Assets -- 100%........................................          $49,887,336
                                                                    ===========

See accompanying notes to schedules of investments.
--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a)Aggregate cost for federal income tax purposes was $43,187,001; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................. $5,660,488
      Gross unrealized depreciation................................. (1,076,794)
                                                                     ----------
          Net unrealized appreciation............................... $4,583,694
                                                                     ==========

(b)Non-income producing security
(c)Denominated in U.S. dollars

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Equity Fund had the following open forward foreign currency contracts as of December 31, 1995:

                             SETTLEMENT     LOCAL      CURRENT   UNREALIZED
                                DATE      CURRENCY      VALUE    GAIN/(LOSS)
                             ---------- ------------- ---------- -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
British Pound...............  06/04/96      1,150,000 $1,770,355  $  8,555
Canadian Dollar.............  06/04/96      6,100,000  4,470,443   (37,141)
Italian Lira................  06/04/96  1,500,000,000    927,128     8,320
Swedish Krone...............  06/04/96      6,750,000  1,006,562    (8,842)
Swiss Franc.................  06/04/96        400,000    353,239    (3,617)
FORWARD FOREIGN CURRENCY SALE CONTRACTS
Belgian Franc...............  06/04/96     19,000,000    648,869    11,770
British Pound...............  06/04/96      1,150,000  1,770,355     7,114
Dutch Guilder...............  06/04/96      2,500,000  1,572,638    24,679
French Franc................  06/04/96     11,250,000  2,309,981     5,302
German Mark.................  06/04/96      2,250,000  1,584,097    21,902
Japanese Yen................  06/04/96    740,000,000  7,329,981   142,314
Swedish Krone...............  06/04/96      6,750,000  1,006,562   (20,008)
Swiss Franc.................  06/04/96      1,100,000    971,408    11,481
                                                                  --------
    Total...................                                      $171,829
                                                                  ========

FUTURES CONTRACTS (NOTE 5)

INDEX FUTURES CONTRACTS:
The Global Equity Fund had the following open index futures contracts as of December 31, 1995:

                                 SETTLEMENT                CURRENT   UNREALIZED
                                    DATE    COST/PROCEEDS   VALUE       GAIN
                                 ---------- ------------- ---------- ----------
INDEX FUTURES BUY CONTRACTS
Topix, 23 contracts............. March 1996  $3,250,218   $3,509,646  $259,428
INDEX FUTURES SALES CONTRACTS
Standard & Poor's 500, 20 con-
 tracts......................... March 1996   6,252,000    6,184,500    67,500
                                                                      --------
   Total........................                                      $326,928
                                                                      ========

The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1995 was $540,000 and $244,878 respectively.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
30

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $43,187,001) (Note 1)................. $47,770,695
 Cash..............................................................     541,499
 Foreign currency, at value (Cost $456,324)........................     457,770
 Receivables:
  Investment securities sold.......................................     575,031
  Dividends........................................................     131,314
  Fund shares sold.................................................       1,136
  Due From Advisor (Note 2)........................................     200,332
  Variation Margin (Note 5)........................................     381,325
  Unrealized appreciation on forward foreign currency contracts....     171,829
 Deferred organization costs, net of amortization (Note 1).........       8,354
 Other assets......................................................       2,000
                                                                    -----------
    TOTAL ASSETS...................................................  50,241,285
                                                                    -----------
LIABILITIES:
 Payables:
  Investment securities purchased..................................      94,731
  Accrued expenses.................................................     259,218
                                                                    -----------
    TOTAL LIABILITIES..............................................     353,949
                                                                    -----------
NET ASSETS......................................................... $49,887,336
                                                                    ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 7).......................................... $43,829,785
 Accumulated undistributed net investment income...................     135,636
 Accumulated net realized gain.....................................     840,052
 Net unrealized appreciation.......................................   5,081,863
                                                                    -----------
    NET ASSETS..................................................... $49,887,336
                                                                    ===========
OFFERING PRICE PER SHARE:
 Brinson Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $23,255,087 and 2,177,398 shares issued
   and outstanding) (Note 7)....................................... $     10.68
                                                                    ===========
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $26,632,249 and 2,494,075 shares issued
   and outstanding) (Note 7)....................................... $     10.68
                                                                    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $28,115 for foreign taxes withheld)............. $  407,714
 Interest..........................................................     50,034
                                                                    ----------
    TOTAL INCOME...................................................    457,748
                                                                    ----------
EXPENSES:
 Advisory (Note 2).................................................    175,156
 Custodian.........................................................    100,000
 Distribution (Note 6).............................................     82,708
 Accounting........................................................     54,946
 Professional......................................................     54,574
 Printing..........................................................     38,644
 Amortization of organization costs (Note 1).......................      1,404
 Other.............................................................     68,198
                                                                    ----------
    TOTAL EXPENSES.................................................    575,630
    Expenses deferred and reimbursed by Advisor (Note 2)...........   (273,977)
                                                                    ----------
    NET EXPENSES...................................................    301,653
                                                                    ----------
    NET INVESTMENT INCOME .........................................    156,095
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................  3,890,805
  Futures contracts................................................   (463,130)
  Foreign currency transactions....................................  1,519,282
                                                                    ----------
    Net realized gain..............................................  4,946,957
                                                                    ----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................  3,724,923
  Futures contracts................................................    353,828
  Forward contracts................................................    221,046
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................       (501)
                                                                    ----------
    Change in net unrealized appreciation or depreciation..........  4,299,296
                                                                    ----------
Net realized and unrealized gain...................................  9,246,253
                                                                    ----------
Net increase in net assets resulting from operations............... $9,402,348
                                                                    ==========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
32

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR
                                                  SIX MONTHS ENDED     ENDED
                                                  DECEMBER 31, 1995  JUNE 30,
                                                     (UNAUDITED)       1995
                                                  ----------------- -----------
OPERATIONS:
 Net investment income..........................     $   156,095    $   361,529
 Net realized gain (loss).......................       4,946,957       (947,502)
 Change in net unrealized appreciation or
  depreciation..................................       4,299,296      1,778,802
                                                     -----------    -----------
 Net increase in net assets resulting from oper-
  ations........................................       9,402,348      1,192,829
                                                     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income.......        (153,514)       (72,633)
 Distributions from net realized gain...........      (3,021,585)           --
 Distributions in excess of net realized gain...             --        (198,395)
                                                     -----------    -----------
 Total distributions to shareholders*...........      (3,175,099)      (271,028)
                                                     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................      23,863,166        133,064
 Shares issued on reinvestment of distributions.       3,155,021        271,028
 Shares redeemed................................      (4,063,665)    (1,262,526)
                                                     -----------    -----------
 Net increase (decrease) in net assets resulting
  from capital share
  transactions (Note 7).........................      22,954,522       (858,434)
                                                     -----------    -----------
    TOTAL INCREASE IN NET ASSETS................      29,181,771         63,367
                                                     -----------    -----------
NET ASSETS:
 Beginning of period............................      20,705,565     20,642,198
                                                     -----------    -----------
 End of period (including accumulated undistrib-
  uted net investment income of $135,636 and
  $59,734, respectively)........................     $49,887,336    $20,705,565
                                                     ===========    ===========
*DISTRIBUTIONS BY CLASS:
Distributions from net investment income:
 Brinson Class..................................     $  (153,514)   $   (72,633)
 SwissKey Class.................................             --             --
Distributions from and in excess of net realized
 gain:
 Brinson Class..................................      (1,399,995)      (198,395)
 SwissKey Class.................................      (1,621,590)           --
                                                     -----------    -----------
                                                     $(3,175,099)   $  (271,028)
                                                     ===========    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                               SIX MONTHS ENDED      YEAR      JANUARY 28, 1994*
                               DECEMBER 31, 1995     ENDED          THROUGH
BRINSON CLASS                     (UNAUDITED)    JUNE 30, 1995   JUNE 30, 1994
--------------------------------------------------------------------------------
Net asset value, beginning of
 period......................       $  9.93         $  9.49         $ 10.00
                                    -------         -------         -------
 Income from investment oper-
  ations:
 Net investment income
  (loss).....................         (0.05)           0.18            0.07
 Net realized and unrealized
  gain (loss)................          1.57            0.39           (0.54)
                                    -------         -------         -------
    Total income (loss) from
     investment operations...          1.52            0.57           (0.47)
                                    -------         -------         -------
Less distributions:
 Distributions from net in-
  vestment income............         (0.08)          (0.04)          (0.04)
 Distributions from and in
  excess of net realized
  gain.......................         (0.69)          (0.09)            --
                                    -------         -------         -------
    Total distributions......         (0.77)          (0.13)          (0.04)
                                    -------         -------         -------
Net asset value, end of peri-
 od..........................       $ 10.68         $  9.93         $  9.49
                                    =======         =======         =======
Total return (non-
 annualized).................         15.39%           6.06%          (4.70%)
Ratios/Supplemental data
 Net assets, end of period
  (in 000s)..................       $23,255         $20,706         $20,642
 Ratio of expenses to average
  net assets:
  Before expense reimburse-
   ment......................          2.26%**         2.06%           2.65%**
  After expense reimburse-
   ment......................          1.00%**         1.00%           1.00%**
 Ratio of net investment in-
  come to average net assets:
  Before expense reimburse-
   ment......................         (0.16%)**        0.71%           0.24%**
  After expense reimburse-
   ment......................          1.10%**         1.77%           1.89%**
 Portfolio turnover rate.....            59%             36%             21%

*  Commencement of investment operations
** Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                JULY 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $ 10.35
                                                                    -------
 Income from investment operations:
 Net investment loss..........................................        (0.16)
 Net realized and unrealized gain.............................         1.18
                                                                    -------
    Total income from investment operations...................         1.02
                                                                    -------
 Less distributions:
 Distributions from net investment income.....................          --
 Distributions from net realized gain.........................        (0.69)
 Distributions in excess of net realized gain.................          --
                                                                    -------
    Total distributions.......................................        (0.69)
                                                                    -------
Net asset value, end of period................................      $ 10.68
                                                                    =======
Total return (non-annualized).................................         9.93%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $26,632
 Ratio of expenses to average net assets:
  Before expense reimbursement................................         3.02%**
  After expense reimbursement.................................         1.76%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        (0.92%)**
  After expense reimbursement.................................         0.34%**
 Portfolio turnover rate......................................           59%

*  Commencement of SwissKey Class distribution
** Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND


--------------------------------------------------------------------------------
LOGO
The Global Bond Fund is an actively managed portfolio that provides integrated asset management across and within world fixed income markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced long-term returns, while maintaining control of risk.

The Brinson Global Bond Fund has provided an annualized return of 8.05% since July 31, 1993 (performance inception date). Its benchmark, the Salomon World Government Bond Index, returned 10.37%; on a currency hedged basis, the benchmark returned 7.48%. In 1995, the Fund returned 20.32%, while the benchmark returned 19.04%. In the second half of 1995, the Fund produced a return of 9.19% compared to the 1.87% return of the benchmark.

Market and currency allocation and bond management strategies all contributed positively to portfolio performance in 1995. Market allocation contributions were broadly derived from European and Canadian bond market overweights against U.S. and Japanese underweights. The yen underweight provided for the currency allocation contribution. Bond management added value in nearly every country.

The foundation for the bond market strength was established in 1994 as global bond prices retreated from historically high levels. Yield increases, built on fears of higher inflation and excessive demand for capital, created large discrepancies between prices and fundamental values. These discrepancies were largely erased during 1995 as economies began to languish and inflation fears evaporated.

During the course of the year global bondmarkets staged an almost uninterrupted rally. The year's hedged return of 17.83% was the largest calendar year return since 1982. No single market provided a negative return and the Dutch market, the Fund's largest overweight during the year, paced the index with a U.S. dollar hedged return of 20.36%.

Currency movements, especially the Japanese yen, contributed significantly to index volatility during the year. The yen appreciated by more than 20% early in the year, reaching a peak of 80 yen/U.S. dollar in mid-April. It depreciated through the rest of the year to end about unchanged at roughly 100 yen/U.S. dollar. The yen underweight and U.S. dollar overweight added value through the extreme interest rate differential between the U.S. and Japan. A partial offset to this value-added came from underweights of the core European currencies. These currencies appreciated in the early part of 1995, but, unlike the yen, remained steady for the year's duration. The European currencies as well as the yen ended the year overpriced relative to fundamental value. Consequently, the Fund remains underweighted in these currencies with offsetting overweights in the U.S. and Canadian dollars.

Bond management added value in nearly every country. In the U.S., added value is attributable to non-government debt exposures. Long duration strategies in most non-U.S. markets added to relative performance in 1995.

                   ------------------------------------------------------------
36

                    GLOBAL BOND FUND


--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN

                                              6 months  1 year  Annualized
                                                ended    ended    7/31/93*
                                              12/31/95 12/31/95 to 12/31/95
---------------------------------------------------------------------------
BRINSON GLOBAL BOND FUND                         9.19%   20.32%     8.05%
Salomon World Government Bond Index (currency
 unhedged)                                       1.87    19.04     10.37
Salomon World Government Bond Index (currency
 hedged)                                         7.12    17.83      7.48
---------------------------------------------------------------------------

*Performance inception date of the Brinson Global Bond Fund.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Global Bond Fund and the Salomon World Government Bond Index (currency unhedged and hedged) if you had invested $100,000 on July 31, 1993, and had reinvested all your income dividends and capital gain distributions through December 31, 1995. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON GLOBAL BOND FUND
VS. SALOMON WORLD GOVERNMENT BOND INDEX (CURRENCY UNHEDGED AND HEDGED) Wealth Value with Dividends Reinvested

                           [GRAPH APPEARS HERE]
------------------------------------------------------------------
                                                7/31/93   12/31/94
                                                -------   --------

Brinson Global Bond Fund                        $100,000  $120,612
Salomon World Gov't. Bond
Index (currency unhedged)                       $100,000  $126,918
Salomon World Gov't. Bond
Index (currency hedged)                         $100,000  $119,043

7/31/93 = $100,000                           Data through 12/31/94


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                  -------------------------------------------------------------

                    GLOBAL BOND FUND


--------------------------------------------------------------------------------
LOGO
 ASSET ALLOCATION

As of December 31, 1995 (Unaudited)

                       Current
             Benchmark Strategy
-------------------------------
U.S.            34.3%    28.3%
Japan           19.9      7.4
Australia        1.0      0.0
Austria          0.8      0.0
Belgium          2.7      3.0
Canada           2.9      6.6
Denmark          1.7      6.4
France           7.2     11.3
Germany         10.6     15.2
Italy            5.9      3.7
Netherlands      3.5      8.6
Spain            2.4      3.6
Sweden           1.8      0.0
U.K.             5.3      5.9
-------------------------------
               100.0%   100.0%

 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
 Asset-backed...........................................................   1.34%
 CMO....................................................................   0.18
 Consumer...............................................................   1.58
 Financial..............................................................   2.71
 Floating rate..........................................................   0.65
 Industrial.............................................................   0.70
 Telecommunications.....................................................   0.75
 Transportation.........................................................   0.26
 Yankee.................................................................   0.79
                                                                         ------
                                                                           8.96
 International Dollar Bonds.............................................   0.36
 U.S. Government Agencies...............................................   9.36
 U.S. Government Obligations............................................   7.86
                                                                         ------
   Total U.S. Bonds.....................................................  26.54
                                                                         ------
NON-U.S. BONDS
Foreign Financial Bonds.................................................  32.11
Foreign Government Bonds................................................  32.93
                                                                         ------
   Total Non-U.S. Bonds.................................................  65.04
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   4.83
                                                                         ------
   TOTAL INVESTMENTS....................................................  96.41
CASH AND OTHER ASSETS, LESS LIABILITIES.................................   3.59
                                                                         ------
   NET ASSETS........................................................... 100.00%
                                                                         ======
--------------------------------------------------------------------------------

 CURRENCY ALLOCATION

As of December 31, 1995 (Unaudited)

                       Current
             Benchmark Strategy
-------------------------------
U.S.            34.3%    67.9%
Japan           19.9      0.0
Australia        1.0      3.2
Austria          0.8      0.0
Belgium          2.7      0.0
Canada           2.9     11.5
Denmark          1.7      0.0
France           7.2      0.0
Germany         10.6      0.0
Italy            5.9      8.5
Netherlands      3.5      0.0
Spain            2.4      3.6
Sweden           1.8      0.0
U.K.             5.3      5.3
-------------------------------
               100.0%   100.0%

                   ------------------------------------------------------------
38

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT       VALUE
                                                         ----------- -----------
Bonds -- 91.58%
U.S. BONDS -- 26.54%
U.S. CORPORATE BONDS -- 8.96%
Burlington Northern Santa Fe
 7.000%, due 12/15/25................................... $   100,000 $    98,778
Chrysler Financial Corp.
 6.007%, due 07/31/97...................................     150,000     150,042
 6.500%, due 08/21/97...................................     165,000     167,034
Dayton Hudson Credit Card Trust 95-1A
 6.100%, due 09/25/98...................................     100,000     101,605
Farmers Insurance Exchange 144-A
 8.625%, due 05/01/24...................................     250,000     253,547
Ford Credit Grantor Trust 95-b
 5.900%, due 10/15/00...................................     102,133     102,046
Ford Credit Auto Lease Trust
 6.350%, due 10/15/98...................................     200,000     201,250
GMAC MTN
 6.750%, due 06/10/02...................................     200,000     206,192
Green Tree Financial 94-2
 8.300%, due 05/15/19...................................      25,000      27,649
Green Tree Acceptance Corp. 94-A
 6.900%, due 02/15/04...................................      40,199      40,319
Korean Development Bank
 6.500%, due 11/15/02...................................     295,000     299,201
News America Corp.
 7.750%, due 01/20/24...................................     275,000     285,264
Republic Bank of New York Corp. FRN
 3.942%, due 12/29/02...................................     255,000     247,350
RJR Nabisco, Inc.
 8.625%, due 12/01/02...................................     250,000     259,312
Standard Credit Card Trust 94-1A
 4.650%, due 02/07/97...................................     250,000     247,920
The Money Store 94-A3
 5.525%, due 05/15/97...................................     105,000     103,786
Time Warner, Inc.
 9.125%, due 01/15/13...................................     210,000     236,281
USX Corp.
 9.800%, due 07/01/01...................................     145,000     167,304
 8.500%, due 03/01/23...................................      90,000      98,785
Woolworth Corp.
 7.000%, due 10/15/02...................................     105,000     107,341
                                                                     -----------
                                                                       3,401,006
                                                                     -----------
INTERNATIONAL DOLLAR BONDS -- 0.36%
Republic of South Africa
 9.625%, due 12/15/99...................................     125,000     135,000
                                                                     -----------
U.S. GOVERNMENT AGENCIES -- 9.36%
Federal Home Loan Mortgage Corp.
 7.000%, due 04/15/07...................................     180,831     182,187
 7.000%, due 10/15/21...................................     200,000     199,813
 7.500%, due 07/15/22...................................     130,000     136,462
Federal Home Loan Mortgage Corp. Gold
 9.000%, due 05/01/24...................................     407,235     430,725
 8.500%, due 08/01/24...................................     231,607     241,668
Federal National Mortgage Association
 6.240%, due 01/28/04...................................      75,000      74,620
 7.400%, due 07/01/04................................... $   305,000 $   336,301
 7.000%, due 06/17/17...................................      80,000      82,599
 9.000%, due 08/01/21...................................      39,575      42,076
 8.500%, due 07/01/22...................................      27,713      29,173
 7.000%, due 09/01/24...................................     275,000     277,149
 7.500%, due 05/01/25...................................     426,419     436,814
Government National Mortgage
 Association
 9.000%, due 12/15/09...................................     272,604     288,685
 9.000%, due 12/15/17...................................     195,593     208,232
 8.000%, due 12/15/22...................................     197,188     204,551
 7.000%, due 09/15/24...................................     105,000     107,953
 5.500%, due 10/20/25...................................     210,400     210,463
Tennessee Valley Authority
 6.875%, due 12/15/43...................................      65,000      64,451
                                                                     -----------
                                                                       3,553,922
                                                                     -----------
U.S. GOVERNMENT OBLIGATIONS -- 7.86%
U.S. Treasury Bond
 8.125%, due 05/15/21...................................     265,000     335,391
U.S. Treasury Coupon Strips
 0.000%, due 11/15/19...................................     920,000     208,840
U.S. Treasury Notes
 6.625%, due 03/31/97...................................     710,000     722,203
 5.500%, due 11/15/98...................................     410,000     412,947
 6.250%, due 08/31/00...................................     755,000     781,425
 7.250%, due 05/15/04...................................     435,000     483,938
U.S. Treasury Principal Strips
 0.000%, due 05/15/20...................................     170,000      37,675
                                                                     -----------
                                                                       2,982,419
                                                                     -----------
Total U.S. Bonds........................................              10,072,347
                                                                     -----------
NON-U.S. BONDS -- 65.04%
BELGIUM -- 2.78%
Kingdom of Belgium
 8.750%, due 06/25/02............................... BEF  14,000,000     542,572
 9.000%, due 03/28/03...................................  13,000,000     510,620
                                                                     -----------
                                                                       1,053,192
                                                                     -----------
CANADA -- 6.25%
Quebec Province
 7.500%, due 12/01/03............................... CAD   1,600,000   1,162,194
Government of Canada
 4.250%, due 12/01/21...................................   1,600,000   1,211,132
                                                                     -----------
                                                                       2,373,326
                                                                     -----------
DENMARK -- 5.87%
Kingdom of Denmark
 9.000%, due 11/15/00............................... DKR   2,200,000     441,620
Great Belt
 7.000%, due 09/02/03...................................   9,900,000   1,786,326
                                                                     -----------
                                                                       2,227,946
                                                                     -----------

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                    ---------------- -----------
FRANCE -- 10.95%
Eurofima
 8.625%, due 09/01/99.............................  FRF    5,100,000 $ 1,138,626
Government of France (OAT)
 8.500%, due 12/26/12.............................         3,600,000     841,148
 8.500%, due 04/25/23.............................         2,400,000     554,779
KFW International Finance
 7.750%, due 02/17/98.............................         1,600,000     342,494
Republic of Finland
 9.000%, due 08/13/03.............................         5,500,000   1,276,428
                                                                     -----------
                                                                       4,153,475
                                                                     -----------
GERMANY -- 14.18%
Bundesrepublik Deutscheland
 8.000%, due 07/22/02.............................   DEM     700,000     552,058
 6.250%, due 01/04/24.............................           450,000     292,863
Deutsche Bundesbahn
 9.000%, due 12/01/00.............................           900,000     727,835
 6.125%, due 10/28/03.............................           400,000     280,444
European Economic Community
 6.500%, due 03/10/00.............................         2,950,000   2,176,483
Kingdom of Norway
 6.125%, due 05/05/98.............................         1,040,000     757,856
LKB Baden-Wurt Finance
 6.500%, due 09/15/08.............................           850,000     590,600
                                                                     -----------
                                                                       5,378,139
                                                                     -----------
ITALY -- 3.06%
Deutsche Bank
 11.750%, due 02/23/98............................  ITL  900,000,000     589,273
European Investment Bank
 12.750%, due 02/15/00............................       280,000,000     190,830
Nordic Investment Bank
 10.800%, due 05/24/03............................       600,000,000     381,975
                                                                     -----------
                                                                       1,162,078
                                                                     -----------
JAPAN -- 7.75%
Government of Japan No. 130
 6.700%, due 06/20/00.............................  JPY   80,000,000     936,345
Government of Japan No. 140
 6.600%, due 06/20/01.............................        24,000,000     284,347
International Bank of Reconstruction & Development
 4.750%, due 12/20/04.............................       104,000,000   1,151,915
Republic of Italy
 3.500%, due 06/20/01.............................        56,000,000     569,704
                                                                     -----------
                                                                       2,942,311
                                                                     -----------
NETHERLANDS -- 5.75%
Austria Republic
 6.250%, due 02/28/24..............................  NLG     825,000 $   465,767
Government of Nederlands
 8.500%, due 06/01/06..............................          325,000     238,833
 8.250%, due 09/15/07..............................          820,000     593,388
Rabobank
 6.750%, due 06/25/03..............................        1,350,000     885,122
                                                                     -----------
                                                                       2,183,110
                                                                     -----------
SPAIN -- 3.02%
European Investment Bank
 11.250%, due 03/15/00............................. SPN  130,000,000   1,147,857
                                                                     -----------
                                                                       1,147,857
                                                                     -----------
UNITED KINGDOM -- 5.43%
Abbey National
 8.750%, due 05/24/04..............................  GBP     400,000     645,862
British Gas PLC
 8.125%, due 03/31/03..............................          640,000   1,007,844
UK Treasury
 8.000%, due 06/10/03..............................           80,000     129,832
 8.500%, due 12/07/05..............................          165,000     275,305
                                                                     -----------
                                                                       2,058,843
                                                                     -----------
Total Non-U.S. Bonds...............................                   24,680,277
                                                                     -----------
Total Bonds
 (Cost $32,227,439)................................                   34,752,624
                                                                     -----------
Short-Term Investments -- 4.83%
COMMERCIAL PAPER -- 4.83%
Crown Cork & Seal Co., Inc.
 6.060%, due 01/09/96..............................          400,000     399,461
General American Transportation Corp.
 6.200%, due 01/18/96..............................          400,000     398,829
Trinova Corp.
 6.200%, due 01/10/96..............................          500,000     499,225
Whitman Corp.
 5.950%, due 01/02/96..............................          534,000     533,912
                                                                     -----------
Total Short-Term Investments
 (Cost $1,831,427).................................                    1,831,427
                                                                     -----------
Total Investments
 (Cost $34,058,866) -- 96.41% (a)                                     36,584,051
                                                                     -----------
Cash and other assets,
 less liabilities -- 3.59%.........................                    1,362,418
                                                                     -----------
Net Assets -- 100%.................................                  $37,946,469
                                                                     ===========

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------
40

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a)Aggregate cost for federal income tax purposes was $34,058,866; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................. $2,566,208
      Gross unrealized depreciation.................................    (41,023)
                                                                     ----------
         Net unrealized appreciation................................ $2,525,185
                                                                     ==========

FRN: Floating Rate Note--The rate disclosed is that in effect at December 31, 1995.
MTN: Medium Term Note

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Bond Fund had the following open forward foreign currency contracts as of December 31, 1995:

                                 SETTLEMENT     LOCAL      CURRENT   UNREALIZED
                                    DATE      CURRENCY      VALUE    GAIN/(LOSS)
                                 ---------- ------------- ---------- ----------
       FORWARD FOREIGN CURRENCY
        BUY CONTRACTS
       Australian Dollar.......   06/05/96      1,690,000 $1,251,986  $  1,471
       British Pound...........   06/05/96      1,000,000  1,539,210    14,144
       Canadian Dollar.........   06/05/96      2,600,000  1,905,418   (20,259)
       Dutch Guilder...........   06/04/96      1,500,000    943,583     2,005
       Italian Lira............   06/05/96  3,000,000,000  1,854,030    14,160
       Swedish Krone...........   06/05/96      6,800,000  1,013,943   (13,434)
       FORWARD FOREIGN CURRENCY
        SALE CONTRACTS
       Belgian Franc...........   06/05/96     31,000,000  1,058,709    22,032
       British Pound...........   06/05/96      1,000,000  1,539,354    13,096
       Danish Kroner...........   06/04/96     12,500,000  2,262,418    31,623
       Dutch Guilder...........   06/05/96      5,000,000  3,145,432    58,361
       French Franc............   06/05/96     19,000,000  3,892,369    20,195
       German Mark.............   06/05/96      7,500,000  5,280,585    75,594
       Japanese Yen............   06/05/96    300,000,000  2,971,990    68,633
       Sweden Krone............   06/05/96      6,800,000  1,013,943   (19,732)
                                                                      --------
          Total................                                       $267,889
                                                                      ========



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $34,058,866) (Note 1)................ $36,584,051
 Cash.............................................................      10,721
 Foreign currency, at value (Cost $528,746).......................     533,662
 Receivables:
  Investment securities sold......................................     131,666
  Interest........................................................     970,606
  Fund shares sold................................................          50
  Due from Advisor (Note 2).......................................     120,218
  Net unrealized appreciation on forward foreign currency con-
   tracts.........................................................     267,889
 Deferred organization costs, net of amortization (Note 1)........       7,245
 Other assets.....................................................         858
                                                                   -----------
    TOTAL ASSETS..................................................  38,626,966
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................     514,286
  Accrued expenses................................................     166,211
                                                                   -----------
    TOTAL LIABILITIES.............................................     680,497
                                                                   -----------
NET ASSETS........................................................ $37,946,469
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)......................................... $36,504,078
 Accumulated undistributed net investment income..................     311,700
 Accumulated net realized loss....................................  (1,666,332)
 Net unrealized appreciation......................................   2,797,023
                                                                   -----------
    NET ASSETS.................................................... $37,946,469
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Class:
 Net asset value, offering price and redemption price per share
  (Based on net assets of $36,184,017 and 3,619,391 shares issued
  and outstanding) (Note 7)....................................... $     10.00
                                                                   ===========
 SwissKey Class:
 Net asset value, offering price and redemption price per share
  (Based on net assets of $1,762,452 and 176,423 shares issued and
  outstanding) (Note 7)........................................... $      9.99
                                                                   ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
 Interest.......................................................... $1,364,857
                                                                    ----------
    TOTAL INCOME...................................................  1,364,857
                                                                    ----------
EXPENSES:
 Advisory (Note 2).................................................    151,282
 Custodian.........................................................     57,000
 Accounting........................................................     53,023
 Professional......................................................     38,391
 Printing..........................................................     24,900
 Amortization of organization costs (Note 1).......................      7,413
 Distribution (Note 6).............................................      1,925
 Other.............................................................     60,754
                                                                    ----------
    TOTAL EXPENSES.................................................    394,688
    Expenses deferred and reimbursed by Advisor (Note 2)...........   (211,225)
                                                                    ----------
    NET EXPENSES...................................................    183,463
                                                                    ----------
    NET INVESTMENT INCOME..........................................  1,181,394
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments......................................................  1,131,117
  Foreign currency transactions....................................    715,863
                                                                    ----------
   Net realized gain...............................................  1,846,980
                                                                    ----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................   (489,604)
  Forward contracts................................................    988,559
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................    (24,839)
                                                                    ----------
   Change in net unrealized appreciation or depreciation...........    474,116
                                                                    ----------
 Net realized and unrealized gain..................................  2,321,096
                                                                    ----------
 Net increase in net assets resulting from operations.............. $3,502,490
                                                                    ==========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR
                                                 SIX MONTHS ENDED     ENDED
                                                 DECEMBER 31, 1995  JUNE 30,
                                                    (UNAUDITED)       1995
                                                 ----------------- -----------
OPERATIONS:
 Net investment income..........................    $ 1,181,394    $ 2,663,927
 Net realized gain (loss).......................      1,846,980       (467,411)
 Change in net unrealized appreciation or depre-
  ciation ......................................        474,116      2,879,443
                                                    -----------    -----------
 Net increase in net assets resulting from oper-
  ations........................................      3,502,490      5,075,959
                                                    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income
  Brinson Class.................................     (4,048,340)    (1,146,710)
  SwissKey Class................................       (192,535)           --
 Distributions from net realized gains
  Brinson Class.................................       (338,786)           --
  SwissKey Class................................        (16,271)           --
                                                    -----------    -----------
 Total distributions to shareholders............     (4,595,932)    (1,146,710)
                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................      1,828,373     15,734,111
 Shares issued on reinvestment of distributions.      3,493,217        824,053
 Shares redeemed................................    (18,144,197)    (5,474,354)
                                                    -----------    -----------
 Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)......    (12,822,607)    11,083,810
                                                    -----------    -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.....    (13,916,049)    15,013,059
                                                    -----------    -----------
NET ASSETS:
 Beginning of period............................     51,862,518     36,849,459
                                                    -----------    -----------
 End of period (including accumulated undistrib-
  uted net investment income of $311,700 and
  $1,095,344, respectively).....................    $37,946,469    $51,862,518
                                                    ===========    ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                 SIX MONTHS ENDED      YEAR      JULY 30, 1993*
                                 DECEMBER 31, 1995     ENDED        THROUGH
BRINSON CLASS                       (UNAUDITED)    JUNE 30, 1995 JUNE 30, 1994
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 10.39         $  9.55       $ 10.00
                                      -------         -------       -------
 Income (loss) from investment
  operations:
 Net investment income .........         0.88            0.50          0.45
 Net realized and unrealized
  gain (loss)...................         0.07            0.58         (0.52)
                                      -------         -------       -------
    Total income (loss) from in-
     vestment operations........         0.95            1.08         (0.07)
                                      -------         -------       -------
 Less distributions:
 Distributions from net invest-
  ment income...................        (1.24)          (0.24)        (0.28)
 Distributions from and in ex-
  cess of net realized gain.....        (0.10)            --          (0.10)
                                      -------         -------       -------
    Total distributions.........        (1.34)          (0.24)        (0.38)
                                      -------         -------       -------
Net asset value, end of period..      $ 10.00         $ 10.39       $  9.55
                                      =======         =======       =======
Total return (non-annualized)...         9.19%          11.34%        (0.79%)
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $36,184         $51,863       $36,849
 Ratio of expenses to average
  net assets:
  Before expense reimbursement..         1.96%**         1.43%         1.78%**
  After expense reimbursement...         0.90%**         0.90%         0.90%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement..         4.88%**         5.53%         4.03%**
  After expense reimbursement...         5.94%**         6.06%         4.91%**
 Portfolio turnover rate........           88%            199%          189%

 * Commencement of investment operations
** Annualized



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                JULY 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $10.56
                                                                    ------
 Income from investment operations:
 Net investment income........................................        0.85
 Net realized and unrealized loss.............................       (0.10)
                                                                    ------
    Total income from investment operations...................        0.75
                                                                    ------
 Less distributions:
 Distributions from net investment income.....................       (1.22)
 Distributions from net realized gain.........................       (0.10)
                                                                    ------
    Total distributions.......................................       (1.32)
                                                                    ------
Net asset value, end of period................................      $ 9.99
                                                                    ======
Total return (non-annualized).................................        7.22%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $1,762
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        2.45%**
  After expense reimbursement.................................        1.39%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        4.39%**
  After expense reimbursement.................................        5.45%**
 Portfolio turnover rate......................................          88%

*  Commencement of SwissKey Class distribution
** Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of ten series: Global Fund, Global Equity Fund, Global Bond Fund, Short-Term Global Income Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, U.S. Cash Management Fund, Non-U.S. Equity Fund and Non-U.S. Bond Fund. Each Fund has outstanding two classes of shares, Brinson Class and SwissKey Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The following is a summary of significant accounting policies consistently followed by the Global Fund, the Global Equity Fund and the Global Bond Fund (each a "Fund" and collectively, the "Funds") in the preparation of their financial statements.

A. INVESTMENT VALUATION: Securities for which quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Fixed income/debt securities are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss in the statement of operations.

C. INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. INVESTMENT INCOME: Interest income, which includes the amortization of premiums and discounts is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1995. Therefore, no federal income tax provision was required. At December 31, 1995, the Global Equity Fund had a capital loss carryforward of approximately $1,069,000, of which $251,000 will expire on June 30, 2003 and $818,000 will expire on June 30, 2004 and the Global Bond Fund had a capital loss carryforward of approximately $55,000 which will expire on June 30, 2004.

F. ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

G. DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per
--------------------------------------------------------------------------------

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
share between the classes are due to different class expenses. Amounts equal to 17.54% and 100.00% of the amount taxable as ordinary income qualify for the dividends received deduction available to corporate shareholders for the Global Fund and the Global Equity Fund, respectively.

H.INCOME AND EXPENSE ALLOCATION: All income earned and expenses incurred by the Fund, will be borne on a pro rata basis by each of the classes except that the Brinson Class shares will not incur any of the 12b-1 expenses.

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Funds pay the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended December 31, 1995, were as follows:

                                                                               FEES
                         ADVISORY BRINSON CLASS SWISSKEY CLASS  ADVISORY  DEFERRED AND/OR DUE FROM
                           FEE     EXPENSE CAP   EXPENSE CAP      FEES      REIMBURSED    ADVISOR
                         -------- ------------- -------------- ---------- --------------- --------
Global Fund.............   0.80%      1.10%          1.75%     $1,610,179    $    --      $    --
Global Equity Fund......   0.80       1.00           1.76         175,156     273,977      200,332
Global Bond Fund........   0.75       0.90           1.39         151,282     211,225      120,218

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $5,790, $2,139 and $2,266 for the Brinson Global Fund, Brinson Global Equity Fund and Brinson Global Bond Fund, respectively.

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1995, excluding short-term investments, are as follows:

                                                                      PROCEEDS
                                                        PURCHASES    FROM SALES
                                                       ------------ ------------
Global Fund........................................... $335,226,000 $293,096,250
Global Equity Fund....................................   41,086,752   24,255,982
Global Bond Fund......................................   32,218,194   41,468,914

4.FORWARD FOREIGN CURRENCY CONTRACTS
The Funds engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Foward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a foward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at December 31, 1995 was the Funds' custodian.

5.FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an

--------------------------------------------------------------------------------
48

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) based on the number of open contracts. Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.DISTRIBUTION PLAN
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"). The Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Class of shares. Annual fees under the Plan of 0.65%, 0.76% and 0.49% of the average daily net assets of the SwissKey Class of the Global Fund, Global Equity Fund and Global Bond Fund, respectively, are accrued daily.

7.CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                                    GLOBAL FUND
                                   ---------------------------------------------
                                     SIX MONTHS ENDED
                                     DECEMBER 31, 1995         YEAR ENDED
                                        (UNAUDITED)           JUNE 30, 1995
                                   --------------------- -----------------------
                                    SHARES      VALUE      SHARES      VALUE
                                   --------- ----------- ---------- ------------
Sales:
 Brinson Class.................... 4,859,379 $57,939,772 11,726,672 $124,484,442
 SwissKey Class...................   147,037   1,780,070        --           --
                                   --------- ----------- ---------- ------------
    Total Sales................... 5,006,416 $59,719,842 11,726,672 $124,484,442
                                   ========= =========== ========== ============
Dividend Reinvestment:
 Brinson Class.................... 2,228,457 $26,028,383    960,415 $ 10,276,565
 SwissKey Class...................     9,533     111,252        --           --
                                   --------- ----------- ---------- ------------
    Total Dividend Reinvestment... 2,237,990 $26,139,635    960,415 $ 10,276,565
                                   ========= =========== ========== ============
Redemptions:
 Brinson Class.................... 2,907,523 $34,785,958  7,205,445 $ 77,406,972
 SwissKey Class...................        86       1,026        --           --
                                   --------- ----------- ---------- ------------
    Total Redemptions............. 2,907,609 $34,786,984  7,205,445 $ 77,406,972
                                   ========= =========== ========== ============

--------------------------------------------------------------------------------

                    THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                                                 GLOBAL EQUITY FUND
                                     -------------------------------------------
                                       SIX MONTHS ENDED
                                       DECEMBER 31, 1995        YEAR ENDED
                                          (UNAUDITED)          JUNE 30, 1995
                                     --------------------- ---------------------
                                      SHARES      VALUE     SHARES      VALUE
                                     --------- ----------- --------- -----------
Sales:
 Brinson Class......................    19,449 $   219,994    13,700 $   133,064
 SwissKey Class..................... 2,645,256  23,643,172       --          --
                                     --------- ----------- --------- -----------
    Total Sales..................... 2,664,705 $23,863,166    13,700 $   133,064
                                     ========= =========== ========= ===========
Dividend Reinvestment:
 Brinson Class......................   147,823 $ 1,553,509    28,495 $   271,028
 SwissKey Class.....................   152,235   1,601,512       --          --
                                     --------- ----------- --------- -----------
    Total Dividend Reinvestment.....   300,058 $ 3,155,021    28,495 $   271,028
                                     ========= =========== ========= ===========
Redemptions:
 Brinson Class......................    74,980 $   797,564   131,587 $ 1,262,526
 SwissKey Class.....................   303,416   3,266,101       --          --
                                     --------- ----------- --------- -----------
    Total Redemptions...............   378,396 $ 4,063,665   131,587 $ 1,262,526
                                     ========= =========== ========= ===========
                                                  GLOBAL BOND FUND
                                     -------------------------------------------
                                       SIX MONTHS ENDED         YEAR ENDED
                                       DECEMBER 31, 1995       JUNE 30, 1995
                                     --------------------- ---------------------
                                      SHARES      VALUE     SHARES      VALUE
                                     --------- ----------- --------- -----------
Sales:
 Brinson Class......................    10,065 $   107,043 1,615,817 $15,734,111
 SwissKey Class.....................   158,111   1,721,330       --          --
                                     --------- ----------- --------- -----------
    Total Sales.....................   168,176 $ 1,828,373 1,615,817 $15,734,111
                                     ========= =========== ========= ===========
Dividend Reinvestment:
 Brinson Class......................   333,396 $ 3,310,623    80,422 $   824,053
 SwissKey Class.....................    18,407     182,594       --          --
                                     --------- ----------- --------- -----------
    Total Dividend Reinvestment.....   351,803 $ 3,493,217    80,422 $   824,053
                                     ========= =========== ========= ===========
Redemptions:
 Brinson Class...................... 1,715,619 $18,143,201   564,413 $ 5,474,354
 SwissKey Class.....................        95         996       --          --
                                     --------- ----------- --------- -----------
    Total Redemptions............... 1,715,714 $18,144,197   564,413 $ 5,474,354
                                     ========= =========== ========= ===========

--------------------------------------------------------------------------------
50

                                DISTRIBUTED BY:
                        FUND/PLAN BROKER SERVICES, INC.
                                2 W. ELM STREET
                             CONSHOHOCKEN, PA 19428

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

THE BRINSON FUNDS
--------------------------------------------------------------------------------
209 South LaSalle Street . Chicago, Illinois 60604-1295 . Tel: (800) 448-2430

                         -----------------------------
                               THE BRINSON FUNDS
                          BRINSON NON-U.S. EQUITY FUND
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1995


                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
                         -----------------------------

      CHICAGO.BASEL.LONDON.MELBOURNE.NEW YORK.PARIS.SINGAPORE.SYDNEY.TOKYO

                    TRUSTEES AND OFFICERS


--------------------------------------------------------------------------------
LOGO

TRUSTEES

Walter E. Auch


Frank K. Reilly, CFA


Edward M. Roob

OFFICERS

Frank K. Reilly, CFA           Carolyn M. Burke, CPA
Chairman of the Board          Assistant Secretary

E. Thomas McFarlan             Catherine E. Macrae
President and Treasurer        Assistant Secretary

                               Debra L. Nichols
Thomas J. Digenan, CPA         Assistant Secretary
Assistant Treasurer

Bruce G. Leto
Secretary

                   ------------------------------------------------------------

                     THE FUND'S ADVISOR -- BRINSON PARTNERS, INC.


--------------------------------------------------------------------------------
LOGO

Brinson Partners, Inc. is an institutional investment management firm structured around teams of investment specialists covering major world asset classes. We specialize in managing multiple asset portfolios that provide clients with the opportunity to participate in all major world asset classes. It is important that investment decisions, whether they pertain to a global portfolio or a single asset class portfolio, be made within the context of a global capital market perspective. Our coordinated application of investment strategies distinguishes Brinson Partners, Inc. as a leader in global investment management of institutional assets.

We firmly believe that asset allocation is portfolio management at its highest and most important level. Performance is maximized through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full long-term investment cycles.

At Brinson Partners, Inc. our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.


                   ------------------------------------------------------------

                    TABLE OF CONTENTS

--------------------------------------------------------------------------------

LOGO

Shareholder Letter............................................................ 4

Global Economic and Market Highlights......................................... 5

Non-U.S. Equity Fund.......................................................... 6

Schedule of Investments....................................................... 9

Financial Statements..........................................................13

Financial Highlights..........................................................16

Notes to Financial Statements.................................................18


                   ------------------------------------------------------------

                    SHAREHOLDER LETTER


--------------------------------------------------------------------------------
LOGO
February 22, 1996

Dear Shareholder:

We appreciate the confidence you have placed in us and are pleased to present you with the December 31, 1995 Semi-Annual Report for the Non-U.S. Equity Fund.
 This Report presents our current global economic and market outlook, as well as the Fund's recent investment strategies and performance. To summarize this information:

The Brinson Non-U.S. Equity Fund paid a dividend of $0.667 per share on December 29 to shareholders of record on December 20, 1995.

For the period from August 31, 1993 (inception date of the Fund) to December 31, 1995, the Fund provided an annualized total return of 5.22%. For the calendar year 1995, the Fund returned 15.55%. In the second half of 1995, the Fund returned 15.55%.

Market Strategy

Although the Japanese equities are still overvalued, the Fund is only modestly underweight in Japan as the downward adjustment of the yen should benefit the equity market. The Fund currently holds a 4% cash hedge.

Currency Strategy

Currency strategy continues to focus on reducing the risk of exposure to the yen and DM-bloc currencies. Even after their declines from the peaks reached last April, the levels of these currencies are still above fair value.

On December 31, 1995, the Non-U.S. Equity Fund had net assets of $171,465,487.

We look forward to the challenges of 1996 and, as always, welcome your thoughts and comments.

Sincerely,


Gary P. Brinson, CFA

/s/ Gary P. Brinson, CFA
President and Chief Investment Officer
Brinson Partners, Inc.

                   ------------------------------------------------------------

                    GLOBAL ECONOMIC AND MARKET HIGHLIGHTS


--------------------------------------------------------------------------------
[BRINSON LOGO]

Relative to the U.S. dollar, the yen and deutschemark have weakened from the highs reached earlier this year. These currencies are, however, still above equilibrium values. Currency strength has dampened economic activity in Germa-ny, and has contributed to the suspension of growth and to price deflation in Japan.

With continued modest growth in most countries, unemployment has tended to de-cline, albeit slowly. The exception is Japan, where the reported unemployment rate hit new highs and is expected to continue upward. As businesses attempt to cut costs, in part by shifting production overseas, the demand for labor has weakened substantially. The unemployment rate, if calculated by other coun-tries' standards, would be several times higher than reported.

Inflation in most developed countries remains under control, owing both to in-creased central bank vigilance and to a lack of major cost shocks. Inflation has risen in Italy recently and has stayed higher in Spain than elsewhere. Both these countries have demonstrated less than responsible fiscal policy and poor monetary discipline.


 NON-U.S. EQUITY ENVIRONMENT

MAJOR MARKETS

Total Return in   6 months  1 year  Annualized
U.S. Dollar        ended    ended    8/31/93*
Hedged Terms      12/31/95 12/31/95 to 12/31/95
-----------------------------------------------
Japan              37.03%    9.16%      2.22%
U.K.               11.95    21.83       9.79
Germany             8.03     9.19       6.00
France              1.68     4.15      -3.66
Canada              4.15    14.11       9.51
Netherlands        15.44    20.15      12.51
Australia           6.52    14.67       7.02
-----------------------------------------------
MAJOR CURRENCIES

                                   Annualized
Percent Change   6 months  1 year   8/31/93*
Relative to       ended    ended       to
U.S. Dollars     12/31/95 12/31/95  12/31/95
---------------------------------------------
Yen               -17.70%  -3.28%     0.64%
Pound              -2.41   -0.76      1.85
Deutschemark       -3.30    8.29      7.05
Canadian Dollar     0.73   -1.48     -1.36
---------------------------------------------

*Inception date of the Non-U.S. Equity Fund

-------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO
The Non-U.S. Equity Fund invests in the common stocks of companies headquartered in the established non-U.S. stock markets. This exposure to the full range of investable developed non-U.S. equity markets helps provide the foundation for enhanced investment performance.

Since its inception on August 31, 1993, the Non-U.S. Equity Fund has earned an annualized return of 5.22% versus a benchmark return of 7.64% for the MSCI Non-U.S. Equity (Free) Index; on a currency hedged basis the benchmark returned 5.20%. For the year ended December 31, 1995, the Fund returned 15.55%, while the benchmark returned 11.73% on an unhedged basis and 12.23% on a hedged basis. For the six months ended December 31, 1995, the Fund returned 15.55% versus the benchmark return of 8.39%.

During 1995, the best performing markets in dollar-hedged terms were Switzerland, gaining 30.58%; Hong Kong, rising 22.28%; the U.K., up 21.83%; and the Netherlands, increasing 20.15%. Many other markets registered double-digit returns. Within this environment of general market strength, Japan was the underperformer, with a dollar-hedged return of 9.16%. In sharp contrast, Austria declined 10.68%, while Italy and Finland were also weak, declining 4.65% and 3.85%, respectively.

Market allocation contributed significantly to performance in 1995.
Overweights in several Anglo-Saxon markets were successful, but the Fund gained most, particularly in the first half of the year, from its underweight of Japan, Finland, Norway and Austria. The overall impact of strategic cash was neutral: a result of varying cash strategies and the widely differing performance of the non-U.S. markets at various points throughout the year.

Currency allocation was the greatest positive contributor to performance, helped by the strength of the U.S. dollar against the yen, as well as the positive performance of the Canadian dollar, the New Zealand dollar and most of the other currencies (the Italian lira, the Spanish peseta and the Swedish krona), where the Fund was overweighted. In contrast, the U.S. dollar's 5.58% decline against the core DM-bloc currencies detracted from performance. The current U.S. dollar overweight and, to a lesser extent, that of the Canadian dollar are driven by a minimal exposure to the Japanese yen and the DM-bloc currencies. The latter currencies continue to be overvalued and pose an ongoing risk to the portfolio.

Stock selection was neutral. Positive stock selection from Japan resulted from the portfolio's exposure to high quality defensive issues and exporters, and underexposure to cyclicals in an environment of market decline. This was offset by a negative contribution from overweighting European financials.

                   ------------------------------------------------------------

                    NON-U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO

 TOTAL RETURN

                                                               Annualized
                                             6 months  1 year   8/31/93*
                                              ended    ended       to
                                             12/31/95 12/31/95  12/31/95
-------------------------------------------------------------------------
BRINSON NON-U.S. EQUITY FUND                  15.55%   15.55%     5.22%
MSCI Non-U.S. Equity (Free) Index (currency
 unhedged)**                                   8.39    11.73      7.64
MSCI Non-U.S. Equity (Free) Index (currency
 hedged)**                                    19.10    12.23      5.20
-------------------------------------------------------------------------

*Inception date of the Brinson Non-U.S. Equity Fund
**Performance is net of withholding taxes on dividends.
Total return includes reinvestment of all capital gain and income distributions.


 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth   No adjustment has been made
in the value of an            for any income taxes payable
investment in the Brinson     by shareholders on income
Non-U.S. Equity Fund and the  dividends and capital gain
MSCI Non-U.S. Equity (Free)   distributions.  Past
Index (currency unhedged and  performance is no guarantee
hedged) if you had invested   of future results.  Share
$100,000 on August 31, 1993,  price and return will vary
and had reinvested all your   with market conditions;
income dividends and capital  investors may realize a gain
gain distributions through    or loss upon redemption.
December 31, 1995.

BRINSON NON-U.S. EQUITY FUND
VS. MSCI NON-U.S. EQUITY (FREE) INDEX (CURRENCY UNHEDGED AND HEDGED) Wealth Value with Dividends Reinvested


                             [GRAPH APPEARS HERE]

                                                 8/31/93         12/31/95
                                                 --------        --------
BRINSON NON-U.S. EQUITY FUND                     $100,000        $112,610
MSCI NON-U.S. EQUITY (FREE) INDEX (UNHEDGED)     $100,000        $118,746
MSCI NON-U.S. EQUITY (FREE) INDEX (HEDGED)       $100,000        $112,544



Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
                  -------------------------------------------------------------

                    NON-U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

---------------------------------------
NON-U.S. EQUITIES
Aerospace & Military              0.43%
Airlines                          0.13
Appliances & Household Durables   2.23
Automobiles                       2.54
Banking                          11.46
Beverages & Tobacco               2.41
Broadcasting & Publishing         1.36
Building Materials                0.60
Business & Public Service         2.84
Chemicals                         2.86
Construction                      1.69
Data Processing                   0.94
Electric Components               1.09
Electronics                       4.00
Energy                            7.65
Financial Services                1.38
Food & House Products             4.36
Forest Products                   1.43
Goldmines                         0.18
Health & Personal Care            3.67
Industrial Components             2.05
Insurance                         3.88
---------------------------------------

Leisure & Tourism            0.31%
Machinery & Engineering      1.28
Merchandising                5.03
Miscellaneous Materials      1.47
Multi-Industry               3.64
Non-Ferrous Metals           0.90
Real Estate                  0.31
Recreation                   0.58
Shipping                     0.58
Steel                        1.04
Telecommunications           3.13
Textiles & Apparel           0.26
Transportation               0.83
Utilities                    4.84
                           ------
  Total Non-U.S. Equities   83.38*
                           ------
SHORT-TERM INVESTMENTS      11.64*
                           ------
  TOTAL INVESTMENTS         95.02
CASH AND OTHER ASSETS,
 LESS LIABILITIES            4.98
                           ------
  NET ASSETS               100.00%
                           ======

 MARKET AND CURRENCY STRATEGY

As of December 31, 1995 (Unaudited)

                   Portfolio
               -----------------
                Market  Currency
               Strategy Strategy Index
---------------------------------------
U.S. Dollar       0.0%    42.5%    0.0%
Japan            37.3     11.3    39.3
Australia         4.1      4.1     2.5
Belgium           2.7      0.7     1.1
Canada            3.6     12.0     3.7
France            8.2      0.7     6.0
Germany           5.8      0.3     6.6
Hong Kong         0.0      0.0     3.0
Italy             2.3      5.8     2.1
Malaysia          1.0      1.0     2.1
Netherlands       6.1      0.2     3.8
New Zealand       2.2      2.2     0.4
Spain             2.8      2.8     1.7
Sweden            0.0      0.0     1.9
Switzerland       2.3      0.3     5.7
U.K.             17.6     16.1    16.2
Cash Reserves     4.0      0.0     0.0
Other Markets     0.0      0.0     3.9
---------------------------------------
                100.0%   100.0%  100.0%

 TOP TEN NON-U.S. EQUITY HOLDINGS

As of December 31, 1995 (Unaudited)

  Percent of Net Assets
-----------------------
 1. Royal Dutch Petroleum           1.92%
 2. General Electric PLC            1.39
 3. Lloyds TSB Group                1.33
 4. Ito-Yokado Co.                  1.26
 5. Toray Industries, Inc.          1.12
 6. British Telecommunications      1.08
 7. Matsushita Electric Industrial  1.07
 8. Toshiba Corp.                   1.02
 9. Sekisui House                   1.02
10. Grand Metropolitan              0.98
-----------------------------------------

*The Fund held a long position in Topix futures on December 31, 1995 which increased Japanese equity exposure from 26.10% to 37.58% and decreased the Fund's exposure to Short Term Investments from 11.64% to 0.16%

                   ------------------------------------------------------------
8

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES     VALUE
                                                           ------- ------------
Non-U.S. Equities -- 83.38%
AUSTRALIA -- 3.82%
Amcor Ltd.................................................  60,700 $    428,959
ANZ Banking Group.........................................  74,319      348,845
Broken Hill Proprietary................................... 118,970    1,681,492
CRA Ltd...................................................  42,800      628,485
David Jones Ltd. (b)...................................... 146,000      222,644
Lend Lease Corp...........................................  36,188      524,932
National Australia Bank...................................  76,448      688,106
News Corp.................................................  83,000      443,309
Pacific Dunlop Ltd........................................  70,000      164,026
Qantas Airways Ltd........................................ 131,900      219,784
Santos Ltd................................................ 102,300      299,070
Western Mining Corp.......................................  38,700      248,730
Westpac Banking Corp. Ltd................................. 144,951      642,645
                                                                   ------------
                                                                      6,541,027
                                                                   ------------
BELGIUM -- 2.64%
Delhaize-Le Lion, S.A.....................................   7,500      310,898
Electrabel................................................   3,565      847,918
Fortis AG.................................................   3,710      451,288
Groupe Bruxelles Lambert..................................   2,430      337,283
Kredietbank...............................................   2,310      631,836
Petrofina.................................................   1,875      574,014
Petrofina S.A. Warrants '97 (b)...........................      57          755
Societe Generale de Belgique..............................   3,428      283,619
Solvay....................................................     735      397,083
Tractebel.................................................   1,250      516,039
Union Mineire (b).........................................   2,680      179,390
                                                                   ------------
                                                                      4,530,123
                                                                   ------------
CANADA -- 3.60%
Alcan Aluminium Ltd.......................................  15,600      484,712
Bank of Montreal..........................................  34,800      791,025
Barrick Gold Corp.........................................  12,000      316,762
Canadian Pacific Ltd......................................  41,300      753,291
Imperial Oil Canada Ltd...................................  16,200      586,505
Moore Corp. Ltd...........................................  10,000      187,894
Noranda, Inc..............................................  15,500      319,649
Norcen Energy.............................................  13,900      208,938
Northern Telecom Ltd......................................   7,900      338,145
Nova Corporation of Alberta...............................  24,400      196,803
Royal Bank of Canada......................................  27,900      636,741
Seagram Co. Ltd...........................................  13,700      472,137
Thomson Corp..............................................  41,100      572,591
TransCanada Pipeline Ltd..................................  22,500      311,400
                                                                   ------------
                                                                      6,176,593
                                                                   ------------
FRANCE -- 8.29%
Accor.....................................................   3,470      449,838
Alcatel Alsthom...........................................   6,114      527,815
Banque Nationale de Paris.................................  19,230      868,586
Carnaud Metal Box.........................................  10,710      490,541
Cep Communications........................................   4,400      365,272
Cie Bancaire S.A. ........................................   3,697      414,255
Cie de Saint Gobain.......................................   7,020      777,990
Cie Fin de Suez...........................................  10,427      430,674
Colas......................................................   1,777 $   297,947
Credit Local de France.....................................  10,550     845,622
GAN (b)....................................................   3,480     127,371
Generale des Eaux..........................................   9,019     901,605
LVMH (Moet-Hennessy Louis Vuitton).........................   6,315   1,317,078
Michelin Class B...........................................  11,800     471,218
Pechiney Cert D'Invest.....................................   8,010     303,000
Peugeot S.A................................................  10,780   1,423,932
Sanofi.....................................................   7,901     507,121
Societe Generale...........................................   9,136   1,130,184
Societe Nationale Elf Aquitaine............................  11,334     836,157
Total Co. "B"..............................................  18,160   1,227,228
UAP........................................................  18,891     494,041
                                                                    -----------
                                                                     14,207,475
                                                                    -----------
GERMANY -- 5.21%
Allianz AG Holding.........................................     588   1,156,856
BASF AG....................................................   1,733     391,084
Bayer......................................................   1,824     485,279
Bayer Motoren Werken.......................................     800     413,610
Bayer Vereinsbank..........................................  10,914     327,885
Commerzbank................................................   1,664     395,858
Daimler-Benz...............................................     810     409,726
Deutsche Bank..............................................  26,257   1,249,285
Hoechst....................................................   1,808     492,643
Kaufhof Holding AG.........................................   1,222     373,097
Mannesmann.................................................   2,427     774,070
Munchener Ruck.............................................     322     695,158
Munchener Ruck Warrants '98 (b)............................      12       1,589
Preussag...................................................   1,319     372,302
RWE........................................................   1,350     491,878
Schering...................................................   3,442     229,178
Veba.......................................................  15,588     668,695
                                                                    -----------
                                                                      8,928,193
                                                                    -----------
ITALY -- 2.47%
Assic Generali.............................................  31,500     763,431
Eni ADR (c)................................................  22,100     756,925
Fiat Spa Priv.............................................. 231,000     422,253
Instituto Mobilaire Italiano...............................  83,000     523,167
Italgas....................................................  95,000     289,223
LaRinascente...............................................  27,000     163,550
LaRinascente Savings (Risp)................................  29,000      82,257
Mediobanca.................................................  15,000     103,956
Montedison (b)............................................. 242,000     162,300
Sai Di Risp................................................  37,000     153,692
Telecom Italia............................................. 357,000     436,998
Telecom Italia Mobile (b).................................. 357,000     375,792
                                                                    -----------
                                                                      4,233,544
                                                                    -----------
JAPAN -- 26.10%
Amada......................................................  72,000     711,973
Asahi Glass Co.............................................  86,000     958,798
Bank of Tokyo..............................................  42,000     736,985
Canon, Inc.................................................  62,000   1,123,994
Canon Sales................................................  22,050     587,857
Citizen Watch Co...........................................  66,000     505,477
Dai Nippon Printing........................................  65,000   1,102,763
Daiichi Pharmaceutical Co. Ltd.............................  30,000     427,533

--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES     VALUE
                                                           ------- ------------
JAPAN (CONTINUED)
Daikin Kogyo Co...........................................  71,000 $    695,201
Daiwa House Industries....................................  36,000      593,311
Fanuc Co..................................................  18,200      788,696
Fujitsu...................................................  43,000      479,399
Hitachi Ltd............................................... 140,000    1,411,537
Honda Motor Co............................................  42,000      867,281
Inax......................................................  69,000      655,550
Isetan....................................................  24,000      395,540
Ito Yokado Co.............................................  35,000    2,158,022
Keio Teito Electric Railway...............................  75,000      436,985
Kinki Nippon Railway......................................  80,000      604,944
Kirin Brewery Co. Ltd.....................................  37,000      437,615
Kuraray Co. Ltd...........................................  39,000      427,242
Maeda Road Construction...................................  14,000      259,234
Marui Co..................................................  21,000      437,712
Matsushita Electric Industrial............................ 113,000    1,840,427
Mitsubishi Bank...........................................  30,000      706,738
Mitsubishi Paper..........................................  88,000      529,792
NGK Insulators............................................ 115,000    1,148,328
Nichii Co.................................................  54,000      717,208
Nintendo..................................................   6,500      494,668
Nippon Denso Co...........................................  49,000      916,820
Nippon Meat Packers.......................................  45,000      654,387
Nippon Steel Corp.........................................  52,000      178,459
Orix Corp.................................................   7,000      288,415
Osaka Gas Corp............................................ 292,000    1,010,606
Pioneer Electronics.......................................  32,000      586,331
Sankyo Co. Ltd. ..........................................  52,000    1,169,559
Secom Co..................................................  17,000    1,183,325
Seino Transportation......................................  24,000      402,521
Sekisui House............................................. 137,000    1,753,175
Shinmaywa Industries Ltd. ................................  44,000      363,432
Sony Corp.................................................  17,300    1,038,168
Sumitomo Bank.............................................  75,000    1,592,341
Sumitomo Electric Industries..............................  59,000      709,258
Takeda Chemical Industries................................  80,000    1,318,468
TDK Corp..................................................  21,000    1,072,904
Tokio Marine & Fire.......................................  65,000      850,703
Tokyo Electric Power......................................  31,512      843,171
Tokyo Steel Mfg...........................................  52,700      970,722
Tonen Corp................................................  38,000      556,277
Toray Industries, Inc..................................... 291,000    1,918,371
Toshiba Corp.............................................. 224,000    1,756,820
Toyo Suisan Kaisha........................................  41,000      508,774
Toyota Motor Corp.........................................  21,000      445,855
Yamazaki Baking Co. Ltd. .................................  23,000      428,114
                                                                   ------------
                                                                     44,757,786
                                                                   ------------
MALAYSIA -- 0.87%
Genting...................................................  10,000       83,497
Hume Industries...........................................  23,000      110,516
Kuala Lumpur Kepong.......................................  48,000      152,186
Land & General Holdings...................................  51,500      111,560
Malayan Bank..............................................  24,000      202,284
Nestle Malaysia...........................................  15,000 $    109,886
Sime Darby................................................  77,000      204,707
Telekom Malaysia..........................................  37,000      288,539
Tenaga Nasional...........................................  60,000      236,313
                                                                   ------------
                                                                      1,499,488
                                                                   ------------
NETHERLANDS -- 6.07%
ABN-AMRO Holdings.........................................  28,424    1,296,191
D.S.M.....................................................   4,150      341,734
Internationale Nederlanden Groep NV.......................  24,818    1,659,694
KPN NV....................................................  16,627      604,712
Philips Electronics.......................................  10,000      361,822
Royal Dutch Petroleum.....................................  23,630    3,304,957
Royal Dutch Petroleum New York Shares.....................   6,200      874,975
Unilever NV...............................................  10,740    1,510,836
VNU-Ver Ned Uitger........................................   3,350      460,390
                                                                   ------------
                                                                     10,415,311
                                                                   ------------
NEW ZEALAND -- 1.82%
Brierly Investment........................................ 798,600      631,738
Carter Holt Harvey........................................ 333,600      719,718
Fletcher Challenge Ltd.................................... 306,200      706,646
Fletcher Challenge Forest Division........................  43,445       61,918
Telecom Corp. of New Zealand Ltd..........................  62,200      268,384
Telecom Corp. of New Zealand Ltd. ADS (c).................  10,500      728,438
                                                                   ------------
                                                                      3,116,842
                                                                   ------------
SPAIN -- 2.44%
Banco Bilbao-Vizcaya......................................   8,700      313,368
Banco Intercontinental....................................   3,020      293,726
Banco Popular.............................................   1,680      309,763
Banco Santander...........................................   9,500      476,864
Empresa NAC Electric......................................   6,400      362,402
Iberdrola S.A.............................................  89,400      817,926
Repsol S.A................................................   1,200       39,316
Repsol S.A. ADR (c).......................................  11,300      371,487
Sevillana de Electric.....................................  30,900      239,918
Telefonica de Espana......................................  59,500      823,910
Viscofan..................................................  11,300      134,120
                                                                   ------------
                                                                      4,182,800
                                                                   ------------
SWITZERLAND -- 2.30%
Ciba-Geigy (Reg.).........................................     503      443,721
CS Holdings...............................................   4,078      419,106
Nestle (Reg.) S.A.........................................   1,011    1,121,185
Roche Holdings Gen........................................     104      824,787
Schweiz Bankgesellschaft..................................     420      456,284
Societe Generale Surveillance (Br)........................     160      318,443
Zurich Insurance..........................................   1,191      357,114
                                                                   ------------
                                                                      3,940,640
                                                                   ------------

--------------------------------------------------------------------------------
10

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES     VALUE
                                                           ------- ------------
UNITED KINGDOM -- 17.75%
Asda Group................................................ 152,200 $    261,110
Bass......................................................  84,000      937,680
B.A.T. Industries PLC..................................... 106,000      933,939
BET PLC................................................... 160,400      316,268
Booker PLC................................................  34,500      191,756
British Gas............................................... 355,300    1,401,121
British Petroleum......................................... 198,756    1,663,243
British Telecommunications................................ 337,000    1,852,166
Charter Group.............................................  43,280      579,889
Coats Viyella............................................. 163,100      443,138
FKI....................................................... 174,625      447,339
General Electric PLC...................................... 432,400    2,383,201
Glaxo Holdings............................................  70,500    1,001,514
Grand Metropolitan........................................ 233,700    1,683,540
Guinness.................................................. 129,300      951,532
Hanson.................................................... 209,500      626,126
Hillsdown Holdings........................................ 162,900      427,420
House of Fraser........................................... 293,800      816,491
Legal and General.........................................  50,000      520,106
Lloyds Abbey Life.........................................  72,100      503,726
Lloyds TSB Group.......................................... 443,185    2,277,507
Lucas Industries.......................................... 104,683      294,172
Marks & Spencer........................................... 104,900      732,883
Mirror Group.............................................. 179,600      490,756
National Power............................................  83,500      582,724
National Westminster Bank................................. 100,300    1,010,630
Ocean Group...............................................  67,800      408,421
P & O.....................................................  78,700      581,605
Reckitt & Colman..........................................  58,575      648,408
Redland...................................................  45,600      275,398
RJB Mining PLC............................................  18,000      153,144
Rolls Royce............................................... 251,500      737,983
Royal Insurance...........................................  78,300      464,378
Sears PLC................................................. 344,700      556,572
Sedgwick Group............................................  66,600      125,114
SmithKline Beecham Unit...................................  74,800      815,240
Tesco..................................................... 206,900      954,034
Thames Water..............................................  66,600      581,109
Unilever Ord 5p...........................................  18,900      388,211
W.H. Smith Group..........................................  62,500      411,427
                                                                   ------------
                                                                     30,431,021
                                                                   ------------
Total Non-U.S. Equities (Cost $133,708,210)...............          142,960,843
                                                                   ------------

                                                          FACE
                                                         AMOUNT       VALUE
                                                      ------------ ------------
Short-Term Investments -- 11.64%
COMMERCIAL PAPER -- 11.64%
Baxter International, Inc.
 6.05%, due 01/02/96................................. $    858,000 $    857,856
Burlington Northern Santa Fe
 6.05%, due 01/03/96.................................    3,500,000    3,498,824
Conagra, Inc.
 5.91%, due 01/04/96.................................    1,449,000    1,448,286
 6.05%, due 01/11/96.................................    2,000,000    1,996,639
CSX Corp.
 6.00%, due 01/08/96.................................    1,000,000      998,833
General American Transportation Corp. 6.20%, due
 01/18/96............................................    1,500,000    1,495,608
Nabisco Holdings Corp.
 5.85% due 01/03/96..................................    2,000,000    1,999,350
 6.04% due 01/19/96..................................    2,000,000    1,993,960
P.S. Colorado Credit Corp.
 6.03%, due 01/04/96.................................    1,000,000      999,498
Texas Utilities Electric Co.
 6.30%, due 01/05/96.................................    1,580,000    1,578,894
Trinova Corp.
 6.10%, due 01/10/96.................................    1,500,000    1,497,713
Whitman Corp.
 5.95%, due 01/02/96.................................    1,590,000    1,589,737
                                                                   ------------
Total Short-Term Investments
 (Cost $19,955,198)..................................                19,955,198
                                                                   ------------
Total Investments
 (Cost $153,663,408) -- 95.02% (a)...................               162,916,041
                                                                   ------------
Cash and other assets,
 less liabilities -- 4.98%...........................                 8,549,446
                                                                   ------------
Net Assets -- 100%...................................              $171,465,487
                                                                   ============

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $153,663,408; net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $13,386,676
      Gross unrealized depreciation................................  (4,134,043)
                                                                    -----------
        Net unrealized appreciation................................ $ 9,252,633
                                                                    ===========

(b) Non-income producing security
(c) Denominated in U.S. dollars

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Non-U.S. Equity Fund had the following open forward foreign currency contracts as of December 31, 1995:

                                SETTLEMENT     LOCAL       CURRENT   UNREALIZED
                                   DATE      CURRENCY       VALUE    GAIN/(LOSS)
                                ---------- ------------- ----------- ----------
      FORWARD FOREIGN CURRENCY
      BUY CONTRACTS
      British Pound...........    02/23/96     4,349,179 $ 6,731,818 $   61,594
      Canadian Dollar.........    02/23/96    18,400,000  13,490,660   (212,050)
      Italian Lira............    02/23/96 9,100,000,000   5,695,748    117,888
      Swedish Krone...........    02/23/96    45,000,000   6,760,544    342,059
      Swiss Franc.............    02/23/96     1,900,000   1,660,381    (17,323)
      FORWARD FOREIGN CURRENCY
      SALE CONTRACTS
      Belgian Franc...........    02/23/96    95,000,000   3,234,815     25,868
      British Pound...........    02/23/96     5,600,000   8,667,884    113,620
      Dutch Guilder...........    02/23/96    14,500,000   9,073,927     60,437
      French Franc............    02/23/96    63,500,000  12,996,665   (233,672)
      German Mark.............    02/23/96    11,000,000   7,706,385     50,409
      Japanese Yen............    02/23/96 2,480,000,000  24,227,645    995,474
      Swedish Krone...........    02/23/96    45,000,000   6,760,544    (90,320)
      Swiss Franc.............    02/23/96     5,800,000   5,068,532      9,734
                                                                     ----------
        Total.................                                       $1,223,718
                                                                     ==========

FUTURES CONTRACTS (NOTE 5)

INDEX FUTURES CONTRACTS:
The Non-U.S. Equity Fund had the following open index futures contracts as of December 31, 1995:

                                SETTLEMENT                 CURRENT   UNREALIZED
                                   DATE        COST         VALUE       GAIN
                                ---------- ------------- ----------- ----------
      INDEX FUTURES BUY CON-
       TRACTS
      Topix, 129 contracts....  March 1996 $  18,731,071 $19,684,537 $  953,466
                                                                     ==========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1995 was $3,410,000.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
12

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $153,663,408) (Note 1).............. $162,916,041
 Cash............................................................    8,984,132
 Foreign currency, at value (Cost $1,586,415)....................    1,587,196
 Receivables:
  Investment securities sold.....................................      296,568
  Dividends......................................................      369,100
  Variation Margin (Note 5) .....................................    1,713,031
  Fund shares sold...............................................       30,501
  Due from Advisor (Note 2)......................................      136,513
 Net unrealized appreciation on forward foreign currency con-
  tracts.........................................................    1,223,718
 Deferred organization costs, net of amortization (Note 1).......       52,471
 Other assets....................................................        5,691
                                                                  ------------
    TOTAL ASSETS.................................................  177,314,962
                                                                  ------------
LIABILITIES:
 Payables:
  Investment securities purchased................................    5,557,261
  Fund shares redeemed...........................................       10,985
  Accrued expenses...............................................      281,229
                                                                  ------------
    TOTAL LIABILITIES............................................    5,849,475
                                                                  ------------
NET ASSETS....................................................... $171,465,487
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)........................................ $159,325,358
 Accumulated distributions in excess of net investment income....       (8,402)
 Accumulated net realized gain...................................      712,468
 Net unrealized appreciation.....................................   11,436,063
                                                                  ------------
    NET ASSETS................................................... $171,465,487
                                                                  ============
OFFERING PRICE PER SHARE:
 Brinson Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $171,172,601 and 16,293,814 shares is-
   sued and outstanding) (Note 7)................................ $      10.51
                                                                  ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $292,886 and 27,957 shares issued and
   outstanding) (Note 7)......................................... $      10.48
                                                                  ============

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $170,023 for foreign taxes withheld)........... $ 1,328,093
 Interest.........................................................     550,191
                                                                   -----------
    TOTAL INCOME..................................................   1,878,284
                                                                   -----------
EXPENSES:
 Advisory (Note 2)................................................     656,481
 Custodian........................................................     148,000
 Professional.....................................................      72,177
 Accounting.......................................................      68,112
 Amortization of organization costs (Note 1)......................       1,411
 Distribution (Note 6)............................................         367
 Other............................................................     202,366
                                                                   -----------
    TOTAL EXPENSES................................................   1,148,914
    Expenses deferred by Advisor (Note 2).........................    (327,946)
                                                                   -----------
    NET EXPENSES..................................................     820,968
                                                                   -----------
    NET INVESTMENT INCOME ........................................   1,057,316
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments.....................................................   3,674,620
  Futures contracts...............................................     759,566
  Foreign currency transactions...................................  10,968,352
                                                                   -----------
    Net realized gain.............................................  15,402,538
                                                                   -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency ...............................   5,466,900
  Futures contracts ..............................................     953,466
  Forward contracts...............................................     600,102
  Translation of other assets and liabilities denominated in for-
   eign currency..................................................      (1,401)
                                                                   -----------
    Change in net unrealized appreciation or depreciation.........   7,019,067
                                                                   -----------
Net realized and unrealized gain..................................  22,421,605
                                                                   -----------
Net increase in net assets resulting from operations.............. $23,478,921
                                                                   ===========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
14

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED      YEAR
                                               DECEMBER 31, 1995     ENDED
                                                  (UNAUDITED)    JUNE 30, 1995
                                               ----------------- -------------
OPERATIONS:
 Net investment income........................   $  1,057,316    $  2,518,556
 Net realized gain (loss).....................     15,402,538      (5,050,764)
 Change in net unrealized appreciation or de-
  preciation .................................      7,019,067       2,039,362
                                                 ------------    ------------
 Net increase (decrease) in net assets result-
  ing from operations.........................     23,478,921        (492,846)
                                                 ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income.....     (1,643,189)            --
 Distributions in excess of net investment in-
  come........................................         (8,402)            --
 Distributions from net realized gain.........     (8,647,449)            --
                                                 ------------    ------------
 Total distributions to shareholders*.........    (10,299,040)            --
                                                 ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold..................................     40,108,628     110,628,882
 Shares issued on reinvestment of distribu-
  tions.......................................      9,252,205             --
 Shares redeemed..............................    (39,393,763)    (33,361,344)
                                                 ------------    ------------
 Net increase in net assets resulting from
  capital share transactions (Note 7).........      9,967,070      77,267,538
                                                 ------------    ------------
   TOTAL INCREASE IN NET ASSETS...............     23,146,951      76,774,692
                                                 ------------    ------------
NET ASSETS:
 Beginning of period..........................    148,318,536      71,543,844
                                                 ------------    ------------
 End of period (including accumulated undis-
  tributed net investment income of ($8,402)
  and $632,906, respectively).................   $171,465,487    $148,318,536
                                                 ============    ============
*DISTRIBUTIONS BY CLASS:
Distributions from and in excess of net in-
 vestment income:
 Brinson Class................................   $ (1,649,171)            --
 SwissKey Class...............................         (2,420)            --
Distributions from net realized gain:
 Brinson Class................................     (8,632,718)            --
 SwissKey Class...............................        (14,731)            --
                                                 ------------    ------------
                                                 $(10,299,040)            --
                                                 ============    ============

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                   SIX MONTHS
                                      ENDED           YEAR      AUGUST 31, 1993*
                                DECEMBER 31, 1995     ENDED         THROUGH
BRINSON CLASS                      (UNAUDITED)    JUNE 30, 1995  JUNE 30, 1994
--------------------------------------------------------------------------------
Net asset value, beginning of
 period.......................      $   9.68        $   9.69        $ 10.00
                                    --------        --------        -------
 Income from investment opera-
  tions:
 Net investment income (loss).         (0.07)           0.15           0.10
 Net realized and unrealized
  gain (loss).................          1.57           (0.16)         (0.34)
                                    --------        --------        -------
    Total income (loss) from
     investment operations....          1.50           (0.01)         (0.24)
                                    --------        --------        -------
 Less distributions:
 Distributions from and in ex-
  cess of net investment in-
  come........................         (0.11)            --           (0.07)
 Distributions from net real-
  ized gain...................         (0.56)            --             --
                                    --------        --------        -------
    Total distributions.......         (0.67)            --           (0.07)
                                    --------        --------        -------
Net asset value, end of peri-
 od...........................      $  10.51        $   9.68        $  9.69
                                    ========        ========        =======
Total return (non-annualized).         15.55%          (0.10%)        (2.45%)
Ratios/Supplemental data
 Net assets, end of period (in
  000s).......................      $171,173        $148,319        $71,544
 Ratio of expenses to average
  net assets:
  Before expense reimburse-
   ment.......................          1.40%**         1.23%          1.60%**
  After expense reimbursement.          1.00%**         1.00%          1.00%**
 Ratio of net investment in-
  come to average net assets:
  Before expense reimburse-
   ment.......................          0.89%**         1.93%          1.28%**
  After expense reimbursement.          1.29%**         2.16%          1.88%**
 Portfolio turnover rate......            14%             14%            12%

 * Commencement of investment operations
** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
16

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                JULY 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $10.26
                                                                    ------
 Income from investment operations:
 Net investment loss..........................................       (0.09)
 Net realized and unrealized gain.............................        0.96
                                                                    ------
    Total income from investment operations...................        0.87
                                                                    ------
 Less distributions:
 Distributions from net investment income.....................       (0.09)
 Distributions from net realized gain.........................       (0.56)
                                                                    ------
    Total distributions.......................................       (0.65)
                                                                    ------
Net asset value, end of period................................      $10.48
                                                                    ======
Total return (non-annualized).................................        8.58%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $  293
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        2.24%**
  After expense reimbursement.................................        1.84%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        0.05%**
  After expense reimbursement.................................        0.45%**
 Portfolio turnover rate......................................          14%

 * Commencement of SwissKey Class distribution
** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of ten series: Global Fund, Global Equity Fund, Global Bond Fund, Short-Term Global Income Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, U.S. Cash Management Fund, Non-U.S. Equity Fund and Non-U.S. Bond Fund. The Fund has outstanding two classes of common shares, Brinson Class and SwissKey Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share of the Fund represents an identical interest in the investments of the Fund and has the same rights. The following is a summary of significant accounting policies consistently followed by the Non-U.S. Equity Fund (the "Fund") in the preparation of its financial statements.

A.INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.FOREIGN CURRENCY TRANSLATION: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss in the statement of operations.

C.INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D.INVESTMENT INCOME: Interest income which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E.FEDERAL INCOME TAXES: It is the policy of the Fund to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1995, therefore, no federal income tax provision was required. At December 31, 1995, the Fund had a capital loss carryforward of approximately $5,400,000, of which $260,000, $1,180,000 and $3,960,000 will expire on June 30, 2002, June 30, 2003 and June 30, 2004, respectively.

F.ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from the commencement of operations.

G.DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to distribute its net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to different class expenses.
--------------------------------------------------------------------------------
18

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

H.INCOME AND EXPENSE ALLOCATION: All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes except that the Brinson Class shares will not incur any of the 12b-1 expenses.

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a monthly fee based on the Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse the Fund to the extent total annualized expenses exceed a specified percentage of the Fund's average daily net assets. The expense cap is 1.00% and 1.84% of the average daily net assets of the Brinson Class and SwissKey Class, respectively. Investment advisory fees and other transactions with affiliates for the six months ended December 31, 1995, were as follows:

                                             ADVISORY ADVISORY   FEES   DUE FROM
                                               FEE      FEES   DEFERRED ADVISOR
                                             -------- -------- -------- --------
Non-U.S. Equity Fund........................   0.80%  $656,481 $327,946 $136,513

Certain officers of the Fund are also officers of the Advisor. All officers serve without direct compensation from the Fund. Trustees' fees paid to unaffiliated trustees were $3,489.

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1995, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                          PURCHASES  FROM SALES
                                                         ----------- -----------
Non-U.S. Equity Fund.................................... $44,410,789 $19,198,934

4.FORWARD FOREIGN CURRENCY CONTRACTS
The Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at December 31, 1995 was the Fund's custodian.

5.FUTURES CONTRACTS
The Fund may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Fund enters into such contracts to hedge a portion of its portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) based on the number of open contracts. Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. The statement of operations reflects realized and unrealized gains and losses on these contracts.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

6.DISTRIBUTION PLAN
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Class of shares. Annual fees under the Plan of 0.84% of the average daily net asset of the SwissKey Class are accrued daily.

7. CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                     SIX MONTHS ENDED
                                     DECEMBER 31, 1995         YEAR ENDED
                                        (UNAUDITED)           JUNE 30, 1995
                                   --------------------- -----------------------
                                    SHARES      VALUE      SHARES      VALUE
                                   --------- ----------- ---------- ------------
Sales:
 Brinson Class.................... 3,842,433 $39,699,672 11,370,317 $110,628,882
 SwissKey Class...................    38,337     408,956        --           --
                                   --------- ----------- ---------- ------------
    Total Sales................... 3,880,770 $40,108,628 11,370,317 $110,628,882
                                   ========= =========== ========== ============
Dividend Reinvestment:
 Brinson Class....................   889,697 $ 9,235,055        --           --
 SwissKey Class...................     1,657      17,150        --           --
                                   --------- ----------- ---------- ------------
    Total Dividend Reinvestment...   891,354 $ 9,252,205        --           --
                                   ========= =========== ========== ============
Redemptions:
 Brinson Class.................... 3,753,166 $39,262,830  3,435,839 $ 33,361,344
 SwissKey Class...................    12,037     130,933        --           --
                                   --------- ----------- ---------- ------------
    Total Redemptions............. 3,765,203 $39,393,763  3,435,839 $ 33,361,344
                                   ========= =========== ========== ============

--------------------------------------------------------------------------------
20

                DISTRIBUTED BY: FUND/PLAN BROKER SERVICES, INC.
                                2 W. ELM STREET
                             CONSHOHOCKEN, PA 19428

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the
Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

THE BRINSON FUNDS
--------------------------------------------------------------------------------
209 South LaSalle Street . Chicago, Illinois 60604-1295 . Tel: (800) 448-2430

                                      LOGO
                         SWISSKEY NON-U.S. EQUITY FUND
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1995

                    TRUSTEES AND OFFICERS


--------------------------------------------------------------------------------
LOGO

TRUSTEES

Walter E. Auch


Frank K. Reilly, CFA


Edward M. Roob

OFFICERS

Frank K. Reilly, CFA           Carolyn M. Burke, CPA
Chairman of the Board          Assistant Secretary

                               Catherine E. Macrae
E. Thomas McFarlan             Assistant Secretary
President and Treasurer

                               Debra L. Nichols
Thomas J. Digenan, CPA         Assistant Secretary
Assistant Treasurer

Bruce G. Leto
Secretary

                   ------------------------------------------------------------

                     THE FUND'S ADVISOR -- BRINSON PARTNERS, INC.


--------------------------------------------------------------------------------
LOGO

Brinson Partners, Inc. is an institutional investment management firm structured around teams of investment specialists covering major world asset classes. We specialize in managing multiple asset portfolios that provide clients with the opportunity to participate in all major world asset classes. It is important that investment decisions, whether they pertain to a global portfolio or a single asset class portfolio, be made within the context of a global capital market perspective. Our coordinated application of investment strategies distinguishes Brinson Partners, Inc. as a leader in global investment management of institutional assets.

We firmly believe that asset allocation is portfolio management at its highest and most important level. Performance is maximized through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full long-term investment cycles.

At Brinson Partners, Inc. our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.


                   ------------------------------------------------------------

                    TABLE OF CONTENTS

--------------------------------------------------------------------------------

LOGO

Shareholder Letter............................................................ 4

International Economic Review and Outlook..................................... 5

Non-U.S. Equity Fund.......................................................... 6

Schedule of Investments....................................................... 9

Financial Statements..........................................................13

Financial Highlights..........................................................16

Notes to Financial Statements.................................................18


                   ------------------------------------------------------------

                    SHAREHOLDER LETTER


--------------------------------------------------------------------------------
LOGO

February 22, 1996

Dear Shareholder:

Thank you for investing in the SwissKey Non-U.S. Equity Fund. We appreciate the confidence you have placed in us. As we begin the first quarter of 1996, we are pleased to present you with the December 31, 1995 Semi-Annual Report for the SwissKey Non-U.S. Equity Fund.

A COMPELLING COMBINATION OF TWO GLOBAL INVESTMENT LEADERS

In the world of global investing, the combination of Swiss Bank Corporation and Brinson Partners, Inc. adds world class value to our clients' investments.

Swiss Bank Corporation, founded in 1872, is a global financial institution serving the needs of worldwide corporate, public and private clients. With more than $191 billion in assets and a strong presence in 40 countries, Swiss Bank Corporation is the largest fund manager in Switzerland and is among the top money managers worldwide. Swiss Bank Corporation holds membership in the world's leading stock exchanges.

Brinson Partners, Inc. currently manages over $53 billion in assets for clients which include employee benefit plans and other institutional investors. The firm is the largest U.S. active manager of global assets and has operated under the same investment philosophy and senior management for almost two decades.

Fund Performance

Since the commencement of the SwissKey Class distribution on July 31, 1995, the SwissKey Non-U.S. Equity Fund has provided a total return of 8.58% versus the benchmark return of 2.20% for the MSCI Non-U.S. Equity (Free) Index.

Current Strategy

Although the Japanese equities are still overvalued, the Fund is only modestly underweight in Japan as downward adjustment of the yen should benefit the equity market. The Fund currently holds a 4% cash hedge. Currency strategy continues to focus on reducing the risk of exposure to the yen and DM-bloc currencies. Even after their declines from the peaks reached last April, the levels of these currencies are still above fair value.

We look forward to the challenges ahead and, as always, welcome your thoughts and comments.

Sincerely,

/s/ Raoul Weil        /s/ Raymond Simon
Raoul Weil            Raymond Simon
Executive Director    Executive Director
Private Investors &   Private Investors &
Asset Management      Asset Management

                   ------------------------------------------------------------

                    INTERNATIONAL ECONOMIC REVIEW AND OUTLOOK


-------------------------------------------------------------------------------
LOGO
Interest rates declined across the globe in 1995 but the underlying real rates remained high. The motives varied across countries but the common theme of the monetary authorities was vigilance against excess liquidity. The problem areas in the real economies were left to fend for themselves, without access to the monetary printing presses that had been so readily available in the past. As a result, inflation remains modest but structural unemployment remains high and economic growth has slowed in most countries. Whether this new separation between nominal and real economic policies is maintained is the great uncertainty in the international outlook.

In Europe, the move toward economic and monetary union is the dominant force as the monetary rules continue to be set by the Bundesbank with its unrelenting pursuit of deutschemark integrity. Other countries that remain committed to the requirements of the Exchange Rate Mechanism have kept their currencies in line with the DM. On the plus side, those countries that have kept their currencies most closely tied to the DM now have inflation rates of 2% or less. But this has also worked to keep most European currencies, including the DM, significantly overpriced in world markets, aggravating the already severe competitive problems that result from the generally high labor costs and extensive government involvement in economic affairs that characterize the region. The result has been a slowing of economic growth and persistently high rates of unemployment.

The planned move to a single currency (Euro), managed by a single European central bank, has probably been a major factor in this situation. On the one hand, the credibility of a single European currency requires the various governments to show a commitment to consistent, sound monetary policies. On the other hand, however, the Germans remain suspicious of losing the proven discipline of the Bundesbank. Thus, the German central bank presses hard to wring as much inflation out of the system ahead of the adoption of the single currency and the other governments see themselves as forced to go along. While it will be a new game if and when the Bundesbank relinquishes its duties, the near-term outlook for Europe is that monetary policy will continue to focus on price stability while economic growth prospects will depend primarily on structural reform.

The paper wealth that the Japanese created for themselves with the speculative bubble in their domestic asset prices ultimately led to both a collapse of asset prices within Japan and a surge in the value of the yen against most other currencies. This wiped out a significant portion of the yen value of the non-Japanese assets that they had accumulated. Inside Japan, the appreciation of the yen produced a wealth transfer from investors to consumers, effectively offsetting the pro-capital, anti-consumption policy of the government.

The large volume of trade between the U.S. and Japan, plus the large capital flows, gave the appearance that the strength of the yen was actually a problem of a weak dollar which, in turn, reflected heavy U.S. borrowing abroad. Ergo, the focus on the Federal budget deficit as the source of the problem. While little good has resulted from the explosive growth of the Federal budget, its contribution to the problems of the dollar into early 1995 was coincidental. Instead, the lead role was played by the Japanese, as the government steadfastly refused to recognize the aggregate wealth loss that was necessary to clean up the excesses of the speculative bubble of the late 1980s. In using official powers, including the Bank of Japan to soften the adjustment, market forces took the lead in correcting the situation. That meant sharp, real appreciation of the yen and a period of prolonged economic weakness that continues into 1996.

                   ------------------------------------------------------------

                    NON-U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO
The Non-U.S. Equity Fund invests in the common stocks of companies headquartered in the established non-U.S. stock markets. This exposure to the full range of investable developed non-U.S. equity markets helps provide the foundation for enhanced investment performance.

Since its inception on July 31, 1995, the Non-U.S. Equity Fund has earned an unannualized return of 8.58% versus a benchmark return of 2.20% for the MSCI Non-U.S. Equity (Free) Index.

Below is a discussion of the 1995 international equity markets activity, as well our current investment strategies.

During 1995, the best performing markets in dollar-hedged terms were Switzerland, gaining 30.58%; Hong Kong, rising 22.28%; the U.K., up 21.83%; and the Netherlands, increasing 20.15%. Many other markets registered double-digit returns. Within this environment of general market strength, Japan was the underperformer, with a dollar-hedged return of 9.16%. In sharp contrast, Austria declined 10.68%, while Italy and Finland were also weak, declining 4.65% and 3.85%, respectively.

Market allocation contributed significantly to performance. Overweights in several Anglo-Saxon markets were successful. The overall impact of strategic cash was neutral: a result of varying cash strategies and the widely differing performance of the non-U.S. markets at various points throughout the year.

Currency allocation was the greatest positive contributor to performance, helped by the strength of the U.S. dollar against the yen, as well as the positive performance of the Canadian dollar, the New Zealand dollar and most of the other currencies (the Italian lira, the Spanish peseta and the Swedish krona), where the Fund was overweighted. The current U.S. dollar overweight and, to a lesser extent, that of the Canadian dollar are driven by a minimal exposure to the Japanese yen and the DM-bloc currencies. The latter currencies continue to be overvalued and pose an ongoing risk to the portfolio.

Stock selection was neutral. Positive stock selection from Japan resulted from the portfolio's exposure to high quality defensive issues and exporters, and underexposure to cyclicals in an environment of market decline. This was offset by a negative contribution from overweighting European financials.

                   ------------------------------------------------------------

                    NON-U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO

 TOTAL RETURN

                                             Since
                                   Quarter Inception*
-----------------------------------------------------
SWISSKEY NON-U.S. EQUITY FUND       5.40%     8.58%
MSCI Non-U.S. Equity (Free) Index   4.11      2.20
-----------------------------------------------------

*Inception date of the SwissKey Non-U.S. Equity Fund
Total return includes reinvestment of all capital gain and income distributions.


 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth    No adjustment has been made
in the value of an             for any income taxes payable
investment in the SwissKey     by shareholders on income
Non-U.S. Equity Fund and the   dividends and capital gain
MSCI Non-U.S. Equity (Free)    distributions.  Past
Index if you had invested      performance is no guarantee
$10,000 on July 31, 1995,      of future results.  Share
and had reinvested all your    price and return will vary
income dividends and capital   with market conditions;
gain distributions through     investors may realize a gain
December 31, 1995.             or loss upon redemption.

SWISSKEY NON-U.S. EQUITY FUND
VS. MSCI NON-U.S. EQUITY (FREE) INDEX
Wealth Value with Dividends Reinvested

                             [GRAPH APPEARS HERE]


              SwissKey               MSCI
              Non-U.S.             Non-U.S.
             Equity Fund      Equity (Free) Index
             -----------      -------------------
 7/31/95       $10,000              $10,000
 8/31/95        10,146                9,632
 9/30/95        10,302                9,817
10/31/95        10,205                9,563
11/30/95        10,448                9,835
12/31/95        10,858               10,220

7/31/95=$10,000             Data through 12/31/95

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                  -------------------------------------------------------------

                    NON-U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

---------------------------------------
NON-U.S. EQUITIES
Aerospace & Military              0.43%
Airlines                          0.13
Appliances & Household Durables   2.23
Automobiles                       2.54
Banking                          11.46
Beverages & Tobacco               2.41
Broadcasting & Publishing         1.36
Building Materials                0.60
Business & Public Service         2.84
Chemicals                         2.86
Construction                      1.69
Data Processing                   0.94
Electric Components               1.09
Electronics                       4.00
Energy                            7.65
Financial Services                1.38
Food & House Products             4.36
Forest Products                   1.43
Goldmines                         0.18
Health & Personal Care            3.67
Industrial Components             2.05
Insurance                         3.88
---------------------------------------

Leisure & Tourism                 0.31%
Machinery & Engineering           1.28
Merchandising                     5.03
Miscellaneous Materials           1.47
Multi-Industry                    3.64
Non-Ferrous Metals                0.90
Real Estate                       0.31
Recreation                        0.58
Shipping                          0.58
Steel                             1.04
Telecommunications                3.13
Textiles & Apparel                0.26
Transportation                    0.83
Utilities                         4.84
                                ------
  Total Non-U.S. Equities        83.38*
                                ------
SHORT-TERM INVESTMENTS           11.64*
                                ------
  TOTAL INVESTMENTS              95.02
CASH AND OTHER ASSETS,
 LESS LIABILITIES                 4.98
                                ------
  NET ASSETS                    100.00%
                                ======

 MARKET AND CURRENCY STRATEGY

As of December 31, 1995 (Unaudited)

                   Portfolio
               -----------------
                Market  Currency
               Strategy Strategy Index
---------------------------------------
U.S. Dollar       0.0%    42.5%    0.0%
Japan            37.3     11.3    39.3
Australia         4.1      4.1     2.5
Belgium           2.7      0.7     1.1
Canada            3.6     12.0     3.7
France            8.2      0.7     6.0
Germany           5.8      0.3     6.6
Hong Kong         0.0      0.0     3.0
Italy             2.3      5.8     2.1
Malaysia          1.0      1.0     2.1
Netherlands       6.1      0.2     3.8
New Zealand       2.2      2.2     0.4
Spain             2.8      2.8     1.7
Sweden            0.0      0.0     1.9
Switzerland       2.3      0.3     5.7
U.K.             17.6     16.1    16.2
Cash Reserves     4.0      0.0     0.0
Other Markets     0.0      0.0     3.9
---------------------------------------
                100.0%   100.0%  100.0%

 TOP TEN NON-U.S. EQUITY HOLDINGS

As of December 31, 1995 (Unaudited)

  Percent of Net Assets
-----------------------
 1. Royal Dutch Petroleum           1.92%
 2. General Electric PLC            1.39
 3. Lloyds TSB Group                1.33
 4. Ito-Yokado Co.                  1.26
 5. Toray Industries, Inc.          1.12
 6. British Telecommunications      1.08
 7. Matsushita Electric Industrial  1.07
 8. Toshiba Corp.                   1.02
 9. Sekisui House                   1.02
10. Grand Metropolitan              0.98
-----------------------------------------

*The Fund held a long position in Topix futures on December 31, 1995 which increased Japanese equity exposure from 26.10% to 37.58% and decreased the Fund's exposure to Short Term Investments from 11.64% to 0.16%

                   ------------------------------------------------------------
8

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES     VALUE
                                                           ------- ------------
Non-U.S. Equities -- 83.38%
AUSTRALIA -- 3.82%
Amcor Ltd.................................................  60,700 $    428,959
ANZ Banking Group.........................................  74,319      348,845
Broken Hill Proprietary................................... 118,970    1,681,492
CRA Ltd...................................................  42,800      628,485
David Jones Ltd. (b)...................................... 146,000      222,644
Lend Lease Corp...........................................  36,188      524,932
National Australia Bank...................................  76,448      688,106
News Corp.................................................  83,000      443,309
Pacific Dunlop Ltd........................................  70,000      164,026
Qantas Airways Ltd........................................ 131,900      219,784
Santos Ltd................................................ 102,300      299,070
Western Mining Corp.......................................  38,700      248,730
Westpac Banking Corp. Ltd................................. 144,951      642,645
                                                                   ------------
                                                                      6,541,027
                                                                   ------------
BELGIUM -- 2.64%
Delhaize-Le Lion, S.A.....................................   7,500      310,898
Electrabel................................................   3,565      847,918
Fortis AG.................................................   3,710      451,288
Groupe Bruxelles Lambert..................................   2,430      337,283
Kredietbank...............................................   2,310      631,836
Petrofina.................................................   1,875      574,014
Petrofina S.A. Warrants '97 (b)...........................      57          755
Societe Generale de Belgique..............................   3,428      283,619
Solvay....................................................     735      397,083
Tractebel.................................................   1,250      516,039
Union Mineire (b).........................................   2,680      179,390
                                                                   ------------
                                                                      4,530,123
                                                                   ------------
CANADA -- 3.60%
Alcan Aluminium Ltd.......................................  15,600      484,712
Bank of Montreal..........................................  34,800      791,025
Barrick Gold Corp.........................................  12,000      316,762
Canadian Pacific Ltd......................................  41,300      753,291
Imperial Oil Canada Ltd...................................  16,200      586,505
Moore Corp. Ltd...........................................  10,000      187,894
Noranda, Inc..............................................  15,500      319,649
Norcen Energy.............................................  13,900      208,938
Northern Telecom Ltd......................................   7,900      338,145
Nova Corporation of Alberta...............................  24,400      196,803
Royal Bank of Canada......................................  27,900      636,741
Seagram Co. Ltd...........................................  13,700      472,137
Thomson Corp..............................................  41,100      572,591
TransCanada Pipeline Ltd..................................  22,500      311,400
                                                                   ------------
                                                                      6,176,593
                                                                   ------------
FRANCE -- 8.29%
Accor.....................................................   3,470      449,838
Alcatel Alsthom...........................................   6,114      527,815
Banque Nationale de Paris.................................  19,230      868,586
Carnaud Metal Box.........................................  10,710      490,541
Cep Communications........................................   4,400      365,272
Cie Bancaire S.A. ........................................   3,697      414,255
Cie de Saint Gobain.......................................   7,020      777,990
Cie Fin de Suez...........................................  10,427      430,674

                                                            SHARES     VALUE
                                                            ------- -----------
Colas......................................................   1,777 $   297,947
Credit Local de France.....................................  10,550     845,622
GAN (b)....................................................   3,480     127,371
Generale des Eaux..........................................   9,019     901,605
LVMH (Moet-Hennessy Louis Vuitton).........................   6,315   1,317,078
Michelin Class B...........................................  11,800     471,218
Pechiney Cert D'Invest.....................................   8,010     303,000
Peugeot S.A................................................  10,780   1,423,932
Sanofi.....................................................   7,901     507,121
Societe Generale...........................................   9,136   1,130,184
Societe Nationale Elf Aquitaine............................  11,334     836,157
Total Co. "B"..............................................  18,160   1,227,228
UAP........................................................  18,891     494,041
                                                                    -----------
                                                                     14,207,475
                                                                    -----------
GERMANY -- 5.21%
Allianz AG Holding.........................................     588   1,156,856
BASF AG....................................................   1,733     391,084
Bayer......................................................   1,824     485,279
Bayer Motoren Werken.......................................     800     413,610
Bayer Vereinsbank..........................................  10,914     327,885
Commerzbank................................................   1,664     395,858
Daimler-Benz...............................................     810     409,726
Deutsche Bank..............................................  26,257   1,249,285
Hoechst....................................................   1,808     492,643
Kaufhof Holding AG.........................................   1,222     373,097
Mannesmann.................................................   2,427     774,070
Munchener Ruck.............................................     322     695,158
Munchener Ruck Warrants '98 (b)............................      12       1,589
Preussag...................................................   1,319     372,302
RWE........................................................   1,350     491,878
Schering...................................................   3,442     229,178
Veba.......................................................  15,588     668,695
                                                                    -----------
                                                                      8,928,193
                                                                    -----------
ITALY -- 2.47%
Assic Generali.............................................  31,500     763,431
Eni ADR (c)................................................  22,100     756,925
Fiat Spa Priv.............................................. 231,000     422,253
Instituto Mobilaire Italiano...............................  83,000     523,167
Italgas....................................................  95,000     289,223
LaRinascente...............................................  27,000     163,550
LaRinascente Savings (Risp)................................  29,000      82,257
Mediobanca.................................................  15,000     103,956
Montedison (b)............................................. 242,000     162,300
Sai Di Risp................................................  37,000     153,692
Telecom Italia............................................. 357,000     436,998
Telecom Italia Mobile (b).................................. 357,000     375,792
                                                                    -----------
                                                                      4,233,544
                                                                    -----------
JAPAN -- 26.10%
Amada......................................................  72,000     711,973
Asahi Glass Co.............................................  86,000     958,798
Bank of Tokyo..............................................  42,000     736,985
Canon, Inc.................................................  62,000   1,123,994
Canon Sales................................................  22,050     587,857
Citizen Watch Co...........................................  66,000     505,477
Dai Nippon Printing........................................  65,000   1,102,763
Daiichi Pharmaceutical Co. Ltd.............................  30,000     427,533

--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES     VALUE
                                                           ------- ------------
JAPAN (CONTINUED)
Daikin Kogyo Co...........................................  71,000 $    695,201
Daiwa House Industries....................................  36,000      593,311
Fanuc Co..................................................  18,200      788,696
Fujitsu...................................................  43,000      479,399
Hitachi Ltd............................................... 140,000    1,411,537
Honda Motor Co............................................  42,000      867,281
Inax......................................................  69,000      655,550
Isetan....................................................  24,000      395,540
Ito Yokado Co.............................................  35,000    2,158,022
Keio Teito Electric Railway...............................  75,000      436,985
Kinki Nippon Railway......................................  80,000      604,944
Kirin Brewery Co. Ltd.....................................  37,000      437,615
Kuraray Co. Ltd...........................................  39,000      427,242
Maeda Road Construction...................................  14,000      259,234
Marui Co..................................................  21,000      437,712
Matsushita Electric Industrial............................ 113,000    1,840,427
Mitsubishi Bank...........................................  30,000      706,738
Mitsubishi Paper..........................................  88,000      529,792
NGK Insulators............................................ 115,000    1,148,328
Nichii Co.................................................  54,000      717,208
Nintendo..................................................   6,500      494,668
Nippon Denso Co...........................................  49,000      916,820
Nippon Meat Packers.......................................  45,000      654,387
Nippon Steel Corp.........................................  52,000      178,459
Orix Corp.................................................   7,000      288,415
Osaka Gas Corp............................................ 292,000    1,010,606
Pioneer Electronics.......................................  32,000      586,331
Sankyo Co. Ltd. ..........................................  52,000    1,169,559
Secom Co..................................................  17,000    1,183,325
Seino Transportation......................................  24,000      402,521
Sekisui House............................................. 137,000    1,753,175
Shinmaywa Industries Ltd. ................................  44,000      363,432
Sony Corp.................................................  17,300    1,038,168
Sumitomo Bank.............................................  75,000    1,592,341
Sumitomo Electric Industries..............................  59,000      709,258
Takeda Chemical Industries................................  80,000    1,318,468
TDK Corp..................................................  21,000    1,072,904
Tokio Marine & Fire.......................................  65,000      850,703
Tokyo Electric Power......................................  31,512      843,171
Tokyo Steel Mfg...........................................  52,700      970,722
Tonen Corp................................................  38,000      556,277
Toray Industries, Inc..................................... 291,000    1,918,371
Toshiba Corp.............................................. 224,000    1,756,820
Toyo Suisan Kaisha........................................  41,000      508,774
Toyota Motor Corp.........................................  21,000      445,855
Yamazaki Baking Co. Ltd. .................................  23,000      428,114
                                                                   ------------
                                                                     44,757,786
                                                                   ------------
MALAYSIA -- 0.87%
Genting...................................................  10,000       83,497
Hume Industries...........................................  23,000      110,516
Kuala Lumpur Kepong.......................................  48,000      152,186
Land & General Holdings...................................  51,500      111,560
Malayan Bank..............................................  24,000      202,284

                                                           SHARES     VALUE
                                                           ------- ------------
Nestle Malaysia................................             15,000 $    109,886
Sime Darby.....................................             77,000      204,707
Telekom Malaysia...............................             37,000      288,539
Tenaga Nasional................................             60,000      236,313
                                                                   ------------
                                                                      1,499,488
                                                                   ------------
NETHERLANDS -- 6.07%
ABN-AMRO Holdings..............................             28,424    1,296,191
D.S.M..........................................              4,150      341,734
Internationale Nederlanden Groep NV............             24,818    1,659,694
KPN NV.........................................             16,627      604,712
Philips Electronics............................             10,000      361,822
Royal Dutch Petroleum..........................             23,630    3,304,957
Royal Dutch Petroleum New York Shares..........              6,200      874,975
Unilever NV....................................             10,740    1,510,836
VNU-Ver Ned Uitger.............................              3,350      460,390
                                                                   ------------
                                                                     10,415,311
                                                                   ------------
NEW ZEALAND -- 1.82%
Brierly Investment.............................            798,600      631,738
Carter Holt Harvey.............................            333,600      719,718
Fletcher Challenge Ltd.........................            306,200      706,646
Fletcher Challenge Forest Division.............             43,445       61,918
Telecom Corp. of New Zealand Ltd...............             62,200      268,384
Telecom Corp. of New Zealand Ltd. ADS (c)......             10,500      728,438
                                                                   ------------
                                                                      3,116,842
                                                                   ------------
SPAIN -- 2.44%
Banco Bilbao-Vizcaya...........................              8,700      313,368
Banco Intercontinental.........................              3,020      293,726
Banco Popular..................................              1,680      309,763
Banco Santander................................              9,500      476,864
Empresa NAC Electric...........................              6,400      362,402
Iberdrola S.A..................................             89,400      817,926
Repsol S.A.....................................              1,200       39,316
Repsol S.A. ADR (c)............................             11,300      371,487
Sevillana de Electric..........................             30,900      239,918
Telefonica de Espana...........................             59,500      823,910
Viscofan.......................................             11,300      134,120
                                                                   ------------
                                                                      4,182,800
                                                                   ------------
SWITZERLAND -- 2.30%
Ciba-Geigy (Reg.)..............................                503      443,721
CS Holdings....................................              4,078      419,106
Nestle (Reg.) S.A..............................              1,011    1,121,185
Roche Holdings Gen.............................                104      824,787
Schweiz Bankgesellschaft.......................                420      456,284
Societe Generale Surveillance (Br).............                160      318,443
Zurich Insurance...............................              1,191      357,114
                                                                   ------------
                                                                      3,940,640
                                                                   ------------

--------------------------------------------------------------------------------
10

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                           SHARES     VALUE
                                                           ------- ------------
UNITED KINGDOM -- 17.75%
Asda Group................................................ 152,200 $    261,110
Bass......................................................  84,000      937,680
B.A.T. Industries PLC..................................... 106,000      933,939
BET PLC................................................... 160,400      316,268
Booker PLC................................................  34,500      191,756
British Gas............................................... 355,300    1,401,121
British Petroleum......................................... 198,756    1,663,243
British Telecommunications................................ 337,000    1,852,166
Charter Group.............................................  43,280      579,889
Coats Viyella............................................. 163,100      443,138
FKI....................................................... 174,625      447,339
General Electric PLC...................................... 432,400    2,383,201
Glaxo Holdings............................................  70,500    1,001,514
Grand Metropolitan........................................ 233,700    1,683,540
Guinness.................................................. 129,300      951,532
Hanson.................................................... 209,500      626,126
Hillsdown Holdings........................................ 162,900      427,420
House of Fraser........................................... 293,800      816,491
Legal and General.........................................  50,000      520,106
Lloyds Abbey Life.........................................  72,100      503,726
Lloyds TSB Group.......................................... 443,185    2,277,507
Lucas Industries.......................................... 104,683      294,172
Marks & Spencer........................................... 104,900      732,883
Mirror Group.............................................. 179,600      490,756
National Power............................................  83,500      582,724
National Westminster Bank................................. 100,300    1,010,630
Ocean Group...............................................  67,800      408,421
P & O.....................................................  78,700      581,605
Reckitt & Colman..........................................  58,575      648,408
Redland...................................................  45,600      275,398
RJB Mining PLC............................................  18,000      153,144
Rolls Royce............................................... 251,500      737,983
Royal Insurance...........................................  78,300      464,378
Sears PLC................................................. 344,700      556,572
Sedgwick Group............................................  66,600      125,114
SmithKline Beecham Unit...................................  74,800      815,240
Tesco..................................................... 206,900      954,034
Thames Water..............................................  66,600      581,109
Unilever Ord 5p...........................................  18,900      388,211
W.H. Smith Group..........................................  62,500      411,427
                                                                   ------------
                                                                     30,431,021
                                                                   ------------
Total Non-U.S. Equities (Cost $133,708,210)...............          142,960,843
                                                                   ------------

                                                          FACE
                                                         AMOUNT       VALUE
                                                      ------------ ------------
Short-Term Investments -- 11.64%
COMMERCIAL PAPER -- 11.64%
Baxter International, Inc.
 6.05%, due 01/02/96................................. $    858,000 $    857,856
Burlington Northern Santa Fe
 6.05%, due 01/03/96.................................    3,500,000    3,498,824
Conagra, Inc.
 5.91%, due 01/04/96.................................    1,449,000    1,448,286
 6.05%, due 01/11/96.................................    2,000,000    1,996,639
CSX Corp.
 6.00%, due 01/08/96.................................    1,000,000      998,833
General American Transportation Corp. 6.20%, due
 01/18/96............................................    1,500,000    1,495,608
Nabisco Holdings Corp.
 5.85% due 01/03/96..................................    2,000,000    1,999,350
 6.04% due 01/19/96..................................    2,000,000    1,993,960
P.S. Colorado Credit Corp.
 6.03%, due 01/04/96.................................    1,000,000      999,498
Texas Utilities Electric Co.
 6.30%, due 01/05/96.................................    1,580,000    1,578,894
Trinova Corp.
 6.10%, due 01/10/96.................................    1,500,000    1,497,713
Whitman Corp.
 5.95%, due 01/02/96.................................    1,590,000    1,589,737
                                                                   ------------
Total Short-Term Investments
 (Cost $19,955,198)..................................                19,955,198
                                                                   ------------
Total Investments
 (Cost $153,663,408) -- 95.02% (a)...................               162,916,041
                                                                   ------------
Cash and other assets,
 less liabilities -- 4.98%...........................                 8,549,446
                                                                   ------------
Net Assets -- 100%...................................              $171,465,487
                                                                   ============

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $153,663,408; net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $13,386,676
      Gross unrealized depreciation................................  (4,134,043)
                                                                    -----------
        Net unrealized appreciation................................ $ 9,252,633
                                                                    ===========

(b) Non-income producing security
(c) Denominated in U.S. dollars

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Non-U.S. Equity Fund had the following open forward foreign currency contracts as of December 31, 1995:

                                SETTLEMENT     LOCAL       CURRENT   UNREALIZED
                                   DATE      CURRENCY       VALUE    GAIN/(LOSS)
                                ---------- ------------- ----------- ----------
      FORWARD FOREIGN CURRENCY
      BUY CONTRACTS
      British Pound...........    02/23/96     4,349,179 $ 6,731,818 $   61,594
      Canadian Dollar.........    02/23/96    18,400,000  13,490,660   (212,050)
      Italian Lira............    02/23/96 9,100,000,000   5,695,748    117,888
      Swedish Krone...........    02/23/96    45,000,000   6,760,544    342,059
      Swiss Franc.............    02/23/96     1,900,000   1,660,381    (17,323)
      FORWARD FOREIGN CURRENCY
      SALE CONTRACTS
      Belgian Franc...........    02/23/96    95,000,000   3,234,815     25,868
      British Pound...........    02/23/96     5,600,000   8,667,884    113,620
      Dutch Guilder...........    02/23/96    14,500,000   9,073,927     60,437
      French Franc............    02/23/96    63,500,000  12,996,665   (233,672)
      German Mark.............    02/23/96    11,000,000   7,706,385     50,409
      Japanese Yen............    02/23/96 2,480,000,000  24,227,645    995,474
      Swedish Krone...........    02/23/96    45,000,000   6,760,544    (90,320)
      Swiss Franc.............    02/23/96     5,800,000   5,068,532      9,734
                                                                     ----------
        Total.................                                       $1,223,718
                                                                     ==========

FUTURES CONTRACTS (NOTE 5)

INDEX FUTURES CONTRACTS:
The Non-U.S. Equity Fund had the following open index futures contracts as of December 31, 1995:

                                SETTLEMENT                 CURRENT   UNREALIZED
                                   DATE        COST         VALUE       GAIN
                                ---------- ------------- ----------- ----------
      INDEX FUTURES BUY CON-
       TRACTS
      Topix, 129 contracts....  March 1996 $  18,731,071 $19,684,537 $  953,466
                                                                     ==========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1995 was $3,410,000.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
12

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $153,663,408) (Note 1).............. $162,916,041
 Cash............................................................    8,984,132
 Foreign currency, at value (Cost $1,586,415)....................    1,587,196
 Receivables:
  Investment securities sold.....................................      296,568
  Dividends......................................................      369,100
  Variation Margin (Note 5) .....................................    1,713,031
  Fund shares sold...............................................       30,501
  Due from Advisor (Note 2)......................................      136,513
 Net unrealized appreciation on forward foreign currency con-
  tracts.........................................................    1,223,718
 Deferred organization costs, net of amortization (Note 1).......       52,471
 Other assets....................................................        5,691
                                                                  ------------
    TOTAL ASSETS.................................................  177,314,962
                                                                  ------------
LIABILITIES:
 Payables:
  Investment securities purchased................................    5,557,261
  Fund shares redeemed...........................................       10,985
  Accrued expenses...............................................      281,229
                                                                  ------------
    TOTAL LIABILITIES............................................    5,849,475
                                                                  ------------
NET ASSETS....................................................... $171,465,487
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)........................................ $159,325,358
 Accumulated distributions in excess of net investment income....       (8,402)
 Accumulated net realized gain...................................      712,468
 Net unrealized appreciation.....................................   11,436,063
                                                                  ------------
    NET ASSETS................................................... $171,465,487
                                                                  ============
OFFERING PRICE PER SHARE:
 Brinson Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $171,172,601 and 16,293,814 shares is-
   sued and outstanding) (Note 7)................................ $      10.51
                                                                  ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $292,886 and 27,957 shares issued and
   outstanding) (Note 7)......................................... $      10.48
                                                                  ============

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $170,023 for foreign taxes withheld)........... $ 1,328,093
 Interest.........................................................     550,191
                                                                   -----------
    TOTAL INCOME..................................................   1,878,284
                                                                   -----------
EXPENSES:
 Advisory (Note 2)................................................     656,481
 Custodian........................................................     148,000
 Professional.....................................................      72,177
 Accounting.......................................................      68,112
 Amortization of organization costs (Note 1)......................       1,411
 Distribution (Note 6)............................................         367
 Other............................................................     202,366
                                                                   -----------
    TOTAL EXPENSES................................................   1,148,914
    Expenses deferred by Advisor (Note 2).........................    (327,946)
                                                                   -----------
    NET EXPENSES..................................................     820,968
                                                                   -----------
    NET INVESTMENT INCOME ........................................   1,057,316
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments.....................................................   3,674,620
  Futures contracts...............................................     759,566
  Foreign currency transactions...................................  10,968,352
                                                                   -----------
    Net realized gain.............................................  15,402,538
                                                                   -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency ...............................   5,466,900
  Futures contracts ..............................................     953,466
  Forward contracts...............................................     600,102
  Translation of other assets and liabilities denominated in for-
   eign currency..................................................      (1,401)
                                                                   -----------
    Change in net unrealized appreciation or depreciation.........   7,019,067
                                                                   -----------
Net realized and unrealized gain..................................  22,421,605
                                                                   -----------
Net increase in net assets resulting from operations.............. $23,478,921
                                                                   ===========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
14

                    NON-U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED      YEAR
                                               DECEMBER 31, 1995     ENDED
                                                  (UNAUDITED)    JUNE 30, 1995
                                               ----------------- -------------
OPERATIONS:
 Net investment income........................   $  1,057,316    $  2,518,556
 Net realized gain (loss).....................     15,402,538      (5,050,764)
 Change in net unrealized appreciation or de-
  preciation .................................      7,019,067       2,039,362
                                                 ------------    ------------
 Net increase (decrease) in net assets result-
  ing from operations.........................     23,478,921        (492,846)
                                                 ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income.....     (1,643,189)            --
 Distributions in excess of net investment in-
  come........................................         (8,402)            --
 Distributions from net realized gain.........     (8,647,449)            --
                                                 ------------    ------------
 Total distributions to shareholders*.........    (10,299,040)            --
                                                 ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold..................................     40,108,628     110,628,882
 Shares issued on reinvestment of distribu-
  tions.......................................      9,252,205             --
 Shares redeemed..............................    (39,393,763)    (33,361,344)
                                                 ------------    ------------
 Net increase in net assets resulting from
  capital share transactions (Note 7).........      9,967,070      77,267,538
                                                 ------------    ------------
   TOTAL INCREASE IN NET ASSETS...............     23,146,951      76,774,692
                                                 ------------    ------------
NET ASSETS:
 Beginning of period..........................    148,318,536      71,543,844
                                                 ------------    ------------
 End of period (including accumulated undis-
  tributed net investment income of ($8,402)
  and $632,906, respectively).................   $171,465,487    $148,318,536
                                                 ============    ============
*DISTRIBUTIONS BY CLASS:
Distributions from and in excess of net in-
 vestment income:
 Brinson Class................................   $ (1,649,171)            --
 SwissKey Class...............................         (2,420)            --
Distributions from net realized gain:
 Brinson Class................................     (8,632,718)            --
 SwissKey Class...............................        (14,731)            --
                                                 ------------    ------------
                                                 $(10,299,040)            --
                                                 ============    ============

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                   SIX MONTHS
                                      ENDED           YEAR      AUGUST 31, 1993*
                                DECEMBER 31, 1995     ENDED         THROUGH
BRINSON CLASS                      (UNAUDITED)    JUNE 30, 1995  JUNE 30, 1994
--------------------------------------------------------------------------------
Net asset value, beginning of
 period.......................      $   9.68        $   9.69        $ 10.00
                                    --------        --------        -------
 Income from investment opera-
  tions:
 Net investment income (loss).         (0.07)           0.15           0.10
 Net realized and unrealized
  gain (loss).................          1.57           (0.16)         (0.34)
                                    --------        --------        -------
    Total income (loss) from
     investment operations....          1.50           (0.01)         (0.24)
                                    --------        --------        -------
 Less distributions:
 Distributions from and in ex-
  cess of net investment in-
  come........................         (0.11)            --           (0.07)
 Distributions from net real-
  ized gain...................         (0.56)            --             --
                                    --------        --------        -------
    Total distributions.......         (0.67)            --           (0.07)
                                    --------        --------        -------
Net asset value, end of peri-
 od...........................      $  10.51        $   9.68        $  9.69
                                    ========        ========        =======
Total return (non-annualized).         15.55%          (0.10%)        (2.45%)
Ratios/Supplemental data
 Net assets, end of period (in
  000s).......................      $171,173        $148,319        $71,544
 Ratio of expenses to average
  net assets:
  Before expense reimburse-
   ment.......................          1.40%**         1.23%          1.60%**
  After expense reimbursement.          1.00%**         1.00%          1.00%**
 Ratio of net investment in-
  come to average net assets:
  Before expense reimburse-
   ment.......................          0.89%**         1.93%          1.28%**
  After expense reimbursement.          1.29%**         2.16%          1.88%**
 Portfolio turnover rate......            14%             14%            12%

 * Commencement of investment operations
** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
16

                    NON-U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                JULY 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $10.26
                                                                    ------
 Income from investment operations:
 Net investment loss..........................................       (0.09)
 Net realized and unrealized gain.............................        0.96
                                                                    ------
    Total income from investment operations...................        0.87
                                                                    ------
 Less distributions:
 Distributions from net investment income.....................       (0.09)
 Distributions from net realized gain.........................       (0.56)
                                                                    ------
    Total distributions.......................................       (0.65)
                                                                    ------
Net asset value, end of period................................      $10.48
                                                                    ======
Total return (non-annualized).................................        8.58%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $  293
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        2.24%**
  After expense reimbursement.................................        1.84%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        0.05%**
  After expense reimbursement.................................        0.45%**
 Portfolio turnover rate......................................          14%

 * Commencement of SwissKey Class distribution
** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of ten series: Global Fund, Global Equity Fund, Global Bond Fund, Short-Term Global Income Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, U.S. Cash Management Fund, Non-U.S. Equity Fund and Non-U.S. Bond Fund. The Fund has outstanding two classes of common shares, Brinson Class and SwissKey Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share of the Fund represents an identical interest in the investments of the Fund and has the same rights. The following is a summary of significant accounting policies consistently followed by the Non-U.S. Equity Fund (the "Fund") in the preparation of its financial statements.

A.INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.FOREIGN CURRENCY TRANSLATION: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss in the statement of operations.

C.INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D.INVESTMENT INCOME: Interest income which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E.FEDERAL INCOME TAXES: It is the policy of the Fund to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1995, therefore, no federal income tax provision was required. At December 31, 1995, the Fund had a capital loss carryforward of approximately $5,400,000, of which $260,000, $1,180,000 and $3,960,000 will expire on June 30, 2002, June 30, 2003 and June 30, 2004, respectively.

F.ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from the commencement of operations.

G.DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to distribute its net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to different class expenses.
--------------------------------------------------------------------------------
18

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

H.INCOME AND EXPENSE ALLOCATION: All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes except that the Brinson Class shares will not incur any of the 12b-1 expenses.

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a monthly fee based on the Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse the Fund to the extent total annualized expenses exceed a specified percentage of the Fund's average daily net assets. The expense cap is 1.00% and 1.84% of the average daily net assets of the Brinson Class and SwissKey Class, respectively. Investment advisory fees and other transactions with affiliates for the six months ended December 31, 1995, were as follows:

                                            OPERATING
                                   ADVISORY  EXPENSE  ADVISORY   FEES   DUE FROM
                                     FEE       CAP      FEES   DEFERRED ADVISOR
                                   -------- --------- -------- -------- --------
Non-U.S. Equity Fund..............   0.80%    1.00%   $656,481 $327,946 $136,513

Certain officers of the Fund are also officers of the Advisor. All officers serve without direct compensation from the Fund. Trustees' fees paid to unaffiliated trustees were $3,489.

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1995, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                          PURCHASES  FROM SALES
                                                         ----------- -----------
Non-U.S. Equity Fund.................................... $44,410,789 $19,198,934

4.FORWARD FOREIGN CURRENCY CONTRACTS
The Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at December 31, 1995 was the Fund's custodian.

5.FUTURES CONTRACTS
The Fund may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Fund enters into such contracts to hedge a portion of its portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) based on the number of open contracts. Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. The statement of operations reflects realized and unrealized gains and losses on these contracts.
--------------------------------------------------------------------------------

                    NON-U.S. EQUITY FUND -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

6.DISTRIBUTION PLAN
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Class of shares. Annual fees under the Plan of 0.84% of the average daily net asset the SwissKey class are accrued daily.

7. CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                     SIX MONTHS ENDED
                                     DECEMBER 31, 1995         YEAR ENDED
                                        (UNAUDITED)           JUNE 30, 1995
                                   --------------------- -----------------------
                                    SHARES      VALUE      SHARES      VALUE
                                   --------- ----------- ---------- ------------
Sales:
 Brinson Class.................... 3,842,433 $39,699,672 11,370,317 $110,628,882
 SwissKey Class...................    38,337     408,956        --           --
                                   --------- ----------- ---------- ------------
    Total Sales................... 3,880,770 $40,108,628 11,370,317 $110,628,882
                                   ========= =========== ========== ============
Dividend Reinvestment:
 Brinson Class....................   889,697 $ 9,235,055        --           --
 SwissKey Class...................     1,657      17,150        --           --
                                   --------- ----------- ---------- ------------
    Total Dividend Reinvestment...   891,354 $ 9,252,205        --           --
                                   ========= =========== ========== ============
Redemptions:
 Brinson Class.................... 3,753,166 $39,262,830  3,435,839 $ 33,361,344
 SwissKey Class...................    12,037     130,933        --           --
                                   --------- ----------- ---------- ------------
    Total Redemptions............. 3,765,203 $39,393,763  3,435,839 $ 33,361,344
                                   ========= =========== ========== ============

--------------------------------------------------------------------------------
20

                DISTRIBUTED BY: FUND/PLAN BROKER SERVICES, INC.
                                2 W. ELM STREET
                             CONSHOHOCKEN, PA 19428

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the
Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

LOGO
10 East 50th Street . New York, New York 10022 . Tel: (800) SWISSKEY

                                      LOGO
                              SWISSKEY GLOBAL FUND
                          SWISSKEY GLOBAL EQUITY FUND
                           SWISSKEY GLOBAL BOND FUND
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1995

                    TRUSTEES AND OFFICERS


--------------------------------------------------------------------------------
LOGO

TRUSTEES

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob

OFFICERS

Frank K. Reilly, CFA           Carolyn M. Burke, CPA
Chairman of the Board          Assistant Secretary

E. Thomas McFarlan             Catherine E. Macrae
President and Treasurer        Assistant Secretary

Thomas J. Digenan, CPA         Debra L. Nichols
Assistant Treasurer            Assistant Secretary

Bruce G. Leto
Secretary

                   ------------------------------------------------------------

                     THE FUNDS' ADVISOR -- BRINSON PARTNERS, INC.


--------------------------------------------------------------------------------
LOGO

Brinson Partners, Inc. is an institutional investment management firm structured around teams of investment specialists covering major world asset classes. We specialize in managing multiple asset portfolios that provide clients with the opportunity to participate in all major world asset classes. It is important that investment decisions, whether they pertain to a global portfolio or a single asset class portfolio, be made within the context of a global capital market perspective. Our coordinated application of investment strategies distinguishes Brinson Partners, Inc. as a leader in global investment management of institutional assets.

We firmly believe that asset allocation is portfolio management at its highest and most important level. Performance is maximized through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full long-term investment cycles.

At Brinson Partners, Inc. our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.


                   ------------------------------------------------------------

                    TABLE OF CONTENTS

--------------------------------------------------------------------------------

LOGO

Shareholder Letter............................................................ 4

Global Economic Review and Outlook............................................ 5

Global Fund................................................................... 6

  Schedule of Investments.....................................................10

  Financial Statements........................................................17

  Financial Highlights........................................................20

Global Equity Fund............................................................22

  Schedule of Investments.....................................................26

  Financial Statements........................................................31

  Financial Highlights........................................................34

Global Bond Fund..............................................................36

  Schedule of Investments.....................................................39

  Financial Statements........................................................42

  Financial Highlights........................................................45

The SwissKey Funds--Notes to Financial Statements.............................47

                   ------------------------------------------------------------

                    SHAREHOLDER LETTER


--------------------------------------------------------------------------------
LOGO
February 22, 1996

Dear Shareholder:

We are pleased to present you with the December 31, 1995 Semi-Annual Report for the Global Fund, Global Equity Fund and Global Bond Fund. Since SwissKey class inception on July 31, 1995, the Funds have provided the following total returns: SwissKey Global Fund 8.61%; SwissKey Global Equity Fund 9.93%; and SwissKey Global Bond Fund 7.22%.

A COMPELLING COMBINATION OF TWO GLOBAL INVESTMENT LEADERS

In the world of global investing, the combination of Swiss Bank Corporation and Brinson Partners, Inc. adds world class value to our clients' investments.

Swiss Bank Corporation, founded in 1872, is a global financial institution serving the needs of worldwide corporate, public and private clients. With more than $191 billion in assets and a strong presence in 40 countries, Swiss Bank Corporation is the largest fund manager in Switzerland and is among the top money managers worldwide. Swiss Bank Corporation holds membership in the world's leading stock exchanges.

Brinson Partners, Inc. currently manages over $53 billion in assets for clients which include employee benefit plans and other institutional investors. The firm is the largest U.S. active manager of global assets and has operated under the same investment philosophy and senior management for almost two decades.

CURRENT STRATEGY

Global Fund

Fund strategy presently continues to underweight equities, as equity prices continue to exceed values. These underweights are offset by overweights in the relatively attractive bond markets, primarily the U.S., Canada and DM-bloc countries.

Global Equity Fund

The Fund continues to hold a 10% cash hedge, reflecting the overvaluation in many equity markets. The greatest underweight is the U.S. market, where price exceeds fundamental value by about 20%. Although the Japanese market remains overpriced, its underweight is smaller, as the downward adjustment of the yen should benefit the equity market.

Global Bond Fund

The attractive European bond markets, primarily Denmark, France, Germany and the Netherlands, are the primary overweight in the Fund. In the U.S. market, the yield curve is very close to our equilibrium level, leading to a modest underweight. The below-equilibrium yields cause the Fund's largest underweight to be the Japanese bond market.

Funds' Currency Strategy

Currency strategy continues to focus on reducing the risk of exposure to the yen and DM-bloc currencies. Even after their declines from the peaks reached last April, the levels of these currencies are still above fair value.

We look forward to the challenges ahead and, as always, welcome your thoughts and comments.

Sincerely,

/s/ Raoul Weil         /s/ Raymond Simon

Raoul Weil             Raymond Simon
Executive Director     Executive Director
Private Investors &    Private Investors &
Asset Management       Asset Management

                   ------------------------------------------------------------
4

                    GLOBAL ECONOMIC REVIEW AND OUTLOOK


--------------------------------------------------------------------------------
LOGO
Interest rates declined across the globe in 1995 but the underlying real rates remained high. The motives varied across countries but the common theme of the monetary authorities was vigilance against excess liquidity. The problem areas in the real economies were left to fend for themselves, without access to the monetary printing presses that had been so readily available in the past. As a result, inflation remains modest but structural unemployment remains high and economic growth has slowed in most countries. Whether this new separation between nominal and real economic policies is maintained is the great uncertainty in the global outlook.

In Europe, the move toward economic and monetary union is the dominant force as the monetary rules continue to be set by the Bundesbank with its unrelenting pursuit of deutschemark integrity. Other countries that remain committed to the requirements of the Exchange Rate Mechanism have kept their currencies in line with the DM. On the plus side, those countries that have kept their currencies most closely tied to the DM now have inflation rates of 2% or less. But this has also worked to keep most European currencies, including the DM, significantly overpriced in world markets, aggravating the already severe competitive problems that result from the generally high labor costs and extensive government involvement in economic affairs that characterize the region. The result has been a slowing of economic growth and persistently high rates of unemployment.

The planned move to a single currency (Euro), managed by a single European central bank, has probably been a major factor in this situation. On the one hand, the credibility of a single European currency requires the various governments to show a commitment to consistent, sound monetary policies. On the other hand, however, the Germans remain suspicious of losing the proven discipline of the Bundesbank. Thus, the German central bank presses hard to wring as much inflation out of the system ahead of the adoption of the single currency and the other governments see themselves as forced to go along. While it will be a new game if and when the Bundesbank relinquishes its duties, the near-term outlook for Europe is that monetary policy will continue to focus on price stability while economic growth prospects will depend primarily on structural reform.

In the U.S., the Federal budget deficit continues to receive the bulk of attention. The consensus, both here and abroad, is that the U.S. simply borrows too much. Among Americans, the typical complaint focuses on the burden that current deficits impose on future generations. In other countries, the concern is that the U.S., by its sheer size, absorbs a disproportionate share of global capital. Aggregate saving within the U.S. continues to fall short of private domestic investment demands plus government borrowing requirements, producing current account deficits that must be financed in international markets. While there are political points to be scored, especially in this election year, the clear trend is toward a reduction of the Federal deficit. The real issue is how the reduction is achieved--how much the government will spend, how they will spend and what tax system will be used to finance that spending.

Even with a balanced budget, the current spending priorities and tax structure of the Federal government contain significant disincentives for domestic saving. In general, however, foreigners have been willing to do our saving for us, providing the capital to fuel strong investment growth in the U.S. Japan disrupted this process in the late 1980s, however. The paper wealth that the Japanese created for themselves with the speculative bubble in their domestic asset prices ultimately led to both a collapse of asset prices within Japan and a surge in the value of the yen against most other currencies. This wiped out a significant portion of the yen value of the non-Japanese assets that they had accumulated. Inside Japan, the appreciation of the yen produced a wealth transfer from investors to consumers, effectively offsetting the pro-capital, anti-consumption policy of the government.

The large volume of trade between the U.S. and Japan, plus the large capital flows, gave the appearance that the strength of the yen was actually a problem of a weak dollar which, in turn, reflected heavy U.S. borrowing abroad. Ergo, the focus on the Federal budget deficit as the source of the problem. While little good has resulted from the explosive growth of the Federal budget, its contribution to the problems of the dollar into early 1995 was coincidental. Instead, the lead role was played by the Japanese, as the government steadfastly refused to recognize the aggregate wealth loss that was necessary to clean up the excesses of the speculative bubble of the late 1980s. In using official powers, including the Bank of Japan, to soften the adjustment, market forces took the lead in correcting the situation. That meant sharp, real appreciation of the yen and a period of prolonged economic weakness that continues into 1996.

                   ------------------------------------------------------------

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO
The Global Fund is an actively managed, diversified mutual fund that provides integrated asset management across and within securities markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving superior long-term returns, while maintaining control of risk.

The SwissKey Global Fund has provided an unannualized return of 8.61% since its inception on July 31, 1995. This compares with the corresponding 6.65% return of its benchmark, the SwissKey Global Fund Index. Positive contributors to relative performance included security selection within the U.S. equity component, hedging currency risk, and underweighting non-U.S. equities. Negative contributors included an underweight in U.S. equities and overweights in bond markets.

Below is a discussion of the 1995 global markets activity, as well as our current investment strategies.

Currency market volatility during the year carried the yen and core European currencies to extreme highs against the dollar in the first four months of 1995. By the end of the year, however, the dollar showed net appreciation against the yen and reversed its slide against the deutschemark. Because of the very low short-term interest rates in Japan, hedging yen risk provided a substantial interest rate differential.

The strong yen prompted the Bank of Japan to cut short rates to historic lows. In the U.S., the Fed began to partially reverse the hikes made in 1994. European central banks eased in the face of slowing growth and overvalued currencies. The result was falling yield curves and very good performance in bond markets.

As the U.S. equity and bond markets rallied, the non-U.S. markets became relatively more attractive and additional weight was allocated. The Japanese bond and equity valuations remained relatively unattractive. But because of the policy initiatives by the Japanese government and central bank to restart the economy and provide liquidity, the Japanese equity underweight was reduced.

Asset allocation strategy continues to underweight equity markets, as prices remain in excess of fundamental value, and to overweight bonds. In most bond markets outside Japan, yields exceed equilibrium levels, offering attractive relative value. The Fund continues to hold no cash. Currency strategy is focused on controlling exposure to the overvalued core European currencies and the yen, with a primary overweight in the U.S. dollar.

                   ------------------------------------------------------------
6

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN

                                Since
                      Quarter Inception*
----------------------------------------
SWISSKEY GLOBAL FUND   5.51%     8.61%
Global Fund Index**    4.24      6.65
----------------------------------------

*Inception date of the SwissKey Global Fund is July 31, 1995.
**An un-managed index compiled by the Advisor, constructed as follows since December 31, 1981: 50% Wilshire 5000 Index; 17% MSCI Non-U.S. Equity (Free) Index; 18% Salomon BIG Bond Index; 2% International Dollar Bond Index; 8% Salomon Non-U.S. Gov't. Bond Index (unhedged); and 5% 30-day Treasury Bills. Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey Global Fund and the Global Fund Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December
31, 1995. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SWISSKEY GLOBAL FUND
VS. GLOBAL FUND INDEX
Wealth Value with Dividends Reinvested


                             [GRAPH APPEARS HERE]


                       Swisskey Global Fund     Swisskey Global Fund Index
                       --------------------     --------------------------
 7/31/95                      $10,000                     $10,000
 8/31/95                      $10,129                     $ 9,965
 9/30/95                      $10,293                     $10,231
10/31/95                      $10,362                     $10,167
11/30/95                      $10,655                     $10,471
12/31/95                      $10,860                     $10,665







Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                  -------------------------------------------------------------

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO
 ASSET ALLOCATION

As of December 31, 1995 (Unaudited)

                                                                                       Current
                                         Benchmark                                     Strategy
-----------------------------------------------------------------------------------------------
U.S. EQUITY                              50.0%                                         28.0%
 Large Cap. Stocks                          35.0                                         19.0
 Small/Int. Cap.                            15.0                                          9.0
NON-U.S. EQUITIES                        17.0                                          17.0
 Japan Equity                                6.7                                          5.9
 Other Equities                             10.3                                         11.1
DOLLAR BONDS                             20.0                                          29.5
 U.S. Bonds                                 18.0                                         27.5
 International $ Bonds                       2.0                                          2.0
NON-U.S. BONDS                           8.0                                           25.5
 Japan Bonds                                 2.4                                          0.4
 Other Bonds                                 5.6                                         25.1
CASH EQUIVALENTS                         5.0                                           0.0
-----------------------------------------------------------------------------------------------
                                         100.0%                                        100.0%

 TOP TEN U.S. EQUITY HOLDINGS


As of December 31, 1995 (Unaudited)

                                                                    Percent of
                                                                    Net Assets
------------------------------------------------------------------------------
 1. Citicorp                                                           1.51%
 2. Lockheed Martin Corp.                                              1.47
 3. Burlington Northern, Santa Fe                                      1.18
 4. Honeywell, Inc.                                                    1.13
 5. Avon Products, Inc.                                                0.90
 6. Schering Plough Corp.                                              0.85
 7. Kimberly-Clark Corp.                                               0.82
 8. AON Corp.                                                          0.82
 9. Enron Corp.                                                        0.79
10. Sprint Corp.                                                       0.77
------------------------------------------------------------------------------

 CURRENCY ALLOCATION

As of December 31, 1995 (Unaudited)

                              Current
                    Benchmark Strategy
--------------------------------------
U.S.                   75.0%    82.9%
Japan                   9.1      0.0
U.K.                    3.4      3.4
Continental Europe      9.7      5.1
Canada                  1.0      6.0
Other                   1.8      2.6
--------------------------------------
                      100.0%   100.0%



 TOP TEN NON-U.S. EQUITY HOLDINGS


As of December 31, 1995 (Unaudited)

                                                                    Percent of
                                                                    Net Assets
------------------------------------------------------------------------------
 1. Royal Dutch Petroleum                                              0.35%
 2. Lloyds TSB Group                                                   0.26
 3. General Electric, PLC                                              0.24
 4. British Telecommunications                                         0.20
 5. Broken Hill Proprietary                                            0.19
 6. Grand Metropolitan                                                 0.19
 7. British Petroleum                                                  0.18
 8. International Nederlander Group NV                                 0.18
 9. Peugeot S.A.                                                       0.16
10. British Gas                                                        0.15
------------------------------------------------------------------------------

                   ------------------------------------------------------------
8

                    GLOBAL FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals...............................................................  0.22%
 Housing/Paper...........................................................  0.93
 Metals..................................................................  0.40
                                                                          -----
                                                                           1.55
Capital Investment
 Capital Goods...........................................................  2.53
 Technology..............................................................  1.59
                                                                          -----
                                                                           4.12
Consumer
 Autos/Durables..........................................................  0.29
 Discretionary...........................................................  1.52
 Health: Drugs...........................................................  2.70
 Health: Non-Drugs.......................................................  0.87
 Non-Durables............................................................  2.82
 Retail/Apparel..........................................................  1.75
                                                                          -----
                                                                           9.95
Energy...................................................................  1.72
Financial
 Banks...................................................................  2.25
 Non-Banks...............................................................  2.76
                                                                          -----
                                                                           5.01
Services.................................................................  2.23
Transportation...........................................................  1.22
Utilities................................................................  1.82
Miscellaneous............................................................  0.67
                                                                          -----
   Total U.S. Equities................................................... 28.29
                                                                          -----
NON-U.S. EQUITIES
Aerospace & Military.....................................................  0.08
Airlines.................................................................  0.01
Appliances & Household Durables..........................................  0.27
Automobiles..............................................................  0.41
Banking..................................................................  2.20
Beverages & Tobacco......................................................  0.43
Broadcasting & Publishing................................................  0.23
Building Materials.......................................................  0.05
Business & Public Service................................................  0.42
Chemicals................................................................  0.49
Construction.............................................................  0.25
Data Processing..........................................................  0.03
Electric Components......................................................  0.10
Electronics..............................................................  0.57
Energy...................................................................  1.42
Financial Services.......................................................  0.07
--------------------------------------------------------------------------------


Food & House Products...................................................   0.50%
Forest Products.........................................................   0.27
Goldmines...............................................................   0.03
Health & Personal Care..................................................   0.52
Industrial Components...................................................   0.26
Insurance...............................................................   0.93
Leisure & Tourism.......................................................   0.07
Machinery & Engineering.................................................   0.13
Merchandising...........................................................   0.81
Miscellaneous Materials.................................................   0.16
Multi-Industry..........................................................   0.96
Non-Ferrous Metals......................................................   0.15
Real Estate.............................................................   0.06
Recreation..............................................................   0.13
Shipping................................................................   0.04
Steel...................................................................   0.14
Telecommunications......................................................   0.60
Transportation..........................................................   0.10
Utilities...............................................................   0.72
                                                                         ------
   Total Non-U.S. Equities..............................................  13.61*
                                                                         ------
U.S. BONDS
Corporate Bonds
 Asset-backed...........................................................   3.32
 CMO....................................................................   0.25
 Consumer...............................................................   0.73
 Financial..............................................................   1.00
 Floating rate..........................................................   0.23
 Industrial.............................................................   0.97
 Supernational..........................................................   0.04
 Telecommunications.....................................................   1.52
 Yankee.................................................................   0.23
                                                                         ------
                                                                           8.29
U.S. Government Agencies................................................   8.04
U.S. Government Obligations.............................................   8.65
International Dollar Bonds..............................................   2.18
Municipal Bonds.........................................................   0.04
                                                                         ------
   Total U.S. Bonds.....................................................  27.20
                                                                         ------
NON-U.S. BONDS
Foreign Government Bonds................................................  24.07
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   6.84*
                                                                         ------
   TOTAL INVESTMENTS.................................................... 100.01
LIABILITIES LESS CASH AND OTHER ASSETS..................................  (0.01)
                                                                         ------
   NET ASSETS........................................................... 100.00%
                                                                         ======

* The Fund held a long position in Topix futures on December 31, 1995 which increased Japanese equity exposure from 2.87% to 5.91% and decreased the Fund's exposure to Short-Term Investments from 6.84% to 3.80%.

                   ------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                           -------- ------------
Equities -- 41.90%
U.S. EQUITIES -- 28.29%
Aetna Life & Casualty Co.............................        34,900 $  2,416,825
Air & Water Technologies Corp.
 Class A (b).........................................        22,400      137,200
Allergan, Inc........................................        58,300    1,894,750
Alza Corp. (b).......................................        46,200    1,143,450
American Mobile Satellite Corp., Inc. (b)............         8,500      260,313
Aon Corp.............................................        70,900    3,536,138
AST Research Corp. (b)...............................        13,740      116,790
Automatic Data Processing, Inc.......................        33,300    2,472,525
Avon Products, Inc...................................        51,500    3,881,812
Bard (C.R.), Inc.....................................        35,200    1,135,200
Beckman Instruments, Inc.............................        22,700      803,012
Biogen, Inc. (b).....................................         5,200      319,800
Birmingham Steel Corp................................        23,000      342,125
Boeing Co. ..........................................        20,600     1,64,525
Boston Technology, Inc. (b)..........................        14,000      178,500
Brinker International, Inc. (b)......................        16,500      249,563
Burlington Northern Santa Fe.........................        65,500    5,109,000
Campbell Soup Co.....................................        18,000    1,080,000
Centerior Energy Co..................................         9,900       87,863
CIGNA Corp...........................................        28,200    2,911,650
Citicorp.............................................        97,300    6,543,425
CMS Energy Corp......................................        62,300    1,861,213
Coca-Cola Enterprises, Inc...........................        73,400    1,963,450
Comerica, Inc........................................        15,700      629,963
Computer Sciences Corp. (b)..........................         3,000      210,750
Converse Technology, Inc. (b)........................         9,100      182,000
Cooper Cameron Corp. (b).............................        19,283      684,546
Cooper Industries, Inc...............................        22,352      821,436
Dial Corp............................................        54,700    1,620,487
Enron Corp...........................................        89,400    3,408,375
Entergy Corp.........................................        62,700    1,833,975
Federated Department Stores (b)......................        72,800    2,002,000
First Data Corp......................................        34,490    2,306,505
Food Lion, Inc. Class A..............................        92,300      527,836
Ford Motor Co........................................        57,900    1,679,100
Forest Laboratories, Inc. (b)........................        38,600    1,746,650
Gannett Co., Inc.....................................        20,700    1,270,463
Genzyme Corp. (b)....................................         7,400      461,575
Goodyear Tire and Rubber Co..........................        41,300    1,873,988
Grand Metro..........................................        60,000    1,755,000
Health Care and Retirement Corp. (b).................        16,600      581,000
Hillenbrand Industries, Inc..........................         1,200       40,650
Honeywell, Inc.......................................       100,800    4,901,400
Illinova Corp........................................        12,100      363,000
Inland Steel Industries, Inc.........................        33,900      851,737
Interpublic Group of Companies, Inc..................        22,900      993,287
Kimberly-Clark Corp..................................        42,900    3,549,975
Kroger Co. (b).......................................        33,100    1,241,250
Lockheed Martin Corp.................................        80,600    6,367,400
LTV Corp.............................................        33,100      455,125
Lyondell Petrochemical Co............................        62,400    1,427,400
Magna Group, Inc.....................................        11,400      270,750
Manor Care, Inc......................................        37,250    1,303,750
Mattel, Inc..........................................        90,800 $  2,792,100
Melville Corp........................................        52,700    1,620,525
National Semiconductor Corp. (b).....................        24,500      545,125
Nextel Communications, Inc. Class A (b)..............        50,100      738,975
Octel Communications Corp. (b).......................         6,300      203,175
Old Republic International Corp......................        22,100      784,550
Owens Illinois, Inc. (b).............................        64,600      936,700
Pentair, Inc.........................................        13,300      661,675
Pfizer, Inc..........................................        34,300    2,160,900
Philip Morris Companies, Inc.........................        16,800    1,520,400
Raychem Corp.........................................        19,800    1,126,125
RJR Nabisco Convertible Preferred "C"                       184,500    1,176,187
RJR Nabisco Holdings Corp. (b).......................        55,140    1,702,448
Schering Plough Corp.................................        67,100    3,673,725
Schlumberger Ltd.....................................        24,200    1,675,850
Schweitzer-Masuduit Intl., Inc. (b)..................         4,290       99,206
Seagate Technology (b)...............................        23,800    1,130,500
Sprint Corp..........................................        83,800    3,341,525
State Street Boston Corp.............................        16,800      756,000
Timken Co............................................        15,900      608,175
Tosco Corp...........................................        10,200      388,875
Transamerica Corp....................................        29,500    2,149,813
Ultramar Corp........................................        24,900      641,175
US Bancorp...........................................        38,800    1,304,650
USF&G Corp...........................................        55,700      939,937
Walgreen Co..........................................        50,200    1,499,725
Westvaco Corp........................................        15,950      442,612
WMX Technologies, Inc................................        72,100    2,153,987
                                                                    ------------
Total U.S. Equities..................................                122,195,142
                                                                    ------------
NON-U.S. EQUITIES -- 13.61%
AUSTRALIA -- 0.72%
Amcor Ltd............................................        29,400      207,766
ANZ Banking Group....................................        33,753      158,433
Broken Hill Proprietary..............................        57,180      808,168
CRA Ltd..............................................        20,600      302,495
David Jones Ltd. (b).................................        74,000      112,847
Lend Lease Corp. Ltd.................................        17,623      255,634
National Australia Bank..............................        36,947      332,559
News Corp............................................        36,100      192,813
Pacific Dunlop Ltd...................................        47,600      111,538
Qantas Airways Ltd...................................        18,400       30,659
Santos Ltd...........................................        49,600      145,003
Western Mining Corp..................................        19,100      122,758
Westpac Banking Corp. Ltd............................        70,138      310,959
                                                                    ------------
                                                                       3,091,632
                                                                    ------------
BELGIUM -- 0.47%
Dellanizo-Le Lion, S.A...............................         2,100       87,051
Electrabel...........................................         1,860      442,392
Fortis AG............................................         1,707      207,641
Groupe Bruxelles Lambert.............................           900      124,920
Kredietbank..........................................         1,070      292,669
Petrofina............................................           855      261,750

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                      ------------- ------------
BELGIUM (CONTINUED)
Petrofina S.A. Warrants "97" (b).....................            13 $        173
Societe Gen De Belgique..............................         1,553      128,489
Solvay...............................................           360      194,489
Tractebel............................................           575      237,378
Union Mineire (b)....................................           920       61,582
                                                                    ------------
                                                                       2,038,534
                                                                    ------------
CANADA -- 0.67%
Alcan Aluminum Ltd...................................         7,600      236,142
Bank of Montreal.....................................        16,700      379,601
Barrick Gold Corp....................................         5,700      150,462
Canadian Pacific Ltd.................................        19,900      362,966
Imperial Oil Canada Ltd..............................         7,800      282,391
Moore Corp. Ltd......................................         3,900       73,279
Noranda Inc..........................................         7,700      158,793
Norcen Energy........................................         5,800       87,183
Northern Telecom Ltd.................................         3,400      145,531
Nova Corporation of Alberta..........................        10,400       83,883
Royal Bank of Canada.................................        13,600      310,383
Seagram Co Ltd.......................................         6,500      224,006
Thomson Corp.........................................        17,800      247,983
TransCanada Pipelines Ltd............................        11,200      155,008
                                                                    ------------
                                                                       2,897,611
                                                                    ------------
FRANCE -- 1.58%
Accor................................................         2,140      277,422
Alcatel Alsthom......................................         2,938      253,634
Banque Nationale de Paris............................         9,230      416,903
Carnaud Metal Box....................................         4,780      218,934
Cep Communications...................................         1,984      164,705
Cie Bancaire S.A.....................................         1,963      219,957
Cie de Saint Gobain..................................         3,374      373,923
Cie Fin de Suez......................................         4,367      180,374
Colas................................................           854      143,189
Credit Local de France...............................         5,059      405,498
GAN (b)..............................................         1,820       66,614
Generale des Eaux....................................         4,326      432,458
LVMH (Moet-Hennessy Louis Vaitton)...................         3,029      631,738
Michelin Class B.....................................         5,660      226,025
Pechiney Cert D'Invest...............................         3,640      137,693
Peugeot S.A..........................................         5,170      682,906
Sanofi...............................................         3,788      243,130
Societe Generale.....................................         4,386      542,578
Societe Nationale Elf Aquitaine......................         5,434      400,889
Total Co. "B"........................................         8,712      588,745
UAP..................................................         9,066      237,096
                                                                    ------------
                                                                       6,844,411
                                                                    ------------
GERMANY -- 1.02%
Allianz AG Holdings..................................           268      527,275
BASF AG..............................................           911      205,584
Bayer................................................           978      260,199
Bayer Motoren Werken.................................           440      227,486
Bayer Vereinsbank....................................         5,794      174,067
Commerzbank..........................................           891 $    211,965
Daimler-Benz.........................................           408      206,380
Deutsche Bank........................................        12,811      609,536
Hoechst..............................................           974      265,395
Kaufhof Holding AG...................................           550      167,924
Mannesmann...........................................         1,077      343,499
Muenchener Rueckver..................................           171      369,168
Muenchener Rueckver Warrants "98" (b)................             2          265
Preussag.............................................           742      209,438
RWE..................................................           600      218,612
Schering.............................................         1,535      102,205
Veba.................................................         6,839      293,379
                                                                    ------------
                                                                       4,392,377
                                                                    ------------
ITALY -- 0.48%
Assic Generali.......................................        14,300      346,573
Eni ADR (c)..........................................        10,000      342,500
Fiat Spa Priv........................................       110,000      201,073
Instituto Mobilaire Italiano.........................        41,000      258,432
Italgas..............................................        45,000      137,001
Mediobanca...........................................         6,000       41,582
Montedison (b).......................................       150,000      100,599
La Rinascente Savings (Risp).........................         9,000       25,528
Sai Di Risp..........................................        42,000      210,629
Telecom Italia.......................................       170,000      208,095
Telecom Italia Mobile (b)............................       170,000      178,948
                                                                    ------------
                                                                       2,050,960
                                                                    ------------
JAPAN -- 2.87%
Amada................................................        20,000      197,770
Asahi Glass Co.......................................        24,000      267,572
Bank of Tokyo........................................        11,000      193,020
Canon, Inc...........................................        17,000      308,192
Canon Sales..........................................         5,250      139,966
Citizen Watch Co.....................................        19,000      145,516
Dai Nippon Printing..................................        19,000      322,346
Daiichi Pharmaceutical Co., Ltd......................         8,000      114,009
Daiwa Industries.....................................        21,000      205,623
Daiwa House Industries...............................        10,000      164,809
Fanuc Co.............................................         4,300      186,340
Fujitsu..............................................        12,000      133,786
Hitachi Ltd..........................................        39,000      393,214
Honda Motor Co.......................................        11,000      227,145
Inax.................................................        18,000      171,013
Isetan...............................................         7,000      115,366
Ito Yokado Co........................................        10,000      616,578
Keio Teito Electric Railway..........................        23,000      134,009
Kinki Nippon Railway.................................        22,000      166,360
Kurin Brewery Co. Ltd................................        11,000      130,102
Kuraray Co. Ltd......................................        12,000      131,459
Maeda Road Construction..............................         4,000       74,067
Marui Co.............................................         6,000      125,061
Matsushita Electric Industrial.......................        32,000      521,182
Mitsubishi Bank......................................         8,000      188,463
Mitsubishi Paper.....................................        25,000      150,509

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                      ------------- ------------
JAPAN (CONTINUED)
NGK Insulators.......................................        34,000 $    339,506
Nichii Co............................................        14,000      185,943
Nintendo.............................................         1,900      144,595
Nippon Denso Co......................................        13,000      243,238
Nippon Meat Packers..................................        12,000      174,503
Nippon Steel Corp....................................        16,000       54,910
Orix Corp............................................         2,000       82,404
Osaka Gas Corp.......................................        81,000      280,339
Pioneer Electronics..................................         9,000      164,905
Sankyo Co. Ltd.......................................        14,000      314,881
Secom Co.............................................         4,000      278,429
Seino Transportation.................................         7,000      117,402
Sekisui House........................................        38,000      486,282
Shinmaywa Industries Ltd.............................        13,000      107,378
Sony Corp............................................         5,200      312,050
Sumitomo Bank........................................        22,000      467,087
Sumitomo Electric Industries.........................        16,000      192,341
Takeda Chemical Industries...........................        23,000      379,060
TDK Corp.............................................         5,000      255,453
Tokio Marine & Fire..................................        18,000      235,579
Tokyo Electric Power.................................         7,979      213,495
Tokyo Steel Mfg......................................        14,000      257,877
Tonen Corp...........................................        11,000      161,028
Toray Industries, Inc................................        84,000      553,757
Toshiba Corp.........................................        62,000      486,263
Toyo Suisan Kaisha...................................        13,000      161,318
Toyota Motor Corp....................................         6,000      127,387
Yawazaki Baking Co. Ltd..............................         6,000      111,682
                                                                    ------------
                                                                      12,412,569
                                                                    ------------
MALAYSIA -- 0.17%
Genting..............................................         5,000       41,749
Hume Industries......................................        11,000       52,855
Kuala Lumpur Kepong..................................        23,000       72,922
Land & General Holdings..............................        25,000       54,155
Malayan Bank.........................................        12,000      101,142
Nestle Malaysia......................................         7,000       51,280
Sime Darby...........................................        39,000      103,683
Telekom Malaysia.....................................        18,000      140,370
Tenaga Nasional......................................        28,000      110,280
                                                                    ------------
                                                                         728,436
                                                                    ------------
NETHERLANDS -- 1.13%
ABN-AMRO Holdings....................................        13,446      613,164
D.S.M................................................         1,610      132,576
Internationale Nederlanden Groep NV..................        11,798      788,987
KPN NV...............................................         9,895      359,874
Philips Electronics..................................         4,680      169,333
Royal Dutch Petroleum................................        10,800    1,510,518
Royal Dutch Petroleum NY Shares......................         3,500      493,938
Unilever NV..........................................         4,650      654,133
VNU-Ver Ned Uitger...................................         1,310      180,033
                                                                    ------------
                                                                       4,902,556
                                                                    ------------
NEW ZEALAND -- 0.38%
Brierly Investment...................................       417,700 $    330,424
Carter Holt Harvey...................................       175,400      378,413
Fletcher Challenge Ltd...............................       162,100      374,093
Fletcher Challenge Forest Division...................        16,333       23,278
Telecom Corp. of New Zealand Ltd.....................        91,000      392,652
Telecom Corp. of New Zealand Ltd. ADS (c)............         2,000      138,750
                                                                    ------------
                                                                       1,637,610
                                                                    ------------
SPAIN -- 0.43%
Banco Bilbao-Vizcaya.................................         3,800      136,873
Banco Intercontinental...............................         1,430      139,082
Banco Popular........................................           740      136,443
Banco Santander......................................         3,900      195,765
Empresa NAC Electric.................................         3,100      175,538
Iberdrola S.A........................................        39,100      357,729
Repsol S.A...........................................         4,100      134,331
Repsol S.A. ADR (c)..................................         2,100       69,038
Sevillana de Electric................................        13,200      102,489
Telefonica de Espana.................................        26,400      365,567
Viscofan.............................................         4,900       58,159
                                                                    ------------
                                                                       1,871,014
                                                                    ------------
SWITZERLAND -- 0.44%
Ciba-Geigy (Reg.)....................................           258      227,594
CS Holdings..........................................         1,948      200,201
Nestle (Reg) S.A.....................................           483      535,641
Roche Holdings Gen...................................            50      396,532
Schweiz Bankgesellschaft.............................           201      218,364
Societe Generale Surveillance (Br)...................            76      151,260
Zurich Insurance.....................................           569      170,611
                                                                    ------------
                                                                       1,900,203
                                                                    ------------
UNITED KINGDOM -- 3.25%
Asda Group...........................................        90,200      154,745
Bass.................................................        39,800      444,282
B.A.T. Industries PLC................................        46,184      406,915
BET PLC..............................................        70,900      139,797
Booker PLC...........................................        14,100       78,370
British Gas..........................................       167,900      662,111
British Petroleum....................................        94,815      793,437
British Telecommunications...........................       159,500      876,619
Charter Group........................................        20,969      280,954
Coats Viyella........................................        66,000      179,320
FKI..................................................        68,700      175,990
General Electric PLC.................................       191,700    1,056,567
Glaxo Holdings.......................................        26,800      380,717
Grand Metropolitan...................................       111,200      801,068
Guinness.............................................        61,000      448,905
Hanson...............................................       101,400      303,051
Hillsdown Holdings...................................        66,000      173,172
House of Fraser......................................       153,800      427,421
Legal and General....................................        22,300      231,968
Lloyds Abbey Life....................................        31,300      218,677
Lloyds TSB Group.....................................       215,779    1,108,878
Lucas Industries.....................................        49,851      140,087
Marks & Spencer......................................        46,400      324,173
Mirror Group.........................................        85,500      233,628

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                     ------------- ------------
UNITED KINGDOM (CONTINUED)
National Power......................................        37,900 $    264,494
National Westminster Bank...........................        45,800      461,484
Ocean Group.........................................        32,200      193,970
P & O...............................................        36,600      270,480
Reckitt & Colman....................................        28,325      313,550
Redland.............................................        23,200      140,115
RJB Mining PLC......................................        10,000       85,080
Rolls Royce.........................................       119,900      351,826
Royal Insurance.....................................        34,366      203,816
Sears PLC...........................................       160,700      259,475
Sedgwick Group......................................        24,100       45,274
SmithKline Beecham Units............................        27,000      294,271
Tesco...............................................        99,200      457,420
Thames Water........................................        27,500      239,948
Unilever Ord 5P.....................................         9,600      197,187
W.H. Smith Group....................................        29,300      192,877
                                                                   ------------
                                                                     14,012,119
                                                                   ------------
Total Non-U.S. Equities.............................                 58,780,032
                                                                   ------------
Total Equities (Cost $151,483,329)..................                180,975,174
                                                                   ------------


                                                      FACE AMOUNT     VALUE
                                                     ------------- ------------
Bonds -- 51.27%
U.S. BONDS -- 27.20%
U.S. CORPORATE BONDS -- 8.29%
Bell South Corp.
 9.125%, due 07/01/03............................... $     219,468 $    241,278
 0.000%, due 12/15/15...............................     4,100,000    1,085,598
Choice Credit Card
 7.200%, due 03/15/98...............................     1,000,000    1,030,210
Chrysler Financial
 8.500%, due 08/21/97...............................       165,000      167,034
Citicorp
 9.750%, due 08/01/99...............................       150,000      168,974
Dayton Hudson Credit Card Trust 95-1 6.100%, due
 09/25/98...........................................     2,000,000    2,032,100
Ford Credit Grantor Trust 95-b
 5.900%, due 10/15/00...............................       194,539      193,129
GMAC
 6.700%, due 04/21/97...............................     1,350,000    1,368,590
Green Tree Financial 94-2
 8.300%, due 05/15/19...............................       435,000      481,084
Green Tree Acceptance Corp. 94-A
 6.900%, due 02/15/04...............................       562,785      564,462
International Bank for Reconstruction and Develop-
 ment
 9.875%, due 10/01/97...............................       175,000      187,933
ITT Destinations
 7.375%, due 11/15/15...............................     1,000,000    1,010,630
Lehman Brothers Holdings, Inc.
 6.650%, due 07/14/98...............................     1,960,000    1,987,714
MBNA Master Trust
 6.275%, due 09/15/99...............................     3,150,000    3,149,843
News America Corp.
 7.750%, due 01/20/24............................... $   1,755,000 $  1,820,502
Petroliam Nasional
 7.125%, due 08/15/05...............................       950,000    1,002,250
Premier Auto 95-1
 8.050%, due 04/04/00...............................       500,000      528,490
Premier Auto Trust
 4.220%, due 03/02/99...............................        65,039       64,034
Republic Bank of New York Corp. FRN
 6.025%, due 12/29/02...............................     1,000,000      996,055
RJR Nabisco Inc.
 8.625%, due 12/01/02...............................     2,100,000    2,178,219
Salomon, Inc.
 7.020%, due 09/25/98...............................       585,000      595,249
Signet Credit Card 1993-4A
 6.375%, due 05/15/02...............................     2,000,000    2,005,420
Standard Credit Card Trust
 94-I 4.650%, due 02/07/97..........................     1,065,000    1,056,139
 8.500%, due 08/07/97...............................       805,000      815,521
 91-3A 8.875%, due 07/07/98.........................     2,750,000    2,950,255
 8.250%, due 01/07/05...............................       500,000      569,855
Tele-Communications, Inc.
 7.250%, due 08/01/05...............................       800,000      813,849
Thrift Financial Corp.
 11.250%, due 01/01/16..............................        45,038       49,534
Time Warner, Inc.
 9.125%, due 01/15/13...............................     2,250,000    2,531,583
USX Corp.
 9.800%, due 07/01/01...............................     1,570,000    1,811,502
 8.500% due 03/01/23................................       950,000    1,042,733
WR Grace & Co.
 8.000%, due 08/15/04...............................     1,195,000    1,319,025
                                                                   ------------
                                                                     35,818,794
                                                                   ------------
INTERNATIONAL DOLLAR BONDS -- 2.18%
BBV International
 7.000%, due 12/01/05...............................     2,200,000    2,191,603
City of Oslo
 7.875%, due 02/03/97...............................     1,200,000    1,229,250
European Investment Bank
 9.250%, due 11/15/97...............................     1,100,000    1,175,625
GMAC Euro
 7.250%, due 10/17/97...............................       325,000      333,531
Hanson PLC Notes
 6.750%, due 09/15/05...............................       790,000      817,725
Hong Kong Shanghai Perpetual FRN
 6.500%, due 07/30/49...............................     1,700,000    1,318,945
Japanese Development Bank
 8.375%, due 02/15/01...............................     1,000,000    1,109,375
Republic of Italy
 6.875%, due 09/27/23...............................       150,000      146,625
Republic of South Africa
 9.625%, due 12/15/99...............................     1,000,000    1,080,000
                                                                   ------------
                                                                      9,402,679
                                                                   ------------

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT       VALUE
                                                     ------------- ------------
U.S. GOVERNMENT AGENCIES -- 8.08%
Federal Home Loan Mortgage Corp.
 9.200%, due 08/25/97............................... $     200,000 $    211,839
 9.000%, due 03/01/17...............................       521,086      553,055
 7.000%, due 10/15/21...............................       735,000      734,311
 7.500%, due 07/15/22...............................     2,575,000    2,703,003
Federal Home Loan Mortgage Corp. Gold
 9.500%, due 10/01/20...............................       695,580      742,789
 9.000%, due 05/01/24...............................     1,434,965    1,571,734
Federal National Mortgage Association
 7.600%, due 01/10/97...............................       200,000      204,575
 5.000%, due 06/01/01...............................     1,843,425    1,768,987
 7.000%, due 06/17/17...............................       895,000      924,078
 10.000%, due 06/25/19..............................       492,597      546,427
 9.000%, due 08/01/21...............................       395,756      420,772
 8.200%, due 08/25/21...............................        74,865       77,263
 8.000%, due 05/01/22...............................       185,388      191,934
 8.500%, due 07/01/22...............................       945,009      994,810
 6.500%, due 09/01/24...............................     5,400,000    5,335,875
 7.000%, due 09/01/24...............................       115,000      115,899
 7.500%, due 05/01/25...............................     2,107,869    2,159,248
 8.500%, due 05/01/25...............................       502,612      524,287
Federal National Mortgage Association Dwarf 7.000%,
 12/01/09...........................................     4,600,000    4,683,375
Federal National Mortgage Association Principal
 0.000%, due 11/01/01...............................       225,000      214,051
Government National Mortgage Association
 9.000%, due 12/15/09...............................     2,032,780    2,152,693
 11.000%, due 09/15/15..............................       313,073      353,381
 9.000%, due 12/15/17...............................     2,040,194    2,172,032
 8.500%, due 05/15/21...............................        76,145       79,905
 8.000%, due 11/15/22...............................       582,554      603,672
 8.000%, due 12/15/22...............................     1,981,496    2,055,493
 8.000%, due 09/15/24...............................     1,050,000    1,093,312
 5.500%, due 10/20/25...............................     1,580,440    1,580,915
Tennessee Valley Authority
 6.875%, due 12/15/43...............................       170,000      168,565
                                                                   ------------
                                                                     34,884,280
                                                                   ------------
U.S. GOVERNMENT OBLIGATIONS-- 8.65%
U.S. Treasury Bonds
 8.125%, due 05/15/21...............................     4,355,000    5,739,609
U.S. Treasury Coupon Strips
 0.000%, due 02/15/03...............................       225,000      152,375
 0.000%, due 11/15/19...............................     1,785,000      405,195
U.S. Treasury Notes
 6.625%, due 03/31/97...............................     9,400,000    9,561,558
 5.500%, due 11/15/98...............................     1,500,000    1,510,780
 6.250%, due 08/31/00...............................     4,070,000    4,212,450
 7.250%, due 05/15/04...............................    13,840,000   15,397,000
U.S. Treasury Principal Strips
 0.000%, due 05/15/20...............................  $  1,855,000 $    411,105
                                                                   ------------
                                                                     37,390,072
                                                                   ------------
 Total U.S. Bonds...................................                117,495,825
                                                                   ------------
Non-U.S. Bonds -- 24.07%
BELGIUM -- 1.19%
Kingdom of Belgium
 8.250%, due 06/01/99...............................BEF 24,000,000      896,527
 8.750%, due 06/25/02...............................    32,000,000    1,240,166
 9.000%, due 03/28/03...............................    54,000,000    2,121,036
 8.500%, due 10/01/07...............................    23,000,000      873,239
                                                                   ------------
                                                                      5,130,968
                                                                   ------------
CANADA -- 2.38%
Government of Canada
 7.500%, due 09/01/00...............................CAD  4,350,000    3,309,228
 9.000%, due 06/01/25...............................     1,800,000    1,537,668
Government of Canada
 4.250%, due 12/01/21 (d)...........................     7,200,000    5,450,096
                                                                   ------------
                                                                     10,296,992
                                                                   ------------
DENMARK -- 2.32%
Kingdom of Denmark
 9.000%, due 11/15/98...............................DKR  8,300,000    1,631,366
 9.000%, due 11/15/00...............................    14,600,000    2,930,748
 8.000%, due 05/15/03...............................    12,000,000    2,301,871
 7.000%, due 12/15/04...............................    17,500,000    3,145,017
                                                                   ------------
                                                                     10,009,002
                                                                   ------------
FRANCE -- 4.01%
Government of France (OAT)
 8.500%, due 03/28/00...............................FRF  3,300,000      742,307
 9.500%, due 01/25/01...............................    15,700,000    3,703,012
 8.500%, due 04/25/03...............................     6,500,000    1,485,912
 8.250%, due 02/27/04...............................    10,700,000    2,426,786
 6.750%, due 10/25/04...............................    27,000,000    5,576,003
 8.500%, due 12/26/12...............................    14,500,000    3,387,959
                                                                   ------------
                                                                     17,321,979
                                                                   ------------
GERMANY -- 5.77%
Bundesrepublik Deutscheland
 6.250%, due 02/20/98...............................DEM  3,260,000    2,382,422
 7.000%, due 09/20/99...............................     7,000,000    5,277,999
 8.500%, due 08/21/00...............................     2,600,000    2,074,841
 8.375%, due 05/21/01...............................     1,900,000    1,519,549
 8.000%, due 07/22/02...............................     1,950,000    1,537,875
 6.500%, due 07/15/03...............................     7,600,000    5,530,748
 6.750%, due 07/15/04...............................     5,900,000    4,330,294
Treuhandanstalt
 7.750%, due 10/01/02...............................     2,950,000    2,297,467
                                                                   ------------
                                                                     24,951,195
                                                                   ------------

--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                       FACE
                                                      AMOUNT          VALUE
                                                 ----------------- ------------
ITALY -- 1.22%
Republic of Italy (BTP)
 9.000%, due 10/01/96........................... ITL 2,100,000,000 $  1,314,279
 8.500%, due 01/01/99...........................     3,100,000,000    1,881,701
 9.500%, due 12/01/99...........................     1,200,000,000      741,259
 9.000%, due 10/01/03...........................     2,300,000,000    1,333,762
                                                                   ------------
                                                                      5,271,001
                                                                   ------------
JAPAN -- 0.43%
International Bank of Reconstruction and
 Developmentt
 6.750%, due 03/15/00........................... JPY    84,000,000      976,200
Export Import Bank of Japan
 4.375%, due 10/01/03...........................        82,000,000      873,461
                                                                   ------------
                                                                      1,849,661
                                                                   ------------
NETHERLANDS -- 3.20%
Government of Nederlands
 6.250%, due 07/15/98........................... NLG     1,400,000      914,847
 8.500%, due 03/15/01...........................         1,000,000      714,597
 8.750%, due 09/15/01...........................         1,300,000      944,791
 6.500%, due 04/15/03...........................         1,000,000      654,086
 8.500%, due 06/01/06...........................         8,650,000    6,356,644
 8.250%, due 02/15/07...........................         4,900,000    3,542,795
 7.500%, due 04/15/10...........................         1,000,000      685,115
                                                                   ------------
                                                                     13,812,875
                                                                   ------------
SPAIN -- 1.36%
Government of Spain
 7.400%, due 07/30/99........................... SPN   625,000,000    4,434,682
 11.300%, due 01/15/02..........................        60,000,000      531,635
 8.200%, due 02/28/09...........................        70,000,000      511,770
                                                                   ------------
                                                                      5,878,087
                                                                   ------------
UNITED KINGDOM -- 2.19%
UK Treasury
 7.000%, due 11/06/01........................... GBP     1,305,000    2,028,616
 8.000%, due 06/10/03...........................         2,040,000    3,310,724
 8.500%, due 12/07/05...........................         2,470,000    4,121,220
                                                                   ------------
                                                                      9,460,560
                                                                   ------------
Total Non-U.S. Bonds............................                    103,982,320
                                                                   ------------
Total Bonds
 (Cost $209,790,002)............................                    221,478,145
Short-Term Investments -- 6.84%
COMMERCIAL PAPER -- 6.76%
Baxter International, Inc.
 6.050%, due 01/02/96...........................   $     1,177,000 $  1,176,802
Burlington Northern Santa Fe
 6.050%, due 01/03/96...........................         3,500,000    3,498,824
 6.150%, due 01/31/96...........................         2,500,000    2,487,187
Conagra, Inc.
 5.910%, due 01/04/96...........................         1,000,000      999,508
 6.050%, due 01/11/96...........................         3,210,000    3,204,605
Crown Cork & Seal Co., Inc.
 6.060%, due 01/09/96...........................         2,000,000    1,997,307
CSX Corp.
 6.000%, due 01/08/96...........................         2,000,000    1,997,667
General American
 Transportation Corp.
 6.200%, due 01/18/96...........................         5,000,000    4,985,361
Nabisco, Inc.
 5.850%, due 01/03/96...........................         2,163,000    2,162,297
P.S. Colorado Credit Corp. 6.030%, due
 01/04/96.......................................         2,500,000    2,498,744
Texas Utilities Electric Co.
 6.300%, due 01/05/96...........................         2,000,000    1,998,600
Trinova Corp.
 6.100%, due 01/10/96...........................         1,500,000    1,497,713
 6.200%, 01/10/96...............................           700,000      698,915
                                                                   ------------
                                                                     29,203,530
                                                                   ------------
FOREIGN TIME DEPOSIT -- 0.08%
Bankers Trust
Japanese Yen -- 0.08%,
 1.125%, due 01/02/96........................... JPN    36,699,859      355,791
                                                                   ------------
Total Short-Term Investments
 (Cost $29,559,321)...........................                       29,559,321
                                                                   ------------
Total Investments (Cost $390,823,651) --
  100.01% (a).................................                      432,012,640
                                                                   ------------
Liabilities, less cash and other assets --
 (0.01%)......................................                          (53,884)
                                                                   ------------
Net Assets -- 100%............................                     $431,958,756
                                                                   ============

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------

                    GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a)Aggregate cost for federal income tax purposes was $390,832,651; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................ $44,301,030
      Gross unrealized depreciation................................  (3,121,041)
                                                                    -----------
          Net unrealized appreciation.............................. $41,179,989
                                                                    ===========

(b)Non-income producing security.
(c)Denominated in U.S. dollars.
(d)Linked to Canadian's retail price index. Reset semi-annually.
FRN: Floating rate note--The rate disclosed is that in effect at December 31, 1995.
MTN: Medium Term Note

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Fund had the following open forward foreign currency contracts as of December 31, 1995:

                               SETTLEMENT     LOCAL       CURRENT   UNREALIZED
                                  DATE      CURRENCY       VALUE    GAIN/(LOSS)
                               ---------- ------------- ----------- ----------
FORWARD FOREIGN CURRENCY BUY
 CONTRACTS
Australian Dollar............   06/05/96      6,800,000 $ 5,037,578 $    5,918
British Pound................   06/05/96      4,000,000   6,157,418    (63,782)
Canadian Dollar..............   06/05/96     15,600,000  11,432,505   (121,553)
Danish Krone.................   06/04/96      3,000,000     542,980     (7,832)
Dutch Guilder................   06/05/96      2,000,000   1,258,173    (23,656)
French Franc.................   06/05/96      7,000,000   1,434,031     (8,109)
Italian Lira.................   06/05/96  5,400,000,000   3,337,254     25,488
Swedish Krone................   06/05/96     34,300,000   5,114,447    (67,761)
FORWARD FOREIGN CURRENCY SALE
 CONTRACTS
Belgian Franc................   06/05/96    200,000,000   6,830,383    142,145
British Pound................   06/05/96     10,000,000  15,524,500    130,955
Danish Krone.................   06/04/96     58,000,000  10,497,618    146,733
Dutch Guilder................   06/05/96     29,000,000  18,582,001    338,493
French Franc.................   06/05/96    125,000,000  25,607,692    119,305
German Mark..................   06/05/96     40,000,000  28,163,121    417,255
Japanese Yen.................   06/05/96  1,430,000,000  14,166,487    327,149
Swedish Krone................   06/05/96     34,300,000   5,114,447    (99,534)
                                                                    ----------
  Total......................                                       $1,261,214
                                                                    ==========

FUTURES CONTRACTS (NOTE 5)

INDEX FUTURES CONTRACTS:
The Global Fund had the following open index futures contracts as of December 31, 1995:

                                  SETTLEMENT               CURRENT   UNREALIZED
                                     DATE       COST        VALUE       GAIN
                                  ---------- ----------- ----------- ----------
INDEX FUTURES BUY CONTRACTS
Topix, 86 contracts.............. March 1996 $12,136,016 $13,123,024  $987,008
                                                                      ========

The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1995 was $2,170,000.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
16

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $390,832,651) (Note 1).............. $432,012,640
 Cash............................................................    2,635,056
 Foreign currency, at value (Cost $2,583,346)....................    2,589,281
 Receivables:
  Investment securities sold.....................................    3,519,944
  Dividends......................................................      243,260
  Interest.......................................................    4,869,024
  Fund shares sold...............................................    1,026,190
  Variation Margin (Note 5)......................................    1,202,454
 Net unrealized appreciation on forward foreign currency con-
  tracts.........................................................    1,261,214
 Deferred organization costs, net of amortization (Note 1).......       25,375
 Other assets....................................................       58,220
                                                                  ------------
    TOTAL ASSETS.................................................  449,442,658
                                                                  ------------
LIABILITIES:
 Payables:
  Investment securities purchased................................   16,976,226
  Investment advisory fees (Note 2)..............................      286,282
  Accrued expenses...............................................      221,394
                                                                  ------------
    TOTAL LIABILITIES............................................   17,483,902
                                                                  ------------
NET ASSETS....................................................... $431,958,756
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)........................................ $388,721,692
 Accumulated undistributed net investment income.................    1,301,114
 Accumulated net realized loss...................................   (1,496,517)
 Net unrealized appreciation.....................................   43,432,467
                                                                  ------------
    NET ASSETS................................................... $431,958,756
                                                                  ============
OFFERING PRICE PER SHARE:
 Brinson Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $430,112,118 and 36,388,462 shares is-
   sued and outstanding) (Note 7)................................ $      11.82
                                                                  ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $1,846,638 and 156,484 shares issued
   and outstanding) (Note 7)..................................... $      11.80
                                                                  ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
 Interest.......................................................... $ 7,985,393
 Dividends (net of $63,572 for foreign taxes withheld).............   1,819,381
                                                                    -----------
    TOTAL INCOME...................................................   9,804,774
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................   1,610,179
 Administration....................................................     139,310
 Custodian.........................................................     136,000
 Amortization of organization costs (Note 1).......................       7,739
 Distribution (Note 6).............................................       1,692
 Other.............................................................     290,457
                                                                    -----------
    TOTAL EXPENSES.................................................   2,185,377
                                                                    -----------
    NET INVESTMENT INCOME .........................................   7,619,397
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments......................................................   9,168,219
  Futures contracts................................................     240,485
  Foreign currency transactions....................................   2,269,816
                                                                    -----------
    Net realized gain..............................................  11,678,520
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................  19,027,030
  Futures contracts................................................     987,009
  Forward contracts................................................   3,246,227
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................    (83,519)
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........  23,176,747
                                                                    -----------
 Net realized and unrealized gain..................................  34,855,267
                                                                    -----------
 Net increase in net assets resulting from operations.............. $42,474,664
                                                                    ===========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
18

                    GLOBAL FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED      YEAR
                                                DECEMBER 31, 1995     ENDED
                                                   (UNAUDITED)    JUNE 30, 1995
                                                ----------------- -------------
OPERATIONS:
 Net investment income.........................   $  7,619,397    $ 14,388,762
 Net realized gain.............................     11,678,520       2,567,030
 Change in net unrealized appreciation or de-
  preciation...................................     23,176,747      23,779,745
                                                  ------------    ------------
 Net increase in net assets resulting from op-
  erations.....................................     42,474,664      40,735,537
                                                  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income......    (16,328,500)     (8,427,640)
 Distributions from net realized gain..........     (9,441,309)     (2,567,030)
 Distributions in excess of net realized gain..     (1,496,517)       (275,888)
                                                  ------------    ------------
 Total distributions to shareholders*..........    (27,266,326)    (11,270,558)
                                                  ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     59,719,842     124,484,442
 Shares issued on reinvestment of distribu-
  tions........................................     26,139,635      10,276,565
 Shares redeemed...............................    (34,786,984)    (77,406,972)
                                                  ------------    ------------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 7).............     51,072,493      57,354,035
                                                  ------------    ------------
    TOTAL INCREASE IN NET ASSETS...............     66,280,831      86,819,014
NET ASSETS:
 Beginning of year.............................    365,677,925     278,858,911
                                                  ------------    ------------
 End of year (including accumulated undistrib-
  uted net investment income of
  $1,301,114 and $4,495,172, respectively).....   $431,958,756    $365,677,925
                                                  ============    ============
*DISTRIBUTIONS BY CLASS:
Distributions from net investment income:
 Brinson Class.................................   $(16,262,552)   $ (8,427,640)
 SwissKey Class................................        (65,948)            --
Distributions from and in excess of net real-
 ized gain:
 Brinson Class.................................    (10,892,522)     (2,842,918)
 SwissKey Class................................        (45,304)            --
                                                  ------------    ------------
                                                  $(27,266,326)   $(11,270,558)
                                                  ============    ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                             SIX MONTHS
                                ENDED           YEAR          YEAR      AUGUST 31, 1992*
                          DECEMBER 31, 1995     ENDED         ENDED         THROUGH
BRINSON CLASS                (UNAUDITED)    JUNE 30, 1995 JUNE 30, 1994  JUNE 30, 1993
----------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period.........      $  11.35        $  10.43      $  10.87        $  10.00
                              --------        --------      --------        --------
 Income from investment
  operations:
 Net investment income..          0.20            0.43          0.33            0.26
 Net realized and
  unrealized gain
  (loss)................          1.07            0.86         (0.23)           0.81
                              --------        --------      --------        --------
    Total income from
     investment opera-
     tions..............          1.27            1.29          0.10            1.07
                              --------        --------      --------        --------
 Less distributions:
 Distributions from net
  investment income.....         (0.48)          (0.27)        (0.27)          (0.20)
 Distributions from and
  in excess of net real-
  ized gain.............         (0.32)          (0.10)        (0.27)            --
                              --------        --------      --------        --------
    Total distributions.         (0.80)          (0.37)        (0.54)          (0.20)
                              --------        --------      --------        --------
Net asset value, end of
 period.................      $  11.82        $  11.35      $  10.43        $  10.87
                              ========        ========      ========        ========
Total return (non-
 annualized)............         11.29%          12.57%         0.77%          10.76%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........      $430,112        $365,678      $278,859        $191,389
 Ratio of expenses to
  average net assets:
  Before expense reim-
   bursement............          1.10%**         1.09%         1.14%           1.35%**
  After expense reim-
   bursement............           N/A             N/A          1.10%           1.05%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............          3.82%**         4.27%         3.21%           3.26%**
  After expense reim-
   bursement............           N/A             N/A          3.25%           3.56%**
 Portfolio turnover
  rate..................            79%            238%          231%            149%

 * Commencement of investment operations
** Annualized
N/A = Not Applicable


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
20

                    GLOBAL FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                JULY 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $11.60
                                                                    ------
 Income from investment operations:
 Net investment income........................................        0.18
 Net realized and unrealized gain.............................        0.81
                                                                    ------
    Total income from investment operations...................        0.99
                                                                    ------
 Less distributions:
 Distributions from and in excess of net investment income....       (0.47)
 Distributions from net realized gain.........................       (0.32)
                                                                    ------
    Total distributions.......................................       (0.79)
                                                                    ------
Net asset value, end of period................................      $11.80
                                                                    ======
Total return (non-annualized).................................        8.61%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $1,847
 Ratio of expenses to average net assets......................        1.75**
 Ratio of net investment income to average net assets.........        3.17**
 Portfolio turnover rate......................................          79%

 * Commencement of SwissKey Class distribution
** Annualized


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO

The Global Equity Fund is an actively managed portfolio that provides integrated asset management across and within world equity markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced long-term returns, while maintaining control of risk.

The SwissKey Global Equity Fund has provided an unannualized return of 9.93% since its inception on July 31, 1995, compared to the 5.56% return of its benchmark, the MSCI World Equity (Free) Index.

Currency allocation and equity management strategies contributed positively to Fund performance. Below in a discussion of the 1995 global equity markets, as well as our current investment strategies.

Global equity markets were generally strong in 1995, with the U.S. and Switzerland providing the highest returns of 38.19% and 30.58%, respectively, on a U.S. dollar hedged basis. Many other markets posted double-digit returns. The weakest markets were Austria and Italy with respective currency hedged declines of 10.68% and 4.65%. Amidst this general market strength, Japanese equities were notable underperformers. The Japanese market rallied by 9.16% in U.S. dollar hedged terms. The first half of 1995 saw the Japanese market decline by about 20%, only to recover more than 35% in the last half.

Currency movements, especially the Japanese yen, contributed significantly to index volatility during the year. The yen appreciated by more than 20% early in the year, reaching a peak of 80 yen/U.S. dollar in mid-April. It depreciated through the rest of the year to end about unchanged at roughly 100 yen/U.S. dollar. The yen underweight and U.S. dollar overweight added value through the extreme interest rate differential between the U.S. and Japan. A partial offset to this value added came from underweights of the core European currencies. These currencies appreciated in the early part of 1995, but, unlike the yen, remained steady for the year's duration. The European currencies as well as the yen ended the year overpriced relative to fundamental values. Consequently, the Fund remains underweighted in these currencies with offsetting overweights in the U.S. and Canadian dollars.

Security selection derived most of its added value from equity management in the U.S. and Japan. The extra return in the U.S. was attributable to a number of favorable industry positions. Favorable industry exposures included overweights in defense/aerospace, bank and insurance stocks. Positive contributions from equity management in Japan were attributable to the Fund's exposure to high quality defensive issues and exporters, and underweights to cyclicals in an environment of market decline.

                   ------------------------------------------------------------
22

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN


                                          Since
                                Quarter Inception*
--------------------------------------------------
SWISSKEY GLOBAL EQUITY FUND      6.44%     9.93%
MSCI World Equity (Free) Index   4.87      5.56
--------------------------------------------------

 *Inception date of the SwissKey Global Equity Fund was July 31, 1995. Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey Global Equity Fund and the MSCI World Equity (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1995. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


SWISSKEY GLOBAL EQUITY FUND
VS. MSCI WORLD EQUITY (FREE) INDEX
Wealth Value with Dividends Reinvested

                             [GRAPH APPEARS HERE]

                      Swisskey              MSCI World
                    Global Equity       Equity (Free) Index
                    -------------       -------------------
 7/31/95               $10,000                $10,000
 8/31/95               $10,154                $ 9,776
 9/30/95               $10,328                $10,065
10/31/95               $10,299                $ 9,909
11/30/95               $10,666                $10,254
12/31/95               $10,993                $10,555

Fund returns are net of all fees and costs, while the Index returns are based solely on the market returns without deduction for fees or transaction costs for rebalancing.

                  -------------------------------------------------------------

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO
 MARKET ALLOCATION


As of December 31, 1995 (Unaudited)

                         Current
               Benchmark Strategy
---------------------------------
U.S.              40.7%    33.4%
Japan             23.3     22.5
Australia          1.5      2.4
Belgium            0.6      1.6
Canada             2.2      2.0
France             3.6      4.8
Germany            3.9      3.4
Hong Kong          1.8      0.0
Italy              1.3      1.3
Malaysia           1.3      0.6
Netherlands        2.3      3.6
New Zealand        0.2      1.3
Spain              1.0      1.6
Sweden             1.1      0.0
Switzerland        3.4      1.3
U.K.               9.6     10.2
Other Markets      2.2      0.0
Cash Reserves      0.0     10.0
---------------------------------
                 100.0%   100.0%

 TOP TEN U.S. EQUITY HOLDINGS


As of December 31, 1995
(Unaudited)

                                 Percent of
                                 Net Assets
-------------------------------------------
 1. Citicorp                        2.45%
 2. Lockheed Martin Corp.           2.39
 3. Burlington Northern, Santa Fe   1.91
 4. Honeywell, Inc.                 1.84
 5. Avon Products, Inc.             1.45
 6. Schering Plough Corp.           1.38
 7. AON Corp.                       1.33
 8. Kimberly-Clark Corp.            1.33
 9. Enron Corp.                     1.27
10. Sprint Corp.                    1.23
-------------------------------------------

 CURRENCY ALLOCATION


As of December 31, 1995 (Unaudited)

                         Current
               Benchmark Strategy
---------------------------------
U.S.              40.7%    70.6%
Japan             23.3      0.0
Australia          1.5      2.4
Belgium            0.6      0.0
Canada             2.2     10.8
France             3.6      0.0
Germany            3.9      0.0
Hong Kong          1.8      0.0
Italy              1.3      3.1
Malaysia           1.3      0.6
Netherlands        2.3      0.0
New Zealand        0.2      1.3
Spain              1.0      1.6
Sweden             1.1      0.0
Switzerland        3.4      0.0
U.K.               9.6      9.6
Other Markets      2.2      0.0
---------------------------------
                 100.0%   100.0%


 TOP TEN NON-U.S. EQUITY HOLDINGS


As of December 31, 1995 (Unaudited)

                                 Percent of
                                 Net Assets
-------------------------------------------
 1. Royal Dutch Petroleum            1.01%
 2. Lloyds TSB Group                 0.77
 3. Broken Hill Proprietary          0.76
 4. General Electric PLC             0.75
 5. Ito Yokado Co.                   0.74
 6. Toray Industries, Inc.           0.63
 7. Matsushita Electric Industrial   0.62
 8. Sekisui House                    0.59
 9. Toshiba Corp.                    0.58
10. British Telecommunications       0.57
-------------------------------------------

                   ------------------------------------------------------------
24

                    GLOBAL EQUITY FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals...............................................................  0.36%
 Housing/Paper...........................................................  1.48
 Metals..................................................................  0.64
                                                                          -----
                                                                           2.48
Capital Investments
 Capital Goods...........................................................  4.03
 Technology..............................................................  2.53
                                                                          -----
                                                                           6.56
Consumer
 Autos/Durables..........................................................  0.47
 Discretionary...........................................................  2.42
 Health: Drugs...........................................................  4.30
 Health: Non-Drugs.......................................................  1.39
 Non-Durables............................................................  4.49
 Retail/Apparel..........................................................  2.78
                                                                          -----
                                                                          15.85
Energy...................................................................  2.73
Financial
 Banks...................................................................  3.58
 Non-Banks...............................................................  4.39
                                                                          -----
                                                                           7.97
Services.................................................................  3.55
Transportation...........................................................  1.94
Utilities................................................................  2.90
Miscellaneous............................................................  1.04
                                                                          -----
   Total U.S. Equities................................................... 45.02*
                                                                          -----

------------------------------------------------------------

NON-U.S. EQUITIES
Aerospace & Military....................................................   0.22%
Airlines................................................................   0.01
Appliances & Household Durables.........................................   1.33
Automobiles.............................................................   1.47
Banking.................................................................   6.79
Beverages & Tobacco.....................................................   1.39
Broadcasting & Publishing...............................................   0.78
Building Materials......................................................   0.35
Business & Public Service...............................................   1.62
Chemicals...............................................................   2.04
Construction............................................................   1.01
Data Processing.........................................................   0.52
Electric Components.....................................................   0.59
Electronics.............................................................   2.16
Energy..................................................................   4.62
Financial Services......................................................   0.78
Food & House Products...................................................   2.53
Forest Products.........................................................   1.03
Goldmines...............................................................   0.11
Health & Personal Care..................................................   1.48
Industrial Components...................................................   1.17
Insurance...............................................................   2.55
Leisure & Tourism.......................................................   0.22
Machinery & Engineering.................................................   0.77
Merchandising...........................................................   2.79
Miscellaneous Materials.................................................   0.63
Multi-Industry..........................................................   2.34
Non-Ferrous Metal.......................................................   0.54
Real Estate.............................................................   0.18
Recreation..............................................................   0.35
Shipping................................................................   0.32
Steel...................................................................   0.62
Telecommunications......................................................   1.47
Textiles & Apparel......................................................   0.14
Transportation..........................................................   0.50
Utilities...............................................................   2.80
                                                                         ------
   Total Non-U.S. Equities..............................................  48.22*
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   2.52*
                                                                         ------
   TOTAL INVESTMENTS....................................................  95.76
CASH AND OTHER ASSETS, LESS LIABILITIES.................................   4.24
                                                                         ------
   NET ASSETS........................................................... 100.00%
                                                                         ======

* The Fund held a short position in stock index futures on December 31, 1995 which reduced U.S. Equity exposure from 45.02% to 32.62%. The Fund held a long position in Topix futures which increased Japanese Equity exposure from 14.96% to 22.00%. These two adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 2.52% to 7.88%.

                   ------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                          --------- -----------
Equities -- 93.24%
U.S. EQUITIES -- 45.02%
Aetna Life & Casualty Co.................................     6,500 $   450,125
Air & Water Technologies Corp. (b).......................     2,300      14,088
Allergan, Inc............................................    11,000     357,500
Alza Corp. (b)...........................................     8,700     215,325
American Mobile Satellite Corp., Inc. (b)................     1,600      49,000
Aon Corp.................................................    13,300     663,338
AST Research Corp. (b)...................................     1,588      13,498
Automatic Data Processing, Inc...........................     6,300     467,775
Avon Products, Inc.......................................     9,600     723,600
Bard (C.R.), Inc.........................................     6,600     212,850
Beckman Instruments, Inc.................................     4,300     152,113
Biogen, Inc. (b).........................................     1,000      61,500
Birmingham Steel Corp....................................     4,200      62,475
Boeing Co................................................     3,900     305,663
Boston Technology, Inc. (b)..............................     2,600      33,150
Brinker International, Inc. (b)..........................     3,100      46,887
Burlington Northern Santa Fe.............................    12,200     951,600
Campbell Soup Co.........................................     3,300     198,000
Centerior Energy Co......................................     1,800      15,975
CIGNA Corp...............................................     5,300     547,225
Citicorp.................................................    18,200   1,223,950
CMS Energy Corp..........................................    11,600     346,550
Coca-Cola Enterprises, Inc...............................    13,600     363,800
Comerica, Inc............................................     2,900     116,362
Computer Sciences Corp. (b)..............................       700      49,175
Converse Technology, Inc. (b)............................     1,700      34,000
Cooper Cameron Corp. (b).................................     3,600     127,800
Cooper Industries, Inc...................................     2,333      85,738
Dial Corp................................................    10,200     302,175
Enron Corp...............................................    16,600     632,875
Entergy Corp.............................................    11,800     345,150
Federal Department Stores (b)............................    13,700     376,750
First Data Corp..........................................     6,502     434,834
Food Lion, Inc. Class A..................................    17,100      97,790
Ford Motor Co............................................    10,800     313,200
Forest Laboratories, Inc. (b)............................     7,200     325,800
Gannett Co., Inc.........................................     4,100     251,638
Genzyme Corp. (b)........................................     1,400      87,325
Goodyear Tire & Rubber Co................................     7,800     353,925
Health Care and Retirement Corp. (b).....................     2,300      80,500
Hillenbrand Industries, Inc..............................       400      13,550
Honeywell, Inc...........................................    18,900     919,012
Illinova Corp............................................     2,200      66,000
Inland Steel Industries, Inc.............................     6,300     158,288
Interpublic Group of Companies, Inc......................     4,300     186,513
Kimberly-Clark Corp......................................     8,000     662,000
Kroger Co. (b)...........................................     6,200     232,500
Lockheed Martin Corp.....................................    15,100   1,192,900
LTV Corp.................................................     6,200      85,250
Lyondell Petrochemical Co................................    11,700     267,637
Magna Group Inc..........................................     2,100      49,875
Manor Care, Inc..........................................     6,900     241,500
Mattel, Inc..............................................    16,700     513,525
Melville Corp............................................     9,000     276,750
National Semiconductor Corp. (b)...........................    4,500 $   100,125
Nextel Communications, Inc. Class A (b)....................    9,400     138,650
Octel Communications Corp. (b).............................    1,100      35,475
Old Republic International Corp............................    4,100     145,550
Owens Illinois Inc. (b)....................................   12,200     176,900
Pentair, Inc...............................................    2,500     124,375
Pfizer, Inc................................................    6,500     409,500
Philip Morris Companies, Inc...............................    3,200     289,600
Raychem Corp...............................................    3,800     216,125
RJR Nabisco Convertible Preferred "C"......................   34,600     220,575
RJR Nabisco Holdings Corp. (b).............................   10,400     321,100
Schering Plough Corp.......................................   12,600     689,850
Schlumberger Ltd...........................................    4,500     311,625
Schweitzer Manduit International, Inc. (b).................      800      18,500
Seagate Technology (b).....................................    4,400     209,000
Sprint Corp................................................   15,700     626,037
State Street Boston Corp...................................    3,100     139,500
Timken Co..................................................    3,000     114,750
Tosco Corp.................................................    1,900      72,437
Transamerica Corp..........................................    5,900     429,962
Ultramar Corp..............................................    4,700     121,025
US Bancorp.................................................    7,200     242,100
USF&G Corp.................................................   10,200     172,125
Walgreen Co................................................    9,600     286,800
Westvaco Corp..............................................    3,350      92,962
WMX Technologies, Inc......................................   13,500     403,312
                                                                     -----------
Total U.S. Equities........................................           22,464,284
                                                                     -----------
NON-U.S. EQUITIES -- 48.22%
AUSTRALIA -- 2.55%
Amcor Ltd. ................................................   10,100      71,376
ANZ Banking Group..........................................    8,947      41,996
Broken Hill Proprietary....................................   26,750     378,076
CRA Ltd....................................................    7,500     110,132
David Jones Ltd. (b).......................................   22,000      33,549
Lend Lease Corp. Ltd.......................................    6,049      87,745
National Australia Bank....................................   18,275     164,493
News Corp..................................................   14,500      77,446
Pacific Dunlop Ltd.........................................   40,000      93,729
Qantas Airways Ltd.........................................    4,000       6,665
Santos Ltd.................................................   17,000      49,699
Western Mining Corp........................................    7,300      46,918
Westpac Banking Corp. Ltd..................................   24,545     108,821
                                                                     -----------
                                                                       1,270,645
                                                                     -----------
BELGIUM -- 1.42%
Delhaize-Le Lion, S.A......................................      600      24,872
Electrabel.................................................      650     154,599
Fortis AG..................................................      580      70,552
Groupe Bruxelles Lambert...................................      380      52,744
Kredietbank................................................      365      99,835
Petrofina..................................................      290      88,781
Petrofina S.A. Warrants "97" (b)...........................       10         133
Societe Gen De Belgique....................................      540      44,678
Solvay.....................................................      115      62,128

--------------------------------------------------------------------------------
26

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                            ------- -----------
BELGIUM (CONTINUED)
Tractebel.................................................      200 $    82,566
Union Miniere (b).........................................      420      28,113
                                                                    -----------
                                                                        709,001
                                                                    -----------
CANADA -- 2.17%
Alcan Aluminium Ltd.......................................    2,800      87,000
Bank of Montreal..........................................    6,100     138,657
Barrick Gold Corp.........................................    2,100      55,433
Canadian Pacific Ltd......................................    7,300     133,148
Imperial Oil Canada Ltd...................................    2,900     104,992
Moore Corp. Ltd...........................................    1,800      33,821
Noranda, Inc..............................................    2,800      57,743
Norcen Energy.............................................    2,500      37,579
Northern Telecom Ltd......................................    1,400      59,924
Nova Corporation of Alberta...............................    4,300      34,682
Royal Bank of Canada......................................    4,800     109,547
Seagram Co. Ltd...........................................    2,400      82,710
Thomson Corp..............................................    6,500      90,556
TransCanada Pipelines Ltd.................................    4,000      55,360
                                                                    -----------
                                                                      1,081,152
                                                                    -----------
FRANCE -- 4.75%
Accor.....................................................      760      98,524
Alcatel Alsthom...........................................    1,044      90,127
Banque Nationale de Paris.................................    3,280     148,152
Cep Communications........................................      704      58,444
Cie Bancaire S.A..........................................      680      76,195
Cie de Saint Gobain.......................................    1,228     136,093
Cie Fin de Suez...........................................    1,651      68,192
Colas.....................................................      330      55,331
Credit Local de France....................................    1,803     144,517
GAN (b)...................................................      650      23,791
Generale des Eaux.........................................    1,534     153,350
LVMH (Moet-Hennessy Louis Vaitton)........................    1,080     225,248
Michelin Class B (b)......................................    2,010      80,267
Pechiney Cert D'Invest....................................    1,350      51,067
Pechiney Cert D'Invest Warrants (b).......................    1,350           3
Peuegot S.A...............................................    1,840     243,046
Sanofi....................................................    1,344      86,264
Societe Generale..........................................    1,562     193,230
Societe Nationale Elf Aquitaine...........................    1,950     143,860
Total Co. "B".............................................    3,090     208,818
UAP.......................................................    3,219      84,183
                                                                    -----------
                                                                      2,368,702
                                                                    -----------
GERMANY -- 3.38%
Allianz AG Holdings.......................................      115     226,256
BASF AG...................................................      390      88,011
Bayer.....................................................      390     103,760
Bayer Motoren Worken......................................      170      87,892
Bayer Vereinsbank.........................................    2,000      60,085
Commerzbank...............................................      330      78,506
Daimler-Benz..............................................      160      80,933
Deutsche Bank.............................................    4,950     235,517
Hoechst...................................................      340      92,643
Kaufhof Holding AG.........................................      205 $    62,590
Mannesmann.................................................      430     137,145
Muenchener Rueckver........................................       57     123,056
Muenchener Rueckver Warrants "98" (b)......................        3         397
Preussag...................................................      260      73,388
RWE........................................................      220      80,158
Schering...................................................      650      43,279
Veba.......................................................    2,650     113,679
                                                                     -----------
                                                                       1,687,295
                                                                     -----------
ITALY -- 1.57%
Assic Generali.............................................    6,200     150,263
Eni ADR (c)................................................    4,300     147,275
Fiat Spa Priv..............................................   43,000      78,601
Instituto Mobilaire Italiano...............................   15,000      94,548
Italgas....................................................   13,000      39,578
La Rinascente..............................................    5,000      30,287
La Rinascente Savings (Risp)...............................    6,000      17,019
Mediobanca.................................................    2,800      19,405
Montedison (b).............................................   44,000      29,509
Sai Di Risp................................................    7,000      29,077
Telecom Italia.............................................   61,000      74,669
Telecom Italia Mobile (b)..................................   67,000      70,527
                                                                     -----------
                                                                         780,758
                                                                     -----------
JAPAN -- 14.96%
Amada......................................................   12,000     118,662
Asahi Glass Co. ...........................................   14,000     156,083
Bank of Tokyo..............................................    7,000     122,831
Canon, Inc. ...............................................   10,000     181,289
Canon Sales................................................    3,200      85,313
Citizen Watch Co. .........................................   12,000      91,905
Dai Nippon Printing........................................   11,000     186,621
Daiichi Pharmaceutical Co. Ltd.............................    4,000      57,004
Daikin Kogyo Co. ..........................................   13,000     127,290
Daiwa House Industries.....................................    6,000      98,885
Fanuc Co. .................................................    3,200     138,672
Fujitsu....................................................    7,000      78,042
Hitachi Ltd. ..............................................   18,000     181,483
Honda Motor Co. ...........................................    7,000     144,547
Inax.......................................................   12,000     114,009
Isetan.....................................................    4,000      65,923
Ito Yokado Co. ............................................    6,000     369,947
Keio Teito Electric Railway ...............................   14,000      81,571
Kinki Nippon Railway ......................................   14,000     105,865
Kirin Brewery Co. Ltd......................................    8,000      94,619
Kuraray Co. Ltd. ..........................................    6,000      65,730
Maeda Road Construction....................................    3,000      55,550
Marui Co...................................................    4,000      83,374
Matsushita Electric Industrial.............................   19,000     309,452
Mitsubishi Bank............................................    5,000     117,790
Mitsubishi Paper...........................................   16,000      96,326
NGK Insulators.............................................   19,000     189,724
Nichii Co. ................................................    9,000     119,535
Nintendo...................................................    1,100      83,713
Nippon Denso Co. ..........................................    8,000     149,685
Nippon Meat Packers........................................    7,000     101,794

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES    VALUE
                                                           -------- -----------
JAPAN (CONTINUED)
Nippon Steel Corp. .......................................   10,000 $    34,319
Orix Corp. ...............................................    1,000      41,202
Osaka Gas Corp. ..........................................   48,000     166,127
Pioneer Electronics.......................................    5,000      91,614
Sankyo Co. Ltd. ..........................................    9,000     202,424
Secom Co. ................................................    3,000     208,822
Seino Transportation......................................    4,000      67,087
Sekisui House.............................................   23,000     294,329
Shimmaywa Industries Ltd..................................    7,000      57,819
Sony Corp. ...............................................    3,400     204,033
Suisan Kaisah ............................................    6,000      74,455
Sumitomo Bank ............................................   12,000     254,775
Sumitomo Electric Industries..............................   10,000     120,213
Takeda Chemical Industries................................   13,000     214,251
TDK Corp..................................................    3,000     153,272
Tokio Marine & Fire ......................................   11,000     143,965
Tokyo Electric Power .....................................    5,454     145,934
Tokyo Steel Mfg. .........................................    9,000     165,778
Tonen Corp. ..............................................    6,000      87,833
Toray Industries, Inc. ...................................   48,000     316,432
Toshiba Corp. ............................................   37,000     290,189
Toyota Motor Corp. .......................................    4,000      84,924
Yamazaki Baking Co. Ltd...................................    4,000      74,454
                                                                    -----------
                                                                      7,467,485
                                                                    -----------
MALAYSIA -- 0.51%
Genting...................................................    1,000       8,350
Hume Industries...........................................    4,000      19,220
Kuala Lumpur Kepong.......................................    8,000      25,364
Land & General Holdings...................................    9,000      19,496
Malayan Bank..............................................    5,000      42,143
Nestle Malaysia...........................................    2,000      14,651
Sime Darby................................................   14,000      37,219
Telekom Malaysia..........................................    6,000      46,790
Tenaga Nasional...........................................   10,000      39,386
                                                                    -----------
                                                                        252,619
                                                                    -----------
NETHERLANDS -- 3.42%
ABN-AMRO Holdings.........................................    4,772     217,613
D.S.M.....................................................      680      55,995
Internationale Nederlanden Groep NV.......................    4,075     272,514
KPN NV....................................................    2,778     101,034
Philips Electronics.......................................    1,600      57,891
Royal Dutch Petroleum.....................................    3,600     503,506
Royal Dutch Petroleum NY Shares...........................    1,200     169,350
Unilever NV...............................................    1,750     246,179
VNU-Ver Ned Uitger........................................      600      82,458
                                                                    -----------
                                                                      1,706,540
                                                                    -----------
NEW ZEALAND -- 1.14%
Brierly Investment........................................  141,000     111,539
Carter Holt Harvey........................................   59,500     128,367
Fletcher Challenge Ltd....................................   55,000     126,928
Fletcher Challenge Forest Division........................    7,803      11,121
Telecom Corp. of New Zeland Ltd...........................   26,000 $   112,186
Telecom Corp. of New Zealand Ltd. ADS (c).................    1,100      76,312
                                                                    -----------
                                                                        566,453
                                                                    -----------
SPAIN -- 1.60%
Banco Bilbao-Vizcaya......................................    1,800      64,835
Banco Intercontinental....................................      600      58,356
Banco Popular.............................................      300      55,315
Banco Santander...........................................    1,600      80,314
Empresa NAC Electric......................................    1,350      76,444
Iberorola S.A.............................................   16,200     148,215
Repsol S.A................................................    2,600      85,185
Sevillana de Electric.....................................    6,300      48,915
Telefonica de Espana......................................   10,900     150,935
Viscofan..................................................    2,300      27,299
                                                                    -----------
                                                                        795,813
                                                                    -----------
SWITZERLAND -- 1.37%
Ciba Geigy (Reg.).........................................       95      83,804
CS Holdings...............................................      696      71,530
Nestle (Reg.).............................................      173     191,855
Roche Holdings Gen........................................       18     142,752
Schweiz Bankgesellschaft..................................       72      78,220
Societe Generale Surveillance (Br)........................       27      53,737
Zurich Insurance..........................................      203      60,868
                                                                    -----------
                                                                        682,766
                                                                    -----------
UNITED KINGDOM -- 9.38%
Asda Group................................................   26,000      44,605
Bass......................................................   12,800     142,885
B.A.T. Industries PLC.....................................   16,000     140,972
BET PLC...................................................   24,500      48,308
Booker PLC................................................    6,500      36,128
British Gas...............................................   53,500     210,977
British Petroleum.........................................   30,278     253,374
British Telecommunications................................   52,000     285,794
Charter Group.............................................    7,236      96,952
Coats Viyella.............................................   25,000      67,924
FKI.......................................................   30,875      79,093
General Electric PLC......................................   68,000     374,787
Glaxo Holdings............................................    6,500      92,338
Grand Metropolitan........................................   35,000     252,135
Guinness..................................................   19,500     143,503
Hanson....................................................   35,000     104,603
Hillsdown Holdings........................................   25,000      65,595
House of Fraser...........................................   47,000     130,616
Legal and General.........................................    7,700      80,096
Lloyds Abbey Life.........................................   10,500      73,358
Lloyds TSB Group..........................................   74,630     383,520
Lucas Industries..........................................   15,500      43,557
Marks & Spencer...........................................   15,500     108,291
Mirror Group..............................................   28,200      77,056
National Power............................................   12,000      83,745
National Westminster Bank.................................   16,600     167,263
Ocean Group...............................................   11,500      69,275
P & O.....................................................   12,000      88,682

--------------------------------------------------------------------------------
28

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                           -------- -----------
UNITED KINGDOM (CONTINUED)
Reckitt & Colman..........................................    8,500 $    94,093
Redland...................................................    6,500      39,256
RJB Mining PLC............................................    5,000      42,540
Rolls Royce...............................................   37,400     109,744
Royal Insurance...........................................   11,900      70,576
Sears PLC.................................................   52,000      83,962
Sedgwick Group............................................   11,000      20,664
SmithKline Beecham Units..................................    9,900     107,899
Tesco.....................................................   34,000     156,777
Thames Water..............................................   10,000      87,254
Unilever Ord 5P...........................................    3,000      61,621
W.H. Smith Group..........................................    9,000      59,245
                                                                    -----------
                                                                      4,679,063
                                                                    -----------
Total Non-U.S. Equities...................................           24,048,292
                                                                    -----------
Total Equities
 (Cost $41,929,255).......................................          $46,512,576
                                                                    -----------

                                                             FACE
                                                            AMOUNT     VALUE
                                                           -------- -----------
Short-Term Investments -- 2.52%
U.S. GOVERNMENT OBLIGATIONS -- 0.49%
U.S. Treasury Bills 5.275%, due 05/30/96.................. $250,000 $   244,878
                                                                    -----------
COMMERCIAL PAPER -- 2.03%
Baxter International, Inc.
 6.050%, due 01/02/96.....................................  514,000     513,914
Crown Cork & Seal Co., Inc.
 6.060%, due 01/09/96.....................................  500,000     499,327
                                                                    -----------
                                                                      1,013,241
                                                                    -----------
Total Short-Term Investments
 (Cost $1,257,746)........................................            1,258,119
                                                                    -----------
Total Investments
 (Cost $43,187,001) -- 95.76% (a).........................           47,770,695
                                                                    -----------
Cash and other assets, less liabilities -- 4.24%..........            2,116,641
                                                                    -----------
Net Assets -- 100%........................................          $49,887,336
                                                                    ===========

See accompanying notes to schedules of investments.
--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a)Aggregate cost for federal income tax purposes was $43,187,001; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................. $5,660,488
      Gross unrealized depreciation................................. (1,076,794)
                                                                     ----------
          Net unrealized appreciation............................... $4,583,694
                                                                     ==========

(b)Non-income producing security
(c)Denominated in U.S. dollars

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Equity Fund had the following open forward foreign currency contracts as of December 31, 1995:

                             SETTLEMENT     LOCAL      CURRENT   UNREALIZED
                                DATE      CURRENCY      VALUE    GAIN/(LOSS)
                             ---------- ------------- ---------- -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
British Pound...............  06/04/96      1,150,000 $1,770,355  $  8,555
Canadian Dollar.............  06/04/96      6,100,000  4,470,443   (37,141)
Italian Lira................  06/04/96  1,500,000,000    927,128     8,320
Swedish Krone...............  06/04/96      6,750,000  1,006,562    (8,842)
Swiss Franc.................  06/04/96        400,000    353,239    (3,617)
FORWARD FOREIGN CURRENCY SALE CONTRACTS
Belgian Franc...............  06/04/96     19,000,000    648,869    11,770
British Pound...............  06/04/96      1,150,000  1,770,355     7,114
Dutch Guilder...............  06/04/96      2,500,000  1,572,638    24,679
French Franc................  06/04/96     11,250,000  2,309,981     5,302
German Mark.................  06/04/96      2,250,000  1,584,097    21,902
Japanese Yen................  06/04/96    740,000,000  7,329,981   142,314
Swedish Krone...............  06/04/96      6,750,000  1,006,562   (20,008)
Swiss Franc.................  06/04/96      1,100,000    971,408    11,481
                                                                  --------
    Total...................                                      $171,829
                                                                  ========

FUTURES CONTRACTS (NOTE 5)

INDEX FUTURES CONTRACTS:
The Global Equity Fund had the following open index futures contracts as of December 31, 1995:

                                 SETTLEMENT                CURRENT   UNREALIZED
                                    DATE    COST/PROCEEDS   VALUE       GAIN
                                 ---------- ------------- ---------- ----------
INDEX FUTURES BUY CONTRACTS
Topix, 23 contracts............. March 1996  $3,250,218   $3,509,646  $259,428
INDEX FUTURES SALES CONTRACTS
Standard & Poor's 500, 20 con-
 tracts......................... March 1996   6,252,000    6,184,500    67,500
                                                                      --------
   Total........................                                      $326,928
                                                                      ========

The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1995 was $540,000 and $244,878 respectively.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
30

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $43,187,001) (Note 1)................. $47,770,695
 Cash..............................................................     541,499
 Foreign currency, at value (Cost $456,324)........................     457,770
 Receivables:
  Investment securities sold.......................................     575,031
  Dividends........................................................     131,314
  Fund shares sold.................................................       1,136
  Due From Advisor (Note 2)........................................     200,332
  Variation Margin (Note 5)........................................     381,325
  Unrealized appreciation on forward foreign currency contracts....     171,829
 Deferred organization costs, net of amortization (Note 1).........       8,354
 Other assets......................................................       2,000
                                                                    -----------
    TOTAL ASSETS...................................................  50,241,285
                                                                    -----------
LIABILITIES:
 Payables:
  Investment securities purchased..................................      94,731
  Accrued expenses.................................................     259,218
                                                                    -----------
    TOTAL LIABILITIES..............................................     353,949
                                                                    -----------
NET ASSETS......................................................... $49,887,336
                                                                    ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 7).......................................... $43,829,785
 Accumulated undistributed net investment income...................     135,636
 Accumulated net realized gain.....................................     840,052
 Net unrealized appreciation.......................................   5,081,863
                                                                    -----------
    NET ASSETS..................................................... $49,887,336
                                                                    ===========
OFFERING PRICE PER SHARE:
 Brinson Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $23,255,087 and 2,177,398 shares issued
   and outstanding) (Note 7)....................................... $     10.68
                                                                    ===========
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $26,632,249 and 2,494,075 shares issued
   and outstanding) (Note 7)....................................... $     10.68
                                                                    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $28,115 for foreign taxes withheld)............. $  407,714
 Interest..........................................................     50,034
                                                                    ----------
    TOTAL INCOME...................................................    457,748
                                                                    ----------
EXPENSES:
 Advisory (Note 2).................................................    175,156
 Custodian.........................................................    100,000
 Distribution (Note 6).............................................     82,708
 Accounting........................................................     54,946
 Professional......................................................     54,574
 Printing..........................................................     38,644
 Amortization of organization costs (Note 1).......................      1,404
 Other.............................................................     68,198
                                                                    ----------
    TOTAL EXPENSES.................................................    575,630
    Expenses deferred and reimbursed by Advisor (Note 2)...........   (273,977)
                                                                    ----------
    NET EXPENSES...................................................    301,653
                                                                    ----------
    NET INVESTMENT INCOME .........................................    156,095
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................  3,890,805
  Futures contracts................................................   (463,130)
  Foreign currency transactions....................................  1,519,282
                                                                    ----------
    Net realized gain..............................................  4,946,957
                                                                    ----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................  3,724,923
  Futures contracts................................................    353,828
  Forward contracts................................................    221,046
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................       (501)
                                                                    ----------
    Change in net unrealized appreciation or depreciation..........  4,299,296
                                                                    ----------
Net realized and unrealized gain...................................  9,246,253
                                                                    ----------
Net increase in net assets resulting from operations............... $9,402,348
                                                                    ==========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
32

                    GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR
                                                  SIX MONTHS ENDED     ENDED
                                                  DECEMBER 31, 1995  JUNE 30,
                                                     (UNAUDITED)       1995
                                                  ----------------- -----------
OPERATIONS:
 Net investment income..........................     $   156,095    $   361,529
 Net realized gain (loss).......................       4,946,957       (947,502)
 Change in net unrealized appreciation or
  depreciation..................................       4,299,296      1,778,802
                                                     -----------    -----------
 Net increase in net assets resulting from oper-
  ations........................................       9,402,348      1,192,829
                                                     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income.......        (153,514)       (72,633)
 Distributions from net realized gain...........      (3,021,585)           --
 Distributions in excess of net realized gain...             --        (198,395)
                                                     -----------    -----------
 Total distributions to shareholders*...........      (3,175,099)      (271,028)
                                                     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................      23,863,166        133,064
 Shares issued on reinvestment of distributions.       3,155,021        271,028
 Shares redeemed................................      (4,063,665)    (1,262,526)
                                                     -----------    -----------
 Net increase (decrease) in net assets resulting
  from capital share
  transactions (Note 7).........................      22,954,522       (858,434)
                                                     -----------    -----------
    TOTAL INCREASE IN NET ASSETS................      29,181,771         63,367
                                                     -----------    -----------
NET ASSETS:
 Beginning of period............................      20,705,565     20,642,198
                                                     -----------    -----------
 End of period (including accumulated undistrib-
  uted net investment income of $135,636 and
  $59,734, respectively)........................     $49,887,336    $20,705,565
                                                     ===========    ===========
*DISTRIBUTIONS BY CLASS
Distributions from net investment income:
 Brinson Class..................................     $  (153,514)   $   (72,633)
 SwissKey Class.................................             --             --
Distributions from and in excess of net realized
 gain:
 Brinson Class..................................      (1,399,995)      (198,395)
 SwissKey Class.................................      (1,621,590)           --
                                                     -----------    -----------
                                                     $(3,175,099)   $  (271,028)
                                                     ===========    ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                               SIX MONTHS ENDED      YEAR      JANUARY 28, 1994*
                               DECEMBER 31, 1995     ENDED          THROUGH
BRINSON CLASS                     (UNAUDITED)    JUNE 30, 1995   JUNE 30, 1994
--------------------------------------------------------------------------------
Net asset value, beginning of
 period......................       $  9.93         $  9.49         $ 10.00
                                    -------         -------         -------
 Income from investment oper-
  ations:
 Net investment income
  (loss).....................         (0.05)           0.18            0.07
 Net realized and unrealized
  gain (loss)................          1.57            0.39           (0.54)
                                    -------         -------         -------
    Total income (loss) from
     investment operations...          1.52            0.57           (0.47)
                                    -------         -------         -------
Less distributions:
 Distributions from net in-
  vestment income............         (0.08)          (0.04)          (0.04)
 Distributions from and in
  excess of net realized
  gain.......................         (0.69)          (0.09)            --
                                    -------         -------         -------
    Total distributions......         (0.77)          (0.13)          (0.04)
                                    -------         -------         -------
Net asset value, end of peri-
 od..........................       $ 10.68         $  9.93         $  9.49
                                    =======         =======         =======
Total return (non-
 annualized).................         15.39%           6.06%          (4.70%)
Ratios/Supplemental data
 Net assets, end of period
  (in 000s)..................       $23,255         $20,706         $20,642
 Ratio of expenses to average
  net assets:
  Before expense reimburse-
   ment......................          2.26%**         2.06%           2.65%**
  After expense reimburse-
   ment......................          1.00%**         1.00%           1.00%**
 Ratio of net investment in-
  come to average net assets:
  Before expense reimburse-
   ment......................         (0.16%)**        0.71%           0.24%**
  After expense reimburse-
   ment......................          1.10%**         1.77%           1.89%**
 Portfolio turnover rate.....            59%             36%             21%

*  Commencement of investment operations
** Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34

                    GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                JULY 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $ 10.35
                                                                    -------
 Income from investment operations:
 Net investment loss..........................................        (0.16)
 Net realized and unrealized gain.............................         1.18
                                                                    -------
    Total income from investment operations...................         1.02
                                                                    -------
 Less distributions:
 Distributions from net investment income.....................          --
 Distributions from net realized gain.........................        (0.69)
 Distributions in excess of net realized gain.................          --
                                                                    -------
    Total distributions.......................................        (0.69)
                                                                    -------
Net asset value, end of period................................      $ 10.68
                                                                    =======
Total return (non-annualized).................................         9.93%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $26,632
 Ratio of expenses to average net assets:
  Before expense reimbursement................................         3.02%**
  After expense reimbursement.................................         1.76%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        (0.92%)**
  After expense reimbursement.................................         0.34%**
 Portfolio turnover rate......................................           59%

*  Commencement of SwissKey Class distribution
** Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND


--------------------------------------------------------------------------------
LOGO
The Global Bond Fund is an actively managed portfolio that provides integrated asset management across and within world fixed income markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced long-term returns, while maintaining control of risk.

The SwissKey Global Bond Fund has provided an unannualized return of 7.22% since July 31, 1995. Its benchmark, the Salomon World Government Bond Index, returned 1.62%. Below is a discussion of the 1995 global bond markets, as well as our current investment strategies.

Market and currency allocation and bond management strategies all contributed positively to portfolio performance. Market allocation contributions were broadly derived from European and Canadian bond market overweights against U.S. and Japanese underweights. The yen underweight provided for the currency allocation contribution. Bond management added value in nearly every country.

The foundation for the bond market strength was established in 1994 as global bond prices retreated from historically high levels. Yield increases, built on fears of higher inflation and excessive demand for capital, created large discrepancies between prices and fundamental values. These discrepancies were largely erased during 1995 as economies began to languish and inflation fears evaporated.

During the course of the year global bondmarkets staged an almost uninterrupted rally. The year's hedged return of 17.83% was the largest calendar year return since 1982. No single market provided a negative return and the Dutch market paced the index with a U.S. dollar hedged return of 20.36%.

Currency movements, especially the Japanese yen, contributed significantly to index volatility during the year. The yen appreciated by more than 20% early in the year, reaching a peak of 80 yen/U.S. dollar in mid-April. It depreciated through the rest of the year to end about unchanged at roughly 100 yen/U.S. dollar. The yen underweight and U.S. dollar overweight added value through the extreme interest rate differential between the U.S. and Japan. A partial offset to this value-added came from underweights of the core European currencies. These currencies appreciated in the early part of 1995, but, unlike the yen, remained steady for the year's duration. The European currencies as well as the yen ended the year overpriced relative to fundamental value. Consequently, the Fund remains underweighted in these currencies with offsetting overweights in the U.S. and Canadian dollars.

Bond management added value in nearly every country. In the U.S., added value is attributable to non-government debt exposures. Long duration strategies in most non-U.S. markets added to relative performance.

                   ------------------------------------------------------------
36

                    GLOBAL BOND FUND


--------------------------------------------------------------------------------
LOGO
 TOTAL RETURN

                                               Since
                                     Quarter Inception*
-------------------------------------------------------
SWISSKEY GLOBAL BOND FUND             4.93%    7.22%
Salomon World Government Bond Index   2.95%    1.62%
-------------------------------------------------------

*Inception date of the SwissKey Global Bond Fund was July 31, 1995. Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey Global Bond Fund and the Salomon World Government Bond Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1995. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SWISSKEY GLOBAL BOND FUND
VS. SALOMON WORLD GOVERNMENT BOND INDEX
Wealth Value with Dividends Reinvested

                             [GRAPH APPEARS HERE]

                     Swisskey Global     Salomon World Government
                        Bond Fund               Bond Index
                     ---------------     ------------------------
 7/31/95                 $10,000                 $10,000
 8/31/95                 $10,094                 $ 9,656
 9/30/95                 $10,217                 $ 9,871
10/31/95                 $10,388                 $ 9,944
11/30/95                 $10,587                 $10,056
12/31/95                 $10,722                 $10,162

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                  -------------------------------------------------------------

                    GLOBAL BOND FUND


--------------------------------------------------------------------------------
LOGO
 ASSET ALLOCATION

As of December 31, 1995 (Unaudited)

                       Current
             Benchmark Strategy
-------------------------------
U.S.            34.3%    28.3%
Japan           19.9      7.4
Australia        1.0      0.0
Austria          0.8      0.0
Belgium          2.7      3.0
Canada           2.9      6.6
Denmark          1.7      6.4
France           7.2     11.3
Germany         10.6     15.2
Italy            5.9      3.7
Netherlands      3.5      8.6
Spain            2.4      3.6
Sweden           1.8      0.0
U.K.             5.3      5.9
-------------------------------
               100.0%   100.0%

 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
 Asset-backed...........................................................   1.34%
 CMO....................................................................   0.18
 Consumer...............................................................   1.58
 Financial..............................................................   2.71
 Floating rate..........................................................   0.65
 Industrial.............................................................   0.70
 Telecommunications.....................................................   0.75
 Transportation.........................................................   0.26
 Yankee.................................................................   0.79
                                                                         ------
                                                                           8.96
 International Dollar Bonds.............................................   0.36
 U.S. Government Agencies...............................................   9.36
 U.S. Government Obligations............................................   7.86
                                                                         ------
   Total U.S. Bonds.....................................................  26.54
                                                                         ------
NON-U.S. BONDS
Foreign Financial Bonds.................................................  32.11
Foreign Government Bonds................................................  32.93
                                                                         ------
   Total Non-U.S. Bonds.................................................  65.04
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   4.83
                                                                         ------
   TOTAL INVESTMENTS....................................................  96.41
CASH AND OTHER ASSETS, LESS LIABILITIES.................................   3.59
                                                                         ------
   NET ASSETS........................................................... 100.00%
                                                                         ======
--------------------------------------------------------------------------------

 CURRENCY ALLOCATION

As of December 31, 1995 (Unaudited)

                       Current
             Benchmark Strategy
-------------------------------
U.S.            34.3%    67.9%
Japan           19.9      0.0
Australia        1.0      3.2
Austria          0.8      0.0
Belgium          2.7      0.0
Canada           2.9     11.5
Denmark          1.7      0.0
France           7.2      0.0
Germany         10.6      0.0
Italy            5.9      8.5
Netherlands      3.5      0.0
Spain            2.4      3.6
Sweden           1.8      0.0
U.K.             5.3      5.3
-------------------------------
               100.0%   100.0%

                   ------------------------------------------------------------
38

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT      VALUE
                                                         ----------- -----------
Bonds -- 91.58%
U.S. BONDS -- 26.54%
U.S. CORPORATE BONDS -- 8.96%
Burlington Northern Santa Fe
 7.000%, due 12/15/25................................... $   100,000 $    98,778
Chrysler Financial Corp.
 6.007%, due 07/31/97...................................     150,000     150,042
 6.500%, due 08/21/97...................................     165,000     167,034
Dayton Hudson Credit Card Trust 95-1A
 6.100%, due 09/25/98...................................     100,000     101,605
Farmers Insurance Exchange 144-A
 8.625%, due 05/01/24...................................     250,000     253,547
Ford Credit Grantor Trust 95-b
 5.900%, due 10/15/00...................................     102,133     102,046
Ford Credit Auto Lease Trust
 6.350%, due 10/15/98...................................     200,000     201,250
GMAC MTN
 6.750%, due 06/10/02...................................     200,000     206,192
Green Tree Financial 94-2
 8.300%, due 05/15/19...................................      25,000      27,649
Green Tree Acceptance Corp. 94-A
 6.900%, due 02/15/04...................................      40,199      40,319
Korean Development Bank
 6.500%, due 11/15/02...................................     295,000     299,201
News America Corp.
 7.750%, due 01/20/24...................................     275,000     285,264
Republic Bank of New York Corp. FRN
 3.942%, due 12/29/02...................................     255,000     247,350
RJR Nabisco, Inc.
 8.625%, due 12/01/02...................................     250,000     259,312
Standard Credit Card Trust 94-1A
 4.650%, due 02/07/97...................................     250,000     247,920
The Money Store 94-A3
 5.525%, due 05/15/97...................................     105,000     103,786
Time Warner, Inc.
 9.125%, due 01/15/13...................................     210,000     236,281
USX Corp.
 9.800%, due 07/01/01...................................     145,000     167,304
 8.500%, due 03/01/23...................................      90,000      98,785
Woolworth Corp.
 7.000%, due 10/15/02...................................     105,000     107,341
                                                                     -----------
                                                                       3,401,006
                                                                     -----------
INTERNATIONAL DOLLAR BONDS -- 0.36%
Republic of South Africa
 9.625%, due 12/15/99...................................     125,000     135,000
                                                                     -----------
U.S. GOVERNMENT AGENCIES -- 9.36%
Federal Home Loan Mortgage Corp.
 7.000%, due 04/15/07...................................     180,831     182,187
 7.000%, due 10/15/21...................................     200,000     199,813
 7.500%, due 07/15/22...................................     130,000     136,462
Federal Home Loan Mortgage Corp. Gold
 9.000%, due 05/01/24...................................     407,235     430,725
 8.500%, due 08/01/24...................................     231,607     241,668
Federal National Mortgage Association
 6.240%, due 01/28/04...................................      75,000      74,620
 7.400%, due 07/01/04...............................     $   305,000 $   336,301
 7.000%, due 06/17/17...............................          80,000      82,599
 9.000%, due 08/01/21...............................          39,575      42,076
 8.500%, due 07/01/22...............................          27,713      29,173
 7.000%, due 09/01/24...............................         275,000     277,149
 7.500%, due 05/01/25...............................         426,419     436,814
Government National Mortgage
 Association
 9.000%, due 12/15/09...............................         272,604     288,685
 9.000%, due 12/15/17...............................         195,593     208,232
 8.000%, due 12/15/22...............................         197,188     204,551
 7.000%, due 09/15/24...............................         105,000     107,953
 5.500%, due 10/20/25...............................         210,400     210,463
Tennessee Valley Authority
 6.875%, due 12/15/43...............................          65,000      64,451
                                                                     -----------
                                                                       3,553,922
                                                                     -----------
U.S. GOVERNMENT OBLIGATIONS -- 7.86%
U.S. Treasury Bond
 8.125%, due 05/15/21...............................         265,000     335,391
U.S. Treasury Coupon Strips
 0.000%, due 11/15/19...............................         920,000     208,840
U.S. Treasury Notes
 6.625%, due 03/31/97...............................         710,000     722,203
 5.500%, due 11/15/98...............................         410,000     412,947
 6.250%, due 08/31/00...............................         755,000     781,425
 7.250%, due 05/15/04...............................         435,000     483,938
U.S. Treasury Principal Strips
 0.000%, due 05/15/20...............................         170,000      37,675
                                                                     -----------
                                                                       2,982,419
                                                                     -----------
Total U.S. Bonds....................................                  10,072,347
                                                                     -----------
NON-U.S. BONDS -- 65.04%
BELGIUM -- 2.78%
Kingdom of Belgium
 8.750%, due 06/25/02............................... BEF  14,000,000     542,572
 9.000%, due 03/28/03...............................      13,000,000     510,620
                                                                     -----------
                                                                       1,053,192
                                                                     -----------
CANADA -- 6.25%
Quebec Province
 7.500%, due 12/01/03............................... CAD   1,600,000   1,162,194
Government of Canada
 4.250%, due 12/01/21...............................       1,600,000   1,211,132
                                                                     -----------
                                                                       2,373,326
                                                                     -----------
DENMARK -- 5.87%
Kingdom of Denmark
 9.000%, due 11/15/00............................... DKR   2,200,000     441,620
Great Belt
 7.000%, due 09/02/03...............................       9,900,000   1,786,326
                                                                     -----------
                                                                       2,227,946
                                                                     -----------

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                    ---------------- -----------
FRANCE -- 10.95%
Eurofima
 8.625%, due 09/01/99.............................  FRF    5,100,000 $ 1,138,626
Government of France (OAT)
 8.500%, due 12/26/12.............................         3,600,000     841,148
 8.500%, due 04/25/23.............................         2,400,000     554,779
KFW International Finance
 7.750%, due 02/17/98.............................         1,600,000     342,494
Republic of Finland
 9.000%, due 08/13/03.............................         5,500,000   1,276,428
                                                                     -----------
                                                                       4,153,475
                                                                     -----------
GERMANY -- 14.18%
Bundesrepublik Deutscheland
 8.000%, due 07/22/02.............................   DEM     700,000     552,058
 6.250%, due 01/04/24.............................           450,000     292,863
Deutsche Bundesbahn
 9.000%, due 12/01/00.............................           900,000     727,835
 6.125%, due 10/28/03.............................           400,000     280,444
European Economic Community
 6.500%, due 03/10/00.............................         2,950,000   2,176,483
Kingdom of Norway
 6.125%, due 05/05/98.............................         1,040,000     757,856
LKB Baden-Wurt Finance
 6.500%, due 09/15/08.............................           850,000     590,600
                                                                     -----------
                                                                       5,378,139
                                                                     -----------
ITALY -- 3.06%
Deutsche Bank
 11.750%, due 02/23/98............................  ITL  900,000,000     589,273
European Investment Bank
 12.750%, due 02/15/00............................       280,000,000     190,830
Nordic Investment Bank
 10.800%, due 05/24/03............................       600,000,000     381,975
                                                                     -----------
                                                                       1,162,078
                                                                     -----------
JAPAN -- 7.75%
Government of Japan No. 130
 6.700%, due 06/20/00.............................  JPY   80,000,000     936,345
Government of Japan No. 140
 6.600%, due 06/20/01.............................        24,000,000     284,347
International Bank of Reconstruction & Development
 4.750%, due 12/20/04.............................       104,000,000   1,151,915
Republic of Italy
 3.500%, due 06/20/01.............................        56,000,000     569,704
                                                                     -----------
                                                                       2,942,311
                                                                     -----------
NETHERLANDS -- 5.75%
Austria Republic
 6.250%, due 02/28/24..............................  NLG     825,000 $   465,767
Government of Nederlands
 8.500%, due 06/01/06..............................          325,000     238,833
 8.250%, due 09/15/07..............................          820,000     593,388
Rabobank
 6.750%, due 06/25/03..............................        1,350,000     885,122
                                                                     -----------
                                                                       2,183,110
                                                                     -----------
SPAIN -- 3.02%
European Investment Bank
 11.250%, due 03/15/00............................. SPN  130,000,000   1,147,857
                                                                     -----------
                                                                       1,147,857
                                                                     -----------
UNITED KINGDOM -- 5.43%
Abbey National
 8.750%, due 05/24/04..............................  GBP     400,000     645,862
British Gas PLC
 8.125%, due 03/31/03..............................          640,000   1,007,844
UK Treasury
 8.000%, due 06/10/03..............................           80,000     129,832
 8.500%, due 12/07/05..............................          165,000     275,305
                                                                     -----------
                                                                       2,058,843
                                                                     -----------
Total Non-U.S. Bonds...............................                   24,680,277
                                                                     -----------
Total Bonds
 (Cost $32,227,439)................................                   34,752,624
                                                                     -----------
Short-Term Investments -- 4.83%
COMMERCIAL PAPER -- 4.83%
Crown Cork & Seal Co., Inc.
 6.060%, due 01/09/96..............................          400,000     399,461
General American Transportation Corp.
 6.200%, due 01/18/96..............................          400,000     398,829
Trinova Corp.
 6.200%, due 01/10/96..............................          500,000     499,225
Whitman Corp.
 5.950%, due 01/02/96..............................          534,000     533,912
                                                                     -----------
Total Short-Term Investments
 (Cost $1,831,427).................................                    1,831,427
                                                                     -----------
Total Investments
 (Cost $34,058,866) -- 96.41% (a)                                     36,584,051
                                                                     -----------
Cash and other assets,
 less liabilities -- 3.59%.........................                    1,362,418
                                                                     -----------
Net Assets -- 100%.................................                  $37,946,469
                                                                     ===========

See accompanying notes to schedule of investments.
--------------------------------------------------------------------------------
40

                    GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a)Aggregate cost for federal income tax purposes was $34,058,866; and net unrealized appreciation consisted of:

      Gross unrealized appreciation................................. $2,566,208
      Gross unrealized depreciation.................................    (41,023)
                                                                     ----------
         Net unrealized appreciation................................ $2,525,185
                                                                     ==========

FRN: Floating Rate Note--The rate disclosed is that in effect at December 31, 1995.
MTN: Medium Term Note

FORWARD FOREIGN CURRENCY CONTRACTS (NOTE 4)

The Global Bond Fund had the following open forward foreign currency contracts as of December 31, 1995:

                                 SETTLEMENT     LOCAL      CURRENT   UNREALIZED
                                    DATE      CURRENCY      VALUE    GAIN/(LOSS)
                                 ---------- ------------- ---------- ----------
       FORWARD FOREIGN CURRENCY
        BUY CONTRACTS
       Australian Dollar.......   06/05/96      1,690,000 $1,251,986  $  1,471
       British Pound...........   06/05/96      1,000,000  1,539,210    14,144
       Canadian Dollar.........   06/05/96      2,600,000  1,905,418   (20,259)
       Dutch Guilder...........   06/04/96      1,500,000    943,583     2,005
       Italian Lira............   06/05/96  3,000,000,000  1,854,030    14,160
       Swedish Krone...........   06/05/96      6,800,000  1,013,943   (13,434)
       FORWARD FOREIGN CURRENCY
        SALE CONTRACTS
       Belgian Franc...........   06/05/96     31,000,000  1,058,709    22,032
       British Pound...........   06/05/96      1,000,000  1,539,354    13,096
       Danish Kroner...........   06/04/96     12,500,000  2,262,418    31,623
       Dutch Guilder...........   06/05/96      5,000,000  3,145,432    58,361
       French Franc............   06/05/96     19,000,000  3,892,369    20,195
       German Mark.............   06/05/96      7,500,000  5,280,585    75,594
       Japanese Yen............   06/05/96    300,000,000  2,971,990    68,633
       Sweden Krone............   06/05/96      6,800,000  1,013,943   (19,732)
                                                                      --------
          Total................                                       $267,889
                                                                      ========



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $34,058,866) (Note 1)................ $36,584,051
 Cash.............................................................      10,721
 Foreign currency, at value (Cost $528,746).......................     533,662
 Receivables:
  Investment securities sold......................................     131,666
  Interest........................................................     970,606
  Fund shares sold................................................          50
  Due from Advisor (Note 2).......................................     120,218
  Net unrealized appreciation on forward foreign currency con-
   tracts.........................................................     267,889
 Deferred organization costs, net of amortization (Note 1)........       7,245
 Other assets.....................................................         858
                                                                   -----------
    TOTAL ASSETS..................................................  38,626,966
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................     514,286
  Accrued expenses................................................     166,211
                                                                   -----------
    TOTAL LIABILITIES.............................................     680,497
                                                                   -----------
NET ASSETS........................................................ $37,946,469
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 7)......................................... $36,504,078
 Accumulated undistributed net investment income..................     311,700
 Accumulated net realized loss....................................  (1,666,332)
 Net unrealized appreciation......................................   2,797,023
                                                                   -----------
    NET ASSETS.................................................... $37,946,469
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Class:
 Net asset value, offering price and redemption price per share
  (Based on net assets of $36,184,017 and 3,619,391 shares issued
  and outstanding) (Note 7)....................................... $     10.00
                                                                   ===========
 SwissKey Class:
 Net asset value, offering price and redemption price per share
  (Based on net assets of $1,762,452 and 176,423 shares issued and
  outstanding) (Note 7)........................................... $      9.99
                                                                   ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
 Interest.......................................................... $1,364,857
                                                                    ----------
    TOTAL INCOME...................................................  1,364,857
                                                                    ----------
EXPENSES:
 Advisory (Note 2).................................................    151,282
 Custodian.........................................................     57,000
 Accounting........................................................     53,023
 Professional......................................................     38,391
 Printing..........................................................     24,900
 Amortization of organization costs (Note 1).......................      7,413
 Distribution (Note 6).............................................      1,925
 Other.............................................................     60,754
                                                                    ----------
    TOTAL EXPENSES.................................................    394,688
    Expenses deferred and reimbursed by Advisor (Note 2)...........   (211,225)
                                                                    ----------
    NET EXPENSES...................................................    183,463
                                                                    ----------
    NET INVESTMENT INCOME..........................................  1,181,394
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments......................................................  1,131,117
  Foreign currency transactions....................................    715,863
                                                                    ----------
   Net realized gain...............................................  1,846,980
                                                                    ----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency.................................   (489,604)
  Forward contracts................................................    988,559
  Translation of other assets and liabilities denominated in for-
   eign currency...................................................    (24,839)
                                                                    ----------
   Change in net unrealized appreciation or depreciation...........    474,116
                                                                    ----------
 Net realized and unrealized gain..................................  2,321,096
                                                                    ----------
 Net increase in net assets resulting from operations.............. $3,502,490
                                                                    ==========


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR
                                                 SIX MONTHS ENDED     ENDED
                                                 DECEMBER 31, 1995  JUNE 30,
                                                    (UNAUDITED)       1995
                                                 ----------------- -----------
OPERATIONS:
 Net investment income..........................    $ 1,181,394    $ 2,663,927
 Net realized gain (loss).......................      1,846,980       (467,411)
 Change in net unrealized appreciation or depre-
  ciation ......................................        474,116      2,879,443
                                                    -----------    -----------
 Net increase in net assets resulting from oper-
  ations........................................      3,502,490      5,075,959
                                                    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income
  Brinson Class.................................     (4,048,340)    (1,146,710)
  SwissKey Class................................       (192,535)           --
 Distributions from net realized gains
  Brinson Class.................................       (338,786)           --
  SwissKey Class................................        (16,271)           --
                                                    -----------    -----------
 Total distributions to shareholders............     (4,595,932)    (1,146,710)
                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................      1,828,373     15,734,111
 Shares issued on reinvestment of distributions.      3,493,217        824,053
 Shares redeemed................................    (18,144,197)    (5,474,354)
                                                    -----------    -----------
 Net increase (decrease) in net assets resulting
  from capital share transactions (Note 7)......    (12,822,607)    11,083,810
                                                    -----------    -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.....    (13,916,049)    15,013,059
                                                    -----------    -----------
NET ASSETS:
 Beginning of period............................     51,862,518     36,849,459
                                                    -----------    -----------
 End of period (including accumulated undistrib-
  uted net investment income of $311,700 and
  $1,095,344, respectively).....................    $37,946,469    $51,862,518
                                                    ===========    ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                 SIX MONTHS ENDED      YEAR      JULY 30, 1993*
                                 DECEMBER 31, 1995     ENDED        THROUGH
BRINSON CLASS                       (UNAUDITED)    JUNE 30, 1995 JUNE 30, 1994
-------------------------------------------------------------------------------
Net asset value, beginning of
 period.........................      $ 10.39         $  9.55       $ 10.00
                                      -------         -------       -------
 Income (loss) from investment
  operations:
 Net investment income .........         0.88            0.50          0.45
 Net realized and unrealized
  gain (loss)...................         0.07            0.58         (0.52)
                                      -------         -------       -------
    Total income (loss) from in-
     vestment operations........         0.95            1.08         (0.07)
                                      -------         -------       -------
 Less distributions:
 Distributions from net invest-
  ment income...................        (1.24)          (0.24)        (0.28)
 Distributions from and in ex-
  cess of net realized gain.....        (0.10)            --          (0.10)
                                      -------         -------       -------
    Total distributions.........        (1.34)          (0.24)        (0.38)
                                      -------         -------       -------
Net asset value, end of period..      $ 10.00         $ 10.39       $  9.55
                                      =======         =======       =======
Total return (non-annualized)...         9.19%          11.34%        (0.79%)
Ratios/Supplemental data
 Net assets, end of period (in
  000s).........................      $36,184         $51,863       $36,849
 Ratio of expenses to average
  net assets:
  Before expense reimbursement..         1.96%**         1.43%         1.78%**
  After expense reimbursement...         0.90%**         0.90%         0.90%**
 Ratio of net investment income
  to average net assets:
  Before expense reimbursement..         4.88%**         5.53%         4.03%**
  After expense reimbursement...         5.94%**         6.06%         4.91%**
 Portfolio turnover rate........           88%            199%          189%

 * Commencement of investment operations
** Annualized



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                JULY 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $10.56
                                                                    ------
 Income from investment operations:
 Net investment income........................................        0.85
 Net realized and unrealized loss.............................       (0.10)
                                                                    ------
    Total income from investment operations...................        0.75
                                                                    ------
 Less distributions:
 Distributions from net investment income.....................       (1.22)
 Distributions from net realized gain.........................       (0.10)
                                                                    ------
    Total distributions.......................................       (1.32)
                                                                    ------
Net asset value, end of period................................      $ 9.99
                                                                    ======
Total return (non-annualized).................................        7.22%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $1,762
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        2.45%**
  After expense reimbursement.................................        1.39%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        4.39%**
  After expense reimbursement.................................        5.45%**
 Portfolio turnover rate......................................          88%

*  Commencement of SwissKey Class distribution
** Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of ten series: Global Fund, Global Equity Fund, Global Bond Fund, Short-Term Global Income Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, U.S. Cash Management Fund, Non-U.S. Equity Fund and Non-U.S. Bond Fund. Each Fund has outstanding two classes of shares, Brinson class and SwissKey class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The following is a summary of significant accounting policies consistently followed by the Global Fund, the Global Equity Fund and the Global Bond Fund (each a "Fund" and collectively, the "Funds") in the preparation of their financial statements.

A.INVESTMENT VALUATION: Securities for which quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Fixed income/debt securities are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss in the statement of operations.

C.INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D.INVESTMENT INCOME: Interest income, which includes the amortization of premiums and discounts is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E.FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1995. Therefore, no federal income tax provision was required. At December 31, 1995, the Global Equity Fund had a capital loss carryforward of approximately $1,069,000, of which $251,000 will expire on June 30, 2003 and $818,000 will expire on June 30, 2004 and the Global Bond Fund had a capital loss carryforward of approximately $55,000 which will expire on June 30, 2004.

F.ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

G.DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per
--------------------------------------------------------------------------------

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
share between the classes are due to different class expenses. Amounts equal to 17.54% and 100.00% of the amount taxable as ordinary income qualify for the dividends received deduction available to corporate shareholders for the Global Fund and the Global Equity Fund, respectively.

H.INCOME AND EXPENSE ALLOCATION: All income earned and expenses incurred by the Fund, will be borne on a pro rata basis by each of the classes except that the Brinson Class shares will not incur any of the 12b-1 expenses.

2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Funds pay the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended December 31, 1995, were as follows:

                                                                               FEES
                         ADVISORY BRINSON CLASS SWISSKEY CLASS  ADVISORY  DEFERRED AND/OR DUE FROM
                           FEE     EXPENSE CAP   EXPENSE CAP      FEES      REIMBURSED    ADVISOR
                         -------- ------------- -------------- ---------- --------------- --------
Global Fund.............   0.80%      1.10%          1.75%     $1,610,179    $    --      $    --
Global Equity Fund......   0.80       1.00           1.76         175,156     273,977      200,332
Global Bond Fund........   0.75       0.90           1.39         151,282     211,225      120,218

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $5,790, $2,139 and $2,266 for the Brinson Global Fund, Brinson Global Equity Fund and Brinson Global Bond Fund, respectively.

3.INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1995, excluding short-term investments, are as follows:

                                                                      PROCEEDS
                                                        PURCHASES    FROM SALES
                                                       ------------ ------------
Global Fund........................................... $335,226,000 $293,096,250
Global Equity Fund....................................   41,086,752   24,255,982
Global Bond Fund......................................   32,218,194   41,468,914

4.FORWARD FOREIGN CURRENCY CONTRACTS
The Funds engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Foward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a foward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at December 31, 1995 was the Funds' custodian.

5.FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an

--------------------------------------------------------------------------------
48

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) based on the number of open contracts. Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.DISTRIBUTION PLAN
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"). The Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Class of shares. Annual fees under the Plan of 0.65%, 0.76% and 0.49% of the average daily net assets of the SwissKey Class of the Global Fund, Global Equity Fund and Global Bond Fund, respectively, are accrued daily.

7.CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                                    GLOBAL FUND
                                   ---------------------------------------------
                                     SIX MONTHS ENDED
                                     DECEMBER 31, 1995         YEAR ENDED
                                        (UNAUDITED)           JUNE 30, 1995
                                   --------------------- -----------------------
                                    SHARES      VALUE      SHARES      VALUE
                                   --------- ----------- ---------- ------------
Sales:
 Brinson Class.................... 4,859,379 $57,939,772 11,726,672 $124,484,442
 SwissKey Class...................   147,037   1,780,070        --           --
                                   --------- ----------- ---------- ------------
    Total Sales................... 5,006,416 $59,719,842 11,726,672 $124,484,442
                                   ========= =========== ========== ============
Dividend Reinvestment:
 Brinson Class.................... 2,228,457 $26,028,383    960,415 $ 10,276,565
 SwissKey Class...................     9,533     111,252        --           --
                                   --------- ----------- ---------- ------------
    Total Dividend Reinvestment... 2,237,990 $26,139,635    960,415 $ 10,276,565
                                   ========= =========== ========== ============
Redemptions:
 Brinson Class.................... 2,907,523 $34,785,958  7,205,445 $ 77,406,972
 SwissKey Class...................        86       1,026        --           --
                                   --------- ----------- ---------- ------------
    Total Redemptions............. 2,907,609 $34,786,984  7,205,445 $ 77,406,972
                                   ========= =========== ========== ============

--------------------------------------------------------------------------------

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

                                                 GLOBAL EQUITY FUND
                                     -------------------------------------------
                                       SIX MONTHS ENDED
                                       DECEMBER 31, 1995        YEAR ENDED
                                          (UNAUDITED)          JUNE 30, 1995
                                     --------------------- ---------------------
                                      SHARES      VALUE     SHARES      VALUE
                                     --------- ----------- --------- -----------
Sales:
 Brinson Class......................    19,449 $   219,994    13,700 $   133,064
 SwissKey Class..................... 2,645,256  23,643,172       --          --
                                     --------- ----------- --------- -----------
    Total Sales..................... 2,664,705 $23,863,166    13,700 $   133,064
                                     ========= =========== ========= ===========
Dividend Reinvestment:
 Brinson Class......................   147,823 $ 1,553,509    28,495 $   271,028
 SwissKey Class.....................   152,235   1,601,512       --          --
                                     --------- ----------- --------- -----------
    Total Dividend Reinvestment.....   300,058 $ 3,155,021    28,495 $   271,028
                                     ========= =========== ========= ===========
Redemptions:
 Brinson Class......................    74,980 $   797,564   131,587 $ 1,262,526
 SwissKey Class.....................   303,416   3,266,101       --          --
                                     --------- ----------- --------- -----------
    Total Redemptions...............   378,396 $ 4,063,665   131,587 $ 1,262,526
                                     ========= =========== ========= ===========
                                                  GLOBAL BOND FUND
                                     -------------------------------------------
                                       SIX MONTHS ENDED         YEAR ENDED
                                       DECEMBER 31, 1995       JUNE 30, 1995
                                     --------------------- ---------------------
                                      SHARES      VALUE     SHARES      VALUE
                                     --------- ----------- --------- -----------
Sales:
 Brinson Class......................    10,065 $   107,043 1,615,817 $15,734,111
 SwissKey Class.....................   158,111   1,721,330       --          --
                                     --------- ----------- --------- -----------
    Total Sales.....................   168,176 $ 1,828,373 1,615,817 $15,734,111
                                     ========= =========== ========= ===========
Dividend Reinvestment:
 Brinson Class......................   333,396 $ 3,310,623    80,422 $   824,053
 SwissKey Class.....................    18,407     182,594       --          --
                                     --------- ----------- --------- -----------
    Total Dividend Reinvestment.....   351,803 $ 3,493,217    80,422 $   824,053
                                     ========= =========== ========= ===========
Redemptions:
 Brinson Class...................... 1,715,619 $18,143,201   564,413 $ 5,474,354
 SwissKey Class.....................        95         996       --          --
                                     --------- ----------- --------- -----------
    Total Redemptions............... 1,715,714 $18,144,197   564,413 $ 5,474,354
                                     ========= =========== ========= ===========

--------------------------------------------------------------------------------
50

                                DISTRIBUTED BY:
                        FUND/PLAN BROKER SERVICES, INC.
                                2 W. ELM STREET
                             CONSHOHOCKEN, PA 19428

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
--------------------------------------------------------------------------------

LOGO
10 East 50th Street . New York, New York 10022 . Tel: (800) SWISSKEY

                                      LOGO
                          SWISSKEY U.S. BALANCED FUND

                           SWISSKEY U.S. EQUITY FUND

                            SWISSKEY U.S. BOND FUND
                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1995

                    TRUSTEES AND OFFICERS


--------------------------------------------------------------------------------
LOGO

TRUSTEES

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob

OFFICERS

Frank K. Reilly, CFA           Carolyn M. Burke, CPA
Chairman of the Board          Assistant Secretary

E. Thomas McFarlan             Catherine E. Macrae
President and Treasurer        Assistant Secretary

Thomas J. Digenan, CPA         Debra L. Nichols
Assistant Treasurer            Assistant Secretary

Bruce G. Leto
Secretary


                   ------------------------------------------------------------

                     THE FUNDS' ADVISOR -- BRINSON PARTNERS, INC.


--------------------------------------------------------------------------------
LOGO

Brinson Partners, Inc. is an institutional investment management firm structured around teams of investment specialists covering major world asset classes. We specialize in managing multiple asset portfolios that provide clients with the opportunity to participate in all major world asset classes. It is important that investment decisions, whether they pertain to a global portfolio or a single asset class portfolio, be made within the context of a global capital market perspective. Our coordinated application of investment strategies distinguishes Brinson Partners, Inc. as a leader in global investment management of institutional assets.

We firmly believe that asset allocation is portfolio management at its highest and most important level. Performance is maximized through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full long-term investment cycles.

At Brinson Partners, Inc., our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent and the flexibility to customize portfolios to meet unique requirements.


                   ------------------------------------------------------------
2

                    TABLE OF CONTENTS

--------------------------------------------------------------------------------

LOGO

Shareholder Letter............................................................ 4

U.S. Balanced Fund............................................................ 5

 Schedule of Investments...................................................... 8

 Financial Statements.........................................................11

 Financial Highlights.........................................................14

U.S. Equity Fund..............................................................16

 Schedule of Investments......................................................19

 Financial Statements.........................................................21

 Financial Highlights.........................................................24

U.S. Bond Fund................................................................26

 Schedule of Investments......................................................29

 Financial Statements.........................................................30

 Financial Highlights.........................................................33

The SwissKey Funds--Notes to Financial Statements.............................35

                   ------------------------------------------------------------

                    SHAREHOLDER LETTER

--------------------------------------------------------------------------------
LOGO
February 22, 1996

Dear Shareholder:

Thank you for investing in the SwissKey Funds. We are pleased to present you with the December 31, 1995 Semi-Annual Report for the U.S Balanced Fund, the U.S. Equity Fund and the U.S. Bond Fund.

A COMPELLING COMBINATION OF TWO GLOBAL INVESTMENT LEADERS

In the world of global investing, the combination of Swiss Bank Corporation and Brinson Partners, Inc. adds world class value to our clients' investments.

Swiss Bank Corporation, founded in 1872, is a global financial institution serving the needs of worldwide corporate, public and private clients. With more than $191 billion in assets and a strong presence in 40 countries, Swiss Bank Corporation is the largest fund manager in Switzerland and is among the top money managers worldwide. Swiss Bank Corporation holds membership in the world's leading stock exchanges.

Brinson Partners, Inc. currently manages over $53 billion in assets for clients which include employee benefit plans and other institutional investors. The firm is the largest U.S. active manager of global assets and has operated under the same investment philosophy and senior management for almost two decades.

U.S. BALANCED FUND

Since the commencement of the SwissKey Class distribution on July 31, 1995, the SwissKey U.S. Balanced Fund has provided a total return of 8.41%. The Fund's market allocation has been characterized by an underweight in the U.S. equity market and overweight to the U.S. Bond market.

U.S. EQUITY FUND

Since the commencement of the SwissKey Class distribution on July 31, 1995, the SwissKey U.S. Equity Fund has provided a total return of 13.35%. Fund strategy currently maintains an above average exposure to stocks with high earnings/price measures and an overweight of intermediate versus large capitalization issues relative to the benchmark. The Fund also possesses a meaningful exposure toward economically-sensitive and financially-leveraged stocks and an underweight with respect to companies with foreign earnings and relative strength.

U.S. BOND FUND

Since commencement on August 31, 1995, the SwissKey U.S. Bond Fund has provided a total return of 5.29%. With intermediate and long-term interest rates within the range of our estimates of fair value, the Fund's current investment strategy involves near neutral duration and yield curve exposure.

We look forward to the challenges ahead and, as always, welcome your thoughts and comments.

Sincerely,

/s/ Raoul Weil         /s/ Raymond Simon
Raoul Weil             Raymond Simon
Executive Director     Executive Director
Private Investors &    Private Investors &
Asset Management       Asset Management

                   ------------------------------------------------------------
4

                    U.S. BALANCED FUND


--------------------------------------------------------------------------------
LOGO
The U.S. Balanced Fund is an actively managed, diversified portfolio that provides integrated asset management across and within U.S. stocks, bonds and cash. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced long-term returns, while controlling risk.

The SwissKey U.S. Balanced Fund produced an unannualized return of 8.41% since its inception on July 31, 1995. This compares with the corresponding 8.54% return of its benchmark, the U.S. Balanced Index. The U.S. Balanced Index is a fixed weight composite of 65% Wilshire 5000 Equity Index and 35% Salomon Brothers Broad Investment Grade Bond Index. Security selection within equities contributed positively to relative performance, while underweighting equities and overweighting bonds contributed negatively.

Below is a discussion of the 1995 U.S. markets activity, as well as our current investment strategies.

At the start of 1995, the Federal Reserve raised its target for the Fed Funds rate by 50 basis points, after increasing it more than 250 basis points the previous year. These rate hikes produced enough signs of slowing growth and sluggish inflationary pressure that the Fed reversed course and provided two small rate cuts later in the year.

Bonds performed well in the low inflation environment. Considerable declines in long yields caused the yield curve to become almost horizontal toward the end of the year. Long bonds provided excellent returns as a result. With rates declining over most of the curve, the bond market moved from undervalued to a position approximating fundamental value. At the short end, values are still in excess of price, but at the long end price and value are very close.

Lower interest rates also benefited several sectors of the U.S. equity market, in particular bank and insurance stocks. The equity market was buoyed by a large number of positive earnings surprises, and earnings growth continued at a double-digit pace. The equity component of the Fund was helped by an overweight in bank stocks and by favorable market response to consolidation in several overweighted industries.

With equity prices rising through the year, the market's overvaluation persisted at about 20%. At year-end, asset allocation strategy involves underweighting the overvalued equity market and overweighting the relatively attractive bond market. Duration strategy is approximately neutral as bond prices, except at the short end, are within the range of our fundamental value estimates.
                   ------------------------------------------------------------

                    U.S. BALANCED FUND

--------------------------------------------------------------------------------
LOGO

 TOTAL RETURN

                                       Since
                             Quarter inception*
-----------------------------------------------
SWISSKEY U.S. BALANCED FUND   4.99%     8.41%
-----------------------------------------------
U.S. Balanced Index**         4.55%     8.54%
-----------------------------------------------

*Inception date of the SwissKey U.S. Balanced Fund is July 31, 1995.
**An un-managed index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Equity Index and 35% Salomon Brothers Broad Investment Grade Bond Index.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey U.S. Balanced Fund and the U.S. Balanced Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1995. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SWISSKEY U.S. BALANCED FUND
VS. U.S. BALANCED INDEX
Wealth Value with Dividends Reinvested


                             [GRAPH APPEARS HERE]

                             SwissKey U.S.     U.S.
Measurement Period           Balanced Fund     Balanced Index
-------------------          -------------     --------------
Measurement Pt-
 7/31/95                        $10,000            $10,000
 8/31/95                        $10,140            $10,100
 9/30/95                        $10,325            $10,381
10/31/95                        $10,386            $10,357
11/30/95                        $10,694            $10,693
12/31/95                        $10,840            $10,854

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
                  -------------------------------------------------------------
6

                    U.S. BALANCED FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

-------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals..............................................................   0.31%
 Housing/Paper..........................................................   1.30
 Metals.................................................................   0.56
                                                                         ------
                                                                           2.17
Capital Investment
 Capital Goods..........................................................   3.54
 Technology.............................................................   2.22
                                                                         ------
                                                                           5.76
Consumer
 Autos/Durables.........................................................   0.41
 Discretionary..........................................................   2.12
 Health: Drugs..........................................................   3.77
 Health: Non-Drugs......................................................   1.22
 Non-Durables...........................................................   3.94
 Retail/Apparel.........................................................   2.44
                                                                         ------
                                                                          13.90

Energy..................................................................   2.40
Financial
 Banks..................................................................   3.14
 Non-Banks..............................................................   3.86
                                                                         ------
                                                                           7.00
                                                                         ------
Services................................................................   3.11%
Transportation..........................................................   1.70
Utilities...............................................................   2.54
Miscellaneous...........................................................   0.92
                                                                         ------
   Total U.S. Equities..................................................  39.50
                                                                         ------
U.S. BONDS
Corporate Bonds
 Asset-backed...........................................................   4.26
 Consumer...............................................................   2.83
 Financial..............................................................   4.46
 Floating Rate..........................................................   0.52
 Industrial.............................................................   0.39
 Telecommunications.....................................................   1.02
 Transportation.........................................................   0.23
 Yankee.................................................................   0.41
                                                                         ------
                                                                          14.12

International Dollar Bonds..............................................   3.27
U.S. Government Agencies................................................  16.61
U.S. Government Obligations.............................................  17.01
                                                                         ------
   Total U.S. Bonds.....................................................  51.01
                                                                         ------
SHORT-TERM INVESTMENTS..................................................  15.01
                                                                         ------
   TOTAL INVESTMENTS.................................................... 105.52
LIABILITIES, LESS
 CASH AND OTHER ASSETS..................................................  (5.52)
                                                                         ------
NET ASSETS.............................................................. 100.00%
                                                                         ======

 ASSET ALLOCATION

As of December 31, 1995 (Unaudited)

------------------------------------
                            CURRENT
                  BENCHMARK STRATEGY
                  --------- --------
U.S. Equity           65%      40%
U.S. Bonds            35       55
Cash Equivalents       0        5
------------------------------------
                     100%     100%

 TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1995 (Unaudited)

                                   PERCENT OF
                                   NET ASSETS
---------------------------------------------
 1. Citicorp                          2.09%
 2. Lockheed Martin Corp.             2.07
 3. Burlington Northern, Santa Fe     1.65
 4. Honeywell, Inc.                   1.57
 5. Avon Products, Inc.               1.26
 6. Schering Plough Corp.             1.17
 7. AON Corp.                         1.17
 8. Kimberly-Clark Corp.              1.13
 9. Sprint Corp.                      1.11
10. Enron Corp.                       1.09
---------------------------------------------

                   ------------------------------------------------------------

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                        ----------- ------------
U.S. EQUITIES -- 39.50%
Aetna Life & Casualty Co...............................      25,100 $  1,738,175
Air & Water Technologies Corp.
 Class A (b)...........................................      10,400       63,700
Allergan, Inc..........................................      39,900    1,296,750
Alza Corp. (b).........................................      34,900      863,775
American Mobile Satellite Corp., Inc. (b)..............       6,000      183,750
Aon Corp...............................................      50,300    2,508,712
AST Research Corp. (b).................................       7,918       67,303
Automatic Data Processing, Inc.........................      22,800    1,692,900
Avon Products, Inc.....................................      35,800    2,698,425
Bard (C.R.), Inc.......................................      24,100      777,225
Beckman Instruments, Inc...............................      15,500      548,312
Biogen, Inc. (b).......................................       3,600      221,400
Birmingham Steel Corp..................................      15,600      232,050
Boeing Co..............................................      14,200    1,112,925
Boston Technology, Inc. (b)............................       9,600      122,400
Brinker International, Inc. (b)........................      11,500      173,938
Burlington Northern Santa Fe...........................      45,400    3,541,200
Campbell Soup Co.......................................      12,300      738,000
Centerior Energy Co....................................       7,000       62,125
CIGNA Corp.............................................      19,600    2,023,700
Citicorp...............................................      66,600    4,478,850
CMS Energy Corp........................................      42,500    1,269,688
Coca-Cola Enterprises, Inc.............................      50,200    1,348,734
Comerica, Inc..........................................      10,760      429,337
Computer Sciences Corp. (b)............................       2,300      161,575
Converse Technology, Inc. (b)..........................       6,500      130,000
Cooper Cameren Corp. (b)...............................      13,130      466,115
Cooper Industries, Inc.................................      13,692      519,719
Dial Corp..............................................      40,600    1,202,775
Enron Corp.............................................      61,100    2,329,437
Entergy Corp...........................................      42,900    1,254,825
Federated Department Stores (b)........................      50,800    1,397,000
First Data Corp........................................      23,631    1,580,330
Food Lion, Inc. Class A................................      64,100      366,569
Ford Motor Co..........................................      40,400    1,171,600
Forest Laboratories, Inc. (b)..........................      26,600    1,203,650
Gannett Co. Inc........................................      14,400      883,800
Genzyme Corp. (b)......................................       5,100      318,113
Goodyear Tire and Rubber Co............................      28,400    1,288,650
Grand Metro............................................      50,000    1,462,500
Health Care & Retirement Corp. (b).....................      11,000      385,000
Hillenbrand Industries, Inc............................       1,100       37,263
Honeywell, Inc.........................................      69,100    3,359,987
Illinova Corp. ........................................       8,200      246,000
Inland Steel Industries, Inc...........................      23,200      582,900
Interpublic Group of Companies, Inc....................      15,600      676,650
Kimberly-Clark Corp....................................      29,300    2,424,575
Kroger Co. (b).........................................      22,500      843,750
Lockheed Martin Corp...................................      56,100    4,431,900
LTV Corp...............................................      22,600      310,750
Lyondell Petrochemical Co..............................      42,600      974,475
Magna Group, Inc.......................................       7,700      182,875
Manor Care, Inc........................................      25,400      889,000
Mattel, Inc............................................      63,800    1,961,850
Melville Corp..........................................      35,400    1,088,550
National Semiconductor Corp. (b).......................      16,300      373,800
Nextel Communications, Inc. Class A (b)................      36,600      539,850
Octel Communications Corp. (b).........................       4,200      135,450

                                                          SHARES       VALUE
                                                        ----------- ------------
Old Republic International Corp........................      15,100 $    536,050
Owens Illinois, Inc. (b)...............................      44,100      639,450
Pentair, Inc...........................................       9,100      452,725
Pfizer, Inc............................................      24,500    1,543,500
Philip Morris Companies, Inc...........................      11,500    1,040,750
Raychem Corp...........................................      13,500      767,812
RJR Nabisco Convertible Preferred "C"..................     126,400      805,800
RJR Nabisco Holdings Corp. (b).........................      38,540    1,189,922
Schering Plough Corp...................................      46,000    2,518,500
Schlumberger Ltd.......................................      16,500    1,142,625
Schweitzer-Meuduit International, Inc. (b).............       2,930       67,756
Seagate Technology, Inc. (b)...........................      16,300      774,250
Sprint Corp............................................      59,600    2,376,550
State Street Boston Corp...............................      11,600      522,000
Timken Co..............................................      11,000      420,750
Tosco Corp.............................................       7,000      266,875
Transamerica Corp......................................      20,000    1,457,500
Ultramar Corp..........................................      20,200      520,150
US Bancorp.............................................      26,700      897,788
USF&G Corp.............................................      37,400      631,125
Walgreen Co............................................      34,200    1,021,725
Westvaco Corp..........................................      10,750      298,312
WMX Technologies, Inc..................................      50,200    1,499,725
                                                                    ------------
Total U.S. Equities (Cost $70,776,456).................               84,766,297
                                                                    ------------
                                                           FACE
                                                          AMOUNT       VALUE
                                                        ----------- ------------
BONDS -- 51.01%
U.S. CORPORATE BONDS -- 14.12%
Bell South Corp.
0.000% due 12/15/15.................................... $ 3,175,000 $    840,676
Beneficial Home Equity
6.280%, due 03/28/25...................................     495,158      495,158
Burlington Northern Santa Fe
7.000%, due 12/15/25...................................     900,000      889,005
Chrysler Financial Corp.
FRN 6.023%, due 07/31/97...............................   1,000,000    1,000,283
MTN 6.500%, due 08/21/97...............................   1,000,000    1,012,330
Dayton Hudson Credit Card Trust 95-1
6.100%, due 09/25/98...................................   2,000,000    2,032,100
Dean Witter & Co.
6.245%, due 03/21/97...................................   1,250,000    1,249,258
Ford Motor Credit Corp.
5.370%, due 09/08/98...................................     945,000      937,242
GMAC MTN
6.750%, due 06/10/02...................................   1,000,000    1,030,960
Grace W.R. & Co.
8.000%, due 08/15/04...................................   1,150,000    1,269,355
MBNA Master Trust
5.962%, due 03/15/01...................................   1,500,000    1,499,925
Nationwide CSN Trust
9.875%, due 02/15/25...................................   1,000,000    1,168,063
News America Corp.
7.750%, due 01/20/24...................................   1,000,000    1,037,323
Petroliam Nasional
7.125%, due 08/15/05...................................   1,500,000    1,582,500
Republic Bank of New York Corp. FRN
6.025%, due 12/29/02...................................   1,065,000    1,033,050
RJR Nabisco Inc.
8.625%, due 12/01/02...................................   1,500,000    1,555,871

--------------------------------------------------------------------------------
8

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT       VALUE
                                                       ----------- ------------
U.S. CORPORATE BONDS (CONTINUED)
Signet Credit Card
 6.062%, due 05/15/02................................. $ 1,500,000 $  1,504,065
Standard Credit Card Trust
 94-1A 4.650%, due 02/07/97...........................   2,000,000    1,983,360
 91-3A 8.875%, due 07/07/98...........................   1,750,000    2,950,255
TCI Communication
 6.820%, due 09/15/10.................................   2,100,000    2,134,225
Time Warner Inc.
 9.125%, due 01/15/13.................................   1,000,000    1,125,148
Woolworth Corp.
 7.000%, due 10/15/02.................................   1,920,000    1,962,797
                                                                   ------------
                                                                     30,292,949
                                                                   ------------
INTERNATIONAL DOLLAR BONDS -- 3.27%
Bangkok Bank Public Co. Ltd.
 7.250%, due 09/15/05.................................   2,100,000    2,175,075
Hanson PLC Notes
 6.750%, due 09/15/05.................................   1,000,000    1,035,095
Hong Kong Shanghai Perpetual FRN
 6.375%, due 07/30/49.................................   1,000,000      775,850
International Bank for Reconstruction & Development
 6.375%, due 07/21/05.................................   1,500,000    1,558,665
Republic of Italy
 6.875%, due 09/27/23.................................   1,500,000    1,466,250
                                                                   ------------
                                                                      7,010,935
                                                                   ------------
U.S. GOVERNMENT AGENCIES -- 16.61%
Federal Home Loan Mortgage Corp.
 7.000%, due 12/15/06.................................   1,695,000    1,736,239
 7.000%, due 03/15/07.................................   2,615,000    2,693,816
 9.250%, due 07/15/21.................................   2,314,417    2,503,296
 7.000%, due 10/15/21.................................     750,000      749,297
 7.000%, due 12/15/23.................................     949,443      849,751
Federal Home Loan Mortgage Corp. Gold
 9.000%, due 03/01/24.................................     532,516      563,231
Federal National Mortgage Association
 8.000%, due 06/01/24.................................     355,229      367,773
 8.000%, due 07/01/24.................................      23,026       23,839
 8.000%, due 08/01/24.................................      52,078       53,916
 6.500%, due 09/01/24.................................   1,875,000    1,852,734
 7.000%, due 09/01/24.................................   4,585,000    4,620,823
 8.000%, due 11/01/24.................................      25,509       26,410
 8.000%, due 03/01/25.................................     208,092      215,440
 8.000%, due 04/01/25.................................     916,702      949,073
 7.500%, due 05/01/25.................................   1,632,993    1,672,797
 8.000%, due 05/01/25.................................   1,985,695    2,055,815
 8.000%, due 06/01/25.................................   1,739,010    1,800,419
Federal National Mortgage Association Dwarf
 7.500%, due 09/01/09.................................   1,655,000    1,701,547
 7.000%, due 12/01/09.................................   5,160,000    5,253,525
Government National Mortgage Association
 9.000%, due 12/15/09.................................   1,476,280    1,563,365
 11.000%, due 09/15/15................................     443,192      497,995
 9.000%, due 12/15/17.................................     493,677      525,579
 7.750%, due 06/16/20.................................     600,000      624,938
 7.000%, due 06/15/23.................................     449,193      454,387
 7.000%, due 07/15/23.................................     474,793      480,283

                                                     FACE AMOUNT    VALUE
                                                     ----------- ------------
 7.000%, due 09/15/23............................... $   100,375 $    101,536
 9.000%, due 07/15/24...............................     211,455      223,944
 8.500%, due 11/15/24...............................     234,174      245,737
 8.500%, due 01/15/25...............................     527,633      553,664
 9.000%, due 05/15/25...............................     644,922      683,013
                                                                 ------------
                                                                   35,644,182
                                                                 ------------
U.S. GOVERNMENT OBLIGATIONS -- 17.01%
U.S. Treasury Coupon Strips
 0.000%, due 11/15/19...............................   1,295,000      293,965
U.S. Treasury Notes and Bonds
 6.625%, due 03/31/97...............................  12,215,000   12,424,939
 5.300%, due 11/15/98...............................   2,500,000    2,517,968
 6.250%, due 08/31/00...............................   4,415,000    4,569,525
 7.250%, due 05/15/04...............................   7,235,000    8,048,938
 8.125%, due 05/15/21...............................   6,620,000    8,378,437
U.S. Treasury Principal Strips
 0.000%, due 05/15/20...............................   1,245,000      275,917
                                                                 ------------
                                                                   36,509,689
                                                                 ------------
Total U.S. Bonds (Cost $106,199,902)................              109,457,755
                                                                 ------------
SHORT-TERM INVESTMENTS -- 15.01%
COMMERCIAL PAPER -- 15.01%
Baxter International, Inc.
 6.050%, due 01/02/96...............................   1,000,000      999,832
Burlington Northern Santa Fe
 6.050%, due 01/03/96...............................   3,000,000    2,998,992
 6.150%, due 01/31/96...............................   2,500,000    2,487,187
Conagra, Inc.
 5.910%, due 01/04/96...............................   2,000,000    1,999,015
 6.050%, due 01/11/96...............................   2,000,000    1,996,639
Crown Cork & Seal Co., Inc.
 6.060%, due 01/09/96...............................   1,400,000    1,398,115
CSX Corp.
 6.000%, due 01/08/96...............................   2,000,000    1,997,666
General American Transportation Corp.
 6.200%, due 01/18/96...............................   2,500,000    2,492,681
Nabisco Holdings Corp.
 5.850%, due 01/03/96...............................   3,000,000    2,999,025
 6.040%, due 01/19/96...............................   2,990,000    2,980,970
P.S. Colorado Credit Corp.
 6.030%, due 01/04/96...............................   2,500,000    2,498,744
Texas Utilities Electric Co.
 6.300%, due 01/05/96...............................   2,000,000    1,998,600
Trinova Corp.
 6.100%, due 01/10/96...............................   2,000,000    1,996,950
 6.200%, due 01/10/96...............................   2,562,000    2,558,029
Whitman Corp.
 5.950%, due 01/02/96...............................     799,000      798,868
                                                                 ------------
Total Short-Term Investments
 (Cost $32,201,313).................................               32,201,313
                                                                 ------------
Total Investments
 (Cost $209,177,671) -- 105.52% (a) ................              226,425,365
                                                                 ------------
Liabilities, less cash and other assets --(5.52%) ..              (11,852,198)
                                                                 ------------
Net Assets -- 100%..................................             $214,573,167
                                                                 ============

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $209,177,671; and net unrealized appreciation consisted of:

        Gross unrealized appreciation.............................. $18,141,919
        Gross unrealized depreciation..............................    (894,225)
                                                                    -----------
          Net unrealized appreciation.............................. $17,247,694
                                                                    ===========

(b) Non-income producing security

  FRN: Floating Rate Note--The rate disclosed is that in effect at December 31, 1995.
  MTN: Medium Term Note

FUTURES CONTRACTS (NOTE 4)

INDEX FUTURES CONTRACTS:
The U.S. Balanced Fund had the following open index futures contract as of December 31, 1995:

                                       SETTLEMENT          CURRENT  UNREALIZED
                                          DATE      COST    VALUE     (LOSS)
                                       ---------- -------- -------- ----------
        INDEX FUTURES BUY CONTRACTS
        Standard & Poors 500,
         2 contracts.................. March 1996 $625,300 $618,450  $(6,850)
                                                                     =======

The segregated cash pledged to cover margin requirements for the open position at December 31, 1995 was $30,000.



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $209,177,671) (Note 1)............... $226,425,365
 Cash.............................................................      200,986
 Receivables:
  Investment securities sold......................................      804,060
  Dividends.......................................................      130,699
  Interest........................................................    1,288,509
  Fund shares sold................................................       17,309
  Due from Advisor (Note 2).......................................       46,935
 Deferred organization costs, net of amortization (Note 1)........       11,240
 Other assets.....................................................       46,125
                                                                   ------------
    TOTAL ASSETS..................................................  228,971,228
                                                                   ------------
LIABILITIES:
 Payables:
  Fund shares redeemed............................................        3,516
  Investment securities purchased.................................   14,185,918
  Accrued expenses................................................      208,627
                                                                   ------------
    TOTAL LIABILITIES.............................................   14,398,061
                                                                   ------------
NET ASSETS........................................................  214,573,167
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $196,113,598
 Accumulated undistributed net investment income..................        3,527
 Accumulated net realized gain....................................    1,215,178
 Net unrealized appreciation......................................   17,240,864
                                                                   ------------
    NET ASSETS.................................................... $214,573,167
                                                                   ============
OFFERING PRICE PER SHARE:
 Brinson Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $214,352,075 and 18,619,851 shares is-
   sued and outstanding) (Note 6)................................. $      11.51
                                                                   ============
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $221,092 and 19,251 shares issued and
   outstanding) (Note 6).......................................... $      11.48
                                                                   ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME
 Interest.......................................................... $ 3,742,835
 Dividends.........................................................     893,648
                                                                    -----------
    TOTAL INCOME...................................................   4,636,483
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................     660,274
 Custodian.........................................................      76,000
 Professional......................................................      65,831
 Registration......................................................      62,845
 Administration....................................................      62,280
 Amortization of organization costs (Note 1).......................       1,406
 Distribution (Note 5).............................................           8
 Other.............................................................     129,004
                                                                    -----------
    TOTAL EXPENSES.................................................   1,057,648
    Expenses deferred by Advisor (Note 2)..........................    (303,042)
                                                                    -----------
    NET EXPENSES...................................................     754,606
                                                                    -----------
    NET INVESTMENT INCOME .........................................   3,881,877
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments......................................................   4,856,016
  Futures contracts................................................      90,260
                                                                    -----------
    Net realized gain..............................................   4,946,276
                                                                    -----------
 Change in net unrealized appreciation on:
  Investments .....................................................   9,587,848
  Futures contracts................................................      (9,406)
                                                                    -----------
    Change in net unrealized appreciation..........................   9,578,442
                                                                    -----------
 Net realized and unrealized gain..................................  14,524,718
                                                                    -----------
 Net increase in net assets resulting from operations.............. $18,406,595
                                                                    ===========



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12

                    U.S. BALANCED FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS ENDED  DECEMBER 30, 1994*
                                           DECEMBER 31, 1995      THROUGH
                                              (UNAUDITED)      JUNE 30, 1995
                                           ----------------- ------------------
OPERATIONS:
 Net investment income....................   $  3,881,877       $  2,935,679
 Net realized gain........................      4,946,276          6,155,398
 Change in net unrealized appreciation....      9,578,442          7,662,424
                                             ------------       ------------
 Net increase in net assets resulting from
  operations..............................     18,406,595         16,753,501
                                             ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
  Brinson Class...........................     (4,820,091)        (1,993,463)
  SwissKey Class..........................           (477)               --
 Distributions from net realized gain:
  Brinson Class...........................     (9,885,505)               --
  SwissKey Class..........................           (992)               --
                                             ------------       ------------
 Total distributions to shareholders......    (14,707,065)        (1,993,463)
                                             ------------       ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold..............................     46,157,898        154,231,504
 Shares issued on reinvestment of distri-
  butions.................................     14,703,089          1,991,226
 Shares redeemed..........................     (7,711,178)       (13,268,940)
                                             ------------       ------------
 Net increase in net assets resulting from
  capital share transactions
  (Note 6)................................     53,149,809        142,953,790
                                             ------------       ------------
    TOTAL INCREASE IN NET ASSETS..........     56,849,339        157,713,828
                                             ------------       ------------
NET ASSETS:
 Beginning of period......................    157,723,828             10,000
                                             ------------       ------------
 End of period (including accumulated un-
  distributed net investment income of
  $3,527 and $942,216, respectively)......   $214,573,167       $157,723,828
                                             ============       ============

* Commencement of investment operations

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                           SIX MONTHS ENDED  DECEMBER 30, 1994*
                                           DECEMBER 31, 1995      THROUGH
BRINSON CLASS                                 (UNAUDITED)      JUNE 30, 1995
-------------------------------------------------------------------------------
Net asset value, beginning of period......     $  11.23           $  10.00
                                               --------           --------
 Income from investment operations:
  Net investment income...................         0.21               0.23
  Net realized and unrealized gain........         0.92               1.16
                                               --------           --------
    Total income from investment opera-
     tions................................         1.13               1.39
                                               --------           --------
 Less distributions:
  Distributions from net investment in-
   come...................................        (0.28)             (0.16)
  Distributions from net realized gain....        (0.57)               --
                                               --------           --------
    Total distributions...................        (0.85)             (0.16)
                                               --------           --------
Net asset value, end of period............     $  11.51           $  11.23
                                               ========           ========
Total return (non-annualized).............        10.16%             13.91%
Ratios/Supplemental data
 Net assets, end of period (in 000s)......     $214,352           $157,724
 Ratio of expenses to average net assets:
  Before expense reimbursement............         1.12%**            1.06%**
  After expense reimbursement.............         0.80%**            0.80%**
 Ratio of net investment income to average
  net assets:
  Before expense reimbursement............         3.81%**            4.36%**
  After expense reimbursement.............         4.13%**            4.63%**
 Portfolio turnover rate..................          130%               196%

 *Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14

                    U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                JULY 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $11.38
                                                                    ------
 Income from investment operations:
  Net investment income.......................................        0.21
  Net realized and unrealized gain on investments.............        0.74
                                                                    ------
    Total income from investment operations...................        0.95
                                                                    ------
 Less distributions:
  Distributions from net investment income....................       (0.28)
  Distributions from net realized gain........................       (0.57)
                                                                    ------
    Total distributions.......................................       (0.85)
                                                                    ------
Net asset value, end of period................................      $11.48
                                                                    ======
Total return (non-annualized).................................        8.41%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $  221
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        1.62%**
  After expense reimbursement.................................        1.30%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        3.31%**
  After expense reimbursement.................................        3.63%**
 Portfolio turnover rate......................................         130%

 *Commencement of SwissKey Class distribution
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND


--------------------------------------------------------------------------------
LOGO
The U.S. Equity Fund is an actively managed portfolio of common stocks selected from the total universe of public, domestic issues.

For the period July 31, 1995 to December 31, 1995, the SwissKey U.S. Equity Fund provided a total return of 13.35% compared to its benchmark, the Wilshire 5000 Index, return of 9.94%. The major factors affecting excess return in 1995 and the year's market conditions are discussed in the following paragraphs.

The strong excess return of the U.S. Equity Fund in 1995 was attributable to a number of favorable industry positions. Industry consolidation was a common theme in many of these positions as strong excess cash flows plus management focus on strengthening market position and cutting costs catalyzed a wave of mergers, acquisitions, and divestitures across corporate America. One of the most favorable of these industry positions was the weighting in defense/aerospace. This group benefited from a number of positive factors in 1995, including a stabilization of the downtrend in defense budget appropriations, strong takeover activity among defense industry participants, and an upturn in commercial aircraft orders. Lockheed Martin, one of the larger portfolio positions, was a notable beneficiary of these trends, particularly as a result of the merger of Martin Marietta and Lockheed earlier in the year. This combination promises to produce a materially stronger, more profitable competitor. Other meaningful holdings in this industry were Boeing, which enjoyed a strong flow of new orders, especially from overseas, and Honeywell, which has a leading market position in avionics for both commercial and defense aircraft.

An overweighting in bank stocks also added to results. Continued improvement in credit quality, lower interest rates, strong loan demand and heightened merger activity were all contributors to bank earnings and stock valuations in 1995. Bank holdings included Citicorp, Chase Manhattan, U.S. Bancorp, Comerica, BayBanks, State Street and Magna Group.

Insurance was another industry that benefited from a confluence of favorable fundamental factors in 1995, including lower inflation and interest rates as well as reduced claims trends, particularly regarding environmental liabilities. In addition, many insurance company managements took action to refocus their companies on core strengths in recent years by eliminating less profitable lines of business. The U.S. Equity Fund was well represented in the insurance industry last year with important positions in Cigna, Aon, TransAmerica, Aetna, Old Republic, Allstate and USF&G.

The consolidation theme was also evident in several other important individual stock contributors to portfolio results. Burlington Northern is particularly noteworthy in this regard, as the combination with Santa Fe Pacific promises to produce very large cost savings and other synergies. In addition, Kimberly Clark was a standout performer following the Scott Paper acquisition announcement, as the combined company promises to be a better positioned, more profitable, global entity. Finally, First Financial Management, a credit card transaction processing company, was acquired by First Data Corp. in a highly complementary merger.

                   ------------------------------------------------------------
16

                    U.S. EQUITY FUND

--------------------------------------------------------------------------------
LOGO

 TOTAL RETURN

                                     Since
                           Quarter Inception*
---------------------------------------------
SWISSKEY U.S. EQUITY FUND   7.24%    13.35%
---------------------------------------------
Wilshire 5000 Index         4.88      9.94
---------------------------------------------

*Inception date of the SwissKey U.S. Equity Fund.
Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey U.S. Equity Fund and the Wilshire 5000 Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1995. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SWISSKEY U.S. EQUITY FUND
VS. WILSHIRE 5000 INDEX
Wealth Value with Dividends Reinvested


                             [GRAPH APPEARS HERE]


                             SwissKey U.S.     Wilshire
Measurement Period           Equity Fund       5000
-------------------          -------------     --------
 7/31/95                        $10,000         $10,000
 8/31/95                        $10,184         $10,097
 9/30/95                        $10,569         $10,482
10/31/95                        $10,527         $10,377
11/30/95                        $11,122         $10,817
12/31/95                        $11,334         $10,993

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

                  -------------------------------------------------------------

                    U.S. EQUITY FUND


--------------------------------------------------------------------------------

LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

-------------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
 Chemicals..............................................................   0.76%
 Housing/Paper..........................................................   3.18
 Metals.................................................................   1.38
                                                                         ------
                                                                           5.32
Capital Investments
 Capital Goods..........................................................   8.66
 Technology.............................................................   5.42
                                                                         ------
                                                                          14.08
Consumer
 Autos/Durables.........................................................   1.01
 Discretionary..........................................................   5.19
 Health: Drugs..........................................................   9.23
 Health: Non-Drugs......................................................   2.99
 Non-Durables...........................................................   9.64
 Retail/Apparel.........................................................   5.97
                                                                         ------
                                                                          34.03

Energy..................................................................   5.87%
Financial
 Banks..................................................................   7.69
 Non-Banks..............................................................   9.43
                                                                         ------
                                                                          17.12
Services................................................................   7.62
Transportation..........................................................   4.17
Utilities...............................................................   6.22
Miscellaneous...........................................................   2.21
                                                                         ------
   Total U.S. Equities..................................................  96.64
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   3.31
                                                                         ------
   TOTAL INVESTMENTS....................................................  99.95
CASH AND OTHER ASSETS,
 LESS LIABILITIES ......................................................   0.05
                                                                         ------
NET ASSETS.............................................................. 100.00%
                                                                         ======

 TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1995 (Unaudited)

                               Percent of
                               Net Assets
-----------------------------------------
 1. Citicorp                      5.25%
 2. Lockheed Martin Corp.         5.10
 3. Burlington Northern, Inc.     4.14
 4. Honeywell, Inc.               3.92
 5. Avon Products, Inc.           3.18
 6. Schering Plough Corp.         2.95
 7. Kimberly-Clark Corp.          2.84
 8. AON Corp.                     2.84
 9. Enron Corp.                   2.73
10. Sprint Corp.                  2.69
-----------------------------------------

---------------    ------------------------------------------------------------
18

                    U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                          ---------- -----------
U.S. EQUITIES -- 96.64%
Aetna Life & Casualty Co.................................     26,300 $ 1,821,275
Air & Water Technologies Corp. Class A (b)...............      3,700      22,662
Allergan, Inc............................................     44,000   1,430,000
Alza Corp. (b)...........................................     35,100     868,725
American Mobile Satellite Corp., Inc. (b)................      6,400     196,000
Aon Corp.................................................     53,500   2,668,312
AST Research Corp. (b)...................................      5,159      43,851
Automatic Data Processing, Inc...........................     25,200   1,871,100
Avon Products, Inc.......................................     39,700   2,992,387
Bard (C.R.), Inc.........................................     26,600     857,850
Beckman Instruments, Inc.................................     17,200     608,450
Biogen, Inc. (b).........................................      4,000     246,000
Birmingham Steel Corp....................................     17,100     254,362
Boeing Co................................................     15,500   1,214,812
Boston Technology, Inc. (b)..............................     10,500     133,885
Brinker International, Inc. (b)..........................     12,600     190,575
Burlington Northern Santa Fe.............................     49,900   3,892,200
Campbell Soup Co.........................................     13,500     810,000
Centerior Energy Co......................................      7,300      64,787
CIGNA Corp...............................................     21,200   2,188,900
Citicorp.................................................     73,500   4,942,875
CMS Energy Corp..........................................     47,000   1,404,125
Coca-Cola Enterprises, Inc...............................     53,600   1,433,800
Comerica, Inc............................................     11,800     473,475
Computer Sciences Corp. (b)..............................      2,100     147,525
Comverse Technology, Inc. (b)............................      7,000     140,000
Cooper Cameron Corp. (b).................................     14,629     519,329
Cooper Industries, Inc...................................     10,076     370,293
Dial Corp................................................     41,300   1,223,512
Enron Corp...............................................     67,300   2,565,812
Entergy Corp.............................................     47,200   1,380,600
Federated Department Stores (b)..........................     56,900   1,564,750
First Data Corp..........................................     25,916   1,733,119
Food Lion, Inc. Class A..................................     69,200     395,734
Ford Motor Co............................................     44,400   1,287,600
Forest Laboratories, Inc. (b)............................     29,300   1,325,825
Gannett Co., Inc.........................................     15,700     963,587
Genzyme Corp. (b)........................................      5,700     355,537
Goodyear Tire & Rubber Co................................     31,300   1,420,237
Health Care & Retirement Corp. (b).......................     12,000     420,000
Hillenbrand Industries, Inc..............................        500      16,937
Honeywell, Inc...........................................     75,900   3,690,637
Illinova Corp. ..........................................      8,800     264,000
Inland Steel Industries, Inc.............................     25,400     638,175
Interpublic Group of Companies, Inc......................     17,200     746,050
Kimberly-Clark Corp......................................     32,300   2,672,825
Kroger Co. (b)...........................................     24,900     933,750
Lockheed Martin Corp.....................................     60,800   4,803,200
LTV Corp.................................................     25,200     346,500
Lyondell Petrochemical Co................................     46,800   1,070,550
Magna Group, Inc.........................................      8,700     206,625
Manor Care, Inc..........................................     28,000     980,000
Mattel, Inc..............................................     70,000   2,152,500
Melville Corp............................................     39,800   1,223,850

                                                           SHARES      VALUE
                                                         ---------- -----------
National Semiconductor Corp. (b)........................     18,300 $   407,175
Nextel Communications, Inc. Class A (b).................     56,100     827,475
Octel Communications Corp. (b)..........................      4,700     151,575
Old Republic International Corp.........................     16,600     589,300
Owens Illinois, Inc. (b)................................     48,900     709,050
Pentair, Inc............................................     10,100     502,475
Pfizer, Inc.............................................     27,100   1,707,300
Philip Morris Companies, Inc............................     12,700   1,149,350
Raychem Corp............................................     14,900     847,438
RJR Nabisco Convertible Preferred "C"...................    139,900     891,862
RJR Nabisco Holdings Corp. (b)..........................     41,840   1,291,810
Schering Plough Corp....................................     50,700   2,775,825
Schlumberger Ltd........................................     18,300   1,267,275
Schweitzer-Meuduit International, Inc. (b)..............      3,230      74,693
Seagate Technology, Inc. (b)............................     17,900     850,250
Sprint Corp.............................................     63,400   2,528,075
State Street Boston Corp................................     12,600     567,000
Timken Co...............................................     12,000     459,000
Tosco Corp..............................................      7,600     289,750
Transamerica Corp.......................................     22,100   1,610,537
Ultramar Corp...........................................     18,600     478,950
US Bancorp..............................................     29,200     981,850
USF&G Corp..............................................     40,000     675,000
Walgreen Co.............................................     38,100   1,138,237
Westvaco Corp...........................................     11,500     319,125
WMX Technologies, Inc...................................     54,500   1,628,188
                                                                    -----------
Total U.S. Equities (Cost $77,802,162)..................             90,908,032
                                                                    -----------
                                                            FACE
                                                           AMOUNT      VALUE
                                                         ---------- -----------
SHORT-TERM INVESTMENTS -- 3.31%
COMMERCIAL PAPER -- 3.31%
Baxter International, Inc.
 6.050%, due 01/02/96................................... $1,000,000 $   999,832
Crown Cork & Seal Co., Inc.
 6.060%, due 01/09/96...................................    700,000     699,057
General American Transportation Corp.
 6.200%, due 01/18/96...................................    400,000     398,829
Nabisco Holdings Corp.
 5.850%, due 01/03/96...................................    700,000     699,772
Whitman Corp.
 5.959%, due 01/02/96...................................    311,000     310,949
                                                                    -----------
Total Short-Term Investments
 (Cost $3,108,439)......................................              3,108,439
                                                                    -----------
Total Investments
 (Cost $80,910,601) -- 99.95% (a).......................             94,016,471
                                                                    -----------
Cash and other assets,
 less liabilities -- 0.05%..............................                 50,366
                                                                    -----------
Net Assets -- 100%......................................            $94,066,837
                                                                    ===========

See accompanying notes to schedule of investments.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $80,910,601; and net unrealized appreciation consisted of:

        Gross unrealized appreciation.............................  $14,060,570
        Gross unrealized depreciation.............................     (954,700)
                                                                    -----------
         Net unrealized appreciation..............................  $13,105,870
                                                                    ===========

(b) Non-income producing security

FUTURES CONTRACTS (NOTE 4)

INDEX FUTURES CONTRACTS:
The U.S. Equity Fund had the following open index futures contracts as of December 31, 1995:

                                  SETTLEMENT                CURRENT   UNREALIZED
                                     DATE    COST/PROCEEDS   VALUE      (LOSS)
                                  ---------- ------------- ---------- ----------
      INDEX FUTURES BUY CON-
      TRACTS
      Standard & Poor's 500, 10
       contracts................  March 1996  $3,129,000   $3,092,250  $(36,750)
      INDEX FUTURE SELL CONTRACT
      Standard & Poor's 500, 1
      contract..................  March 1996     308,700      309,225      (525)
                                                                       --------
                                                                       $(37,275)
                                                                       ========

The segregated cash pledged to cover margin requirements for the open positions at December 31, 1995 was $100,000.




                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $80,910,601) (Note 1) ............... $94,016,471
 Cash.............................................................     291,716
 Receivables:
  Investment securities sold......................................     376,554
  Dividends.......................................................     139,939
  Fund shares sold................................................       1,833
  Due from Advisor (Note 2).......................................      74,339
 Deferred organization costs, net of amortization (Note 1)........       8,586
 Other assets.....................................................      48,975
                                                                   -----------
    TOTAL ASSETS..................................................  94,958,413
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................     599,616
  Fund shares redeemed............................................     122,463
  Accrued expenses................................................     169,497
                                                                   -----------
    TOTAL LIABILITIES.............................................     891,576
                                                                   -----------
NET ASSETS........................................................ $94,066,837
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $80,059,249
 Accumulated distributions in excess of net investment income.....      (4,423)
 Accumulated net realized gain....................................     943,416
 Net unrealized appreciation......................................  13,068,595
                                                                   -----------
    NET ASSETS.................................................... $94,066,837
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $93,927,856 and 7,130,115 shares issued
   and outstanding) (Note 6)...................................... $     13.17
                                                                   ===========
 SwissKey Class:
  Net asset value, offering price and redemption price per share
   (Based on net assets of $138,981 and 10,537 shares issued and
   outstanding) (Note 6).......................................... $     13.19
                                                                   ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
 Dividends......................................................... $   783,884
 Interest..........................................................      98,066
                                                                    -----------
    TOTAL INCOME...................................................     881,950
                                                                    -----------
EXPENSES:
 Advisory (Note 2).................................................     254,154
 Custodian.........................................................      52,000
 Professional......................................................      38,786
 Registration......................................................      31,899
 Accounting........................................................      30,818
 Amortization of organization costs (Note 1).......................       1,404
 Distribution (Note 5).............................................         208
 Other.............................................................      81,171
                                                                    -----------
    TOTAL EXPENSES.................................................     490,440
    Expenses deferred and reimbursed by Advisor (Note 2)...........    (199,769)
                                                                    -----------
    NET EXPENSES...................................................     290,671
                                                                    -----------
    NET INVESTMENT INCOME..........................................     591,279
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments......................................................   1,902,847
  Futures contracts................................................     319,925
                                                                    -----------
    Net realized gain .............................................   2,222,772
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments .....................................................   8,867,673
  Futures contracts ...............................................     (59,100)
                                                                    -----------
    Change in net unrealized appreciation or depreciation..........   8,808,573
                                                                    -----------
 Net realized and unrealized gain .................................  11,031,345
                                                                    -----------
 Net increase in net assets resulting from operations.............. $11,622,624
                                                                    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22

                    U.S. EQUITY FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                      ENDED           YEAR
                                                DECEMBER 31, 1995     ENDED
                                                   (UNAUDITED)    JUNE 30, 1995
                                                ----------------- -------------
OPERATIONS:
 Net investment income.........................    $   591,279     $   440,023
 Net realized gain ............................      2,222,772         552,822
 Change in net unrealized appreciation or de-
  preciation ..................................      8,808,573       4,476,351
                                                   -----------     -----------
 Net increase in net assets resulting from op-
  erations.....................................     11,622,624       5,469,196
                                                   -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income......       (725,167)       (318,699)
 Distributions in excess of net investment in-
  come.........................................         (4,423)            --
 Distributions from net realized gain..........     (1,766,825)        (47,930)
                                                   -----------     -----------
 Total distributions to shareholders*..........     (2,496,415)       (366,629)
                                                   -----------     -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................     41,500,740      30,972,427
 Shares issued on reinvestment of distribu-
  tions........................................      2,459,602         349,100
 Shares redeemed...............................     (1,593,175)     (2,050,830)
                                                   -----------     -----------
 Net increase in net assets resulting from cap-
  ital share transactions (Note 6).............     42,367,167      29,270,697
                                                   -----------     -----------
    TOTAL INCREASE IN NET ASSETS...............     51,493,376      34,373,264
                                                   -----------     -----------
NET ASSETS:
 Beginning of period...........................     42,573,461       8,200,197
                                                   -----------     -----------
 End of period (including accumulated undis-
  tributed net investment income of ($4,423)
  and $133,889, respectively)..................    $94,066,837     $42,573,461
                                                   ===========     ===========
*DISTRIBUTIONS BY CLASS:
 Distributions from and in excess of net in-
  vestment income:
   Brinson Class...............................    $  (728,627)    $  (318,699)
   SwissKey Class..............................           (963)            --
 Distributions from net realized gain:
   Brinson Class...............................     (1,764,214)        (47,930)
   SwissKey Class..............................         (2,611)            --
                                                   -----------     -----------
                                                   $(2,496,415)    $  (366,629)
                                                   ===========     ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                SIX MONTHS
                                   ENDED           YEAR      FEBRUARY 22, 1994*
                             DECEMBER 31, 1995     ENDED          THROUGH
BRINSON CLASS                   (UNAUDITED)    JUNE 30, 1995   JUNE 30, 1994
-------------------------------------------------------------------------------
Net asset value, beginning
 of period..................      $ 11.53         $  9.65          $10.00
                                  -------         -------          ------
 Income from investment op-
  erations:
 Net investment income......         0.07            0.16            0.05
 Net realized and unrealized
  gain (loss)...............         1.93            1.89           (0.36)
                                  -------         -------          ------
    Total income (loss) from
     investment operations..         2.00            2.05           (0.31)
                                  -------         -------          ------
 Less distributions:
 Distributions from and in
  excess of net investment
  income....................        (0.11)          (0.14)          (0.04)
 Distributions from net re-
  alized gain...............        (0.25)          (0.03)            --
                                  -------         -------          ------
    Total distributions.....        (0.36)          (0.17)          (0.04)
                                  -------         -------          ------
Net asset value, end of pe-
 riod.......................      $ 13.17         $ 11.53          $ 9.65
                                  =======         =======          ======
Total return (non-
 annualized)................        17.39%          21.45%          (3.10%)
Ratios/Supplemental data
 Net assets, end of period
  (in 000s).................      $93,928         $42,573          $8,200
 Ratio of expenses to aver-
  age net assets:
  Before expense reimburse-
   ment.....................         1.35%**         1.70%           5.40% **
  After expense reimburse-
   ment.....................         0.80%**         0.80%           0.80% **
 Ratio of net investment in-
  come to average net as-
  sets:
  Before expense reimburse-
   ment.....................         1.08%**         1.09%          (2.82%)**
  After expense reimburse-
   ment.....................         1.63%**         1.99%           1.78% **
 Portfolio turnover rate....           17%             33%              9%

 *Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24

                    U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                JULY 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $11.94
                                                                    ------
 Income from investment operations:
  Net investment income.......................................        0.03
  Net realized and unrealized gain on investments.............        1.56
                                                                    ------
    Total income from investment operations...................        1.59
                                                                    ------
 Less distributions:
  Distributions from and in excess of net investment income...       (0.09)
  Distributions from net realized gain........................       (0.25)
                                                                    ------
    Total distributions.......................................       (0.34)
                                                                    ------
Net asset value, end of period................................      $13.19
                                                                    ======
Total return (non-annualized).................................       13.35%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $  139
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        1.87%**
  After expense reimbursement.................................        1.32%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        0.56%**
  After expense reimbursement.................................        1.11%**
 Portfolio turnover rate......................................          17%

 *Commencement of Swisskey Class distribution
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND


--------------------------------------------------------------------------------
LOGO
The U.S. Bond Fund is an actively managed portfolio of debt securities selected from a wide range of maturities and market sectors.

The SwissKey U.S. Bond Fund produced a return of 5.29% since its inception on August 31, 1995 compared to the Salomon Brothers Broad Investment Grade (BIG) Bond Index return of 5.32%.

Below is a dicussion of the 1995 U.S. Bond market activity, as well as our outlook for 1996.

At the beginning of 1995, the U.S. economy was coming off a period of above trend real economic growth. The most recent changes in Federal Reserve policy were to raise short-term interest rates. Bond markets were priced to reflect the risk of an acceleration of inflation in a potentially overheated economy. These expectations were reinforced when the Federal Reserve increased its target rate on overnight funds from 5.5% to 6.0% at the end of January 1995.

The lagged impact of a restrictive monetary policy was reinforced by a less expansive fiscal policy as reported federal deficits declined. This was complemented by events in Mexico and elsewhere that dampened U.S. export demand. A growing political consensus to move toward a federal budget balance met a favorable response in the bond market. Over the course of the year, growth of real economic activity slowed, inflation remained stable, and bond prices shifted from discounting further Fed tightening to expecting Fed ease. Responding to an improved inflation outlook, the Federal Reserve cut its overnight target rates in 25 basis point increments both in July and December.

Yields on intermediate-maturity fixed income securities fell by over 250 basis points over the year as the front of the yield curve shifted from a steep positive slope at the beginning of the year to a flat to mildly inverted shape at year-end. Long-term yields fell about 190 basis points. Corporate bonds provided the best sector returns as credit risk premiums generally narrowed. Mortgage backed securities lagged in performance as the large absolute decline in intermediate yields gave homeowners added incentives to refinance outstanding higher coupon mortgages.

Our investment strategies early in 1996 involve near neutral duration and yield curve exposures within the U.S. Bond Fund. Intermediate and long-term interest rates are within the range of our estimates of fair value. Short-term rates remain above fair value, and we expect them to decline as Federal Reserve policy shifts produce further reductions in overnight funds rates. Unlike the prior two years, when large interest rate shifts first produced negative returns followed by large positive returns, in 1996 we expect relative stability in U.S. interest rates, which would result in total returns comparable to the current yields available to fixed income investors.
                   ------------------------------------------------------------
26

                    U.S. BOND FUND

--------------------------------------------------------------------------------
LOGO

 TOTAL RETURN

                                                                    Since
                                                          Quarter Inception*
----------------------------------------------------------------------------
SWISSKEY U.S. BOND FUND                                    4.46%     5.29%
----------------------------------------------------------------------------
Salomon Brothers Broad Investment Grade (BIG) Bond Index   4.34%     5.32%
----------------------------------------------------------------------------

*Inception date of the SwissKey U.S. Bond Fund is August 31, 1995. Total return includes reinvestment of all capital gain and income distributions.

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the SwissKey U.S. Bond Fund and the Salomon Brothers BIG Bond Index if you had invested $10,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1995. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

SWISSKEY U.S. BOND FUND
VS. SALOMON BROTHERS BIG BOND INDEX
Wealth Value with Dividends Reinvested


                             [GRAPH APPEARS HERE]


                             SwissKey U.S.     Salomon Brothers
Measurement Period           Bond Fund         BIG Bond Index
-------------------          -------------     ----------------
 8/31/95                        $10,000            $10,000
 9/30/95                        $10,080            $10,094
10/31/95                        $10,230            $10,229
11/30/95                        $10,390            $10,389
12/31/95                        $10,529            $10,532

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.
                  -------------------------------------------------------------

                    U.S. BOND FUND


--------------------------------------------------------------------------------
LOGO
 INDUSTRY DIVERSIFICATION

As a Percentage of Net Assets
As of December 31, 1995 (Unaudited)

--------------------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
 Asset-backed...........................................................   3.78%
 CMO....................................................................   2.73
 Consumer...............................................................   2.77
 Financial..............................................................  10.88
 Floating Rate..........................................................   2.62
 Industrial.............................................................   6.19
 Telecommunications.....................................................   2.80
 Yankee.................................................................   1.12
                                                                         ------
   Total U.S. Corporate Bonds...........................................  32.89
U.S. Government Agencies................................................  27.54
U.S. Government Obligations.............................................  28.94
International Dollar Bonds..............................................   5.08
                                                                         ------
   Total U.S. Bonds.....................................................  94.45
                                                                         ------
SHORT-TERM INVESTMENTS..................................................  12.44
                                                                         ------
   TOTAL INVESTMENTS.................................................... 106.89
LIABILITIES, LESS
 CASH AND OTHER ASSETS..................................................  (6.89)
                                                                         ------
NET ASSETS.............................................................. 100.00%
                                                                         ======



                   ------------------------------------------------------------
---------------
28

                    U.S. BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT    VALUE
                                                            -------- ----------
BONDS -- 94.45%
U.S. CORPORATE BONDS 32.89%
Capital One Bank
 8.625%, due 01/15/97...................................... $250,000 $  257,353
Citicorp Mortgage Securities
 5.750%, due 06/25/09......................................   84,462     75,898
Countrywide Funding FRN
 6.480%, due 12/01/03......................................  250,000    238,413
Dayton Hudson Credit Card Trust 95-1A
 6.100%, due 02/25/02......................................  100,000    101,605
GMAC MTN
 7.450%, due 06/05/97......................................  250,000    256,280
Green Tree Financial 94-2
 8.300%, due 05/15/19......................................  160,000    176,950
Hanson PLC Notes
 6.750%, due 09/15/05......................................  100,000    103,509
IBM Corp.
 7.000%, due 10/30/25......................................  325,000    334,482
Lehman Brothers Holdings, Inc. MTN
 6.650%, due 07/14/98......................................  250,000    253,535
News America Corp.
 7.750%, due 01/20/24......................................  250,000    259,331
Republic Bank of New York Corp. FRN
 6.025%, due 12/29/02......................................  250,000    242,500
RJR Nabisco, Inc.
 8.750%, due 04/15/04......................................  250,000    256,590
Standard Credit Card Trust 94-1A
 4.650%, due 02/07/97......................................  250,000    247,920
USX Corp.
 9.800%, due 07/01/01......................................  130,000    149,997
 8.500%, due 03/01/23......................................   30,000     87,809
                                                                     ----------
                                                                      3,042,172
                                                                     ----------
INTERNATIONAL DOLLAR BONDS -- 5.08%
Republic of Italy
 6.875%, due 09/27/23......................................  250,000    244,375
Standard Credit Card Trust 91-3
 8.875%, due 09/07/99......................................  210,000    225,292
                                                                     ----------
                                                                        469,667
                                                                     ----------
U.S. GOVERNMENT AGENCIES -- 27.54%
Federal Home Loan Mortgage Corp.
 7.000%, due 12/15/06......................................  220,000    225,353
 7.000%, due 10/15/21......................................   60,000     60,923
 7.500%, due 07/15/22......................................  250,000    262,428
Federal National Mortgage Association
 6.500%, due 09/01/24......................................  220,000    217,388
 7.000%, due 09/01/24......................................  245,000    246,914
 7.500%, due 05/01/25......................................  232,592    238,262
Federal National Mortgage Association Dwarf
 7.000%, due 12/01/09......................................  250,000    254,531
Government National Mortgage Association
 9.000%, due 12/15/09......................................   72,145     76,400
 9.000%, due 12/15/17......................................  214,071    227,904
 7.500%, due 12/15/22......................................  463,088    476,740
 8.000%, due 09/15/24......................................  100,000    104,125
Government National Mortgage Association ARM 5.500%, due
 10/20/25..................................................  156,576    156,623
                                                                     ----------
                                                                      2,547,591
                                                                     ----------

                                                              FACE
                                                             AMOUNT    VALUE
                                                            -------- ----------
U.S. GOVERNMENT OBLIGATIONS -- 28.94%
U.S. Treasury Coupon Strips
 0.000%, due 11/15/19...................................... $480,000 $  108,960
U.S. Treasury Notes and Bonds
 6.625%, due 03/31/97......................................  835,000    849,352
 5.500%, due 11/15/98......................................  350,000    352,515
 6.250%, due 08/31/00......................................  185,000    191,475
 7.250%, due 05/15/04......................................  740,000    823,250
 8.125%, due 05/15/21......................................  250,000    316,406
U.S. Treasury Principal Strips
 0.000%, due 05/15/20......................................  155,000     34,351
                                                                     ----------
                                                                      2,676,309
                                                                     ----------
Total U.S. Bonds (Cost $8,554,756).........................           8,735,739
                                                                     ----------
SHORT-TERM INVESTMENTS -- 12.44%
COMMERCIAL PAPER -- 12.44%
Baxter International, Inc.
 6.050%, due 01/02/96......................................  451,000    450,924
General American Transportation Corp.
 6.200%, due 01/18/96......................................  200,000    199,415
Whitman Corp.
 5.950%, due 01/02/96......................................  500,000    499,917
                                                                     ----------
Total Short-Term Investments
 (Cost $1,150,256).........................................           1,150,256
                                                                     ----------
Total Investments
 (Cost $9,705,012) -- 106.89%..............................           9,885,995
                                                                     ----------
Liabilities, less cash and other assets --(6.89%) (a)......            (636,965)
                                                                     ----------
Net Assets -- 100%.........................................          $9,249,030
                                                                     ==========

(a) Aggregate cost for federal income tax purposes was $9,705,012; and net unrealized appreciation consisted of:

   Gross unrealized appreciation.........  $181,935
   Gross unrealized depreciation.........      (952)
                                           --------
    Net unrealized appreciation..........  $180,983
                                           ========

FRN: Floating Rate Note -- The rate disclosed is that in effect at December 31,
     1995.
MTN:Medium Term Note

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $9,705,012) (Note 1)................. $ 9,885,995
 Cash.............................................................      40,223
 Receivables:
  Investment securities sold......................................     253,203
  Interest........................................................     117,792
  Due from Advisor (Note 2).......................................      99,086
 Deferred organization costs, net of amortization (Note 1)........      13,004
 Other assets.....................................................      15,935
                                                                   -----------
    TOTAL ASSETS..................................................  10,425,238
                                                                   -----------
LIABILITIES:
 Payables:
  Investment securities purchased.................................   1,071,068
  Accrued expenses................................................     105,140
                                                                   -----------
    TOTAL LIABILITIES.............................................   1,176,208
                                                                   -----------
NET ASSETS........................................................ $ 9,249,030
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital (Note 6)......................................... $ 8,985,395
 Accumulated distributions in excess of net investment income.....      (7,907)
 Accumulated net realized gain on investments.....................      90,559
 Net unrealized appreciation on investments.......................     180,983
                                                                   -----------
    NET ASSETS.................................................... $ 9,249,030
                                                                   ===========
OFFERING PRICE PER SHARE:
 Brinson Class
  Net asset value, offering price and redemption price per share
   (Based on net assets of $9,074,299 and 880,184 shares issued
   and outstanding) (Note 6)...................................... $     10.31
                                                                   ===========
 SwissKey Class
  Net asset value, offering price and redemption price per share
   (Based on net assets of $174,731 and 16,961 shares issued and
   outstanding) (Note 6).......................................... $     10.30
                                                                   ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD AUGUST 31, 1995* TO DECEMBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME:
 Interest............................................................ $ 190,503
                                                                      ---------
    TOTAL INCOME.....................................................   190,503
                                                                      ---------
EXPENSES:
 Professional........................................................    28,675
 Custodian...........................................................    21,000
 Registration........................................................    17,605
 Transfer Agent......................................................    16,060
 Advisory (Note 2)...................................................    14,076
 Accounting..........................................................    13,585
 Printing............................................................    11,358
 Amortization of organization costs (Note 1).........................       932
 Distribution (Note 5)...............................................        89
 Other expenses......................................................     6,897
                                                                      ---------
    TOTAL EXPENSES...................................................   130,277
    Expenses deferred by Advisor (Note 2)............................  (113,298)
                                                                      ---------
    NET EXPENSES.....................................................    16,979
                                                                      ---------
    NET INVESTMENT INCOME ...........................................   173,524
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on investments....................................   113,897
 Change in net unrealized appreciation...............................   180,983
                                                                      ---------
 Net realized and unrealized gain....................................   294,880
                                                                      ---------
 Net increase in net assets resulting from operations................ $ 468,404
                                                                      =========

*Commencement of investment operations


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD AUGUST 31, 1995* TO DECEMBER 31, 1995 (UNAUDITED)

OPERATIONS:
 Net investment income............................................. $  173,524
 Net realized gain on investments..................................    113,897
 Change in net unrealized appreciation.............................    180,983
                                                                    ----------
 Net increase in net assets resulting from operations..............    468,404
                                                                    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income..........................   (173,523)
 Distributions in excess of net investment income..................     (7,907)
 Distributions from net realized gain..............................    (23,339)
                                                                    ----------
 Total distributions to shareholders*..............................   (204,769)
                                                                    ----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold.......................................................  8,861,181
 Shares issued on reinvestment of distributions....................    204,769
 Shares redeemed...................................................   (131,555)
                                                                    ----------
 Net increase in net assets resulting from capital share transac-
  tions (Note 6)...................................................  8,934,395
                                                                    ----------
    TOTAL INCREASE IN NET ASSETS...................................  9,198,030
                                                                    ----------
NET ASSETS:
 Beginning of period...............................................     51,000
                                                                    ----------
 End of period (including distributions in excess of net investment income of $7,907)................................................ $9,249,030
                                                                    ==========
*DISTRIBUTION BY CLASS:
 Distributions from and in excess of net investment income:
  Brinson Class.................................................... $ (179,446)
  SwissKey Class...................................................     (1,984)
 Distributions from net realized gain:
  Brinson Class....................................................    (23,071)
  SwissKey Class...................................................       (268)
                                                                    ----------
                                                                    $ (204,769)
                                                                    ==========

* Commencement of investment operations

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period.

                                                               AUGUST 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
BRINSON CLASS                                                     (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $10.00
                                                                    ------
 Income from investment operations:
  Net investment income.......................................        0.20
  Net realized and unrealized gain............................        0.35
                                                                    ------
    Total income from investment operations...................        0.55
                                                                    ------
 Less distributions:
  Distributions from and in excess of net investment income...       (0.21)
  Distributions from net realized gain........................       (0.03)
                                                                    ------
    Total distributions.......................................       (0.24)
                                                                    ------
Net asset value, end of period................................      $10.31
                                                                    ======
Total return (non-annualized).................................        5.49%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................      $9,074
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        4.69%**
  After expense reimbursement.................................        0.60%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        2.17%**
  After expense reimbursement.................................        6.26%**
 Portfolio turnover rate......................................         212%

 *Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                               AUGUST 31, 1995*
                                                                    THROUGH
                                                               DECEMBER 31, 1995
SWISSKEY CLASS                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................      $10.00
                                                                    ------
 Income from investment operations:
  Net investment income.......................................        0.20
  Net realized and unrealized gain............................        0.33
                                                                    ------
    Total income from investment operations...................        0.53
                                                                    ------
 Less distributions:
  Distributions from and in excess of net investment income...       (0.20)
  Distributions from net realized gain........................       (0.03)
                                                                    ------
    Total distributions.......................................       (0.23)
                                                                    ------
Net asset value, end of period................................      $10.30
                                                                    ======
Total return (non-annualized).................................        5.29%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........................        $175
 Ratio of expenses to average net assets:
  Before expense reimbursement................................        5.16%**
  After expense reimbursement.................................        1.07%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement................................        1.70%**
  After expense reimbursement.................................        5.79%**
 Portfolio turnover rate......................................         212%

 *Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1.SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of ten series: Global Fund, Global Equity Fund, Global Bond Fund, Short-Term Global Income Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, U.S. Cash Management Fund, Non-U.S. Equity Fund and Non-U.S. Bond Fund. Each Fund has outstanding two classes of shares, Brinson class and SwissKey class. There are an unlimited number of shares of each class with par value of $0.00 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The following is a summary of significant accounting policies consistently followed by the U.S. Balanced Fund, U.S. Equity Fund and the U.S. Bond Fund (each a "Fund," collectively the "Funds") in the preparation of their financial statements.

A.INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Fixed income/debt securities are valued using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B.INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.INVESTMENT INCOME: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

D.FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended December 31, 1995, therefore, no federal income tax provision was required.

E.ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

F.DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Differences in dividends per share between the classes are due to different class expenses. Amounts equal to 7.21% and 68.68% of the amount taxable as ordinary income qualify for the dividends received deduction available to corporate shareholders for the Brinson U.S. Balanced Fund and the Brinson U.S. Equity Fund, respectively.

G.INCOME AND EXPENSE ALLOCATIONS: All income earned and expenses incurred by the Fund will be borne on a prorata basis by each of the classes except that the Brinson class will not incur any of the 12b-1 expenses.


--------------------------------------------------------------------------------

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
2.INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on the Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates for the period ended December 31, 1995, were as follows:

                                  BRINSON SWISSKEY
                                   CLASS   CLASS
                         ADVISORY EXPENSE EXPENSE  ADVISORY   FEES DEFERRED   DUE FROM
                           FEE      CAP     CAP      FEES   AND/OR REIMBURSED ADVISOR
                         -------- ------- -------- -------- ----------------- --------
U.S. Balanced Fund......   0.70%   0.80%    1.30%  $660,274     $303,042      $46,935
U.S. Equity Fund........   0.70    0.80     1.32    254,154      199,769       74,339
U.S. Bond Fund..........   0.50    0.60     1.07     14,076      113,298       99,086

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were $3,623, $2,451 and $3,942 for the U.S. Balanced Fund, U.S. Equity Fund, and U.S. Bond Fund, respectively.

3.INVESTMENT TRANSACTIONS
Investment transactions for the period ended December 31, 1995, excluding short-term investments, were as follows:

                                                                      PROCEEDS
                                                        PURCHASES    FROM SALES
                                                       ------------ ------------
U.S. Balanced Fund.................................... $255,669,041 $220,420,733
U.S. Equity Fund......................................   51,092,420   11,182,406
U.S. Bond Fund........................................   26,005,847   17,524,350

4.FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) based on the number of open contracts. Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects realized and unrealized gains and losses on these contracts. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded.

5.DISTRIBUTION PLAN
The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"). The Plan governs payments made for the expenses incurred in the promotion and distribution of the SwissKey Class of shares. Annual fees under the Plan of 0.50%, 0.52% and 0.47% of the average daily net assets of the SwissKey Class of the U.S. Balanced Fund, U.S. Equity Fund and U.S. Bond Fund, respectively, are accrued daily.

--------------------------------------------------------------------------------
36

                    THE SWISSKEY FUNDS -- NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

6.CAPITAL TRANSACTIONS

Capital stock transactions were as follows:

                                                U.S. BALANCED FUND
                                   ---------------------------------------------
                                     SIX MONTHS ENDED
                                     DECEMBER 31, 1995        PERIOD ENDED
                                        (UNAUDITED)           JUNE 30, 1995
                                   --------------------- -----------------------
                                    SHARES      VALUE      SHARES      VALUE
                                   --------- ----------- ---------- ------------
Sales:
  Brinson Class................... 3,945,476 $45,936,887 15,121,050 $154,231,504
  SwissKey Class..................    19,216     221,011        --           --
                                   --------- ----------- ---------- ------------
Total Sales....................... 3,964,692 $46,157,898 15,121,050 $154,231,504
                                   ========= =========== ========== ============
Dividend Reinvestment:
  Brinson Class................... 1,291,889 $14,701,695    178,265 $  1,991,226
  SwissKey Class..................       123       1,394        --           --
                                   --------- ----------- ---------- ------------
Total Dividend Reinvestment....... 1,292,012 $14,703,089    178,265 $  1,991,226
                                   ========= =========== ========== ============
Redemptions:
  Brinson Class...................   657,649 $ 7,710,180  1,260,181 $ 13,268,940
  SwissKey Class..................        88         998        --           --
                                   --------- ----------- ---------- ------------
Total Redemptions.................   657,737 $ 7,711,178  1,260,181 $ 13,268,940
                                   ========= =========== ========== ============
                                                 U.S. EQUITY FUND
                                   ---------------------------------------------
                                     SIX MONTHS ENDED
                                     DECEMBER 31, 1995        PERIOD ENDED
                                        (UNAUDITED)           JUNE 30, 1995
                                   --------------------- -----------------------
                                    SHARES      VALUE      SHARES      VALUE
                                   --------- ----------- ---------- ------------
Sales:
  Brinson Class................... 3,374,176 $41,373,607  3,011,049 $ 30,972,427
  SwissKey Class..................    10,353     127,133        --           --
                                   --------- ----------- ---------- ------------
Total Sales....................... 3,384,529 $41,500,740  3,011,049 $ 30,972,427
                                   ========= =========== ========== ============
Dividend Reinvestment:
  Brinson Class...................   189,516 $ 2,456,129     33,507 $    349,100
  SwissKey Class..................       268       3,473        --           --
                                   --------- ----------- ---------- ------------
Total Dividend Reinvestment.......   189,784 $ 2,459,602     33,507 $    349,100
                                   ========= =========== ========== ============
Redemptions:
  Brinson Class...................   125,891 $ 1,592,171    202,160 $  2,050,830
  SwissKey Class..................        84       1,004        --           --
                                   --------- ----------- ---------- ------------
Total Redemptions.................   125,975 $ 1,593,175    202,160 $  2,050,830
                                   ========= =========== ========== ============
                                      U.S. BOND FUND
                                   ---------------------
                                       PERIOD ENDED
                                     DECEMBER 31, 1995
                                        (UNAUDITED)
                                   ---------------------
                                    SHARES      VALUE
                                   --------- -----------
Sales:
  Brinson Class...................   867,973 $ 8,691,149
  SwissKey Class..................    16,640     170,032
                                   --------- -----------
Total Sales.......................   884,613 $ 8,861,181
                                   ========= ===========
Dividend Reinvestment:
  Brinson Class...................    19,835 $   202,518
  SwissKey Class..................       221       2,251
                                   --------- -----------
Total Dividend Reinvestment.......    20,056 $   204,769
                                   ========= ===========
Redemptions:
  Brinson Class...................    12,624 $   131,555
  SwissKey Class..................       --          --
                                   --------- -----------
Total Redemptions.................    12,624 $   131,555
                                   ========= ===========

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                                                                              37
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                                DISTRIBUTED BY:
                        FUND/PLAN BROKER SERVICES, INC.
                                2 W. ELM STREET
                             CONSHOHOCKEN, PA 19428

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.
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






LOGO
10 East 50th Street, New York, New York 10022 . Tel: (800) SWISSKEY